UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                            File No.  2-58043

     Pre-Effective Amendment No.                                                                                                 |_|

     Post-Effective Amendment No. 45                                                                                             |X|

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                                                   File No.  811-2716

     Amendment No. 46                                                                                                           |X|

                                         (Check appropriate box or boxes.)



                           NATIONWIDE VARIABLE ACCOUNT
-------------------------------------------------------------------------------------------------------------------
                           (Exact Name of Registrant)



                        NATIONWIDE LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------------------------------------------
                               (Name of Depositor)



                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
-------------------------------------------------------------------------------------------------------------------
                          (Address of Depositor's Principal Executive Offices) (Zip Code)


Depositor's Telephone Number, including Area Code         (614) 249-7111
                                                          ---------------------------------------------------------------------




                     PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
-------------------------------------------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)



Approximate Date of Proposed Public Offering              MAY 1, 2004
                                                          ----------------------


It is proposed that this filing will become effective (check appropriate box)

|_|  immediately upon filing pursuant to paragraph (b)

|X|  on May 1, 2004 pursuant to paragraph (b)

|_|  60 days after filing pursuant to paragraph (a)(1)

|_|  on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered      DEFERRED VARIABLE ANNUITY CONTRACT
                                          --------------------------------------


                        NATIONWIDE LIFE INSURANCE COMPANY
                       Deferred Variable Annuity Contracts

  Issued by Nationwide Life Insurance Company through its Nationwide Variable
                                    Account

                  The date of this prospectus is May 1, 2004.

--------------------------------------------------------------------------------

This prospectus contains basic information you should understand about the contracts before investing - the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest. Please read this prospectus carefully and keep it for future reference.

The Statement of Additional Information (dated May 1, 2004), which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 22. For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

                       Nationwide Life Insurance Company
                       P.O. Box 182021 Columbus, Ohio
                       43218-2021

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: www.sec.gov.

BEFORE INVESTING, UNDERSTAND THAT ANNUITIES AND/OR LIFE INSURANCE PRODUCTS ARE NOT INSURED BY THE FDIC, NCUSIF, OR ANY OTHER FEDERAL GOVERNMENT AGENCY, AND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED BY, OR INSURED BY THE DEPOSITORY INSTITUTION WHERE OFFERED OR ANY OF ITS AFFILIATES. ANNUITIES THAT INVOLVE INVESTMENT RISK MAY LOSE VALUE. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

The following is a list of the underlying mutual funds available under the contract.

o    American Century: Growth - Investor Class
o    American Century: Short Term Government - Investor Class
o American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV+
o    Fidelity Equity-Income Fund
o    Fidelity Variable Insurance Products - Fidelity VIP Overseas Portfolio:
     Service Class 2R+
o Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3+
o    Gartmore Bond Fund - Class D
o    Gartmore Growth Fund - Class A
o    Gartmore Money Market Fund - Prime Shares
o    Gartmore Nationwide(R)Fund - Class D (formerly, Gartmore Total Return Fund
     - Class D)
o    Gartmore Variable Insurance Trust Investor Destinations Funds
     >>   Gartmore GVIT Investor Destinations Conservative Fund: Class II
     >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund:
          Class II
     >>   Gartmore GVIT Investor Destinations Moderate Fund: Class II
     >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class
          II
     >>   Gartmore GVIT Investor Destinations Aggressive Fund: Class II
o    Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I
o    MFS(R)Strategic Income Fund - Class A
o    Neuberger Berman Equity Trust - Socially Responsive Fund: Trust Class
o Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA Class IV+

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993:

o    American Century: Income & Growth - Investor Class
o    American Century: Ultra - Investor Class
o    Credit Suisse Global Fixed Income Fund - Common Class
o    Delchester Fund - Institutional Class
o    Dreyfus A Bonds Plus, Inc.
o    Dreyfus Appreciation Fund, Inc.
o    Dreyfus S & P 500 Index Fund o Evergreen Equity Income Fund - Class I
o    Federated Bond Fund - Class F
o    Federated High Yield Trust*
o    Fidelity Advisor Balanced Fund - Class T
o    Fidelity Advisor Equity Income Fund - Class T
o    Fidelity Advisor Growth Opportunities Fund - Class T
o    Fidelity Asset Manager(TM)
o    Fidelity Magellan(R) Fund
o    Fidelity Puritan Fund
o    Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A
o    Gartmore Government Bond Fund - Class D
o    Gartmore Large Cap Value Fund- Class A

o Gartmore S&P 500(R)Market Index Fund - Service Class (formerly, Nationwide(R)S&P 500(R)Index Fund - Service Class)

o    INVESCO Dynamics Fund - Investor Class
o    Lazard Small Cap Portfolio - Open Shares

o    Neuberger Berman Guardian Fund, Inc. - Investor Class
o    Neuberger Berman Limited Maturity Bond Fund - Investor Class
o    Neuberger Berman Partners Fund, Inc. - Investor Class
o    Phoenix-Oakhurst Balanced Fund Series - Class A


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2004:
o Credit Suisse Mid Cap Growth Fund - Common Class (formerly, Credit Suisse Emerging Growth Fund - Common Class)
o    Dreyfus Balanced Fund, Inc.
o    Dreyfus Premier Third Century Fund, Inc. - Class Z
o Gartmore Small Cap Fund - Class A (formerly, Nationwide Small Cap Fund - Class A)
o    Strong Advisor Common Stock Fund, Inc. - Class Z
o    Strong Large Cap Growth Fund

EFFECTIVE MAY 1, 2004, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:
o    American Century International Growth Fund - Investor Class
o    Fidelity Advisor High Income Advantage Fund - Class T*
o    Janus Worldwide Fund
o    Oppenheimer Global Fund - Class A
o    Templeton Foreign Fund - Class A

EFFECTIVE DECEMBER 19, 2003, THE FOLLOWING UNDERLYING MUTUAL FUND IS NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:
o    Gartmore Growth Fund - Class D


EFFECTIVE MAY 1, 1999, THE FOLLOWING UNDERLYING MUTUAL FUND IS NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:
o    Fidelity Capital & Income Fund

EFFECTIVE DECEMBER 1, 1993, THE FOLLOWING UNDERLYING MUTUAL FUND IS NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:
o    Fidelity VIP High Income Portfolio: Initial Class*

THE FOLLOWING UNDERLYING MUTUAL FUND IS ONLY AVAILABLE TO PLANS ESTABLISHED PRIOR TO MARCH 6, 1998:
o    Neuberger Berman Genesis Fund - Trust Class

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE OCTOBER 31, 2001:
o    Janus Fund
o    Janus Twenty Fund



+These underlying mutual funds assess a short-term trading fee (see "Short-Term Trading Fees").


*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account may be allocated to the fixed account.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate variable annuity payments.

CONTRACT VALUE- The total of all accumulation units in a contract and any amount held in the fixed account.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, or Simple IRA.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SIMPLE IRA- An Individual Retirement Account as defined by Section 408(a) or an Individual Retirement Annuity as defined by Section 408(b) of the Internal Revenue Code to which the only contributions that can be made are contributions under a Simple Plan and rollovers or transfers from another Simple IRA.

SIMPLE PLAN- The Savings Incentive Match Plan for Employees of Small Employers. This plan is a written arrangement established under Section 408(p) of the Internal Revenue Code which provides a simplified tax-favored retirement plan for Small Employers. In a Simple Plan, each employee may choose whether to have the Small Employer make payments as contributions under the Simple Plan or to receive these payments directly in cash. A Small Employer that chooses to establish a Simple Plan must make either matching contributions or non-elective contributions. All contributions under a Simple Plan are made to Simple IRAs.

SMALL EMPLOYER- An employer that had no more than 100 employees who earned $5,000 or more in compensation during the preceding calendar year.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

TWO-YEAR PERIOD- The Two-Year Period begins on the first day in which contributions made by a Small Employer are deposited into the individual employee's Simple IRA.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS...................................
TABLE OF CONTENTS...........................................
CONTRACT EXPENSES ..........................................
UNDERLYING MUTUAL FUND ANNUAL EXPENSES......................
EXAMPLE.....................................................
SYNOPSIS OF THE CONTRACTS...................................
CONDENSED FINANCIAL INFORMATION.............................
FINANCIAL STATEMENTS........................................
NATIONWIDE LIFE INSURANCE COMPANY...........................
NATIONWIDE INVESTMENT SERVICES CORPORATION..................
INVESTING IN THE CONTRACT...................................
     The Variable Account and Underlying Mutual Funds
     The Fixed Account

THE CONTRACT IN GENERAL.....................................
     Distribution, Promotional and Sales Expenses
     Underlying Mutual Funds
     Profitability

CHARGES AND DEDUCTIONS......................................
     Mortality and Expense Risk Charge
     Administration Charge
     Contingent Deferred Sales Charge ("CDSC")

     Waiver of CDSC
     Contract Maintenance Charge
     Premium Taxes
     Short-Term Trading Fees

CONTRACT OWNERSHIP..........................................
     Annuitant
     Beneficiary and Contingent Beneficiary
OPERATION OF THE CONTRACT...................................
     Pricing

     Allocation of Purchase Payments
     Determining the Contract Value
     Transfer Requests
     Transfer Restrictions
     Transfers Prior to Annuitization
     Transfers After Annuitization


RIGHT TO REVOKE.............................................
SURRENDER (REDEMPTION)......................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Qualified Plan
CONTRACT OWNER SERVICES.....................................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals
ANNUITY COMMENCEMENT DATE...................................
ANNUITIZING THE CONTRACT....................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Annuity Payment Options
DEATH BENEFITS..............................................
     Death of Annuitant
     Death Benefit Payment

STATEMENTS AND REPORTS......................................
LEGAL PROCEEDINGS...........................................
ADVERTISING.................................................
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....
APPENDIX A: UNDERLYING MUTUAL FUNDS.........................
APPENDIX B: CONDENSED FINANCIAL INFORMATION.................
APPENDIX C: CONTRACT TYPES AND TAX
     INFORMATION............................................

CONTRACT EXPENSES

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

------------------------------------------------------------------------------------------------------------------------------------
                                                  CONTRACT OWNER TRANSACTION EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------- ------
MAXIMUM CONTINGENT DEFERRED SALES CHARGE ("CDSC") (as a percentage of purchase payments surrendered)
     MAXIMUM CDSC FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993.......................................................     7%   1
     MAXIMUM CDSC FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 1993                                                               5%   2
MAXIMUM PREMIUM TAX CHARGE (as a percentage of purchase payments)........................................................     5%   3
----------------------------------------------------------------------------------------------------------------------------- ------
MAXIMUM SHORT-TERM TRADING FEE (as a percentage of transaction amount) ..................................................     1%
----------------------------------------------------------------------------------------------------------------------------- ------

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

------------------------------------------------------------------------------------------------------------------------------------
                                                      RECURRING CONTRACT EXPENSES
----------------------------------------------------------------------------------------------------------------------------- ------
MAXIMUM ANNUAL CONTRACT MAINTENANCE CHARGE                                                                                    $30  4
----------------------------------------------------------------------------------------------------------------------------- ------
VARIABLE ACCOUNT ANNUAL EXPENSES (annualized rate of total variable account charges as a percentage of the daily net assets) 5
     VARIABLE ACCOUNT ANNUAL EXPENSES FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993
         MORTALITY AND EXPENSE RISK CHARGE...............................................................................     1.25%
         ADMINISTRATION CHARGE...........................................................................................     0.05%
              TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES.....................................................................     1.30%
     VARIABLE ACCOUNT ANNUAL EXPENSES FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 1993
         MORTALITY AND EXPENSE RISK CHARGE...............................................................................     1.30%
----------------------------------------------------------------------------------------------------------------------------- ------


------------

1 Range of CDSC over time:

----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
NUMBER OF COMPLETED YEARS FROM
DATE OF PURCHASE PAYMENT                0          1          2          3           4          5          6          7
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
CDSC PERCENTAGE                        7%         6%         5%          4%         3%         2%         1%          0%
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------

Starting with the second year after a purchase payment has been made, 10% of that purchase payment may be withdrawn without a CDSC. The CDSC is waived:

(1) for first year withdrawals of up to 10% of purchase payments for Individual Retirement Account rollover contracts; or

(2) for any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code. This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

The Internal Revenue Code may impose restrictions on surrenders from contracts issued to fund Qualified Plans. As required by federal law, no CDSC will be assessed to contracts issued under a Simple Plan. References throughout this prospectus to CDSC do not apply to contracts issued under Simple Plans.

2 After the first year from the date of any purchase payment, the contract owner may withdraw 5% of that purchase payment without a CDSC.


3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.


4 The Contract Maintenance Charge is deducted annually from all contracts on each contract anniversary and upon a full surrender of the contract.

5 These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account. They are charged on a daily basis at the annualized rate noted above.

UNDERLYING MUTUAL FUND ANNUAL EXPENSES


The next table shows the minimum and maximum total operating expenses, as of December 31, 2003, charged by the underlying mutual funds periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.


--------------------------------------------------------------------------------- ---------------------- ----------------------
Total Annual Underlying Mutual Fund Operating Expenses                                   Minimum                Maximum
--------------------------------------------------------------------------------- ---------------------- ----------------------
(expenses that are deducted from underlying mutual fund assets, including                 0.50%                  1.72%
management fees, distribution (12b-1) fees, and other expenses, as a percentage of underlying mutual fund assets)
--------------------------------------------------------------------------------- ---------------------- ----------------------

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.

The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):
o American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV
o Fidelity Variable Insurance Products Fund - Fidelity VIP Overseas Portfolio:Service Class 2R
o Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA Class IV


EXAMPLE

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.

The Example assumes:

o    a $10,000 investment in the contract for the time periods indicated;

o    a 5% return each year;

o the maximum and the minimum fees and expenses of any of the underlying mutual funds;

o the 7 year CDSC schedule; o a $30 Contract Maintenance Charge expressed as a percentage of the average account size; and

o    the total variable account charges associated with the contract (1.30%).


------------------------------------------------------------------------------------------------------------------------------------
                                     If you surrender your contract          If you do not          If you annuitize your contract
                                      at the end of the applicable             surrender             at the end of the applicable
                                               time period                   your contract                    time period
------------------------------------------------------------------------------------------------------------------------------------
                                      1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
Maximum Total Underlying Mutual
Fund Operating Expenses (1.72%)        949    1,422  1,977   3,733    349   1,062   1,797   3,733     *    1,062   1,797    3,733
------------------------------------------------------------------------------------------------------------------------------------
Minimum Total Underlying Mutual
Fund Operating Expenses (0.50%)        821    1,040  1,346   2,504    221    680    1,166   2,504     *     680    1,166    2,504
------------------------------------------------------------------------------------------------------------------------------------


*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are deferred variable annuity contracts. Contracts issued prior to January 1, 1993 were issued to the trustees of Qualified Plans as Qualified Contracts. Currently (and at all times after January 1, 1993), the contracts are issued to custodians of Individual Retirement Accounts for the benefit of Individual Retirement Account holders.

Contracts issued after January 1, 1993 do not qualify for tax-deferral under federal tax rules governing non-qualified annuities or Individual Retirement Annuities. Such contracts are, however, issued to custodians of Individual Retirement Accounts for the benefit of Individual Retirement Account holders. Such account holders will be the annuitant under these contracts. Annuity payments under the contracts are deferred until a selected later date.


For more detailed information with regard to the differences in contract types, please see Appendix C: Contract Types and Tax Information later in the prospectus.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the daily net assets of the variable account. For contracts issued prior to January 1, 1993, the Mortality and Expense Risk Charge is equal to an annualized rate of 1.30% of the daily net assets of the variable account. Nationwide assesses this charge to offset expenses incurred in the day to day business of issuing, distributing and maintaining variable annuity contracts.

For contracts issued on or after January 1, 1993, Nationwide deducts an Administration Charge equal to an annualized rate of 0.05% of the daily net assets of the variable account.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, if any part of the contract value is surrendered, Nationwide will, with certain exceptions, deduct a CDSC not to exceed 7% of purchase payments surrendered. For contracts issued before January 1, 1993, Nationwide will deduct a CDSC not to exceed 5% of purchase payments surrendered.

On each contract anniversary, Nationwide will deduct a Contract Maintenance Charge of $30 from the contract value.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization. Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix C: Contract Types and Tax Information and "Premium Taxes").


TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B: Condensed Financial Information for information regarding accumulation units.

FINANCIAL STATEMENTS


Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.


NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.


Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.


NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation. ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on March 3, 1976, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. The sub-account contains shares attributable to accumulation units under Individual Retirement Accounts, Roth IRAs, SEP IRAs, Simple IRAs and Qualified Contracts.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds are available in every state.


Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1) shares of a current underlying mutual fund are no longer available for investment; or

2)   further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion. Nationwide reserves the right to refuse transfers into the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 25% of the contract value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

o Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

o Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

o Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the12 month anniversary in which the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that this rate will not be less than the minimum interest rate required by applicable state law per year.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any applicable charges including CDSC.

THE CONTRACT IN GENERAL

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs. Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract and optional charges may not be the same in later contract years as they are in early contract years. The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

DISTRIBUTION, PROMOTIONAL AND SALES EXPENSES

Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.25% of purchase payments. Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

UNDERLYING MUTUAL FUNDS

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. The variable account (established and administered by Nationwide) aggregates all contract owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the underlying mutual fund each day. Thus, from the underlying mutual fund's standpoint, the variable account is a single shareholder. When the variable account aggregates transactions, the underlying mutual fund is relieved of incurring the expense of processing individual transactions. The expense is incurred by Nationwide.

Nationwide also pays the costs of selling the contract (as discussed above), which benefits the underlying mutual funds by providing contract owners with access to the sub-accounts that correspond to the underlying mutual funds.

The underlying mutual funds understand and acknowledge the value of these services provided by Nationwide. Accordingly, the underlying mutual funds pay Nationwide (or Nationwide affiliates) a fee for some of the distribution and operational services that Nationwide provides (and related costs incurred). These payments may be made pursuant to an underlying mutual fund's 12b-1 plan, in which case they are deducted from underlying mutual fund assets. Alternatively, such payments may be made pursuant to service/administration agreements between Nationwide (or Nationwide affiliate) and the underlying mutual fund's adviser (or its affiliates), in which case payments are typically made from assets outside of the underlying mutual fund assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the underlying mutual fund.

Nationwide took into consideration the anticipated payments from underlying mutual funds when it determined the charges that would be assessed under the contract. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract.

PROFITABILITY


Nationwide does consider profitability when determining the charges in the contract. In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later contract years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.


CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account.

This amount is computed on a daily basis and is equal to an annualized rate of 1.25% (1.30% for contracts issued prior to January 1, 1993) of the daily net assets of the variable account.

The mortality risk component is equal to an annualized rate of 0.80% of the daily net assets of the variable account and compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.

The expense risk component is equal to an annualized rate of 0.45% (0.50% for contracts issued prior to January 1, 1993) of the daily net assets of the variable account and compensates Nationwide for guaranteeing that that charges will not increase regardless of actual expenses.

Nationwide expects to generate profit from this charge. If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

ADMINISTRATION CHARGE

For contracts issued on or after January 1, 1993, Nationwide deducts an Administration Charge from the variable account. This charge is computed on a daily basis and is equal to an annualized rate of 0.05% of the daily net assets of the variable account. The Administration Charge reimburses Nationwide for administrative expenses. Nationwide will monitor this charge to ensure that it does not exceed actual administration expenses.

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

No sales charge deduction is made from the purchase payments when amounts are deposited into the contract. However, if any part of the contract is surrendered, Nationwide will, with certain exceptions, deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered (5% of purchase payments surrendered for contracts issued prior to January 1, 1993).

The CDSC, when it is applicable, is used to cover sales expenses, including commissions, production of sales literature and other promotional expenses. Any shortfall will be made up from the general account of Nationwide, which may indirectly include portions of the Mortality and Expense Risk Charge since Nationwide expects to generate a profit from this charge.

Withdrawals may be restricted for contracts issued pursuant to a Qualified Plan. No CDSC is deducted on transfers between the fixed account and the variable account. The contract owner may be subject to a tax penalty if withdrawals are taken prior to age 59 1/2.

For purposes of the CDSC, surrenders under a contract come first from the purchase payments which have been on deposit under the contract for the longest time period. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

For contracts issued on or after January 1, 1993, CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of the purchase payment surrendered.


---------------------------------- ---------------------
 NUMBER OF COMPLETED YEARS FROM      CDSC PERCENTAGE
    DATE OF PURCHASE PAYMENT
---------------------------------- ---------------------
                0                           7%
---------------------------------- ---------------------
                1                           6%
---------------------------------- ---------------------
                2                           5%
---------------------------------- ---------------------
                3                           4%
---------------------------------- ---------------------
                4                           3%
---------------------------------- ---------------------
                5                           2%
---------------------------------- ---------------------
                6                           1%
---------------------------------- ---------------------
                7                           0%
---------------------------------- ---------------------

Starting with the second year after a purchase payment has been made under the contract, 10% of that purchase payment may be withdrawn each year without imposition of the CDSC. This free withdrawal privilege is non-cumulative and will not exceed 10% of the purchase payment in any year. The CDSC is waived:

a) for first year withdrawals of up to 10% of purchase payments for Individual Retirement Account rollover contracts; or

b) for any amount withdrawn from this contract in order to meet minimum distribution requirements under the Internal Revenue Code.

For contracts issued before January 1, 1993, Nationwide may deduct a CDSC equal to 5% of the lesser of the total of all purchase payments made within 8 years of the date of the surrender request, or the amount surrendered. In no event will any CDSC be charged against any amounts held under the contract for at least 8 years. Certain partial surrenders may be requested for which no CDSC will be assessed. For any purchase payments made, the contract owner (or annuitant, if applicable) may, after the first year from the date of each purchase payment, withdraw without a CDSC, up to 5% of that purchase payment for each year that the purchase payment has remained on deposit (less the amount of such purchase payment previously surrendered free of charge).

WAIVER OF CDSC

For contracts sold to Qualified Plans established on or after January 1, 1993, as described in Section 401 of the Internal

Revenue Code, SEP IRAs sold on or after January 1, 1993, and Roth IRAs, Nationwide will waive the CDSC when:

1) the plan participant experiences a case of hardship (as defined for purposes of Internal Revenue Code Section 401(k));

2) the plan participant becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7));

3) the plan participant attains age 59 1/2 and has participated in the contract for at least 5 years, as determined from the contract anniversary date;

4) the plan participant has participated in the contract for at least 15 years as determined from the contract anniversary date;

5)   the plan participant dies; or

6)   the plan participant annuitizes after 2 years in the contract.

For Individual Retirement Accounts, Nationwide will waive the CDSC when:

1)   the designated annuitant dies; or

2)   the contract owner annuitizes after 2 years in the contract.


This contract is not designed for and does not support active trading strategies. In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading. If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract. Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract's CDSC schedule onto the new contract. This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years. This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets. However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.


In no event will elimination of the CDSC be permitted where such elimination would be unfairly discriminatory to any person, or where it is prohibited by law.

CONTRACT MAINTENANCE CHARGE

Each year on the contract anniversary (and on the date of surrender upon full surrender of the contact), Nationwide deducts a Contract Maintenance Charge of $30 from the contract value. This charge reimburses Nationwide for administrative expenses relating to the issuance and maintenance of the contract. For contracts issued to Qualified Plans described in Section 401 of the Internal Revenue Code, established on or after January 1, 1993 and SEP IRAs established between January 1, 1993 and August 1, 1994, the Contract Maintenance Charge varies from $0 to $30 depending on certain underwriting considerations. Such underwriting considerations include the size of the group, the average participant account balance transferred to Nationwide, if any, and administrative savings. For contracts issued to Qualified Plans described in
Section 401 of the Internal Revenue Code and SEP IRAs established on or after August 1, 1994, the Contract Maintenance Charge varies from $0 to $12. Variances are based on internal underwriting guidelines. The Contract Maintenance Charge will be deducted proportionately from the fixed account and variable account in the same percentages as purchase payments are allocated at the time of the deduction.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract at:

1)   the time the contract is surrendered;

2)   annuitization; or

3)   such other date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.


SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

o    contract surrenders, including CDSC-free withdrawals;

o    surrenders of annuity units to make annuity payments;

o    surrenders of accumulation units to pay the annual Contract Maintenance
     Charge;

o    surrenders of accumulation units to pay a death benefit; or

o    transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.


CONTRACT OWNERSHIP

All contract rights are exercised by the annuitant. Throughout this prospectus, discussions relating to the rights and capabilities of a contract owner under the contracts apply to the annuitant.

The annuitant exercising the rights of the contract owner may request a change in the annuitant, contingent annuitant, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

o    on a Nationwide form;

o    signed by the annuitant; and

o    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If there is a change of annuitant, distributions will be made as if the contract owner died at the time of the change.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 78 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed prior to the annuitization date with the consent of Nationwide.

Although not the contract owner, the annuitant may exercise contract rights if authorized by the holder of the contract (an Individual Retirement Account or Qualified Plan trustee(s)).

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no contingent annuitant. More than one beneficiary can be named. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The beneficiary or contingent beneficiary may be changed during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time the change was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o        New Year's Day                o        Independence Day
o        Martin Luther King, Jr. Day   o        Labor Day
o        Presidents' Day               o        Thanksgiving
o        Good Friday                   o        Christmas
o        Memorial Day

Nationwide also will not price purchase payments if:

1)   trading on the New York Stock Exchange is restricted;

2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner would not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to the sub-accounts and the fixed account as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change allocations or make exchanges among the sub-accounts or the fixed account. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.


DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

1)   the value of amounts allocated to the sub-accounts of the variable account;
     and

2)   amounts allocated to the fixed account.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account and the fixed account based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

a)   is the sum of:

     1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

c) is a factor representing the daily variable account charges. The factor is equal to an annualized rate of 1.30% of the daily net assets of the variable account.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

2)   adding any interest earned on the amounts allocated.


TRANSFER REQUESTS

Contract owners may submit transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.


Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

TRANSFER RESTRICTIONS

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading"). A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract. Short-term trading can result in:

o the dilution of the value of the investors' interests in the underlying mutual fund;

o underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

o    increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period). For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:

---------------------------------- -------------------------------
Trading Behavior                   Nationwide's Response
---------------------------------- -------------------------------
6 or more transfer events in one   Nationwide will mail a letter
calendar quarter                   to the contract owner
                                   notifying them that:
                                   (1)  they have been identified as engaging
                                        in harmful trading practices; and
                                   (2)  if their transfer events exceed 11 in 2
                                        consecutive calendar quarters or 20 in
                                        one calendar year, the contract owner
                                        will be limited to submitting transfer
                                        requests via U.S. mail.
---------------------------------- -------------------------------
More than 11 transfer events in    Nationwide will automatically
2 consecutive calendar quarters    limit the contract owner to
OR                                 submitting transfer requests
More than 20 transfer events in    via U.S. mail.
one calendar year
---------------------------------- -------------------------------

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners. These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.


TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account

Contract owners may request to have fixed account allocations transferred to the variable account only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Contract owners may request to have variable account allocations transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account, however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, the transfer limit will not be less than 10% of the current value of the variable account. Nationwide reserves the right to refuse transfers to the fixed account from the variable account if the fixed account value is (or would be after the transfer) equal to or greater than 25% of the contract value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Transfers Among the Sub-Accounts


A contract owner may request to transfer allocations among the sub-accounts at any time, subject to the terms and conditions imposed by the contract and the underlying mutual funds.


TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.


RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. All IRA, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)


Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrenders from the contract may be subject to federal income tax and/or a penalty tax. See "Federal Income Taxes" in Appendix C: Contract Types and Tax Information. Surrender requests must be in writing and

Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.


Nationwide will pay any amount surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC either from:

a)   the amount requested; or

b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.


Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees. Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.


FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account charges;

o    the Contract Maintenance Charge;

o    underlying mutual fund charges;

o    investment performance of the underlying mutual funds; and

o    amounts allocated to the fixed account and any interest credited.

A CDSC may apply.

SURRENDERS UNDER A QUALIFIED PLAN

The contract surrender provisions may be modified pursuant to the plan terms and Internal Revenue Code provisions when the contract is issued to fund a Qualified Plan.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the fixed account. Requests for Asset Rebalancing must be on a Nationwide form.


Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.


Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan. Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts and the fixed account into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.


Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Gartmore Money Market Fund - Prime Shares to any other underlying mutual fund.

Dollar Cost Averaging transfers may not be directed to the fixed account.

Transfers occur monthly or on another frequency if permitted by Nationwide. Dollar Cost Averaging transfers are not considered transfer events. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.


Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A Dollar Cost Averaging program which transfers amounts from the fixed account to the variable account is not the same as an Enhanced Rate Dollar Cost Averaging program. Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire as to whether any Enhanced Rate Dollar Cost Averaging programs are available.

Enhanced Rate Dollar Cost Averaging Program

Nationwide may, from time to time, offer Enhanced Rate Dollar Cost Averaging programs. Only new purchase payments to the contract are eligible to participate in this program and the contract value must be $10,000 at the time the program is elected. Dollar Cost Averaging transfers for this program may only be made from the fixed account. Such Enhanced Rate Dollar Cost Averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the Gartmore Money Market Fund - Prime Shares.

SYSTEMATIC WITHDRAWALS

Systematic Withdrawals allow contract owners (or annuitants if authorized) to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.

If the contract owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of:

1) 10% of all purchase payments made to the contract as of the withdrawal date; or

2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic Withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The annuity commencement date may be changed before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

o    the age (or date) specified in your contract; or

o    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Qualified Plan, annuitization may occur during the first 2 years subject to Nationwide's approval.


The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above see "Required Distributions" in Appendix C:
Contract Types and Tax Information.


ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

1)   an annuity payment option; and

2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

1)   deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the annuitant to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

1)   deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the annuitant to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.



Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges Among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

o the amount to be distributed is less than $500, in which case Nationwide may make one lump sum payment of the contract value; or

o an annuity payment would be less than $20, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $20. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

An annuity payment option must be elected before the annuitization date. The annuity payment options are:

1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2) JOINT AND SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Annuitants may request other options before the annuitization date. These options are subject to Nationwide's approval.

Qualified Contracts, IRAs, SEP IRAs and Simple IRAs are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF ANNUITANT

If the annuitant dies prior to the annuitization date, then the contingent annuitant becomes the annuitant and no death benefit is payable. In the event there is no living contingent annuitant, then, upon the annuitant's death, a death benefit will be payable to the beneficiary.

If no beneficiary survives the annuitant, the contingent beneficiary receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

The beneficiary may elect to receive the death benefit:

1)   in a lump sum;

2)   as an annuity; or

3)   in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT


Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid. The death benefit value is determined as of the date Nationwide receives:

1)   proper proof of the annuitant's death;

2)   an election specifying the distribution method; and

3)   any state required form(s).

If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.


For contracts issued on or after the later of May 1, 1998 or a date on which state insurance authorities approve applicable contract modifications:

o If the annuitant dies on or after his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be equal to the contract value, if the contract owner has:

     1) requested an annuity commencement date later than the first day of the calendar month after the annuitant's 75th birthday; and

     2)   Nationwide approved the request.

o If the annuitant dies prior to his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be the greater of:

     1)   the contract value; or

     2) the sum of all purchase payments, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If the annuitant dies after the annuitization date, any payment that may be payable will be determined according to the selected annuity payment option.

For contracts issued prior to May 1, 1998 or a date prior to approval of applicable contract modifications by state insurance authorities:

o If the annuitant dies on or after his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be equal to the contract value, if the contract owner has:

     1) requested an annuity commencement date later than the first day of the calendar month after the annuitant's 75th birthday; and

     2)   Nationwide approved the request.

o If the annuitant dies prior to his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be the greater of:

     1)   the contract value; or

     2)   the sum of all purchase payments, less any amounts surrendered.

If the annuitant dies after the annuitization date, any payment that may be payable will be determined according to the selected annuity payment option.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

o semi-annual reports as of June 30 containing financial statements for the variable account; and

o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS


Nationwide is a party to litigation and arbitration proceedings and inquiries from regulatory bodies in the ordinary course of its business.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court by plaintiff Mercedes Castillo that challenged the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint was brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named defendants, which were allegedly used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs. On November 4, 2002, the Court issued a decision granting Nationwide 's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification was moot. Following appeal by the plaintiff, both of those decisions were affirmed by the Ohio Court of Appeals on September 9, 2003. The plaintiff filed a notice of appeal of the decision by the Ohio Court of Appeals on October 24, 2003. The Ohio Supreme Court announced on January 21, 2004 that the appeal was not accepted and the time for reconsideration has expired.

On October 31, 2003, a lawsuit seeking class action status containing allegations similar to those made in the Castillo case was filed against Nationwide in Arizona federal court by plaintiff Robert Helman (Robert Helman et al v. Nationwide Life Insurance Company et al). This lawsuit is in a very preliminary stage and Nationwide is evaluating its merits. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court (Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company). The plaintiffs first amended their complaint on September 6, 2001 to include class action allegations, and have subsequently amended their complaint twice. As amended, in the current complaint, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. Plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts, and that Nationwide acquired and breached ERISA fiduciary duties by accepting service payments from certain mutual funds that allegedly consisted of or diminished those ERISA plan assets. The complaint seeks disgorgement of some or all of the fees allegedly received by Nationwide and other unspecified relief for restitution, along with declaratory and injunctive relief and attorneys' fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On January 30, 2004, Nationwide filed its Revised Memorandum in Support of Summary Judgment and a Motion Requesting that the Court Decide Summary Judgment before Class Certification. Plaintiffs are opposing that motion. Nationwide intends to defend this lawsuit vigorously.

On May 1, 2003, a class action was filed against Nationwide in the United States District Court for the Eastern District of Louisiana (Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company). The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by Nationwide. Plaintiff alleges that Nationwide represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. Plaintiff claims that Nationwide has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. Plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by Nationwide between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. Nationwide's motion to dismiss the complaint was granted by the Court on October 28, 2003. Plaintiff has appealed that dismissal.

On January 21, 2004, Nationwide was named in a lawsuit filed in the U.S. District Court for the Northern District of Mississippi (United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial

Corporation, and John Does A-Z). In its complaint, the plaintiff alleges that Nationwide and/or its affiliated life insurance companies (1) tortiously interfered with the plaintiff's contractual and fiduciary relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W & R Insurance Agency, Inc. (collectively, "Waddell & Reed"), (2) conspired with and otherwise caused Waddell & Reed to breach its contractual and fiduciary obligations to the plaintiff, and (3) tortiously interfered with the plaintiff's contractual relationship with policyholders of insurance policies issued by the plaintiff. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, and costs and disbursements, including attorneys' fees. The plaintiff seeks to have each defendant judged jointly and severally liable for all damages. This lawsuit is in a very preliminary stage, and Nationwide intends to defend it vigorously.

The financial services industry, including mutual fund, variable annuity and distribution companies have been the subject of increasing scrutiny by regulators, legislators, and the media over the past year. Numerous regulatory agencies, including the SEC and the New York Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund companies on those issues. Investigations and enforcement actions have also been commenced, on a smaller scale, regarding the sales practices of mutual fund and variable annuity distributors. These legal proceedings are expected to continue in the future. These investigations and proceedings could result in legal precedents, as well as new industry-wide legislation, rules, or regulations, that could significantly affect the financial services industry, including variable annuity companies. Nationwide has been contacted by regulatory agencies for information relating to market timing, late trading, and sales practices. Nationwide is cooperating with these regulatory agencies and is responding to those information requests.

There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.


The general distributor, NISC, is not engaged in any litigation of any material nature.



ADVERTISING


Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                            PAGE
General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................1
Underwriters...................................................................2
Annuity Payments...............................................................2
Financial Statements...........................................................3

APPENDIX A: UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.


AMERICAN CENTURY GROWTH: INVESTOR CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY INCOME & GROWTH: INVESTOR CLASS
This underlying mutual fund is only available for contracts issued on or after
January 1, 1993.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Dividend growth, current income and capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY INTERNATIONAL GROWTH: INVESTOR CLASS
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY SHORT TERM GOVERNMENT: INVESTOR CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income and limited price volatility.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY ULTRA: INVESTOR CLASS
This underlying mutual fund is only available for contracts issued on or after
January 1, 1993.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS IV
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

CREDIT SUISSE GLOBAL FIXED INCOME FUND: COMMON CLASS
This underlying mutual fund is only available for contracts issued on or after
January 1, 1993.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximum total investment return.
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE MID CAP GROWTH FUND: COMMON CLASS
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximum capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

DELCHESTER FUND - INSTITUTIONAL CLASS
This underlying mutual fund is only available for contracts issued on or after
January 1, 1993.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Delaware Management Company, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS A BONDS PLUS, INC.
This underlying mutual fund is only available for contracts issued on or after
January 1, 1993.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize total return consisting of capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS APPRECIATION FUND, INC.
This underlying mutual fund is only available for contracts issued on or after
January 1, 1993.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------



DREYFUS BALANCED FUND, INC.
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS PREMIER THIRD CENTURY FUND, INC.: CLASS Z
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth with current income as a secondary goal.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS S&P 500 INDEX FUND
This underlying mutual fund is only available for contracts issued on or after
January 1, 1993.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match performance of the S&P 500 Composite Stock Price Index.
------------------------------------------------ -----------------------------------------------------------------------------------

EVERGREEN EQUITY INCOME FUND: CLASS I
This underlying mutual fund is only available for contracts issued on or after
January 1, 1993.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Evergreen Investment Management Company, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED BOND FUND: CLASS F
This underlying mutual fund is only available for contracts issued on or after
January 1, 1993.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED HIGH YIELD TRUST
This underlying mutual fund is only available for contracts issued on or after
January 1, 1993.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY ADVISOR BALANCED FUND: CLASS T
This underlying mutual fund is only available for contracts issued on or after
January 1, 1993.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Income and growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY ADVISOR EQUITY INCOME FUND: CLASS T
This underlying mutual fund is only available for contracts issued on or after
January 1, 1993.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Seeks a yield which exceeds the composite dividend yield on securities comprising the S&P 500 Index.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND: CLASS T
This underlying mutual fund is only available for contracts issued on or after
January 1, 1993.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY ADVISOR HIGH INCOME ADVANTAGE FUND: CLASS T
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY ASSET MANAGER(TM)
This underlying mutual fund is only available for contracts issued on or after
January 1, 1993.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------



FIDELITY CAPITAL & INCOME FUND
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 1991.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Provide income and capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY EQUITY-INCOME FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY MAGELLAN(R) FUND
This underlying mutual fund is only available for contracts issued on or after
January 1, 1993.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY PURITAN FUND
This underlying mutual fund is only available for contracts issued on or after
January 1, 1993.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Income and capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP HIGH INCOME PORTFOLIO: INITIAL CLASS
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective December 1, 1993.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS 2 R
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management and Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN MUTUAL SERIES FUND, INC. - MUTUAL SHARES FUND: CLASS A
This underlying mutual fund is only available for contracts issued on or after
January 1, 1993.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Mutual Advisers, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON FOREIGN SECURITIES FUND: CLASS 3
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Investment Counsel, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE BOND FUND: CLASS D
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE GOVERNMENT BOND FUND: CLASS D
This underlying mutual fund is only available for contracts issued on or after
January 1, 1993.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE GROWTH FUND: CLASS A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective December 19, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE GROWTH FUND: CLASS D
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective December 19, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE LARGE CAP VALUE FUND: CLASS A
This underlying mutual fund is only available for contracts issued on or after
January 1, 1993.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize total return.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE MONEY MARKET FUND: PRIME SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE NATIONWIDE(R) FUND: CLASS D
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return through a flexible combination of capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE SMALL CAP FUND: CLASS A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     INVESCO, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE S&P 500(R) MARKET INDEX FUND - SERVICE CLASS
This underlying mutual fund is only available for contracts issued on or after
January 1, 1993.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Provide investment results that correspond to the price and yield performance represented by the S&P 500 Composite Stock Price Index.
------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INVESTOR DESTINATIONS FUNDS
--------------------------- --------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS CONSERVATIVE                                       secondarily, long term growth of capital.  The Fund invests in a
FUND: CLASS II                                                  target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking growth of capital
DESTINATIONS MODERATELY                                         and income.  The Fund invests in a target allocation mix of 30%
CONSERVATIVE FUND: CLASS                                        large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
II                                                              stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATE                                           capital.  The Fund invests in a target allocation mix of 40% large
FUND: CLASS II                                                  cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S.
                                                                stocks, 30% international funds, and 5% bonds.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS MODERATELY                                         secondarily, long term growth of capital.  The Fund invests in a
AGGRESSIVE FUND: CLASS II                                       target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking growth of capital
DESTINATIONS AGGRESSIVE                                         and income.  The Fund invests in a target allocation mix of 30%
FUND: CLASS II                                                  large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
                                                                stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE VARIABLE INSURANCE TRUST - J.P. MORGAN GVIT BALANCED FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     J.P. Morgan Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

INVESCO DYNAMICS FUND: INVESTOR CLASS
This underlying mutual fund is only available for contracts issued on or after
January 1, 1993.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     INVESCO Institutional (N.A.), Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS FUND
This underlying mutual fund is only available in contracts for which good order applications were received before October 31, 2001.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS TWENTY FUND
This underlying mutual fund is only available in contracts for which good order applications were received before October 31, 2001.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS WORLDWIDE FUND
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------



LAZARD SMALL CAP PORTFOLIO: OPEN SHARES
This underlying mutual fund is only available for contracts issued on or after
January 1, 1993.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Lazard Asset Management
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

MFS STRATEGIC INCOME FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income and capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN GENESIS FUND: TRUST CLASS
This underlying mutual fund is available to plans established prior to March 6,
1998.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN GUARDIAN FUND, INC.: INVESTOR CLASS
This underlying mutual fund is only available for contracts issued on or after
January 1, 1993.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN LIMITED MATURITY BOND FUND: INVESTOR CLASS
This underlying mutual fund is only available for contracts issued on or after
January 1, 1993.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Highest available current income.
------------------------------------------------ -----------------------------------------------------------------------------------


NEUBERGER BERMAN PARTNERS FUND, INC.: INVESTOR CLASS
This underlying mutual fund is only available for contracts issued on or after
January 1, 1993.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND: TRUST CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER GLOBAL FUND: CLASS A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: CLASS IV
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

PHOENIX-OAKHURST BALANCED FUND SERIES: CLASS A
This underlying mutual fund is only available for contracts issued on or after
January 1, 1993.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Phoenix Investment Council
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income and long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

STRONG ADVISOR COMMON STOCK FUND, INC.: CLASS Z
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

STRONG LARGE CAP GROWTH FUND
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------



TEMPLETON FOREIGN FUND: CLASS A
This underlying mutual fund is no longer available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Global Advisors Limited
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------


APPENDIX B: CONDENSED FINANCIAL INFORMATION

The following tables reflect accumulation unit values for the units of the sub-accounts. As used in this appendix, the term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV, Fidelity Variable Insurance Products Fund - Fidelity VIP Overseas Portfolio: Service Class 2R, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3, GVIT - Gartmore GVIT Investor Destinations Conservative Fund: Class II, GVIT - Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II, GVIT - Gartmore GVIT Investor Destinations Moderate Fund: Class II, GVIT - Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II, GVIT - Gartmore GVIT Investor Destinations Aggressive Fund: Class II, Neuberger Berman - Socially Responsive Fund: Trust Class, and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class IV were added to the variable account on May 1, 2004. Therefore, no Condensed Financial Information is available.



-----------------------------------------------------------------------------------------------------------------------------
                                ACCUMULATION         ACCUMULATION            PERCENT             NUMBER OF
                                 UNIT VALUE           UNIT VALUE            CHANGE IN           ACCUMULATION
                                AT BEGINNING            AT END             ACCUMULATION         UNITS AT END
        SUB-ACCOUNT              OF PERIOD             OF PERIOD            UNIT VALUE         OF THE PERIOD       PERIOD
-----------------------------------------------------------------------------------------------------------------------------
American Century: Growth -       57.972941             71.188047               22.80%              111,223          2003
Investor Class
                                 79.512370             57.972941              -27.09%              122,347          2002
                                 99.058910             79.512370              -19.73%              138,099          2001
                                117.667874             99.058910              -15.81%              148,234          2000
                                 88.518097            117.667874               32.93%              153,919          1999
                                 65.572069             88.518097               34.99%              150,519          1998
                                 51.389039             65.572069               27.60%              158,492          1997
                                 45.274141             51.389039               13.51%              186,518          1996
                                 38.113717             45.274141               18.79%              231,124          1995
                                 39.197771             38.113717               -2.77%              324,141          1994
                                 38.275689             39.197771                2.41%              335,369          1993
-----------------------------------------------------------------------------------------------------------------------------
American Century: Income &       13.050867             16.697268               27.94%              431,937          2003
Growth - Investor Class
                                 16.400321             13.050867              -20.42%              459,146          2002
                                 18.136235             16.400321               -9.57%              524,128          2001
                                 20.537578             18.136235              -11.69%              539,511          2000
                                 17.640513             20.537578               16.42%              534,684          1999
                                 14.002308             17.640513               25.98%              397,026          1998
                                 10.551440             14.002308               32.71%              135,424          1997
                                 10.000000             10.551440                5.51%               18,133          1996*
-----------------------------------------------------------------------------------------------------------------------------
American Century:                14.441600             17.871836               23.75%              115,663          2003
International Growth -
Investor Class
                                 18.119357             14.441600              -20.30%              109,800          2002
                                 25.077938             18.119357              -27.75%              123,761          2001
                                 29.892733             25.077938              -16.11%              123,327          2000
                                 18.416900             29.892733               62.31%               67,212          1999
                                 15.678789             18.416900               17.46%               48,212          1998
                                 13.268469             15.678789               18.17%               31,799          1997
                                 11.748911             13.268469               12.93%                7,683          1996
                                 10.000000             11.748911               17.49%               25,477          1995*
-----------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------
                                ACCUMULATION         ACCUMULATION            PERCENT             NUMBER OF
                                 UNIT VALUE           UNIT VALUE            CHANGE IN           ACCUMULATION
                                AT BEGINNING            AT END             ACCUMULATION         UNITS AT END
        SUB-ACCOUNT              OF PERIOD             OF PERIOD            UNIT VALUE         OF THE PERIOD       PERIOD
-----------------------------------------------------------------------------------------------------------------------------
American Century: Short          27.026869             26.972536               -0.20%               77,580          2003
Term Government - Investor
Class
                                 26.022142             27.026869                3.86%              102,559          2002
                                 24.610929             26.022142                5.73%               71,996          2001
                                 23.132624             24.610929                6.39%              102,017          2000
                                 23.012292             23.132624                0.52%               87,493          1999
                                 21.986961             23.012292                4.66%              131,664          1998
                                 21.012508             21.986961                4.64%              138,808          1997
                                 20.449954             21.012508                2.75%              157,941          1996
                                 18.748399             20.449954                9.08%              216,620          1995
                                 19.087872             18.748399               -1.78%              183,649          1994
                                 18.563845             19.087872                2.82%              182,484          1993
-----------------------------------------------------------------------------------------------------------------------------
American Century: Ultra -        15.723098             19.526904               24.19%              801,688          2003
Investor Class
                                 20.728384             15.723098              -24.15%              875,966          2002
                                 24.597823             20.728384              -15.73%              995,997          2001
                                 31.115121             24.597823              -20.95%            1,057,861          2000
                                 22.284614             31.115121               39.63%              958,510          1999
                                 16.780808            722.284614               32.80%              784,677          1998
                                 13.807925             16.780808               21.53%              660,821          1997
                                 12.289075             13.807925               12.36%              530,842          1996
                                  9.043121             12.289075               35.89%              266,570          1995
                                  9.505758              9.043121               -4.87%              116,020          1994
                                 10.000000              9.505758               -4.94%                2,713          1993*
-----------------------------------------------------------------------------------------------------------------------------
Credit Suisse Mid Cap             9.181258             13.172521               43.47%              282,864          2003
Growth Fund - Common Class
                                 13.319611              9.181258              -31.07%              263,436          2002
                                 17.950417             13.319611              -25.80%              317,127          2001
                                 20.672241             17.950417              -13.17%              339,409          2000
                                 14.769496             20.672241                39.97              288,739          1999
                                 14.140391             14.769496                4.45%              338,034          1998
                                 11.814248             14.140391               19.69%              316,835          1997
                                 10.895016             11.814248                8.44%              250,912          1996
                                 10.000000             10.895016                8.95%                    0          1995*
-----------------------------------------------------------------------------------------------------------------------------
Credit Suisse Global Fixed       12.375436             13.982132               12.98%               72,744          2003
Income Fund - Common Class
                                 11.376047             12.375436                8.79%               50,344          2002
                                 11.172038             11.376047                1.83%               16,666          2001
                                 10.554122             11.172038                5.85%               15,052          2000
                                 10.651516             10.554122               -0.91%                5,420          1999
                                 10.000000             10.651516                6.52%               14,079          1998*
-----------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------
                                ACCUMULATION         ACCUMULATION            PERCENT             NUMBER OF
                                 UNIT VALUE           UNIT VALUE            CHANGE IN           ACCUMULATION
                                AT BEGINNING            AT END             ACCUMULATION         UNITS AT END
        SUB-ACCOUNT              OF PERIOD             OF PERIOD            UNIT VALUE         OF THE PERIOD       PERIOD
-----------------------------------------------------------------------------------------------------------------------------
Delchester Fund                  10.058200             12.979850               29.05%               43,329          2003
-Institutional Class
                                 10.141053             10.058200               -0.82%               28,131          2002
                                 11.024016             10.141053               -8.01%               39,799          2001
                                 14.244875             11.024016              -22.61%               57,457          2000
                                 14.911925             14.244875               -4.47%               79,605          1999
                                 15.348845             14.911925               -2.85%               73,489          1998
                                 13.618147             15.348845               12.71%               87,319          1997
                                 12.257125             13.618147               11.10%               70,363          1996
                                 10.867271             12.257125               12.79%               65,214          1995
                                 11.511092             10.867271               -5.59%               43,997          1994
                                 10.000000             11.511092               15.11%               15,953          1993*
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus A Bonds Plus, Inc.       14.425775             14.901024                3.29%              231,833          2003
                                 13.547919             14.425775                6.48%              228,069          2002
                                 13.124465             13.547919                3.23%              202,272          2001
                                 12.061566             13.124465                8.81%              157,768          2000
                                 12.008201             12.061566                0.44%              160,276          1999
                                 11.848519             12.008201                1.35%               14,859          1998
                                 10.958199             11.848519                8.12%              156,006          1997
                                 10.819193             10.958199                1.28%              169,248          1996
                                  9.110600             10.819193               18.75%               53,005          1995
                                 10.000000              9.110600               -8.89%               15,283          1994*
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,        9.997121             11.878945               18.82%              218,248          2003
Inc.
                                 12.224747              9.997121              -18.22%              206,442          2002
                                 13.878593             12.224747              -11.92%              173,920          2001
                                 13.811292             13.878593                0.49%              161,490          2000
                                 12.724781             13.811292                8.54%              156,211          1999
                                 10.000000             12.724781               27.25%               56,730          1998*
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            9.154131             10.664545               16.50%              119,584          2003
Inc.
                                 11.103351              9.154131              -17.56%               90,594          2002
                                 11.775576             11.103351               -5.71%               79,980          2001
                                 11.699291             11.775576                0.65%               67,570          2000
                                 10.755504             11.699291                8.77%               29,698          1999
                                 10.000000             10.755504                7.56%               14,859          1998*
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third            14.968630             18.596846               24.24%               54,525          2003
Century Fund, Inc. -
Class Z
                                 21.473521             14.968630              -30.29%               59,417          2002
                                 28.523380             21.473521              -24.72%               70,673          2001
                                 33.178138             28.523380              -14.03%               72,298          2000
                                 25.825514             33.178138               28.47%               59,207          1999
                                 20.101260             25.825514               28.48%               41,708          1998
                                 15.742432             20.101260               27.69%               35,892          1997
                                 12.829548             15.742432               22.70%               21,194          1996
                                  9.570659             12.829548               34.05%               12,292          1995
                                 10.477293              9.570659               -8.65%                7,325          1994
                                 10.000000             10.477293                4.77%                2,583          1993*
-----------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------
                                ACCUMULATION         ACCUMULATION            PERCENT             NUMBER OF
                                 UNIT VALUE           UNIT VALUE            CHANGE IN           ACCUMULATION
                                AT BEGINNING            AT END             ACCUMULATION         UNITS AT END
        SUB-ACCOUNT              OF PERIOD             OF PERIOD            UNIT VALUE         OF THE PERIOD       PERIOD
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus S & P 500 Index          20.305178             25.670397               26.42%              712,645          2003
Fund
                                 26.550137             20.305178              -23.52%              723,651          2002
                                 30.697964             26.550137              -13.51%              789,038          2001
                                 34.392545             30.697964              -10.74%              746,793          2000
                                 28.976575             34.392545               18.69%              692,394          1999
                                 22.921661             28.976575               26.42%              429,513          1998
                                 17.509385             22.921661               30.91%              332,923          1997
                                 14.505515             17.509385               20.71%              187,389          1996
                                 10.749166             14.505515               34.95%               33,323          1995
                                 10.819026             10.749166               -0.65%               12,668          1994
                                 10.000000             10.819026                8.19%                  585          1993*
-----------------------------------------------------------------------------------------------------------------------------
Evergreen Equity Income          16.713543             21.686551               29.75%               39,991          2003
Fund - Y Shares
                                 19.323871             16.713543              -13.51%               35,669          2002
                                 20.691982             19.323871               -6.61%               37,440          2001
                                 19.561585             20.691982                5.78%               69,614          2000
                                 17.031564             19.561585               14.85%               72,494          1999
                                 17.394044             17.031564               -2.08%               75,243          1998
                                 14.032960             17.394044               23.95%               63,791          1997
                                 12.594984             14.032960               11.42%               65,357          1996
                                 10.301799             12.594984               22.26%               60,789          1995
                                 11.153183             10.301799               -7.63%               51,305          1994
                                 10.000000             11.153183               11.53%               32,321          1993*
-----------------------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            12.871381             14.339221               11.40%              126,027          2003
Class F
                                 12.195901             12.871381                5.54%              134,479          2002
                                 11.514205             12.195901                5.92%              123,470          2001
                                 11.130751             11.514205                3.44%              108,245          2000
                                 11.547474             11.130751               -3.61%              139,182          1999
                                 11.076983             11.547474                4.25%              104,392          1998
                                 10.117861             11.076983                9.48%               33,538          1997
                                 10.000000             10.117861                1.18%                9,873          1996*
-----------------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        8.580012             10.400769               21.22%              121,542          2003
                                  8.687742              8.580012               -1.24%               85,284          2002
                                  8.971948              8.687742               -3.17%               49,468          2001
                                 10.042770              8.971948              -10.66%               45,649          2000
                                  9.976102             10.042770                0.67%               49,637          1999
                                 10.000000              9.976102               -0.24%               49,055          1998*
-----------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------
                                ACCUMULATION         ACCUMULATION            PERCENT             NUMBER OF
                                 UNIT VALUE           UNIT VALUE            CHANGE IN           ACCUMULATION
                                AT BEGINNING            AT END             ACCUMULATION         UNITS AT END
        SUB-ACCOUNT              OF PERIOD             OF PERIOD            UNIT VALUE         OF THE PERIOD       PERIOD
-----------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced        12.496654             14.499103               16.02%               83,222          2003
Fund - Class T
                                 13.924940             12.496654              -10.26%               85,330          2002
                                 14.384426             13.924940               -3.19%               86,449          2001
                                 15.455350             14.384426               -6.93%               79,760          2000
                                 14.984876             15.455350                3.14%               86,087          1999
                                 13.150098             14.984876               13.95%               31,056          1998
                                 10.890814             13.150098               20.74%               13,345          1997
                                 10.177458             10.890814                7.01%                2,740          1996
                                 10.000000             10.177458                1.77%                    0          1995*
-----------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          14.506340             18.385959               26.74%              182,727          2003
Income Fund - Class T
                                 17.422645             14.506340              -16.74%              173,217          2002
                                 18.092498             17.422645               -3.70%              145,153          2001
                                 16.762859             18.092498                7.93%              114,461          2000
                                 16.455574             16.762859                1.87%              122,013          1999
                                 14.355400             16.455574               14.63%              103,814          1998
                                 11.552736             14.355400               24.26%               84,318          1997
                                 10.213719             11.552736               13.11%               59,163          1996
                                 10.000000             10.213719                2.14%                    0          1995*
-----------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           9.882801             12.607995               27.58%              370,410          2003
Opportunities Fund -
Class T
                                 12.909284              9.882801              -23.44%              375,670          2002
                                 15.413519             12.909284              -16.25%              414,206          2001
                                 19.101353             15.413519              -19.31%              443,491          2000
                                 18.629791             19.101353                2.53%              488,519          1999
                                 15.224094             18.629791               22.37%              391,088          1998
                                 11.997760             15.224094               26.89%              315,184          1997
                                 10.325686             11.997760               16.19%              177,245          1996
                                 10.000000             10.325686                3.26%                    0          1995*
-----------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High              10.878719             15.410426               41.66%              191,012        2003
Income Advantage Fund -
Class T
                                   11.483101             10.878719               -5.26%              174,086        2002
                                   11.774147             11.483101               -2.47%              184,770        2001
                                   13.417364             11.774147              -12.25%              209,619        2000
                                   12.545500             13.417364                6.95%              219,180        1999
                                   12.767617             12.545500               -1.74%               22,247        1998
                                   11.241941             12.767617               13.57%              195,236        1997
                                   10.057673             11.241941               11.77%               70,939        1996
                                   10.000000             10.057673                0.58%                    0        1995*
-----------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------
                                ACCUMULATION         ACCUMULATION            PERCENT             NUMBER OF
                                 UNIT VALUE           UNIT VALUE            CHANGE IN           ACCUMULATION
                                AT BEGINNING            AT END             ACCUMULATION         UNITS AT END
        SUB-ACCOUNT              OF PERIOD             OF PERIOD            UNIT VALUE         OF THE PERIOD       PERIOD
-----------------------------------------------------------------------------------------------------------------------------
Fidelity Asset ManagerTM           16.774479             19.400449               15.65%              231,667        2003
                                   18.484216             16.774479               -9.25%              242,946        2002
                                   19.494857             18.484216               -5.18%              284,944        2001
                                   19.290540             19.494857                1.06%              299,977        2000
                                   17.206302             19.290540               12.11%              290,579        1999
                                   15.016191             17.206302               14.58%              240,850        1998
                                   12.442308             15.016191               20.57%              244,272        1997
                                   11.183603             12.442308               11.25%              244,667        1996
                                    9.589367             11.183603               16.63%              198,546        1995
                                   10.415849              9.589367               -7.93%              150,536        1994
                                   10.000000             10.415849                4.16%                3,292        1993*
-----------------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income          44.643248             61.305695               37.32%               11,090        2003
Fund
                                   45.417819             44.643248               -1.71%               12,054        2002
                                   48.286748             45.417819               -5.94%               13,985        2001
                                   54.000183             48.286748              -10.58%               15,364        2000
                                   48.330455             54.000183               11.73%               17,840        1999
                                   46.743425             48.330455                3.40%               24,848        1998
                                   41.287772             46.743425               13.21%               27,378        1997
                                   37.550944             41.287772                9.95%               29,770        1996
                                   32.589111             37.550944               15.23%               37,608        1995
                                   34.612981             32.589111               -5.85%               47,236        1994
                                   28.076548             34.612981               23.28%               59,521        1993
-----------------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund        68.411071             87.753466               28.27%              119,162        2003
                                   83.671321             68.411071              -18.24%              121,343        2002
                                   89.259809             83.671321               -6.26%              137,625        2001
                                   83.313397             89.259809                7.14%              146,711        2000
                                   78.774753             83.313397                5.76%              193,545        1999
                                   70.928467             78.774753               11.06%              216,592        1998
                                   55.285184             70.928467               28.30%              245,733        1997
                                   46.285491             55.285184               19.44%              257,747        1996
                                   35.576037             46.285491               30.10%              263,736        1995
                                   35.955883             35.576037               -1.06%              306,544        1994
                                   30.029661             35.955883               19.73%              305,774        1993
-----------------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R)Fund            21.136094             26.040039               23.20%              837,429        2003
                                   28.053548             21.136094              -24.66%              941,898        2002
                                   32.174567             28.053548              -12.81%            1,116,333        2001
                                   35.935860             32.174567              -10.47%            1,162,034        2000
                                   29.350937             35.935860               22.44%            1,080,953        1999
                                   22.253917             29.350937               31.89%              775,189        1998
                                   17.810611             22.253917               24.95%              655,202        1997
                                   16.158074             17.810611               10.23%                6,562        1996
                                   11.964387             16.158074               35.05%               63,859        1995
                                   12.346838             11.964387               -3.10%                7,064        1994
                                   10.000000             12.346838               23.47%                9,100        1993*
-----------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------
                                ACCUMULATION         ACCUMULATION            PERCENT             NUMBER OF
                                 UNIT VALUE           UNIT VALUE            CHANGE IN           ACCUMULATION
                                AT BEGINNING            AT END             ACCUMULATION         UNITS AT END
        SUB-ACCOUNT              OF PERIOD             OF PERIOD            UNIT VALUE         OF THE PERIOD       PERIOD
-----------------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund              21.817307             26.314924               20.61%              407,038        2003
                                   24.004249             21.817307               -9.11%              455,032        2002
                                   25.581595             24.004249               -2.35%              526,520        2001
                                   23.106868             24.581595                6.38%              546,155        2000
                                   22.760633             23.106868                1.52%              637,179        1999
                                   19.778111             22.760633               15.08%              631,678        1998
                                   16.377974             19.778111               20.76%               99,590        1997
                                   14.410892             16.377974               13.65%               75,617        1996
                                   12.020413             14.410892               19.89%                1,466        1995
                                   11.972512             12.020413                0.40%               61,179        1994
                                   10.000000             11.972512               19.73%                4,320        1993*
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income           17.364297             21.811575               25.61%                2,909        2003
Portfolio: Initial Class
                                   17.007355             17.364297                2.10%                2,911        2002
                                   19.523183             17.007355              -12.89%                4,118        2001
                                   25.512888             19.523183              -23.48%                4,173        2000
                                   23.899779             25.512888                6.75%                4,175        1999
                                   25.310146             23.899779               -5.57%                5,077        1998
                                   21.793257             25.310146               16.14%                  793        1997
                                   19.364421             21.793257               12.54%                2,382        1996
                                   16.267014             19.364421               19.04%                2,970        1995
                                   16.739460             16.267014               -2.82%                4,151        1994
                                   14.073333             16.739460               18.94%                2,931        1993
-----------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series,            11.454096             14.265169               24.54%              242,606        2003
Inc. - Mutual Shares Fund
- Class A
                                   13.068429             11.454096              -12.35%              225,245        2002
                                   11.864272             13.068429               10.15%              162,850        2001
                                   11.164707             11.864272                6.27%               43,618        2000
                                    9.868029             11.164707               13.14%               26,055        1999
                                   10.000000              9.868029               -1.32%               18,848        1998*
-----------------------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund - Class       51.926861             54.526197                5.01%               36,726          2003
D - Q
                                 48.148472             51.926861                7.85%               39,588          2002
                                 44.413739             48.148472                8.41%               34,762          2001
                                 41.898652             44.413739                6.00%               32,956          2000
                                 43.667785             41.898652               -4.05%               37,478          1999
                                 40.827520             43.667785                6.96%               36,470          1998
                                 37.842928             40.827520                7.89%               41,735          1997
                                 37.782872             37.842928                0.16%               42,476          1996
                                 30.832258             37.782872               22.54%               38,843          1995
                                 33.991130             30.832258               -9.29%               35,282          1994
                                 31.104546             33.991130                9.28%               35,392          1993
-----------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------
                                ACCUMULATION         ACCUMULATION            PERCENT             NUMBER OF
                                 UNIT VALUE           UNIT VALUE            CHANGE IN           ACCUMULATION
                                AT BEGINNING            AT END             ACCUMULATION         UNITS AT END
        SUB-ACCOUNT              OF PERIOD             OF PERIOD            UNIT VALUE         OF THE PERIOD       PERIOD
-----------------------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund - Class       51.704249             54.292441                5.01%                   72          2003
D - NQ
                                 47.942060             51.704249                7.85%                   72          2002
                                 44.223337             47.942060                8.41%                   73          2001
                                 41.719901             44.223337                6.00%                   73          2000
                                 43.480582             41.719901               -4.05%                   73          1999
                                 40.652493             43.480582                6.96%                  148          1998
                                 37.680696             40.652493                7.89%                  176          1997
                                 37.620900             37.680696                0.16%                  194          1996
                                 30.700082             37.620900               22.54%                  622          1995
                                 33.845410             30.700082               -9.29%                  657          1994
                                 30.971200             33.845410                9.28%                  676          1993
-----------------------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         14.993745             15.079382                0.57%              256,407          2003
Fund - Class D
                                 13.690706             14.993745                9.52%              288,740          2002
                                 12.848276             13.690706                6.56%               90,136          2001
                                 11.529833             12.848276               11.44%               33,952          2000
                                 11.915504             11.529833               -3.24%               38,138          1999
                                 11.156351             11.915504                6.80%               43,459          1998
                                 10.324818             11.156351                8.05%                6,737          1997
                                 10.124709             10.324818                1.98%                6,372          1996
                                 10.000000             10.124709                1.25%                    0          1995*
-----------------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -           10.000000             10.172955                1.73%               20,015          2003*
Class A
-----------------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -           45.598362             59.869104               31.30%               21,965          2003
Class D - Q
                                 64.799205             45.598362              -29.63%               19,736          2002
                                 90.921898             64.799205              -28.73%               20,929          2001
                                132.098827             90.921898              -31.17%               19,276          2000
                                114.746202            132.098827               15.12%               26,654          1999
                                 93.947252            114.746202               22.14%               30,515          1998
                                 75.405663             93.947252               24.59%               46,513          1997
                                 65.471148             75.405663               15.17%               48,441          1996
                                 51.535806             65.471148               27.04%               48,841          1995
                                 51.458079             51.535806                0.15%               48,009          1994
                                 46.832151             51.458079                9.88%               48,190          1993
-----------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------
                                ACCUMULATION         ACCUMULATION            PERCENT             NUMBER OF
                                 UNIT VALUE           UNIT VALUE            CHANGE IN           ACCUMULATION
                                AT BEGINNING            AT END             ACCUMULATION         UNITS AT END
        SUB-ACCOUNT              OF PERIOD             OF PERIOD            UNIT VALUE         OF THE PERIOD       PERIOD
-----------------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -           48.146131             63.214237               31.30%                  116          2003
Class D - NQ
                                 68.419812             48.146131              -29.63%                  116          2002
                                 96.002074             68.419812              -28.73%                  179          2001
                                139.479726             96.002074              -31.17%                  198          2000
                                121.157545            139.479726               15.12%                  208          1999
                                 99.196488            121.157545               22.14%                  218          1998
                                 79.618909             99.196488               24.59%                  229          1997
                                 69.129314             79.618909               15.17%                  230          1996
                                 54.415339             69.129314               27.04%                  120          1995
                                 54.333269             54.415339                0.15%                  121          1994
                                 49.448867             54.333269                9.88%                  126          1993
-----------------------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value          8.764959             11.076000               26.37%               58,387          2003
Fund  - Class A
                                 10.300589              8.764959              -14.91%               47,077          2002
                                 10.960933             10.300589               -6.02%               39,754          2001
                                  9.619068             10.960933               13.95%               11,928          2000
                                 10.229636              9.619068               -5.97%                  109          1999
                                 10.000000             10.229636                2.30%                    0          1998*
-----------------------------------------------------------------------------------------------------------------------------
Gartmore Money Market Fund       29.202279             29.000231               -0.69%                7,279          2003
- Prime Shares - Pre
12/25/82 - Q
                                 29.257720             29.202279               -0.19%                9,859          2002
                                 28.654201             29.257720                2.11%               13,826          2001
                                 27.412298             28.654201                4.53%               24,257          2000
                                 26.532610             27.412298                3.32%               27,248          1999
                                 26.532610             26.532610                0.00%               32,588          1988
                                 25.582330             26.532610                3.71%               32,255          1997
                                 24.656210             25.582330                3.76%               43,632          1996
                                 23.787066             24.656210                3.61%               49,431          1995
                                 22.850271             23.797066                4.14%               49,996          1994
                                 22.315407             88.850271                2.40%               56,127          1993
-----------------------------------------------------------------------------------------------------------------------------
Gartmore Money Market Fund       23.191202             23.030742               -0.69%              464,750          2003
- Prime Shares - On and
After 12/25/82 - Q
                                 23.235229             23.191202               -0.19%              622,931          2002
                                 22.755940             23.235229                2.11%              645,265          2001
                                 21.769674             22.755940                4.53%              594,611          2000
                                 21.071063             21.769674                3.32%              621,449          1999
                                 20.316392             21.071063                3.71%              503,152          1998
                                 19.580907             20.316392                3.76%               32,458          1997
                                 18.898613             19.580907                3.61%              327,248          1996
                                 18.146709             18.898613                4.14%              424,693          1995
                                 17.721943             18.146709                2.40%              326,464          1994
                                 17.504831             17.721943                1.24%              294,859          1993
-----------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------
                                ACCUMULATION         ACCUMULATION            PERCENT             NUMBER OF
                                 UNIT VALUE           UNIT VALUE            CHANGE IN           ACCUMULATION
                                AT BEGINNING            AT END             ACCUMULATION         UNITS AT END
        SUB-ACCOUNT              OF PERIOD             OF PERIOD            UNIT VALUE         OF THE PERIOD       PERIOD
-----------------------------------------------------------------------------------------------------------------------------
Gartmore Money Market Fund       29.386834             29.183509               -0.69%                  828          2003
- Prime Shares - On and
After 12/25/82 - NQ
                                  29.442625             29.386834               -0.19%                  830         2002
                                  28.835292             29.442625                2.11%                  833         2001
                                  27.585541             28.835292                4.53%                  836         2000
                                  26.700292             27.585541                3.32%                  838         1999
                                  25.744006             26.700292                3.71%                  841         1998
                                  24.812035             25.744006                3.76%                  844         1997
                                  23.947460             24.812035                3.61%                1,317         1996
                                  22.994681             23.947460                4.14%                1,323         1995
                                  22.456439             22.994681                2.40%                1,329         1994
                                  22.181323             22.456439                1.24%                1,335         1993
-----------------------------------------------------------------------------------------------------------------------------
Gartmore Nationwide(R)Fund         84.693403            106.246840               25.45%               50,848         2003
- Class D - Q
                                 103.545349             84.693403              -18.21%               51,953         2002
                                 119.150408            103.545349              -13.10%               53,874         2001
                                 123.552516            119.150408               -3.56%               56,417         2000
                                 125.467347            123.552516               -1.53%               69,097         1999
                                  97.524886            125.467347               28.65%               59,155         1998
                                  70.764576             97.524886               37.82%               45,672         1997
                                  57.857937             70.764576               22.31%               34,681         1996
                                  45.095466             57.857937               28.30%               30,473         1995
                                  45.422888             45.095466               -0.72%               32,311         1994
                                  43.104048             45.422888                5.38%               32,770         1993
-----------------------------------------------------------------------------------------------------------------------------
Gartmore Nationwide(R)Fund         88.216785            110.666875               25.45%                   56         2003
- Class D - NQ
                                 107.853019             88.216785              -18.21%                   60         2002
                                 124.107265            107.853019              -13.10%                   92         2001
                                 128.692505            124.107265               -3.56%                  122         2000
                                 130.686988            128.692505               -1.53%                  149         1999
                                 101.582074            130.686988               28.65%                  176         1998
                                  73.708492            101.582074               37.82%                  314         1997
                                  60.264917             73.708492               22.31%                  314         1996
                                  46.971513             60.264917               28.30%                  258         1995
                                  47.312558             46.971513               -0.72%                  259         1994
                                  44.897247             47.312558                5.38%                  260         1993
-----------------------------------------------------------------------------------------------------------------------------
Gartmore Variable                  8.387312              9.802732               16.88%                6,349         2003
Insurance Trust - J.P.
Morgan GVIT Balanced Fund
- Class I
                                   9.691085              8.387312              -16.13%                7,328         2002
                                  10.000000              9.691085               -3.09%                7,558         2001*
-----------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------
                                ACCUMULATION         ACCUMULATION            PERCENT             NUMBER OF
                                 UNIT VALUE           UNIT VALUE            CHANGE IN           ACCUMULATION
                                AT BEGINNING            AT END             ACCUMULATION         UNITS AT END
        SUB-ACCOUNT              OF PERIOD             OF PERIOD            UNIT VALUE         OF THE PERIOD       PERIOD
-----------------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund              7.093317              9.680909               36.48%              499,079         2003
                                  10.740031              7.093317              -33.95%              473,937         2002
                                  16.215857             10.740031              -33.77%              593,472         2001
                                  17.811356             16.215857               -8.96%              642,744         2000
                                  10.504025             17.811356               69.57%              198,949         1999
                                  10.000000             10.504025                5.04%                    0         1998*
-----------------------------------------------------------------------------------------------------------------------------
Janus Fund                       12.763024             16.591456               30.00%              577,726          2003
                                 17.851634             12.763024              -28.51%              637,137          2002
                                 24.478898             17.851634              -27.07%              748,308          2001
                                 29.145619             24.478898              -16.01%              797,517          2000
                                 20.070038             29.145619               45.22%              595,937          1999
                                 14.640570             20.070038               37.09%              303,830          1998
                                 12.087447             14.640570               21.12%               35,485          1997
                                 10.239338             12.087447               18.05%               33,123          1996
                                 10.000000             10.239338                2.39%                    0          1995*
-----------------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                18.399796             22.756872               23.68%              911,549          2003
                                 24.536301             18.399796              -25.01%            1,021,448          2002
                                 35.116816             24.536301              -30.13%            1,153,020          2001
                                 52.641837             35.116816              -33.29%            1,190,390          2000
                                 32.342568             52.641837               62.76%              995,837          1999
                                 18.897600             32.342568               71.15%              507,576          1998
                                 14.762398             18.897600               28.01%               12,701          1997
                                 11.699046             14.762398               26.18%               30,288          1996
                                  8.701036             11.699046               34.46%                6,594          1995
                                  9.451097              8.701036               -7.94%                6,135          1994
                                 10.000000              9.451097               -5.49%                1,020          1993*
-----------------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund             11.277094             13.828124               22.62%              722,175          2003
                                 15.443379             11.277094              -26.98%              829,941          2002
                                 20.289932             15.443379              -23.89%              972,867          2001
                                 24.727791             20.289932              -17.95%            1,054,795          2000
                                 15.241714             24.727791               62.24%              769,694          1999
                                 12.268712             15.241714               24.23%              459,107          1998
                                 10.317427             12.268712               18.91%               23,968          1997
                                 10.000000             10.317427                3.17%                5,099          1996*
-----------------------------------------------------------------------------------------------------------------------------
Lazard Small Cap Portfolio       11.248436             15.383568               36.76%              144,630          2003
- Open Shares
                                 13.868643             11.248436              -18.89%              138,231          2002
                                 11.940435             13.868643               16.15%               86,606          2001
                                 10.464373             11.940435               14.11%               32,088          2000
                                 10.448830             10.464373                0.15%               17,391          1999
                                 10.000000             10.448830                4.49%                   45          1998*
-----------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------
                                ACCUMULATION         ACCUMULATION            PERCENT             NUMBER OF
                                 UNIT VALUE           UNIT VALUE            CHANGE IN           ACCUMULATION
                                AT BEGINNING            AT END             ACCUMULATION         UNITS AT END
        SUB-ACCOUNT              OF PERIOD             OF PERIOD            UNIT VALUE         OF THE PERIOD       PERIOD
-----------------------------------------------------------------------------------------------------------------------------
MFS(R)Strategic Income Fund       10.725862             12.045630               12.30%               61,538          2003
- Class A
                                 10.119915             10.725862                7.26%               39,645          2002
                                 10.000000             10.119915                1.20%               34,722          2001
                                 35.741694             35.767028                0.07%               11,595          2000
                                 37.527462             35.741694               -4.76%               14,393          1999
                                 36.509244             37.527462                2.79%               19,990          1998
                                 36.879814             36.509244               -1.00%                  631          1997
                                 35.454983             36.879814                4.02%                8,013          1996
                                 31.104159             35.454983               13.99%                4,015          1995
                                 33.728667             31.104159               -7.78%                9,642          1994
                                 28.864451             33.728667               16.85%                5,016          1993
-----------------------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R)Index           6.956820              8.774483               26.13%              115,360          2003
Fund - Service Class
                                  9.115203              6.956820              -23.68%               88.783          2002
                                 10.535005              9.115203              -13.48%               97,115          2001
                                 11.817107             10.535005              -10.85%               52,371          2000
                                 10.015679             11.817107               17.99%               17,851          1999
                                 10.000000             10.015679                0.16%                    0          1998*
-----------------------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund -         9.740635             14.230056               46.09%              131,084          2003
Class A
                                 12.116293              9.740635              -19.61%               66,028          2002
                                 12.512899             12.116293               -3.17%               36,890          2001
                                 12.128362             12.512899                3.17%               23,625          2000
                                 10.359298             12.128362               17.08%                8,135          1999
                                 10.000000             10.359298                3.59%                   45          1998*
-----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         13.175921             17.121334               29.94%              391,151          2003
Fund - Trust Class
                                 13.761547             13.175921               -4.26%              366,489          2002
                                 12.440853             13.761547               10.62%              246,948          2001
                                  9.512964             12.440853               30.78%              122,582          2000
                                  9.266508              9.512964                2.66%               71,239          1999
                                 11.915504              9.266508               -7.33%               67,525          1998
-----------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------
                                ACCUMULATION         ACCUMULATION            PERCENT             NUMBER OF
                                 UNIT VALUE           UNIT VALUE            CHANGE IN           ACCUMULATION
                                AT BEGINNING            AT END             ACCUMULATION         UNITS AT END
        SUB-ACCOUNT              OF PERIOD             OF PERIOD            UNIT VALUE         OF THE PERIOD       PERIOD
-----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian        12.661621             16.888413               33.38%              193,334          2003
Fund, Inc. - Investor Class
                                 17.277066             12.661621              -26.71%              241,595          2002
                                 17.835033             17.277066               -3.13%              291,417          2001
                                 18.411034             17.835033               -3.13%              321,714          2000
                                 17.198573             18.411034                7.05%              379,737          1999
                                 17.024633             17.198573                1.02%              436,072          1998
                                 14.625126             17.024633               16.41%              448,443          1997
                                 12.571028             14.625126               16.34%              357,346          1996
                                  9.640402             12.571028               30.40%              139,046          1995
                                 10.000000              9.640402               -3.60%               25,549          1994*
-----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Limited         14.139142             14.308826                1.20%               97,424          2003
Maturity Bond Fund -
Investor Class
                                 13.629612             14.139142                3.74%               89,370          2002
                                 12.738631             13.629612                6.99%               87,855          2001
                                 12.095451             12.738631                5.32%               60,106          2000
                                 12.056542             12.095451                0.32%               19,912          1999
                                 11.672986             12.056542                3.29%               81,393          1998
                                 11.068501             11.672986                5.46%               67,262          1997
                                 10.735070             11.068501                3.11%               74,163          1996
                                  9.833352             10.735070                9.17%               91,976          1995
                                  9.995028              9.833352               -1.62%               89,231          1994
                                 10.000000              9.995028               -0.05%                  423          1993*
-----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners        18.698477             25.076617               34.11%              201,663          2003
Fund, Inc. - Investor Class
                                 25.200975             18.698477              -25.80%              209,534          2002
                                 26.331332             25.200975               -4.29%              247,749          2001
                                 26.523895             26.331332               -0.73%              250,980          2000
                                 24.928856             26.523895                6.40%              311,323          1999
                                 23.764888             24.928856                4.90%              374,224          1998
                                 18.631249             23.764888               27.55%              312,513          1997
                                 14.924653             18.631249               24.84%              222,551          1996
                                 11.183371             14.924653               33.45%               73,504          1995
                                 11.548721             11.183371               -3.16%               38,329          1994
                                 10.000000             11.548721               15.49%                9,926          1993*
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund:         25.805611             36.442041               41.22%              361,814          2003
Class A
                                 33.714330             25.805611              -23.46%              353,717          2002
                                 38.730878             33.714330              -12.95%              374,899          2001
                                 37.706431             38.730878                2.72%              375,790          2000
                                 24.105920             37.706431               56.42%              315,244          1999
                                 21.669822             24.105920               11.24%              301,407          1998
                                 18.022572             21.669822               20.24%              262,844          1997
                                 15.538850             18.022572               15.98%              228,413          1996
                                 13.503390             15.538850               15.07%              160,871          1995
                                 14.119303             13.503390               -4.36%               87,590          1994
                                 10.000000             14.119303               41.19%                5,128          1993*
-----------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------
                                ACCUMULATION         ACCUMULATION            PERCENT             NUMBER OF
                                 UNIT VALUE           UNIT VALUE            CHANGE IN           ACCUMULATION
                                AT BEGINNING            AT END             ACCUMULATION         UNITS AT END
        SUB-ACCOUNT              OF PERIOD             OF PERIOD            UNIT VALUE         OF THE PERIOD       PERIOD
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Balanced        15.717371             18.398365               17.06%               53,906          2003
Fund Series - Class A
                                 18.006514             15.717371              -12.71%               48,209          2002
                                 17.900599             18.006514                0.59%               48,287          2001
                                 18.203902             17.900599               -1.67%               49,220          2000
                                 16.652539             18.203902                9.32%               58,295          1999
                                 14.235004             16.652539               16.98%               47,793          1998
                                 12.187868             14.235004               16.80%               46,629          1997
                                 11.373217             12.187868                7.16%               43,659          1996
                                  9.338434             11.373217               21.79%               23,786          1995
                                 10.000000              9.338434               -6.62%                9,028          1994*
-----------------------------------------------------------------------------------------------------------------------------
Strong Advisor Common            10.880293             14.894822               36.90%              172,532          2003
Stock Fund, Inc.
                                 13.653826             10.880293              -20.31%              178,942          2002
                                 14.074339             13.653826               -2.99%              152,176          2001
                                 14.432187             14.074339               -2.48%              125,286          2000
                                 10.418119             14.432187               38.53%               69,558          1999
                                 10.000000             10.418119                4.18%                    0          1998*
-----------------------------------------------------------------------------------------------------------------------------
Strong Large Cap Growth          16.694016             20.898525               25.19%              104,342          2003
Fund
                                 24.126803             16.694016              -30.81%              109,741          2002
                                 36.094318             24.126803              -33.16%              139,555          2001
                                 42.228152             36.094318              -14.53%              151,240          2000
                                 26.782090             42.228152               57.67%              115,792          1999
                                 20.549313             26.782090               30.33%               75,602          1998
                                 16.766964             20.549313               22.56%               78,495          1997
                                 14.893186             16.766964               12.58%               63,801          1996
                                 11.881033             14.893186               25.35%               41,291          1995
                                 12.205201             11.881033               -2.66%               19,727          1994
                                 10.000000             12.205201               22.05%                3,939          1993*
-----------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -         13.671456             17.611532               28.82%              290,467          2003
Class A
                                 15.162264             13.671456               -9.83%              289,598          2002
                                 16.685027             15.162264               -9.13%              315,340          2001
                                 17.547470             16.685027               -4.91%              329,717          2000
                                 12.770793             17.547470               37.40%              334,228          1999
                                 13.604014             12.770793               -6.12%              318,666          1998
                                 12.923758             13.604014                5.26%              354,769          1997
                                 11.097523             12.923758               16.46%              266,477          1996
                                 10.000000             11.097523               10.98%               69,083          1995*
-----------------------------------------------------------------------------------------------------------------------------


APPENDIX C: CONTRACT TYPES AND TAX INFORMATION

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any) limitations, and other features of the contracts will differ depending on contract type.

INDIVIDUAL RETIREMENT ACCOUNTS

Individual Retirement Accounts are contracts that satisfy the provisions of
Section 408(b) of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contribution from other IRAs, Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

INVESTMENT-ONLY CONTRACTS (QUALIFIED PLANS)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

ROTH IRAS

Roth IRA contracts satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAS

A SEP IRA is a written plan established by an employer for the benefit of employees, which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan established by an employer must satisfy:

o    minimum participation rules;

o    top-heavy contribution rules;

o    nondiscriminatory allocation rules; and

o    requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

SIMPLE IRAS

A Simple IRA is an individual retirement annuity which is funded exclusively by a qualified salary reduction arrangement and satisfies:

o    vesting requirements,

o    participation requirements; and

o    administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple
IRA.

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;


o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from a traditional IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the annuitant requests otherwise.

Under some circumstances, the Internal Revenue Code will not permit annuitants to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If an annuitant is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a) an individual who is two or more generations younger than the contract owner; or

b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminating and/or reducing the highest federal estate tax rates;

o    increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the annuitant designates to receive death proceeds upon the annuitant's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, and Roth IRAs after the death of the annuitant. A designated beneficiary is a natural person who is designated by the annuitant as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-5.

Required distributions paid upon the death of the annuitant are paid to the beneficiary or beneficiaries stipulated by the annuitant. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. The beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the annuitant's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR QUALIFIED PLANS, INDIVIDUAL RETIREMENT ACCOUNTS, SEP IRAS, SIMPLE IRAS, AND ROTH IRAS

Distributions from an Individual Retirement Account, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the annuitant and a person 10 years younger than the annuitant. If the designated beneficiary is the spouse of the annuitant, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the annuitant and the annuitant's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.

For Individual Retirement Accounts, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Account, SEP IRA or Simple IRA of the annuitant.

If the annuitant's entire interest in an Individual Retirement Account, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the annuitant's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the ANNUITANT dies before the required beginning date (in the case of an Individual Retirement Account, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the annuitant's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the annuitant's death. For calendar years after the death of the annuitant's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the annuitant's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the annuitant's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the annuitant's death.

If the annuitant dies on or after the required beginning date, the interest in the Individual Retirement Account, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the annuitant's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the annuitant's death. For calendar years after the death of the annuitant's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the annuitant's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of annuitant's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the applicable distribution period is the annuitant's remaining life expectancy using the annuitant's birthday in the calendar year of the annuitant's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For Individual Retirement Accounts, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Account, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Accounts, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2004


                       DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                     THROUGH ITS NATIONWIDE VARIABLE ACCOUNT


This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2004. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.
O. Box 182021, Columbus, Ohio 43218-2021, or calling 1-800-848-6631, TDD
1-800-238-3035.


                                TABLE OF CONTENTS

                                                                         PAGE
General Information and History............................................1
Services...................................................................1
Purchase of Securities Being Offered.......................................1
Underwriters...............................................................1
Annuity Payments...........................................................2
Financial Statements.......................................................3

GENERAL INFORMATION AND HISTORY


Nationwide Variable Account is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $147 billion as of December 31, 2003.


SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each such contract owner and records with respect to the contract value of each contract.

Nationwide is the custodian of the assets of the variable account. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor for the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

The financial statements of Nationwide Variable Account and Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2001 financial statements of Nationwide Life Insurance Company and subsidiaries refers to a change to the method of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.


PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS


The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. During the fiscal years ended December 31, 2003, 2002, and 2001 no underwriting commissions were paid by Nationwide to NISC.


ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

================================================================================

                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

================================================================================

                           NATIONWIDE VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 2003

Assets:
   Investments at fair value:

      American Century Growth Fund - Investor Class (ACGroI)
         474,404 shares (cost $12,651,534)...............................................   $ 8,510,815
      American Century Income & Growth Fund - Advisor Class (ACIncGroA)
         75,389 shares (cost $2,009,752).................................................     2,086,754
      American Century Income & Growth Fund - Investor Class (ACIncGroI)
         260,365 shares (cost $7,746,409)................................................     7,212,099
      American Century International Growth Fund - Advisor Class (ACIntlGrA)
         133,818 shares (cost $1,020,604)................................................     1,061,177
      American Century International Growth Fund - Investor Class (ACIntlGrI)
         260,193 shares (cost $1,735,938)................................................     2,065,931
      American Century Short-Term Government Fund - Investor Class (ACSTGvtI)
         358,674 shares (cost $3,468,376)................................................     3,454,028
      American Century Ultra(R) Fund - Investor Class (ACUltraI)
         694,932 shares (cost $24,311,572)...............................................    18,519,932
      Credit Suisse Emerging Growth Fund - Common Shares (CSEmGro)
         135,986 shares (cost $5,227,277)................................................     3,726,015
      Credit Suisse Global Fixed Income Fund - Common Shares (CSGlFixI)
         100,704 shares (cost $1,036,147)................................................     1,017,108
      Delaware Group Delchester High-Yield Bond Fund, Inc. - Institutional Class (DeHYBd)
         176,392 shares (cost $509,830)..................................................       562,689
      Dreyfus A Bonds Plus, Inc. (DryABonds)
         246,225 shares (cost $3,400,294)................................................     3,454,532
      Dreyfus Appreciation Fund, Inc. (DryApp)
         130,886 shares (cost $4,713,893)................................................     4,861,088
      Dreyfus Balanced Fund, Inc. (DryBal)
         147,968 shares (cost $2,015,104)................................................     1,978,329
      Dreyfus Emerging Leaders Fund (DryELead)
         2,597 shares (cost $94,625).....................................................       100,549
      Dreyfus Premier Third Century Fund, Inc. - Class Z, The (Dry3dCen)
         156,299 shares (cost $1,595,237)................................................     1,239,449
      Dreyfus S&P 500 Index Fund (Dry500Ix)
         564,098 shares (cost $20,943,782)...............................................    18,293,702
      Evergreen Equity Income Fund - Class I (EvInc)
         38,788 shares (cost $787,278)...................................................       867,298
      Federated Equity Income Fund - Class F Shares (FedEqInc)
         6,597 shares (cost $96,587).....................................................       105,348
      Federated High Yield Trust (FedHiYld)
         296,531 shares (cost $1,784,798)................................................     1,794,011
      Federated Intermediate Income Fund - Institutional Service Class (FedIntInc)
         27,271 shares (cost $274,194)...................................................       280,892
      Federated Investment Series Funds, Inc. - Federated Bond Fund - Class F (FedBdFd)
         248,217 shares (cost $2,160,202)................................................     2,273,672
      Fidelity(R) Advisor Balanced Fund - Class A (FidABalA)
         51,870 shares (cost $792,694)...................................................       820,581

      Fidelity(R) Advisor Balanced Fund - Class T (FidABalT)
         75,937 shares (cost $1,207,679).................................................   $ 1,206,640
      Fidelity(R) Advisor Equity Growth Fund - Class A (FidAEGroA)
         25,451 shares (cost $1,051,597).................................................     1,126,706
      Fidelity(R) Advisor Equity Income Fund - Class A (FidAEqIncA)
         129,171 shares (cost $2,796,544)................................................     3,300,312
      Fidelity(R) Advisor Equity Income Fund - Class T (FidAEqIncT)
         129,965 shares (cost $3,101,408)................................................     3,359,592
      Fidelity(R) Advisor Growth Opportunities Fund - Class A (FidAGrOppA)
         13,795 shares (cost $347,852)...................................................       390,136
      Fidelity(R) Advisor Growth Opportunities Fund - Class T (FidAGrOppT)
         163,062 shares (cost $6,055,484)................................................     4,670,099
      Fidelity(R) Advisor High Income Advantage Fund - Class T (FidAHiIncT)
         408,419 shares (cost $3,759,987)................................................     3,879,979
      Fidelity(R) Advisor Overseas Fund - Class A (FidAOvA)
         40,582 shares (cost $596,874)...................................................       631,047
      Fidelity(R) Asset Manager(TM)(FidAsMgr)
         285,179 shares (cost $4,693,747)................................................     4,494,424
      Fidelity(R) Capital & Income Fund (FidCapInc)
         84,353 shares (cost $745,042)...................................................       679,888
      Fidelity(R) Equity-Income Fund (FidEqInc)
         210,223 shares (cost $10,216,289)...............................................    10,458,582
      Fidelity(R) Magellan(R) Fund (FidMgln)
         223,111 shares (cost $27,564,493)...............................................    21,806,884
      Fidelity(R) Puritan(R) Fund (FidPurtn)
         579,918 shares (cost $10,796,365)................................................    10,711,093
      Fidelity(R) VIP - High Income Portfolio - Initial Class (FidVIPHI)
         9,130 shares (cost $89,875).....................................................        63,455
      Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A (FranMutSer)
         283,616 shares (cost $5,353,514)................................................     5,924,741
      Franklin Small Cap Growth Fund I - Class A (FranSmCapGr)
         60,904 shares (cost $1,786,569).................................................     1,840,525
      Franklin VIT - Franklin Balance Sheet Investment Fund - Class A (FranBSInv)
         24,261 shares (cost $972,095)...................................................     1,154,087
      Gartmore Bond Fund - Class D (GartBond)
         254,560 shares (cost $2,416,967)................................................     2,476,867
      Gartmore Government Bond Fund - Class D (GartGvtBd)
         645,469 shares (cost $6,961,496)................................................     6,687,058
      Gartmore Growth Fund - Class A (GartGrowA)
         56,273 shares (cost $339,015)...................................................       344,955
      Gartmore Growth Fund - Class D (GartGrow)
         243,011 shares (cost $1,455,803)................................................     1,509,099
      Gartmore GVIT J.P Morgan Balanced Fund - Class I (GVITJPBal)
         10,487 shares (cost $91,042)....................................................        98,369
      Gartmore ID Aggressive Fund - Service Class (GartIDAgg)
         49,263 shares (cost $357,284)...................................................       409,376
      Gartmore ID Conservative Fund - Service Class (GartIDCon)
         78,527 shares (cost $771,496)...................................................       787,623
      Gartmore ID Moderate Fund - Service Class (GartIDMod)
         113,060 shares (cost $952,887)..................................................     1,057,109
      Gartmore ID Moderately Aggressive Fund - Service Class (GartIDModAgg)
         161,335 shares (cost $1,386,963)................................................     1,418,135

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

      Gartmore ID Moderately Conservative Fund - Service Class (GartIDModCon)
         85,431 shares (cost $802,250)...................................................   $    831,242
      Gartmore Large Cap Value Fund - Class A (GartLgCpVal)
         100,310 shares (cost $975,337)..................................................      1,115,451
      Gartmore Money Market Fund - Prime Shares (GartMyMkt)
         10,938,797 shares (cost $10,938,797)............................................     10,938,797
      Gartmore Money Market Fund - Service Class (GartMyMktS)
         11,007,217 shares (cost $11,007,217)............................................     11,007,217
      Gartmore Nationwide(R) Fund - Class D (GartNWFund)
         305,486 shares (cost $6,934,753)................................................      5,727,871
      Gartmore Value Opportunities Fund - Class A (GartValOpp)
         12,734 shares (cost $171,733)...................................................        196,862
      INVESCO Dynamics Fund - Investor Class (InvDynam)
         444,663 shares (cost $7,937,784)................................................      6,554,332
      INVESCO Small Company Growth Fund - Investor Class (InvSmCoGr)
         51,103 shares (cost $566,980)...................................................        568,269
      INVESCO Total Return Fund - Investor Class (InvTotRet)
         17,195 shares (cost $413,311)...................................................        411,651
      Janus Adviser Balanced Fund (JanBal)
          60,518 shares (cost $1,339,017)................................................      1,427,620
      Janus Adviser International Fund (JanIntl)
          30,097 shares (cost $699,730)..................................................        730,465
      Janus Adviser Worldwide Fund (JanWorld)
         49,226 shares (cost $1,201,025).................................................      1,299,074
      Janus Fund (JanFund)
         469,255 shares (cost $17,174,013)...............................................     11,013,415
      Janus Twenty Fund (Jan20Fd)
          629,940 shares (cost $40,231,385)..............................................     22,784,942
      Janus Worldwide Fund (JanWrldwde)
          255,679 shares (cost $17,054,273)..............................................     10,109,561
      Lazard Small Cap Portfolio - Open Shares (LazSmCap)
         131,589 shares (cost $2,116,082)................................................      2,558,099
      MFS(R) Strategic Income Fund - Class A (MFSStratIncA)
         108,533 shares (cost $697,859)..................................................        741,278
      Nationwide(R) Bond Index Fund - Class A (NWBdIx)
         15,702 shares (cost $175,024)...................................................        173,507
      Nationwide(R) International Index Fund - Class A (NWIntIndx)
         97,554 shares (cost $680,190)...................................................        700,439
      Nationwide(R) Mid Cap Market Index Fund - Class A (NWMdCpMkt)
         35,147 shares (cost $344,732)...................................................        433,010
      Nationwide(R) S&P 500 Index Fund - Service Class (NWSP500Indx)
         348,096 shares (cost $2,817,688)................................................      3,324,316
      Nationwide(R) Small Cap Fund - Class A (NWSmCap)
         149,082 shares (cost $2,158,569)................................................      2,125,904
      Nationwide(R) Small Cap Index Fund - Class A (NWSmCapIx)
         28,145 shares (cost $267,601)...................................................        298,903
      Neuberger Berman EF - Guardian Fund - Investor Class Shares (NBEFGuard)
         228,169 shares (cost $3,640,951)................................................      3,265,100
      Neuberger Berman EF - Partners Fund - Investor Class Shares (NBEFPart)
         238,650 shares (cost $5,320,115)................................................      5,056,998

      Neuberger Berman ET - Genesis Fund - Trust Class Shares (NBETGen)
         275,987 shares (cost $9,544,415)................................................   $ 10,219,817
      Neuberger Berman ET - Guardian Fund - Trust Class Shares (NBETGuard)
         31,032 shares (cost $331,793)...................................................        350,041
      Neuberger Berman ET - Partners Fund - Trust Class Shares (NBETPart)
         13,702 shares (cost $209,151)...................................................        223,615
      Neuberger Berman Limited Maturity Bond Fund(R) - Investor Class Shares (NBLtdMat)
         145,358 shares (cost $1,403,787)................................................      1,393,981
      Oppenheimer Capital Appreciation Fund A (OppCapApA)
         40,436 shares (cost $1,391,525).................................................      1,565,663
      Oppenheimer Champion Income Fund A (OppChpInc)
         7,738 shares (cost $70,199).....................................................         73,745
      Oppenheimer Global Fund A (OppGlob)
         332,573 shares (cost $15,563,423)...............................................     17,127,484
      Oppenheimer Strategic Income Fund - Class A (OppStrInc)
         56,272 shares (cost $229,901)...................................................        237,470
      Phoenix-Oakhurst Balanced Fund - Class A (PhxBalFd)
         66,742 shares (cost $953,313)...................................................        991,780
      PIMCO Total Return Fund - Class A (PimTotRet)
         240,347 shares (cost $2,579,485)................................................      2,574,118
      Putnam International Equity Fund - Class A (PIntEq)
         14,853 shares (cost $288,863)...................................................        306,865
      Putnam Voyager Fund - Class A (PVoyager)
         4,793 shares (cost $73,190).....................................................         75,964
      Strong Advisor Common Stock Fund - Class Z (StComStk)
         190,062 shares (cost $3,543,919)................................................      4,209,874
      Strong Advisor Mid Cap Growth Fund - Class Z (StrMidCap)
         19,413 shares (cost $211,498)...................................................        226,745
      Strong Growth and Income Fund (StrGrInc)
         11,235 shares (cost $195,928)...................................................        221,105
      Strong Large Cap Growth Fund (StLCap)
         104,135 shares (cost $3,149,942)................................................      2,180,577
      Templeton Foreign Fund - Class A (TemForFd)
         690,596 shares (cost $6,902,363)................................................      7,347,941
      Van Kampen Growth and Income Fund - Class A (VKGrInc)
         26,322 shares (cost $438,535)...................................................        474,848
      Van Kampen Growth Fund - Class A (VKGro)
         1,029 shares (cost $18,229).....................................................         18,642
      Van Kampen Real Estate Securities Fund - Class A (VKRealEstSec)
         3,992 shares (cost $67,946).....................................................         72,102
      Waddell & Reed Advisors Small Cap Fund, Inc. - Class A (WRAdSmCap)
         712 shares (cost $8,437)........................................................          9,126
                                                                                            ------------
            Total investments............................................................    328,068,606
   Accounts receivable...................................................................             --
                                                                                            ------------
            Total assets.................................................................    328,068,606
Accounts payable.........................................................................         10,480
                                                                                            ------------
Contract owners' equity (note 4).........................................................   $328,058,126
                                                                                            ============

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS
Year Ended December 31, 2003

                                                           Total         ACGrol     ACIncGroA    ACIncGrol
                                                       -------------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ............................   $   3,773,727           --       34,258      112,426
   Mortality and expense risk charges (note 2) .....      (3,663,920)    (101,945)     (21,454)     (82,566)
                                                       -------------   ----------   ----------   ----------
      Net investment income (loss) .................         109,807     (101,945)      12,804       29,860
                                                       -------------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold ...........     709,490,284    1,352,419    7,056,128      961,724
   Cost of mutual fund shares sold .................    (723,809,323)  (2,247,264)  (6,739,563)  (1,241,524)
                                                       -------------   ----------   ----------   ----------
      Realized gain (loss) on investments ..........     (14,319,039)    (894,845)     316,565     (279,800)
   Change in unrealized gain (loss)
      on investments ...............................      73,799,490    2,615,812      242,365    1,831,969
                                                       -------------   ----------   ----------   ----------
      Net gain (loss) on investments ...............      59,480,451    1,720,967      558,930    1,552,169
                                                       -------------   ----------   ----------   ----------
   Reinvested capital gains ........................         612,375           --           --           --
                                                       -------------   ----------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $  60,202,633    1,619,022      571,734    1,582,029
                                                       =============   ==========   ==========   ==========

                                                        ACIntlGrA     ACIntlGrl    ACSTGvtl     ACUItral
                                                       -----------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ............................         4,721       14,833       77,806           --
   Mortality and expense risk charges (note 2) .....        (6,268)     (22,011)     (48,359)    (212,334)
                                                       -----------   ----------   ----------   ----------
      Net investment income (loss) .................        (1,547)      (7,178)      29,447     (212,334)
                                                       -----------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold ...........    33,684,168    1,570,528    2,269,920    2,170,186
   Cost of mutual fund shares sold .................   (33,440,484)  (1,691,171)  (2,244,902)  (3,029,255)
                                                       -----------   ----------   ----------   ----------
      Realized gain (loss) on investments ..........       243,684     (120,643)      25,018     (859,069)
   Change in unrealized gain (loss)
      on investments ...............................        43,865      513,418      (61,527)   4,660,185
                                                       -----------   ----------   ----------   ----------
      Net gain (loss) on investments ...............       287,549      392,775      (36,509)   3,801,116
                                                       -----------   ----------   ----------   ----------
   Reinvested capital gains ........................            --           --           --           --
                                                       -----------   ----------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......       286,002      385,597       (7,062)   3,588,782
                                                       ===========   ==========   ==========   ==========

                                                         CSEmGro    CSGIFixl    DeHYBd    DryABonds
                                                       ----------   --------   --------   ---------
Investment activity:
   Reinvested dividends ............................   $       --    106,571     42,080    137,384
   Mortality and expense risk charges (note 2) .....      (38,328)   (12,117)    (5,847)   (46,031)
                                                       ----------   --------   --------   --------
      Net investment income (loss) .................      (38,328)    94,454     36,233     91,353
                                                       ----------   --------   --------   --------

   Proceeds from mutual fund shares sold ...........      488,334    677,432    220,011    712,452
   Cost of mutual fund shares sold .................     (952,863)  (651,383)  (249,570)  (687,201)
                                                       ----------   --------   --------   --------
      Realized gain (loss) on investments ..........     (464,529)    26,049    (29,559)    25,251
   Change in unrealized gain (loss)
      on investments ...............................    1,550,107    (17,797)   100,802      7,309
                                                       ----------   --------   --------   --------
      Net gain (loss) on investments ...............    1,085,578      8,252     71,243     32,560
                                                       ----------   --------   --------   --------
   Reinvested capital gains ........................           --         --         --         --
                                                       ----------   --------   --------   --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $1,047,250    102,706    107,476    123,913
                                                       ==========   ========   ========   ========

                                                        DryApp     DryBal    DryELead   Dry3dCen
                                                       --------   --------   --------   --------
Investment activity:
   Reinvested dividends ............................     52,854     21,043        --          --
   Mortality and expense risk charges (note 2) .....    (44,558)   (19,134)     (763)    (13,992)
                                                       --------   --------    ------    --------
      Net investment income (loss) .................      8,296      1,909      (763)    (13,992)
                                                       --------   --------    ------    --------

   Proceeds from mutual fund shares sold ...........    453,908    161,270     2,003     275,608
   Cost of mutual fund shares sold .................   (646,083)  (204,258)   (2,069)   (576,633)
                                                       --------   --------    ------    --------
      Realized gain (loss) on investments ..........   (192,175)   (42,988)      (66)   (301,025)
   Change in unrealized gain (loss)
      on investments ...............................    863,838    292,139    23,426     549,605
                                                       --------   --------    ------    --------
      Net gain (loss) on investments ...............    671,663    249,151    23,360     248,580
                                                       --------   --------    ------    --------
   Reinvested capital gains ........................         --         --        --          --
                                                       --------   --------    ------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    679,959    251,060    22,597     234,588
                                                       ========   ========    ======    ========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                         Dry500lx     Evlnc    FedEqlnc    FedHiYld
                                                       -----------   -------   --------   ----------
Investment activity:
   Reinvested dividends ............................   $   196,545    16,651     1,711       129,098
   Mortality and expense risk charges (note 2) .....      (209,239)   (9,002)     (838)      (19,593)
                                                       -----------   -------   -------    ----------
      Net investment income (loss) .................       (12,694)    7,649       873       109,505
                                                       -----------   -------   -------    ----------

   Proceeds from mutual fund shares sold ...........     2,251,071    69,927   105,169     4,062,703
   Cost of mutual fund shares sold .................    (3,092,384)  (80,625)  (98,391)   (3,910,366)
                                                       -----------   -------   -------    ----------
      Realized gain (loss) on investments ..........      (841,313)  (10,698)    6,778       152,337
   Change in unrealized gain (loss)
      on investments ...............................     4,687,800   191,783     9,564        26,700
                                                       -----------   -------   -------    ----------
      Net gain (loss) on investments ...............     3,846,487   181,085    16,342       179,037
                                                       -----------   -------   -------    ----------
   Reinvested capital gains ........................            --        --        --            --
                                                       -----------   -------   -------    ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ 3,833,793   188,734    17,215       288,542
                                                       ===========   =======   =======    ==========

                                                       Fedlntlnc    FedBdFd   FidABalA   FidABalT
                                                       ---------   --------   --------   --------
Investment activity:
   Reinvested dividends ............................     11,661     147,144    17,167      23,144
   Mortality and expense risk charges (note 2) .....     (2,650)    (29,206)   (8,335)    (15,191)
                                                        -------    --------   -------    --------
      Net investment income (loss) .................      9,011     117,938     8,832       7,953
                                                        -------    --------   -------    --------

   Proceeds from mutual fund shares sold ...........     21,904     854,415    87,854     287,664
   Cost of mutual fund shares sold .................    (21,075)   (843,952)  (97,838)   (351,841)
                                                        -------    --------   -------    --------
      Realized gain (loss) on investments ..........        829      10,463    (9,984)    (64,177)
   Change in unrealized gain (loss)
      on investments ...............................      1,133     124,604   115,015     232,305
                                                        -------    --------   -------    --------
      Net gain (loss) on investments ...............      1,962     135,067   105,031     168,128
                                                        -------    --------   -------    --------
   Reinvested capital gains ........................         --          --        --          --
                                                        -------    --------   -------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     10,973     253,005   113,863     176,081
                                                        =======    ========   =======    ========

                                                        FidAEGroA    FidAEqlncA   FidAEqlncT   FidAGrOppA
                                                       -----------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ............................   $        --       27,135      25,537       1,104
   Mortality and expense risk charges (note 2) .....        (7,917)     (26,562)    (36,621)     (3,636)
                                                       -----------   ----------    --------     -------
      Net investment income (loss) .................        (7,917)         573     (11,084)     (2,532)
                                                       -----------   ----------    --------     -------

   Proceeds from mutual fund shares sold ...........     1,705,566    2,177,848     469,389      49,324
   Cost of mutual fund shares sold .................    (1,644,394)  (2,259,464)   (547,959)    (60,077)
                                                       -----------   ----------    --------     -------
      Realized gain (loss) on investments ..........        61,172      (81,616)    (78,570)    (10,753)
   Change in unrealized gain (loss)
      on investments ...............................       152,950      711,463     783,347      93,819
                                                       -----------   ----------    --------     -------
      Net gain (loss) on investments ...............       214,122      629,847     704,777      83,066
                                                       -----------   ----------    --------     -------
   Reinvested capital gains ........................            --           --          --          --
                                                       -----------   ----------    --------     -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $   206,205      630,420     693,693      80,534
                                                       ===========   ==========    ========     =======

                                                       FidAGrOppT   FidAHilncT     FidAOvA     FidAsMgr
                                                       ----------   ----------   -----------   --------
Investment activity:
   Reinvested dividends ............................        6,440      383,298         4,742    109,603
   Mortality and expense risk charges (note 2) .....      (53,179)     (45,583)       (4,831)   (55,703)
                                                       ----------   ----------   -----------   --------
      Net investment income (loss) .................      (46,739)     337,715           (89)    53,900
                                                       ----------   ----------   -----------   --------

   Proceeds from mutual fund shares sold ...........      671,887    8,992,674    51,621,234    710,109
   Cost of mutual fund shares sold .................   (1,441,766)  (8,373,430)  (51,284,567)  (862,692)
                                                       ----------   ----------   -----------   --------
      Realized gain (loss) on investments ..........     (769,879)     619,244       336,667   (152,583)
   Change in unrealized gain (loss)
      on investments ...............................    1,816,523      187,231        34,682    719,171
                                                       ----------   ----------   -----------   --------
      Net gain (loss) on investments ...............    1,046,644      806,475       371,349    566,588
                                                       ----------   ----------   -----------   --------
   Reinvested capital gains ........................           --           --            --         --
                                                       ----------   ----------   -----------   --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......      999,905    1,144,190       371,260    620,488
                                                       ==========   ==========   ===========   ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                    FidCapInc    FidEqInc      FidMgln     FidPurtn
                                                    ---------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends .........................   $  50,648      142,577      171,666      265,523
   Mortality and expense risk charges (note 2)...      (8,038)    (113,314)    (263,582)    (129,750)
                                                    ---------   ----------   ----------   ----------
      Net investment income (loss) ..............      42,610       29,263      (91,916)     135,773
                                                    ---------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold ........      57,309    1,447,817    3,362,442    1,831,915
   Cost of mutual fund shares sold ..............     (74,210)  (1,950,489)  (4,300,463)  (2,043,361)
                                                    ---------   ----------   ----------   ----------
      Realized gain (loss) on investments .......     (16,901)    (502,672)    (938,021)    (211,446)
   Change in unrealized gain (loss)
      on investments ............................     165,265    2,533,317    5,246,074    1,782,367
                                                    ---------   ----------   ----------   ----------
      Net gain (loss) on investments ............     148,364    2,030,645    4,308,053    1,570,921
                                                    ---------   ----------   ----------   ----------
   Reinvested capital gains .....................          --      188,952           --      172,637
                                                    ---------   ----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $ 190,974    2,248,860    4,216,137    1,879,331
                                                    =========   ==========   ==========   ==========

                                                    FidVIPHI   FranMutSer   FranSmCapGr   FranBSInv
                                                    --------   ----------   -----------   ---------
Investment activity:
   Reinvested dividends .........................     4,086        70,381           --       3,964
   Mortality and expense risk charges (note 2)...      (749)      (57,909)     (13,995)     (9,057)
                                                    -------    ----------   ----------     -------
      Net investment income (loss) ..............     3,337        12,472      (13,995)     (5,093)
                                                    -------    ----------   ----------     -------

   Proceeds from mutual fund shares sold ........       787       939,462    8,254,133      87,853
   Cost of mutual fund shares sold ..............    (1,474)   (1,107,840)  (8,077,862)    (84,466)
                                                    -------    ----------   ----------     -------
      Realized gain (loss) on investments .......      (687)     (168,378)     176,271       3,387
   Change in unrealized gain (loss)
      on investments ............................    10,294     1,256,592      247,509     217,960
                                                    -------    ----------   ----------     -------
      Net gain (loss) on investments ............     9,607     1,088,214      423,780     221,347
                                                    -------    ----------   ----------     -------
   Reinvested capital gains .....................        --            --           --       7,293
                                                    -------    ----------   ----------     -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    12,944     1,100,686      409,785     223,547
                                                    =======    ==========   ==========     =======

                                                      GartBond     GartGvtBd   GartGrowA    GartGrow
                                                    -----------   ----------   ---------   ----------
Investment activity:
   Reinvested dividends .........................   $   130,950      283,016        --            490
   Mortality and expense risk charges (note 2)...       (33,304)     (87,850)     (147)       (15,776)
                                                    -----------   ----------    ------     ----------
      Net investment income (loss) ..............        97,646      195,166      (147)       (15,286)
                                                    -----------   ----------    ------     ----------

   Proceeds from mutual fund shares sold ........     1,057,562    5,119,277     5,373      4,058,473
   Cost of mutual fund shares sold ..............    (1,027,075)  (5,103,950)   (5,350)    (5,102,204)
                                                    -----------   ----------    ------     ----------
      Realized gain (loss) on investments .......        30,487       15,327        23     (1,043,731)
   Change in unrealized gain (loss)
      on investments ............................        (2,902)    (327,516)    5,940      1,402,010
                                                    -----------   ----------    ------     ----------
      Net gain (loss) on investments ............        27,585     (312,189)    5,963        358,279
                                                    -----------   ----------    ------     ----------
   Reinvested capital gains .....................            --      160,200        --             --
                                                    -----------   ----------    ------     ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $   125,231       43,177     5,816        342,993
                                                    ===========   ==========    ======     ==========

                                                    GVITJPBal   GartIDAgg   GartIDCon   GartIDMod
                                                    ---------   ---------   ---------   ---------
Investment activity:
   Reinvested dividends .........................      1,300       2,763      11,283       14,177
   Mortality and expense risk charges (note 2)...       (868)     (1,941)     (4,597)      (8,695)
                                                     -------      ------      ------     --------
      Net investment income (loss) ..............        432         822       6,686        5,482
                                                     -------      ------      ------     --------

   Proceeds from mutual fund shares sold ........     35,076       2,862       4,110      120,771
   Cost of mutual fund shares sold ..............    (38,318)     (3,273)     (4,148)    (137,980)
                                                     -------      ------      ------     --------
      Realized gain (loss) on investments .......     (3,242)       (411)        (38)     (17,209)
   Change in unrealized gain (loss)
      on investments ............................     14,496      51,775      22,864      145,327
                                                     -------      ------      ------     --------
      Net gain (loss) on investments ............     11,254      51,364      22,826      128,118
                                                     -------      ------      ------     --------
   Reinvested capital gains .....................         --          --          --           --
                                                     -------      ------      ------     --------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     11,686      52,186      29,512      133,600
                                                     =======      ======      ======     ========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                    GartIDModAgg   GartIDModCon   GartLgCpVal    GartMyMkt
                                                    ------------   ------------   -----------   -----------
Investment activity:
   Reinvested dividends .........................   $     9,383        5,818           8,659         84,359
   Mortality and expense risk charges (note 2)...        (5,091)      (2,335)         (9,004)      (176,789)
                                                    -----------       ------        --------    -----------
      Net investment income (loss) ..............         4,292        3,483            (345)       (92,430)
                                                    -----------       ------        --------    -----------

   Proceeds from mutual fund shares sold ........     1,672,137        6,334         280,807     10,657,482
   Cost of mutual fund shares sold ..............    (1,587,883)      (6,065)       (324,822)   (10,657,482)
                                                    -----------       ------        --------    -----------
      Realized gain (loss) on investments .......        84,254          269         (44,015)            --
   Change in unrealized gain (loss)
      on investments ............................        38,893       28,912         233,914             --
                                                    -----------       ------        --------    -----------
      Net gain (loss) on investments ............       123,147       29,181         189,899             --
                                                    -----------       ------        --------    -----------
   Reinvested capital gains .....................            --           --              --             --
                                                    -----------       ------        --------    -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $   127,439       32,664         189,554        (92,430)
                                                    ===========       ======        ========    ===========

                                                     GartMyMktS    GartNWFund   GartValOpp    InvDynam
                                                    ------------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends .........................         50,937       41,380         86             --
   Mortality and expense risk charges (note 2)...       (129,956)     (65,307)    (1,025)       (70,766)
                                                    ------------   ----------    -------     ----------
      Net investment income (loss) ..............        (79,019)     (23,927)      (939)       (70,766)
                                                    ------------   ----------    -------     ----------

   Proceeds from mutual fund shares sold ........    313,240,851      553,046     10,236      1,611,591
   Cost of mutual fund shares sold ..............   (313,240,851)  (1,088,304)   (10,232)    (3,747,012)
                                                    ------------   ----------    -------     ----------
      Realized gain (loss) on investments .......             --     (535,258)         4     (2,135,421)
   Change in unrealized gain (loss)
      on investments ............................             --    1,720,268     31,029      3,917,838
                                                    ------------   ----------    -------     ----------
      Net gain (loss) on investments ............             --    1,185,010     31,033      1,782,417
                                                    ------------   ----------    -------     ----------
   Reinvested capital gains .....................             --           --         --             --
                                                    ------------   ----------    -------     ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......        (79,019)   1,161,083     30,094      1,711,651
                                                    ============   ==========    =======     ==========

                                                     InvSmCoGr    InvTotRet     JanBal       JanIntl
                                                    -----------   ---------   ----------   -----------
Investment activity:
   Reinvested dividends .........................   $        --      5,788        22,646         3,743
   Mortality and expense risk charges (note 2)...        (6,675)    (4,513)      (15,804)       (5,245)
                                                    -----------   --------    ----------   -----------
      Net investment income (loss) ..............        (6,675)     1,275         6,842        (1,502)
                                                    -----------   --------    ----------   -----------

   Proceeds from mutual fund shares sold ........     5,723,756     86,008     1,464,820    46,423,258
   Cost of mutual fund shares sold ..............    (5,683,537)  (109,274)   (1,432,346)  (46,037,280)
                                                    -----------   --------    ----------   -----------
      Realized gain (loss) on investments .......        40,219    (23,266)       32,474       385,978
   Change in unrealized gain (loss)
      on investments ............................        61,304     72,307       132,944        31,646
                                                    -----------   --------    ----------   -----------
      Net gain (loss) on investments ............       101,523     49,041       165,418       417,624
                                                    -----------   --------    ----------   -----------
   Reinvested capital gains .....................            --         --            --            --
                                                    -----------   --------    ----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $    94,848     50,316       172,260       416,122
                                                    ===========   ========    ==========   ===========

                                                      JanWorld      JanFund      Jan20Fd    JanWrldwde
                                                    -----------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends .........................         7,097           --      110,433       92,249
   Mortality and expense risk charges (note 2)...       (14,075)    (128,527)    (279,142)    (123,473)
                                                    -----------   ----------   ----------   ----------
      Net investment income (loss) ..............        (6,978)    (128,527)    (168,709)     (31,224)
                                                    -----------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold ........    18,032,991    1,834,657    3,596,979    1,823,448
   Cost of mutual fund shares sold ..............   (17,881,907)  (3,920,762)  (7,047,430)  (2,886,680)
                                                    -----------   ----------   ----------   ----------
      Realized gain (loss) on investments .......       151,084   (2,086,105)  (3,450,451)  (1,063,232)
   Change in unrealized gain (loss)
      on investments ............................       126,405    4,853,657    8,216,691    3,051,655
                                                    -----------   ----------   ----------   ----------
      Net gain (loss) on investments ............       277,489    2,767,552    4,766,240    1,988,423
                                                    -----------   ----------   ----------   ----------
   Reinvested capital gains .....................            --           --           --           --
                                                    -----------   ----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......       270,511    2,639,025    4,597,531    1,957,199
                                                    ===========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                         LazSmCap    MFSStratIncA    NWBdIx    NWIntIndx
                                                       -----------   ------------   -------   -----------
Investment activity:
   Reinvested dividends ............................   $        --       37,460       5,594         3,757
   Mortality and expense risk charges (note 2) .....       (26,117)      (8,239)     (1,864)       (2,582)
                                                       -----------     --------     -------   -----------
      Net investment income (loss) .................       (26,117)      29,221       3,730         1,175
                                                       -----------     --------     -------   -----------

   Proceeds from mutual fund shares sold ...........     3,334,959      175,917      83,586    25,529,281
   Cost of mutual fund shares sold .................    (3,452,413)    (171,366)    (82,947)  (25,290,411)
                                                       -----------     --------     -------   -----------
      Realized gain (loss) on investments ..........      (117,454)       4,551         639       238,870
   Change in unrealized gain (loss)
      on investments ...............................       823,380       37,811      (2,945)       20,252
                                                       -----------     --------     -------   -----------
      Net gain (loss) on investments ...............       705,926       42,362      (2,306)      259,122
                                                       -----------     --------     -------   -----------
   Reinvested capital gains ........................            --           --          --            67
                                                       -----------     --------     -------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $   679,809       71,583       1,424       260,364
                                                       ===========     ========     =======   ===========

                                                       NWLgCapGr   NWMdCpMkt   NWSP500Indx     NWSmCap
                                                       ---------   ---------   -----------   ----------
Investment activity:
   Reinvested dividends ............................         --       1,346        28,772            --
   Mortality and expense risk charges (note 2) .....     (2,964)     (3,387)      (32,793)      (16,081)
                                                       --------     -------    ----------    ----------
      Net investment income (loss) .................     (2,964)     (2,041)       (4,021)      (16,081)
                                                       --------     -------    ----------    ----------

   Proceeds from mutual fund shares sold ...........    699,694      50,703     2,123,805     4,589,784
   Cost of mutual fund shares sold .................   (687,821)    (47,474)   (2,562,430)   (4,265,389)
                                                       --------     -------    ----------    ----------
      Realized gain (loss) on investments ..........     11,873       3,229      (438,625)      324,395
   Change in unrealized gain (loss)
      on investments ...............................     39,317      88,456     1,083,044        73,718
                                                       --------     -------    ----------    ----------
      Net gain (loss) on investments ...............     51,190      91,685       644,419       398,113
                                                       --------     -------    ----------    ----------
   Reinvested capital gains ........................         --       4,169            --        28,030
                                                       --------     -------    ----------    ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     48,226      93,813       640,398       410,062
                                                       ========     =======    ==========    ==========

                                                       NWSmCapIx    NBEFGuard    NBEFPart      NBETGen
                                                       ---------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ............................   $     858        9,149        1,476           --
   Mortality and expense risk charges (note 2) .....      (1,582)     (40,588)     (56,945)     (97,694)
                                                       ---------   ----------   ----------   ----------
      Net investment income (loss) .................        (724)     (31,439)     (55,469)     (97,694)
                                                       ---------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold ...........     343,738      847,720      772,190    8,594,734
   Cost of mutual fund shares sold .................    (330,975)  (1,451,692)  (1,192,772)  (7,325,777)
                                                       ---------   ----------   ----------   ----------
      Realized gain (loss) on investments ..........      12,763     (603,972)    (420,582)   1,268,957
   Change in unrealized gain (loss)
      on investments ...............................      32,295    1,529,560    1,761,525      970,033
                                                       ---------   ----------   ----------   ----------
      Net gain (loss) on investments ...............      45,058      925,588    1,340,943    2,238,990
                                                       ---------   ----------   ----------   ----------
   Reinvested capital gains ........................       4,624           --           --        5,247
                                                       ---------   ----------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $  48,958      894,149    1,285,474    2,146,543
                                                       =========   ==========   ==========   ==========

                                                       NBETGuard    NBETPart    NBLtdMat   OppCapApA
                                                       ---------   ----------   --------   ---------
Investment activity:
   Reinvested dividends ............................        606            --     49,361         --
   Mortality and expense risk charges (note 2) .....     (3,437)       (2,339)   (18,261)    (9,820)
                                                        -------    ----------   --------   --------
      Net investment income (loss) .................     (2,831)       (2,339)    31,100     (9,820)
                                                        -------    ----------   --------   --------

   Proceeds from mutual fund shares sold ...........     47,908     3,007,813    475,489    149,094
   Cost of mutual fund shares sold .................    (68,234)   (2,958,510)  (474,861)  (186,476)
                                                        -------    ----------   --------   --------
      Realized gain (loss) on investments ..........    (20,326)       49,303        628    (37,382)
   Change in unrealized gain (loss)
      on investments ...............................    105,324        44,024    (14,778)   294,416
                                                        -------    ----------   --------   --------
      Net gain (loss) on investments ...............     84,998        93,327    (14,150)   257,034
                                                        -------    ----------   --------   --------
   Reinvested capital gains ........................         --            --         --         --
                                                        -------    ----------   --------   --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     82,167        90,988     16,950    247,214
                                                        =======    ==========   ========   ========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                       OppChpInc     OppGlob     OppStrInc   PhxBalFd
                                                       ---------   -----------   ---------   --------
Investment activity:
   Reinvested dividends ............................     $2,136        113,200      8,134      17,668
   Mortality and expense risk charges (note 2) .....       (289)      (162,345)    (1,818)    (10,783)
                                                         ------    -----------   --------    --------
      Net investment income (loss) .................      1,847        (49,145)     6,316       6,885
                                                         ------    -----------   --------    --------

   Proceeds from mutual fund shares sold ...........        603     28,853,736    136,910     100,603
   Cost of mutual fund shares sold .................       (595)   (29,119,206)  (127,554)   (129,057)
                                                         ------    -----------   --------    --------
      Realized gain (loss) on investments ..........          8       (265,470)     9,356     (28,454)
   Change in unrealized gain (loss)
      on investments ...............................      3,546      5,097,672      8,698     154,952
                                                         ------    -----------   --------    --------
      Net gain (loss) on investments ...............      3,554      4,832,202     18,054     126,498
                                                         ------    -----------   --------    --------
   Reinvested capital gains ........................         --             --         --          --
                                                         ------    -----------   --------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     $5,401      4,783,057     24,370     133,383
                                                         ======    ===========   ========    ========

                                                       PimTotRet      PIntEq     PVoyager    StComStk
                                                       ---------   -----------   --------   ---------
Investment activity:
   Reinvested dividends ............................     64,257          5,098        --           --
   Mortality and expense risk charges (note 2) .....    (25,898)        (1,565)     (173)     (42,927)
                                                       --------    -----------    ------    ---------
      Net investment income (loss) .................     38,359          3,533      (173)     (42,927)
                                                       --------    -----------    ------    ---------

   Proceeds from mutual fund shares sold ...........    414,517     18,744,561     6,224      919,295
   Cost of mutual fund shares sold .................   (405,212)   (18,645,246)   (5,743)    (976,776)
                                                       --------    -----------    ------    ---------
      Realized gain (loss) on investments ..........      9,305         99,315       481      (57,481)
   Change in unrealized gain (loss)
      on investments ...............................     (4,858)        18,002     2,773    1,222,510
                                                       --------    -----------    ------    ---------
      Net gain (loss) on investments ...............      4,447        117,317     3,254    1,165,029
                                                       --------    -----------    ------    ---------
   Reinvested capital gains ........................     40,962             --        --           --
                                                       --------    -----------    ------    ---------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     83,768        120,850     3,081    1,122,102
                                                       ========    ===========    ======    =========

                                                       StrMidCap   StrGrInc     StLCap       TemForFd
                                                       ---------   --------   ----------   -----------
Investment activity:
   Reinvested dividends ............................   $     --        306            --       121,977
   Mortality and expense risk charges (note 2) .....     (1,258)    (1,510)      (26,339)      (72,078)
                                                       --------     ------    ----------   -----------
      Net investment income (loss) .................     (1,258)    (1,204)      (26,339)       49,899
                                                       --------     ------    ----------   -----------

   Proceeds from mutual fund shares sold ...........     30,445      8,382       552,668    49,285,801
   Cost of mutual fund shares sold .................    (36,994)    (9,443)   (1,473,225)  (48,020,633)
                                                       --------     ------    ----------   -----------
      Realized gain (loss) on investments ..........     (6,549)    (1,061)     (920,557)    1,265,168
   Change in unrealized gain (loss)
      on investments ...............................     31,194     31,118     1,401,047       513,393
                                                       --------     ------    ----------   -----------
      Net gain (loss) on investments ...............     24,645     30,057       480,490     1,778,561
                                                       --------     ------    ----------   -----------
   Reinvested capital gains ........................         --         --            --            --
                                                       --------     ------    ----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ 23,387     28,853       454,151     1,828,460
                                                       ========     ======    ==========   ===========

                                                       VKGrInc   VKGro   VKRealEstSec   WRAdSmCap
                                                       -------   -----   ------------   ---------
Investment activity:
   Reinvested dividends ............................    1,394      --          820            --
   Mortality and expense risk charges (note 2) .....     (885)    (14)        (220)          (33)
                                                       ------     ---       ------        ------
      Net investment income (loss) .................      509     (14)         600           (33)
                                                       ------     ---       ------        ------

   Proceeds from mutual fund shares sold ...........    1,112      12        9,233         1,315
   Cost of mutual fund shares sold .................   (1,066)    (12)      (8,438)       (1,201)
                                                       ------     ---       ------        ------
      Realized gain (loss) on investments ..........       46      --          795           114
   Change in unrealized gain (loss)
      on investments ...............................   36,313     413        4,156           688
                                                       ------     ---       ------        ------
      Net gain (loss) on investments ...............   36,359     413        4,951           802
                                                       ------     ---       ------        ------
   Reinvested capital gains ........................       --      --          194            --
                                                       ------     ---       ------        ------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   36,868     399        5,745           769
                                                       ======     ===       ======        ======

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2003 and 2002

                                                        Total                     ACGroI
                                             --------------------------   ----------------------
                                                 2003           2002         2003        2002
                                             ------------   -----------   ---------   ----------
Investment activity:
   Net investment income (loss)...........   $    109,807      (364,596)   (101,945)    (120,074)
   Realized gain (loss) on investments....    (14,319,039)  (23,922,638)   (894,845)    (652,069)
   Change in unrealized gain (loss) on
      investments.........................     73,799,490   (38,720,455)  2,615,812   (2,201,236)
   Reinvested capital gains...............        612,375       378,518          --           --
                                             ------------   -----------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.......................     60,202,633   (62,629,171)  1,619,022   (2,973,379)
                                             ------------   -----------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)............     51,428,794    47,270,054     350,769      568,402
   Transfers between funds................             --            --       5,237     (294,212)
   Redemptions (note 3)...................    (44,107,614)  (43,713,986)   (979,115)  (1,188,146)
   Annuity benefits.......................         (9,368)      (12,734)     (9,088)     (11,258)
   Annual contract maintenance charges
      (note 2)............................       (420,342)     (459,266)    (13,844)     (15,174)
   Contingent deferred sales charges
      (note 2)............................       (463,152)     (488,776)     (6,805)      (5,782)
   Adjustments to maintain reserves.......       (446,118)      383,982     (27,987)      (3,494)
                                             ------------   -----------   ---------   ----------
         Net equity transactions..........      5,982,200     2,979,274    (680,833)    (949,664)
                                             ------------   -----------   ---------   ----------

Net change in contract owners' equity.....     66,184,833   (59,649,897)    938,189   (3,923,043)
Contract owners' equity beginning of
   period ................................    261,873,293   321,523,190   7,571,854   11,494,897
                                             ------------   -----------   ---------   ----------
Contract owners' equity end of period ....   $328,058,126   261,873,293   8,510,043    7,571,854
                                             ============   ===========   =========   ==========

CHANGES IN UNITS:
   Beginning units........................     19,078,676    18,935,656     202,293      195,078
                                             ------------   -----------   ---------   ----------
   Units purchased........................     88,072,091    20,025,983      67,694       12,430
   Units redeemed.........................    (86,232,528)  (19,882,963)    (70,785)      (5,215)
                                             ------------   -----------   ---------   ----------
   Ending units...........................     20,918,239    19,078,676     199,202      202,293
                                             ============   ===========   =========   ==========

                                                    ACIncGroA             ACIncGroI
                                             ----------------------   ----------------------
                                                2003         2002        2003        2002
                                             ----------   ---------   ---------   ----------
Investment activity:
   Net investment income (loss)...........       12,804        (111)     29,860          814
   Realized gain (loss) on investments....      316,565    (246,231)   (279,800)    (324,190)
   Change in unrealized gain (loss) on
      investments.........................      242,365     (62,812)  1,831,969   (1,365,646)
   Reinvested capital gains...............           --          --          --           --
                                             ----------   ---------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting froms
         operations.......................      571,734    (309,154)  1,582,029   (1,689,022)
                                             ----------   ---------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)............      439,510     566,009     642,430      830,448
   Transfers between funds................      961,723     (71,995)    (97,530)    (771,976)
   Redemptions (note 3)...................   (1,182,405)    (79,336)   (880,104)    (948,147)
   Annuity benefits.......................           --          --          --           --
   Annual contract maintenance charges
      (note 2)............................           --          --     (12,229)     (14,091)
   Contingent deferred sales charges
      (note 2)............................       (1,364)       (649)    (14,737)     (10,637)
   Adjustments to maintain reserves.......          (51)        (74)         39         (191)
                                             ----------   ---------   ---------   ----------
         Net equity transactions..........      217,413     413,955    (362,131)    (914,594)
                                             ----------   ---------   ---------   ----------

Net change in contract owners' equity.....      789,147     104,801   1,219,898   (2,603,616)
Contract owners' equity beginning of
   period ................................    1,297,583   1,192,782   5,992,253    8,595,869
                                             ----------   ---------   ---------   ----------
Contract owners' equity end of period ....    2,086,730   1,297,583   7,212,151    5,992,253
                                             ==========   =========   =========   ==========

CHANGES IN UNITS:
   Beginning units........................      202,500     147,837     459,146      524,128
                                             ----------   ---------   ---------   ----------
   Units purchased........................      977,912      66,195      67,034       60,657
   Units redeemed.........................     (925,741)    (11,532)    (94,244)    (125,639)
                                             ----------   ---------   ---------   ----------
   Ending units...........................      254,671     202,500     431,936      459,146
                                             ==========   =========   =========   ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    ACIntlGrA           ACIntlGrI
                                             ---------------------   ---------------------
                                                 2003        2002       2003       2002
                                             -----------   -------   ---------   ---------
Investment activity:
   Net investment income (loss)...........   $    (1,547)   (1,475)     (7,178)    (11,032)
   Realized gain (loss) on investments....       243,684   (40,319)   (120,643)   (808,290)
   Change in unrealized gain (loss)
      on investments......................        43,865    56,764     513,418     413,978
   Reinvested capital gains...............            --        --          --          --
                                             -----------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.......................       286,002    14,970     385,597    (405,344)
                                             -----------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)............        98,450   101,012     231,574     247,284
   Transfers between funds................       456,789   (28,629)     36,661    (274,190)
   Redemptions (note 3)...................       (18,393)  (21,618)   (166,196)   (215,745)
   Annuity benefits.......................            --        --          --          --
   Annual contract maintenance charges
      (note 2)............................            --        --      (3,503)     (4,058)
   Contingent deferred sales charges
      (note 2)............................          (277)     (175)     (3,736)     (2,633)
   Adjustments to maintain reserves.......           (15)       (8)      1,020      (2,095)
                                             -----------   -------   ---------   ---------
         Net equity transactions..........       536,554    50,582      95,820    (251,437)
                                             -----------   -------   ---------   ---------

Net change in contract owners' equity.....       822,556    65,552     481,417    (656,781)
Contract owners' equity beginning of
   period.................................       238,617   173,065   1,585,693   2,242,474
                                             -----------   -------   ---------   ---------
Contract owners' equity end of period.....   $ 1,061,173   238,617   2,067,110   1,585,693
                                             ===========   =======   =========   =========

CHANGES IN UNITS:
   Beginning units........................        47,760    27,565     109,800     123,761
                                             -----------   -------   ---------   ---------
   Units purchased........................     6,623,702    26,904     118,124      14,228
   Units redeemed.........................    (6,499,461)   (6,709)   (112,261)    (28,189)
                                             -----------   -------   ---------   ---------
   Ending units...........................       172,001    47,760     115,663     109,800
                                             ===========   =======   =========   =========

                                                    ACSTGvtI                ACUltraI
                                             ---------------------   -----------------------
                                                2003        2002        2003         2002
                                             ---------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss)...........      29,447      61,964     (212,334)    (196,634)
   Realized gain (loss) on investments....      25,018      44,554     (859,069)    (493,633)
   Change in unrealized gain (loss) on
      investments.........................     (61,527)     10,831    4,660,185   (4,618,288)
   Reinvested capital gains...............          --          --           --           --
                                             ---------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.......................      (7,062)    117,349    3,588,782   (5,308,555)
                                             ---------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)............     836,406     583,354    1,446,805    1,800,441
   Transfers between funds................    (518,344)  1,508,199       13,188   (1,532,374)
   Redemptions (note 3)...................    (870,873)   (499,347)  (1,939,426)  (1,986,037)
   Annuity benefits.......................          --          --           --           --
   Annual contract maintenance charges
      (note 2)............................      (3,258)     (2,826)     (25,507)     (29,798)
   Contingent deferred sales charges
      (note 2)............................      (6,889)     (4,981)     (24,193)     (31,411)
   Adjustments to maintain reserves.......     (14,273)     14,673      (10,321)      10,389
                                             ---------   ---------   ----------   ----------
         Net equity transactions..........    (577,231)  1,599,072     (539,454)  (1,768,790)
                                             ---------   ---------   ----------   ----------

Net change in contract owners' equity.....    (584,293)  1,716,421    3,049,328   (7,077,345)
Contract owners' equity beginning of
   period.................................   4,038,133   2,321,712   15,470,323   22,547,668
                                             ---------   ---------   ----------   ----------
Contract owners' equity end of period.....   3,453,840   4,038,133   18,519,651   15,470,323
                                             =========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units........................     209,853     111,419    1,204,587    1,276,469
                                             ---------   ---------   ----------   ----------
   Units purchased........................     126,753     117,405      273,305       75,333
   Units redeemed.........................    (142,503)    (18,971)    (227,970)    (147,215)
                                             ---------   ---------   ----------   ----------
   Ending units...........................     194,103     209,853    1,249,922    1,204,587
                                             =========   =========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    CSEmGro              CSGIFixI             DeHYBd             DryABonds
                                            ----------------------  ------------------  -----------------  --------------------
                                               2003        2002        2003      2002     2003     2002       2003       2002
                                            ----------  ----------  ---------  -------  -------  --------  ---------  ---------
Investment activity:
   Net investment income (loss) ..........  $  (38,328)    (41,075)    94,454   32,776   36,233    34,960     91,353    101,107
   Realized gain (loss) on investments ...    (464,529)   (589,776)    26,049       32  (29,559) (258,204)    25,251    (18,932)
   Change in unrealized gain (loss)
      on investments .....................   1,550,107    (604,838)   (17,797)   2,994  100,802   211,921      7,309     96,495
   Reinvested capital gains ..............          --          --         --       --       --        --         --         --
                                            ----------  ----------  ---------  -------  -------  --------  ---------  ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................   1,047,250  (1,235,689)   102,706   35,802  107,476   (11,323)   123,913    178,670
                                            ----------  ----------  ---------  -------  -------  --------  ---------  ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     254,581     275,281    109,549   38,907   20,459    13,747    411,662    328,188
   Transfers between funds ...............     413,698    (393,721)   277,196  409,823  178,351   (97,655)   (50,635)   485,859
   Redemptions (note 3) ..................    (399,532)   (441,860)   (92,573) (49,424) (25,999)  (24,208)  (296,763)  (449,709)
   Annuity benefits ......................          --          --         --       --       --        --         --         --
   Annual contract maintenance charges
      (note 2) ...........................      (5,163)     (5,791)    (1,307)    (823)    (539)     (391)    (4,409)    (3,602)
   Contingent deferred sales charges
      (note 2) ...........................      (3,480)     (3,487)    (1,497)    (864)     (66)      (39)    (5,592)    (3,417)
   Adjustments to maintain reserves ......           4         (61)        15        8     (242)     (782)   (13,704)    13,722
                                            ----------  ----------  ---------  -------  -------  --------  ---------  ---------
         Net equity transactions .........     260,108    (569,639)   291,383  397,627  171,964  (109,328)    40,559    371,041
                                            ----------  ----------  ---------  -------  -------  --------  ---------  ---------

Net change in contract owners' equity ....   1,307,358  (1,805,328)   394,089  433,429  279,440  (120,651)   164,472    549,711
Contract owners' equity beginning
   of period .............................   2,418,674   4,224,002    623,027  189,598  282,951   403,602  3,290,077  2,740,366
                                            ----------  ----------  ---------  -------  -------  --------  ---------  ---------
Contract owners' equity end of period ....  $3,726,032   2,418,674  1,017,116  623,027  562,391   282,951  3,454,549  3,290,077
                                            ==========  ==========  =========  =======  =======  ========  =========  =========

CHANGES IN UNITS:
   Beginning units .......................     263,436     317,127     50,344   16,666   28,131    39,799    228,069    202,272
                                            ----------  ----------  ---------  -------  -------  --------  ---------  ---------
   Units purchased .......................      81,121      26,379     84,914   37,019   35,718     1,484     63,860     34,977
   Units redeemed ........................     (61,693)    (80,070)   (62,514)  (3,341) (20,521)  (13,152)   (60,096)    (9,180)
                                            ----------  ----------  ---------  -------  -------  --------  ---------  ---------
   Ending units ..........................     282,864     263,436     72,744   50,344   43,328    28,131    231,833    228,069
                                            ==========  ==========  =========  =======  =======  ========  =========  =========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    DryApp                DryBal             DryELead            Dry3dCen
                                            ---------------------  --------------------  ----------------  --------------------
                                               2003        2002       2003       2002      2003     2002      2003       2002
                                            ----------  ---------  ---------  ---------  -------  -------  ---------  ---------
Investment activity:
   Net investment income (loss) ..........  $    8,296    (14,868)     1,909     13,019     (763)    (754)   (13,992)   (16,977)
   Realized gain (loss) on investments ...    (192,175)  (481,924)   (42,988)   (81,870)     (66)  (1,486)  (301,025)  (418,597)
   Change in unrealized gain (loss)
      on investments .....................     863,838   (281,628)   292,139   (209,671)  23,426  (13,214)   549,605    (69,490)
   Reinvested capital gains ..............          --      1,515         --         --       --       --         --         --
                                            ----------  ---------  ---------  ---------  -------  -------  ---------  ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     679,959   (776,905)   251,060   (278,522)  22,597  (15,454)   234,588   (505,064)
                                            ----------  ---------  ---------  ---------  -------  -------  ---------  ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........   1,036,068    833,966    393,833    217,519      436      436    149,487    151,914
   Transfers between funds ...............     417,468     21,093    144,585    (41,701)  24,008   (5,409)   (60,511)  (392,823)
   Redemptions (note 3) ..................    (330,764)  (342,460)  (102,503)  (144,727)  (1,276)    (706)   (86,436)  (139,303)
   Annuity benefits ......................          --         --         --         --       --       --         --         --
   Annual contract maintenance charges
      (note 2) ...........................      (4,341)    (4,344)    (1,851)    (1,944)      --       --     (2,204)    (2,740)
   Contingent deferred sales charges
      (note 2) ...........................      (5,997)    (4,673)    (1,504)      (765)      --       --       (580)    (1,695)
   Adjustments to maintain reserves ......     (12,831)    12,600         23       (147)      (1)      (4)       (26)       (48)
                                            ----------  ---------  ---------  ---------  -------  -------  ---------  ---------
         Net equity transactions .........   1,099,603    516,182    432,583     28,235   23,167   (5,683)      (270)  (384,695)
                                            ----------  ---------  ---------  ---------  -------  -------  ---------  ---------

Net change in contract owners' equity ....   1,779,562   (260,723)   683,643   (250,287)  45,764  (21,137)   234,318   (889,759)
Contract owners' equity beginning
   of period .............................   3,081,601  3,342,324  1,294,706  1,544,993   54,785   75,922  1,005,117  1,894,876
                                            ----------  ---------  ---------  ---------  -------  -------  ---------  ---------
Contract owners' equity end of period ....  $4,861,163  3,081,601  1,978,349  1,294,706  100,549   54,785  1,239,435  1,005,117
                                            ==========  =========  =========  =========  =======  =======  =========  =========

CHANGES IN UNITS:
   Beginning units .......................     345,694    310,248    151,031    150,473    7,585    8,292     84,912    128,466
                                            ----------  ---------  ---------  ---------  -------  -------  ---------  ---------
   Units purchased .......................     204,521     45,583     70,144        816    2,643       54     47,666     17,402
   Units redeemed ........................     (68,089)   (10,137)   (23,332)      (258)    (127)    (761)   (38,086)   (60,956)
                                            ----------  ---------  ---------  ---------  -------  -------  ---------  ---------
   Ending units ..........................     482,126    345,694    197,843    151,031   10,101    7,585     94,492     84,912
                                            ==========  =========  =========  =========  =======  =======  =========  =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    Dry500Ix               EvInc            FedEqInc            FedHiYId
                                            -----------------------  -----------------  ----------------  -------------------
                                                2003        2002       2003     2002      2003     2002      2003      2002
                                            -----------  ----------  -------  --------  -------  -------  ---------  --------
Investment activity:
   Net investment income (loss) ..........  $   (12,694)    (51,965)   7,649     7,343      873      147    109,505    63,982
   Realized gain (loss) on investments ...     (841,313)   (687,138) (10,698)  (45,137)   6,778   (9,622)   152,337  (142,772)
   Change in unrealized gain (loss)
      on investments .....................    4,687,800  (4,131,211) 191,783   (83,680)   9,564    2,529     26,700    67,220
   Reinvested capital gains ..............           --          --       --        --       --       --         --        --
                                            -----------  ----------  -------  --------  -------  -------  ---------  --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    3,833,793  (4,870,314) 188,734  (121,474)  17,215   (6,946)   288,542   (11,570)
                                            -----------  ----------  -------  --------  -------  -------  ---------  --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    1,910,528   2,229,748   86,198    72,578   15,295   47,939    373,598   205,858
   Transfers between funds ...............       34,121  (1,319,364)  53,955    69,904   13,332    2,728    546,136   350,525
   Redemptions (note 3) ..................   (2,110,022) (2,231,437) (55,808) (146,338)     (37) (15,148)  (359,824)  (99,856)
   Annuity benefits ......................           --          --       --        --       --       --         --        --
   Annual contract maintenance charges
      (note 2) ...........................      (35,411)    (40,063)  (1,415)   (1,510)      --       --     (1,397)     (908)
   Contingent deferred sales charges
      (note 2) ...........................      (33,166)    (23,407)    (457)     (491)      --       --     (2,754)   (1,693)
Adjustments to maintain reserves .........          206        (382)    (124)       16      (18)      (2)        44       (55)
                                            -----------  ----------  -------  --------  -------  -------  ---------  --------
         Net equity transactions .........     (233,744) (1,384,905)  82,349    (5,841)  28,572   35,517    555,803   453,871
                                            -----------  ----------  -------  --------  -------  -------  ---------  --------

Net change in contract owners' equity ....    3,600,049  (6,255,219) 271,083  (127,315)  45,787   28,571    844,345   442,301
Contract owners' equity beginning
   of period .............................   14,693,857  20,949,076  596,162   723,477   59,545   30,974    949,594   507,293
                                            -----------  ----------  -------  --------  -------  -------  ---------  --------
Contract owners' equity end of period ....  $18,293,906  14,693,857  867,245   596,162  105,332   59,545  1,793,939   949,594
                                            ===========  ==========  =======  ========  =======  =======  =========  ========

CHANGES IN UNITS:
   Beginning units .......................      723,651     789,038   35,669    37,440    9,824    4,072    109,902    58,130
                                            -----------  ----------  -------  --------  -------  -------  ---------  --------
   Units purchased .......................      151,119     110,364    9,404    65,440   10,211    7,076    470,314    59,650
   Units redeemed ........................     (162,124)   (175,751)  (5,083)  (67,211)  (5,868)  (1,324)  (409,526)   (7,878)
                                            -----------  ----------  -------  --------  -------  -------  ---------  --------
   Ending units ..........................      712,646     723,651   39,990    35,669   14,167    9,824    170,690   109,902
                                            ===========  ==========  =======  ========  =======  =======  =========  ========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                FedIntInc            FedBdFd             FidABalA            FidABalT
                                            -----------------  --------------------  ----------------  --------------------
                                              2003      2002      2003       2002      2003     2002      2003       2002
                                            --------  -------  ---------  ---------  -------  -------  ---------  ---------
Investment activity:
   Net investment income (loss) ..........  $  9,011    5,553    117,938    119,597    8,832   10,899      7,953     11,511
   Realized gain (loss) on investments ...       829        5     10,463    (27,034)  (9,984) (37,228)   (64,177)   (58,819)
   Change in unrealized gain (loss)
      on investments .....................     1,133    5,908    124,604     25,879  115,015  (51,658)   232,305    (82,636)
   Reinvested capital gains ..............        --       --         --         --       --       --         --         --
                                            --------  -------  ---------  ---------  -------  -------  ---------  ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    10,973   11,466    253,005    118,442  113,863  (77,987)   176,081   (129,944)
                                            --------  -------  ---------  ---------  -------  -------  ---------  ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    55,855   76,791    218,248    246,680   63,310  225,060    197,696    154,784
   Transfers between funds ...............    38,326    3,059     (3,346)   289,071   27,819  (79,429)   (77,721)   (10,957)
   Redemptions (note 3) ..................    (7,579)      --   (514,824)  (293,930) (60,158) (51,284)  (150,794)  (148,374)
   Annuity benefits ......................        --       --         --         --       --       --         --         --
   Annual contract maintenance charges
      (note 2) ...........................        --       --     (2,559)    (2,083)      --       --     (2,264)    (2,173)
   Contingent deferred sales charges
      (note 2) ...........................      (464)      --     (3,910)    (3,999)    (909)    (555)    (2,695)      (771)
Adjustments to maintain reserves .........       (18)      (4)    (1,828)      (636)     (50)     (32)       (14)       (20)
                                            --------  -------  ---------  ---------  -------  -------  ---------  ---------
         Net equity transactions .........    86,120   79,846   (308,219)   235,103   30,012   93,760    (35,792)    (7,511)
                                            --------  -------  ---------  ---------  -------  -------  ---------  ---------

Net change in contract owners' equity ....    97,093   91,312    (55,214)   353,545  143,875   15,773    140,289   (137,455)
Contract owners' equity beginning
   of period .............................   183,786   92,474  2,314,552  1,961,007  676,669  660,896  1,066,341  1,203,796
                                            --------  -------  ---------  ---------  -------  -------  ---------  ---------
Contract owners' equity end of period ....  $280,879  183,786  2,259,338  2,314,552  820,544  676,669  1,206,630  1,066,341
                                            ========  =======  =========  =========  =======  =======  =========  =========

CHANGES IN UNITS:
   Beginning units .......................    15,511    8,388    184,343    164,544   81,046   71,335     85,330     86,449
                                            --------  -------  ---------  ---------  -------  -------  ---------  ---------
   Units purchased .......................     8,690    7,123     52,379     26,813   12,717   13,279     20,355     38,092
   Units redeemed ........................    (1,590)      --    (76,079)    (7,014)  (9,429)  (3,568)   (22,464)   (39,211)
                                            --------  -------  ---------  ---------  -------  -------  ---------  ---------
   Ending units ..........................    22,611   15,511    160,643    184,343   84,334   81,046     83,221     85,330
                                            ========  =======  =========  =========  =======  =======  =========  =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  FidAEGroA            FidAEqIncA            FidAEqIncT          FidAGrOppA
                                            --------------------  --------------------  --------------------  ----------------
                                               2003       2002       2003       2002       2003       2002      2003     2002
                                            ----------  --------  ---------  ---------  ---------  ---------  -------  -------
Investment activity:
   Net investment income (loss) ..........  $   (7,917)   (4,328)       573     (1,777)   (11,084)   (17,957)  (2,532)    (940)
   Realized gain (loss) on investments ...      61,172   (78,675)   (81,616)  (166,197)   (78,570)  (157,857) (10,753) (67,873)
   Change in unrealized gain (loss)
      on investments .....................     152,950   (70,832)   711,463   (162,432)   783,347   (354,218)  93,819     (759)
   Reinvested capital gains ..............          --        --         --      2,100         --      4,161       --       --
                                            ----------  --------  ---------  ---------  ---------  ---------  -------  -------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations .......     206,205  (153,835)   630,420   (328,306)   693,693   (525,871)  80,534  (69,572)
                                            ----------  --------  ---------  ---------  ---------  ---------  -------  -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     291,741   270,271    778,064    786,013    327,728    300,874   97,362  136,176
   Transfers between funds ...............     155,389    61,099    180,445    283,953    261,807    553,882   23,220   (6,812)
   Redemptions (note 3) ..................     (35,345)  (38,173)  (149,935)  (136,499)  (428,467)  (337,620) (36,534) (35,234)
   Annuity benefits ......................          --        --         --         --         --         --       --       --
   Annual contract maintenance charges
      (note 2) ...........................          --        --         --         --     (5,002)    (4,654)      --       --
   Contingent deferred sales charges
      (note 2) ...........................        (207)     (178)    (2,799)    (1,267)    (2,911)    (2,753)    (439)     (53)
   Adjustments to maintain reserves ......         (17)      (21)       (78)       (65)        (6)       (61)     (40)     (22)
                                            ----------  --------  ---------  ---------  ---------  ---------  -------  -------
         Net equity transactions .........     411,561   292,998    805,697    932,135    153,149    509,668   83,569   94,055
                                            ----------  --------  ---------  ---------  ---------  ---------  -------  -------

Net change in contract owners' equity ....     617,766   139,163  1,436,117    603,829    846,842    (16,203) 164,103   24,483
Contract owners' equity beginning
   of period .............................     508,932   369,769  1,864,143  1,260,314  2,512,751  2,528,954  226,006  201,523
                                            ----------  --------  ---------  ---------  ---------  ---------  -------  -------
Contract owners' equity end of period ....  $1,126,698   508,932  3,300,260  1,864,143  3,359,593  2,512,751  390,109  226,006
                                            ==========  ========  =========  =========  =========  =========  =======  =======
CHANGES IN UNITS:
   Beginning units .......................     103,982    51,875    207,180    116,878    173,217    145,153   41,447   28,345
                                            ----------  --------  ---------  ---------  ---------  ---------  -------  -------
   Units purchased .......................     415,236    57,490    338,513    100,519     50,833     36,010   22,467   16,193
   Units redeemed ........................    (343,159)   (5,383)  (257,918)   (10,217)   (41,324)    (7,946)  (7,973)  (3,091)
                                            ----------  --------  ---------  ---------  ---------  ---------  -------  -------
   Ending units ..........................     176,059   103,982    287,775    207,180    182,726    173,217   55,941   41,447
                                            ==========  ========  =========  =========  =========  =========  =======  =======

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  FidAGrOppT             FidAHiIncT
                                            ----------------------  --------------------
                                               2003        2002        2003       2002
                                            ----------  ----------  ---------  ---------
Investment activity:
   Net investment income (loss) ..........  $  (46,739)    (37,876)   337,715    161,035
   Realized gain (loss) on investments ...    (769,879)   (667,296)   619,244   (534,370)
   Change in unrealized gain (loss)
      on investments .....................   1,816,523    (512,932)   187,231    257,102
   Reinvested capital gains ..............          --          --         --         --
                                            ----------  ----------  ---------  ---------
      Net increase (decrease) in
         contract owners' equity resulting
         from operations .................     999,905  (1,218,104) 1,144,190   (116,233)
                                            ----------  ----------  ---------  ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     353,221     458,603    510,066    173,101
   Transfers between funds ...............      23,563    (373,605)   363,050    341,895
   Redemptions (note 3) ..................    (407,028)   (486,370)  (435,445)  (327,836)
   Annuity benefits ......................          --          --         --         --
   Annual contract maintenance charges
      (note 2) ...........................      (8,852)     (9,967)    (3,090)    (2,501)
   Contingent deferred sales charges
      (note 2) ...........................      (3,371)     (4,889)    (3,175)    (2,427)
   Adjustments to maintain reserves ......          15         (96)    (1,147)       157
                                            ----------  ----------  ---------  ---------
         Net equity transactions .........     (42,452)   (416,324)   430,259    182,389
                                            ----------  ----------  ---------  ---------

Net change in contract owners' equity ....     957,453  (1,634,428) 1,574,449     66,156
Contract owners' equity beginning
   of period .............................   3,712,674   5,347,102  2,304,935  2,238,779
                                            ----------  ----------  ---------  ---------
Contract owners' equity end of period ....  $4,670,127   3,712,674  3,879,384  2,304,935
                                            ==========  ==========  =========  =========

CHANGES IN UNITS:
   Beginning units .......................     375,670     414,206    222,978    198,014
                                            ----------  ----------  ---------  ---------
   Units purchased .......................      75,218      44,031    939,071     34,674
   Units redeemed ........................     (80,478)    (82,567)  (892,662)    (9,710)
                                            ----------  ----------  ---------  ---------
   Ending units ..........................     370,410     375,670    269,387    222,978
                                            ==========  ==========  =========  =========

                                                   FidAOvA               FidAsMgr
                                            --------------------  ---------------------
                                               2003       2002       2003       2002
                                            ----------  --------  ---------  ----------
Investment activity:
   Net investment income (loss) ..........         (89)     (814)    53,900      88,824
   Realized gain (loss) on investments ...     336,667    45,514   (152,583)   (379,881)
   Change in unrealized gain (loss)
      on investments .....................      34,682     1,451    719,171    (220,692)
   Reinvested capital gains ..............          --        --         --          --
                                            ----------  --------  ---------  ----------
      Net increase (decrease) in
         contract owners' equity resulting
         from operations .................     371,260    46,151    620,488    (511,749)
                                            ----------  --------  ---------  ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      19,222   129,728    255,200     270,823
   Transfers between funds ...............     223,416  (191,661)   255,241    (224,808)
   Redemptions (note 3) ..................      (8,080)   (1,681)  (701,901)   (714,496)
   Annuity benefits ......................          --        --         --          --
   Annual contract maintenance charges
      (note 2) ...........................          --        --     (5,999)     (5,911)
   Contingent deferred sales charges
      (note 2) ...........................          --        --     (3,830)     (5,487)
   Adjustments to maintain reserves ......           5        (4)       (22)        (54)
                                            ----------  --------  ---------  ----------
         Net equity transactions .........     234,563   (63,618)  (201,311)   (679,933)
                                            ----------  --------  ---------  ----------

Net change in contract owners' equity ....     605,823   (17,467)   419,177  (1,191,682)
Contract owners' equity beginning
   of period .............................      25,233    42,700  4,075,286   5,266,968
                                            ----------  --------  ---------  ----------
Contract owners' equity end of period ....     631,056    25,233  4,494,463   4,075,286
                                            ==========  ========  =========  ==========

CHANGES IN UNITS:
   Beginning units .......................       4,402     5,894    242,946     284,944
                                            ----------  --------  ---------  ----------
   Units purchased .......................   8,153,103     3,043     37,101      17,015
   Units redeemed ........................  (8,080,096)   (4,535)   (48,379)    (59,013)
                                            ----------  --------  ---------  ----------
   Ending units ..........................      77,409     4,402    231,668     242,946
                                            ==========  ========  =========  ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31,2003 and 2002

                                                  FidCapInc              FidEqInc
                                             ------------------   -----------------------
                                               2003       2002       2003         2002
                                             --------   -------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........   $ 42,610    31,816       29,263       21,814
   Realized gain (loss) on investments ...    (16,901)  (42,842)    (502,672)    (733,598)
   Change in unrealized gain (loss)
      on investments .....................    165,265    (7,025)   2,533,317   (1,376,424)
   Reinvested capital gains ..............         --        --      188,952       33,265
                                             --------   -------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    190,974   (18,051)   2,248,860   (2,054,943)
                                             --------   -------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........         --        --      533,026      544,583
   Transfers between funds ...............         --    (6,852)     784,021      (47,536)
   Redemptions (note 3) ..................    (48,322)  (71,111)  (1,388,708)  (1,635,695)
   Annuity benefits ......................         --      (319)        (280)        (912)
   Annual contract maintenance charges
      (note 2) ...........................       (944)     (944)     (14,834)     (15,206)
   Contingent deferred sales charges
      (note 2) ...........................         (5)       --       (6,658)      (4,707)
   Adjustments to maintain reserves ......         25       (72)         590        1,575
                                             --------   -------   ----------   ----------
         Net equity transactions .........    (49,246)  (79,298)     (92,843)  (1,157,898)
                                             --------   -------   ----------   ----------

Net change in contract owners' equity ....    141,728   (97,349)   2,156,017   (3,212,841)
Contract owners' equity beginning
   of period .............................    538,152   635,501    8,303,118   11,515,959
                                             --------   -------   ----------   ----------
Contract owners' equity end of period ....   $679,880   538,152   10,459,135    8,303,118
                                             ========   =======   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................     12,054    13,985      121,343      137,625
                                             --------   -------   ----------   ----------
   Units purchased .......................         --        --       24,190        7,787
   Units redeemed ........................       (964)   (1,931)     (26,371)     (24,069)
                                             --------   -------   ----------   ----------
   Ending units ..........................     11,090    12,054      119,162      121,343
                                             ========   =======   ==========   ==========

                                                     FidMgln                   FidPurtn
                                             ------------------------   -----------------------
                                                2003          2002         2003         2002
                                             ----------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........      (91,916)     (161,660)     135,773      186,511
   Realized gain (loss) on investments ...     (938,021)     (284,790)    (211,446)    (552,259)
   Change in unrealized gain (loss)
      on investments .....................    5,246,074    (7,001,988)   1,782,367     (778,339)
   Reinvested capital gains ..............           --            --      172,637           --
                                             ----------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    4,216,137    (7,448,438)   1,879,331   (1,144,087)
                                             ----------   -----------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    1,068,218     1,593,150      483,171      567,574
   Transfers between funds ...............     (565,454)   (2,238,101)     238,084      (39,764)
   Redemptions (note 3) ..................   (2,751,954)   (3,237,148)  (1,773,479)  (2,058,306)
   Annuity benefits ......................           --            --           --           --
   Annual contract maintenance charges
      (note 2) ...........................      (32,851)      (38,000)     (12,760)     (13,356)
   Contingent deferred sales charges
      (note 2) ...........................      (35,033)      (41,121)     (30,827)     (23,042)
   Adjustments to maintain reserves ......         (423)          587           74         (150)
                                             ----------   -----------   ----------   ----------
         Net equity transactions .........   (2,317,497)   (3,960,633)  (1,095,737)  (1,567,044)
                                             ----------   -----------   ----------   ----------

Net change in contract owners' equity ....    1,898,640   (11,409,071)     783,594   (2,711,131)
Contract owners' equity beginning
   of period .............................   19,908,044    31,317,115    9,927,580   12,638,711
                                             ----------   -----------   ----------   ----------
Contract owners' equity end of period ....   21,806,684    19,908,044   10,711,174    9,927,580

CHANGES IN UNITS:
   Beginning units .......................      941,898     1,116,333      455,032      526,520
                                             ----------   -----------   ----------   ----------
   Units purchased .......................       85,715        71,585       43,909       26,511
   Units redeemed ........................     (190,184)     (246,020)     (91,903)     (97,999)
                                             ----------   -----------   ----------   ----------
   Ending units ..........................      837,429       941,898      407,038      455,032
                                             ==========   ===========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31,2003 and 2002

                                                  FidVIPHI             FranMutSer
                                             -----------------   ---------------------
                                               2003      2002       2003        2002
                                             -------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $ 3,337     6,567      12,472      (2,103)
   Realized gain (loss) on investments ...      (687)  (20,457)   (168,378)   (123,372)
   Change in unrealized gain (loss)
      on investments .....................    10,294    14,918   1,256,592    (503,328)
   Reinvested capital gains ..............        --        --          --      58,850
                                             -------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    12,944     1,028   1,100,686    (569,953)
                                             -------   -------   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........        --        --     916,633   1,102,952
   Transfers between funds ...............        --        --     370,961     795,574
   Redemptions (note 3) ..................        --   (20,496)   (613,679)   (439,527)
   Annuity benefits ......................        --        --          --          --
   Annual contract maintenance charges
      (note 2) ...........................       (30)      (24)     (3,858)     (3,356)
   Contingent deferred sales charges
      (note 2) ...........................        --        --      (4,806)     (5,278)
   Adjustments to maintain reserves ......        (6)       (4)     (5,151)      5,003
                                             -------   -------   ---------   ---------
         Net equity transactions .........       (36)  (20,524)    660,100   1,455,368
                                             -------   -------   ---------   ---------

Net change in contract owners' equity ....    12,908   (19,496)  1,760,786     885,415
Contract owners' equity beginning
   of period .............................    50,542    70,038   4,163,804   3,278,389
                                             -------   -------   ---------   ---------
Contract owners' equity end of period ....   $63,450    50,542   5,924,590   4,163,804
                                             =======   =======   =========   =========

CHANGES IN UNITS:
   Beginning units .......................     2,911     4,118     380,780     261,828
                                             -------   -------   ---------   ---------
   Units purchased .......................        --        --     166,681     141,314
   Units redeemed ........................        (2)   (1,207)   (110,475)    (22,362)
                                             -------   -------   ---------   ---------
   Ending units ..........................     2,909     2,911     436,986     380,780
                                             =======   =======   =========   =========

                                                  FranSmCapGr            FranBSInv
                                             ---------------------   -------------------
                                                2003        2002        2003       2002
                                             ----------   --------   ---------   -------
Investment activity:
   Net investment income (loss) ..........      (13,995)    (8,797)     (5,093)     (922)
   Realized gain (loss) on investments ...      176,271   (225,959)      3,387    (7,383)
   Change in unrealized gain (loss)
      on investments .....................      247,509    (64,115)    217,960   (37,279)
   Reinvested capital gains ..............           --         --       7,293     3,138
                                             ----------   --------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      409,785   (298,871)    223,547   (42,446)
                                             ----------   --------   ---------   -------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      451,066    312,589     358,076   271,221
   Transfers between funds ...............      177,718     51,358     152,369    48,717
   Redemptions (note 3) ..................      (63,652)   (51,739)    (66,640)  (31,973)
   Annuity benefits ......................           --         --          --        --
   Annual contract maintenance charges
      (note 2) ...........................           --         --          --        --
   Contingent deferred sales charges
      (note 2) ...........................       (1,336)      (359)     (2,346)     (906)
   Adjustments to maintain reserves ......          (34)       (66)        (10)      (25)
                                             ----------   --------   ---------   -------
         Net equity transactions .........      563,762    311,783     441,449   287,034
                                             ----------   --------   ---------   -------

Net change in contract owners' equity ....      973,547     12,912     664,996   244,588
Contract owners' equity beginning
   of period .............................      866,959    854,047     489,094   244,506
                                             ----------   --------   ---------   -------
Contract owners' equity end of period ....    1,840,506    866,959   1,154,090   489,094
                                             ==========   ========   =========   =======

CHANGES IN UNITS:
   Beginning units .......................      185,549    127,318      42,332    19,653
                                             ----------   --------   ---------   -------
   Units purchased .......................    1,578,627     65,479      45,858    24,740
   Units redeemed ........................   (1,475,157)    (7,248)    (10,249)   (2,061)
                                             ----------   --------   ---------   -------
   Ending units ..........................      289,019    185,549      77,941    42,332
                                             ==========   ========   =========   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                   GartBond                GartGvtBd            GartGrowA           GartGrow
                                            ----------------------   ---------------------   --------------   ---------------------
                                               2003         2002        2003        2002       2003    2002      2003        2002
                                            ----------   ---------   ---------   ---------   -------   ----   ----------   --------
Investment activity:
   Net investment income (loss)...........  $   97,646      94,798     195,166     139,341      (147)   --       (15,286)   (14,950)
   Realized gain (loss) on investments....      30,487      34,620      15,327      34,873        23    --    (1,043,731)  (421,274)
   Change in unrealized gain (loss)
      on investments......................      (2,902)     46,659    (327,516)     94,438     5,940    --     1,402,010     29,722
   Reinvested capital gains...............          --          --     160,200     122,950        --    --            --         --
                                            ----------   ---------   ---------   ---------   -------   ---    ----------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.......................     125,231     176,077      43,177     391,602     5,816    --       342,993   (406,502)
                                            ----------   ---------   ---------   ---------   -------   ---    ----------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)............     286,162     245,651   1,068,979     747,152     7,254    --       228,627    172,329
   Transfers between funds................       5,642     466,139    (598,886)  4,035,288   331,982    --       126,780    (81,224)
   Redemptions (note 3)...................    (481,052)   (401,023)   (955,905)   (505,792)      (80)   --      (137,141)  (176,709)
   Annuity benefits ......................          --          --          --          --        --    --            --         --
   Annual contract maintenance charges
      (note 2)............................      (3,487)     (3,250)     (6,302)     (3,735)      (20)   --        (2,871)    (3,349)
   Contingent deferred sales charges
      (note 2)............................      (3,557)     (6,481)    (18,338)     (4,669)       --    --        (1,663)    (1,962)
   Adjustments to maintain reserves.......        (203)       (226)     (4,004)        340         9    --            22         90
                                            ----------   ---------   ---------   ---------   -------   ---    ----------   --------
         Net equity transactions..........    (196,495)    300,810    (514,456)  4,268,584   339,145    --       213,754    (90,825)
                                            ----------   ---------   ---------   ---------   -------   ---    ----------   --------

Net change in contract owners' equity.....     (71,264)    476,887    (471,279)  4,660,186   344,961    --       556,747   (497,327)
Contract owners' equity beginning
   of period..............................   2,548,030   2,071,143   7,158,033   2,497,847        --    --       952,382   1,449,70
                                            ----------   ---------   ---------   ---------   -------   ---    ----------   --------
Contract owners' equity end of period.....  $2,476,766   2,548,030   6,686,754   7,158,033   344,961    --     1,509,129    952,382
                                            ==========   =========   =========   =========   =======   ===    ==========   ========

CHANGES IN UNITS:
   Beginning units........................      78,906      69,075     507,979     197,497        --    --        32,539     36,571
                                            ----------   ---------   ---------   ---------   -------   ---    ----------   --------
   Units purchased........................      38,314      13,374     398,189     340,178    34,468    --       930,473      8,117
   Units redeemed.........................     (44,525)     (3,543)   (432,651)    (29,696)     (559)   --      (902,650)   (12,149)
                                            ----------   ---------   ---------   ---------   -------   ---    ----------   --------
   Ending units...........................      72,695      78,906     473,517     507,979    33,909    --        60,362     32,539
                                            ==========   =========   =========   =========   =======   ===    ==========   ========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  GVITJPBal           GartlDAgg          GartlDCon            GartlDMod
                                             ------------------   ----------------   -----------------   -------------------
                                               2003       2002      2003     2002      2003      2002       2003       2002
                                             --------   -------   -------   ------   -------   -------   ---------   -------
Investment activity:
   Net investment income (loss)...........   $    432       658       822      (41)    6,686     8,170       5,482     4,206
   Realized gain (loss) on investments....     (3,242)   (3,081)     (411)     (35)      (38)   (9,222)    (17,209)   (1,095)
   Change in unrealized gain (loss)
      on investments......................     14,496   (10,106)   51,775      287    22,864    (6,737)    145,327   (39,326)
   Reinvested capital gains...............         --        --        --       --        --        --          --        --
      Net increase (decrease) in contract    --------   -------   -------   ------   -------   -------   ---------   -------
         owners' equity resulting from
         operations.......................     11,686   (12,529)   52,186      211    29,512    (7,789)    133,600   (36,215)
                                             --------   -------   -------   ------   -------   -------   ---------   -------

 Equity transactions:
   Purchase payments received from
      contract owners (note 3)............     35,894    18,290   124,293   73,242   336,339   363,517     517,631   165,006
   Transfers between funds................      9,829    13,061   149,468       --   105,217   (23,488)     59,523   124,487
   Redemptions (note 3)...................    (24,519)  (33,720)   (1,086)      --    (8,333)   (7,537)    (85,103)   (7,164)
   Annuity benefits ......................         --        --        --       --        --        --          --        --
   Annual contract maintenance charges
      (note 2)............................       (130)      (97)       --       --        --        --          --        --
   Contingent deferred sales charges
      (note 2)............................       (429)       --        --       --        --        --      (1,775)       --
   Adjustments to maintain reserves.......         (5)      (11)      (25)     (12)      (39)       (9)        (32)      (15)
                                             --------   -------   -------   ------   -------   -------   ---------   -------
         Net equity transactions..........     20,640    (2,477)  272,650   73,230   433,184   332,483     490,244   282,314
                                             --------   -------   -------   ------   -------   -------   ---------   -------

Net change in contract owners' equity.....     32,326   (15,006)  324,836   73,441   462,696   324,694     623,844   246,099
Contract owners' equity beginning
   of period..............................     66,041    81,047    84,519   11,078   324,890       196     433,241   187,142
                                             --------   -------   -------   ------   -------   -------   ---------   -------
Contract owners' equity end of period.....   $ 98,367    66,041   409,355   84,519   787,586   324,890   1,057,085   433,241
                                             ========   =======   =======   ======   =======   =======   =========   =======

CHANGES IN UNITS:
   Beginning units........................      7,874     8,363    12,677    1,341    32,226        19      52,794    20,377
                                             --------   -------   -------   ------   -------   -------   ---------   -------
   Units purchased........................      6,230     6,471    34,718   11,336    41,858    34,740      71,388    33,200
   Units redeemed.........................     (4,095)   (6,960)     (301)      --      (792)   (2,533)    (15,083)     (783)
                                             --------   -------   -------   ------   -------   -------   ---------   -------
   Ending units...........................     10,009     7,874    47,094   12,677    73,292    32,226     109,099    52,794
                                             ========   =======   =======   ======   =======   =======   =========   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                 GartIDModAgg         GartIDModCon         GartLgCpVal             GartMyMkt
                                             -------------------  -------------------  -------------------  ----------------------
                                                2003       2002      2003       2002      2003      2002       2003        2002
                                             ----------  -------  ----------  -------  ---------  --------  ----------  ----------
Investment activity:
   Net investment income (loss) ..........   $    4,292      363       3,483      611       (345)   (2,521)    (92,430)    (28,067)
   Realized gain (loss) on investments ...       84,254      152         269     (839)   (44,015)  (53,657)         --          --
   Change in unrealized gain (loss)
      on investments .....................       38,893   (7,739)     28,912       86    233,914   (50,007)         --          --
   Reinvested capital gains ..............           --       --          --       --         --        --          --          --
                                             ----------  -------  ----------  -------  ---------  --------  ----------  ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      127,439   (7,224)     32,664     (142)   189,554  (106,185)    (92,430)    (28,067)
                                             ----------  -------  ----------  -------  ---------  --------  ----------  ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      531,595  162,728      74,971  103,767    257,003    96,579   1,546,954   2,060,707
   Transfers between funds ...............      603,825        8     645,946  (19,219)   171,452    51,402  (1,097,937)  4,935,918
   Redemptions (note 3) ..................       (1,069)    (827)     (6,810)  (1,290)   (73,404)  (57,624) (4,103,385) (7,492,203)
   Annuity benefits ......................           --       --          --       --         --        --          --        (245)
   Annual contract maintenance charges
      (note 2) ...........................           --       --          --       --       (939)     (637)    (22,285)    (23,424)
   Contingent deferred sales charges
      (note 2) ...........................           --       --          --       --       (487)     (499)    (50,921)   (115,962)
   Adjustments to maintain reserves ......          (26)     (12)        (25)      (5)       (18)      (48)   (209,215)    209,041
                                             ----------  -------  ----------  -------  ---------  --------  ----------  ----------
         Net equity transactions .........    1,134,325  161,897     714,082   83,253    353,607    89,173  (3,936,789)   (426,168)
                                             ----------  -------  ----------  -------  ---------  --------  ----------  ----------

Net change in contract owners' equity ....    1,261,764  154,673     746,746   83,111    543,161   (17,012) (4,029,219)   (454,235)
Contract owners' equity beginning
  of period ..............................      156,352    1,679      84,474    1,363    572,276   589,288  14,967,961  15,422,196
                                             ----------  -------  ----------  -------  ---------  --------  ----------  ----------
Contract owners' equity end of period ....   $1,418,116  156,352     831,220   84,474  1,115,437   572,276  10,938,742  14,967,961
                                             ==========  =======  ==========  =======  =========  ========  ==========  ==========

CHANGES IN UNITS:
   Beginning units .......................       21,384      195       9,259      141     64,810    56,771     633,619     659,924
                                             ----------  -------  ----------  -------  ---------  --------  ----------  ----------
   Units purchased .......................      324,819   21,296      72,045   10,623     66,380    10,292     464,808     371,377
   Units redeemed ........................     (190,921)    (107)       (706)  (1,505)   (31,710)   (2,253)   (625,572)   (397,682)
                                             ----------  -------  ----------  -------  ---------  --------  ----------  ----------
   Ending units ..........................      155,282   21,384      80,598    9,259     99,480    64,810     472,855     633,619
                                             ==========  =======  ==========  =======  =========  ========  ==========  ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     GartMyMktS                GartNWFund
                                             -------------------------   ----------------------
                                                 2003          2002         2003        2002
                                             ------------   ----------   ---------   ----------
Investment activity:
   Net investment income (loss) ..........   $    (79,019)     (10,772)    (23,927)     (25,987)
   Realized gain (loss) on investments ...             --           --    (535,258)    (767,007)
   Change in unrealized gain (loss)
      on investments .....................             --           --   1,720,268     (271,197)
   Reinvested capital gains ..............             --           --          --           --
                                             ------------   ----------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................        (79,019)     (10,772)  1,161,083   (1,064,191)
                                             ------------   ----------   ---------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     14,629,178    7,503,123     742,231      745,060
   Transfers between funds ...............     (5,501,087)  (2,427,859)    (96,258)    (200,763)
   Redemptions (note 3) ..................     (6,106,601)  (1,792,738)   (562,388)    (742,086)
   Annuity benefits ......................             --           --          --           --
   Annual contract maintenance charges
      (note 2) ...........................             --           --     (11,724)     (13,287)
   Contingent deferred sales charges
      (note 2) ...........................        (11,374)      (9,355)     (8,321)      (9,811)
   Adjustments to maintain reserves ......           (293)        (152)         69          (87)
                                             ------------   ----------   ---------   ----------
         Net equity transactions .........      3,009,823    3,273,019      63,609     (220,974)
                                             ------------   ----------   ---------   ----------

Net change in contract owners' equity ....      2,930,804    3,262,247   1,224,692   (1,285,165)
Contract owners' equity beginning
   of period .............................      8,076,213    4,813,966   4,503,257    5,788,422
                                             ------------   ----------   ---------   ----------
Contract owners' equity end of period ....   $ 11,007,017    8,076,213   5,727,949    4,503,257
                                             ============   ==========   =========   ==========
CHANGES IN UNITS:
   Beginning units .......................        767,343      456,054      66,389       78,063
                                             ------------   ----------   ---------   ----------
   Units purchased .......................     31,536,835      423,355      36,190       43,975
   Units redeemed ........................    (31,250,004)    (112,066)    (14,361)     (55,649)
                                             ------------   ----------   ---------   ----------
   Ending units ..........................      1,054,174      767,343      88,218       66,389
                                             ============   ==========   =========   ==========

                                                GartValOpp              InvDynam
                                             ----------------   -----------------------
                                               2003     2002       2003         2002
                                             -------   ------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........      (939)    (170)     (70,766)     (72,736)
   Realized gain (loss) on investments ...         4     (250)  (2,135,421)  (2,145,862)
   Change in unrealized gain (loss)
      on investments .....................    31,029   (6,005)   3,917,838     (305,228)
   Reinvested capital gains ..............        --       --           --           --
                                             -------   ------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    30,094   (6,425)   1,711,651   (2,523,826)
                                             -------   ------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    27,521   27,291      785,875      934,434
   Transfers between funds ...............   100,619   16,290      129,888   (1,177,346)
   Redemptions (note 3) ..................    (1,764)     (47)    (490,155)    (665,879)
   Annuity benefits ......................        --       --           --           --
   Annual contract maintenance charges
      (note 2) ...........................        --       --       (8,981)     (10,955)
   Contingent deferred sales charges
      (note 2) ...........................       (74)      --       (8,969)      (5,334)
   Adjustments to maintain reserves ......       (12)     (10)        (855)      (2,617)
                                             -------   ------   ----------   ----------
         Net equity transactions .........   126,290   43,524      406,803     (927,697)
                                             -------   ------   ----------   ----------

Net change in contract owners' equity ....   156,384   37,099    2,118,454   (3,451,523)
Contract owners' equity beginning
   of period .............................    40,469    3,370    4,438,708    7,890,231
                                             -------   ------   ----------   ----------
Contract owners' equity end of period ....   196,853   40,469    6,557,162    4,438,708
                                             =======   ======   ==========   ==========
CHANGES IN UNITS:
   Beginning units .......................     4,444      313      758,031      857,934
                                             -------   ------   ----------   ----------
   Units purchased .......................    12,363    4,135      432,108      102,722
   Units redeemed ........................      (861)      (4)    (356,963)    (202,625)
                                             -------   ------   ----------   ----------
   Ending units ..........................    15,946    4,444      833,176      758,031
                                             =======   ======   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    InvSmCoGr           InvTotRet           JanBal              JanIntl
                                            ----------------------  ----------------  ------------------  --------------------
                                                2003        2002      2003     2002      2003      2002      2003       2002
                                            -----------  ---------  -------  -------  ---------  -------  ----------  --------
Investment activity:
   Net investment income (loss) ..........  $    (6,675)    (4,116)   1,275    1,019      6,842    6,082      (1,502)   (1,093)
   Realized gain (loss) on investments ...       40,219   (149,543) (23,266)  (2,427)    32,474  (17,696)    385,978   158,500
   Change in unrealized gain (loss)
      on investments .....................       61,304     10,388   72,307  (62,044)   132,944  (39,379)     31,646     1,532
   Reinvested capital gains ..............           --         --       --   11,624         --       --          --        --
                                            -----------  ---------  -------  -------  ---------  -------  ----------  --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       94,848   (143,271)  50,316  (51,828)   172,260  (50,993)    416,122   158,939
                                            -----------  ---------  -------  -------  ---------  -------  ----------  --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      121,612    224,635   47,334  128,735    559,173  379,193     160,837   152,639
   Transfers between funds ...............     (864,737)   942,947   22,082   22,754   (172,745) 342,274     127,384  (285,609)
   Redemptions (note 3) ..................     (128,133)   (29,264) (74,203)  (6,420)   (45,674) (58,744)    (13,670)   (1,059)
   Annuity benefits ......................           --         --       --       --         --       --          --        --
   Annual contract maintenance charges
      (note 2) ...........................           --         --       --       --         --       --          --        --
   Contingent deferred sales charges
      (note 2) ...........................       (1,936)      (336)     (29)     (42)      (856)    (589)         --        (6)
   Adjustments to maintain reserves ......          864     (5,389)     (15)     (28)       (21)     (24)        (11)       (5)
                                            -----------  ---------  -------  -------  ---------  -------  ----------  --------
         Net equity transactions .........     (872,330) 1,132,593   (4,831) 144,999    339,877  662,110     274,540  (134,040)
                                            -----------  ---------  -------  -------  ---------  -------  ----------  --------

Net change in contract owners' equity ....     (777,482)   989,322   45,485   93,171    512,137  611,117     690,662    24,899
Contract owners' equity beginning
   of period .............................    1,346,521    357,199  366,162  272,991    915,474  304,357      39,797    14,898
                                            -----------  ---------  -------  -------  ---------  -------  ----------  --------
Contract owners' equity end of period ....  $   569,039  1,346,521  411,647  366,162  1,427,611  915,474     730,459    39,797
                                            ===========  =========  =======  ======== =========  =======  ==========  ========

CHANGES IN UNITS:
   Beginning units .......................      288,252     51,770   44,076   28,394    107,570   33,047       7,960     2,188
                                            -----------  ---------  -------  -------  ---------  -------  ----------  --------
   Units purchased .......................      902,814    242,264    8,518   16,320    210,488   80,134   8,672,414     9,538
   Units redeemed ........................   (1,098,972)    (5,782)  (9,545)    (638)  (169,171)  (5,611) (8,570,702)   (3,766)
                                            -----------  ---------  -------  -------  ---------  -------  ----------  --------
   Ending units ..........................       92,094    288,252   43,049   44,076    148,887  107,570     109,672     7,960
                                            ===========  =========  =======  =======  =========  =======  ==========  ========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     JanWorld                  JanFund
                                             -----------------------   -----------------------
                                                 2003         2002        2003         2002
                                             -----------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........   $    (6,978)     (8,272)    (128,527)    (155,815)
   Realized gain (loss) on investments ...       151,084    (419,406)  (2,086,105)  (2,468,170)
   Change in unrealized gain (loss)
      on investments .....................       126,405     108,304    4,853,657   (1,503,205)
   Reinvested capital gains ..............            --          --           --           --
                                             -----------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       270,511    (319,374)   2,639,025   (4,127,190)
                                             -----------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       382,064     365,405      976,026    1,722,048
   Transfers between funds ...............      (224,185)    (80,183)    (724,143)  (1,849,696)
   Redemptions (note 3) ..................       (81,942)    (69,137)  (1,178,410)  (1,537,202)
   Annuity benefits ......................            --          --           --           --
   Annual contract maintenance charges
      (note 2) ...........................            --          --      (21,901)     (26,534)
   Contingent deferred sales charges
      (note 2) ...........................        (1,751)       (305)     (18,409)     (17,532)
   Adjustments to maintain reserves ......           (60)        (48)     (38,782)      38,497
                                             -----------   ---------   ----------   ----------
         Net equity transactions .........        74,126     215,732   (1,005,619)  (1,670,419)
                                             -----------   ---------   ----------   ----------

Net change in contract owners' equity ....       344,637    (103,642)   1,633,406   (5,797,609)
Contract owners' equity beginning
   of period .............................       954,394   1,058,036    9,380,070   15,177,679
                                             -----------   ---------   ----------   ----------
Contract owners' equity end of period ....   $ 1,299,031     954,394   11,013,476    9,380,070
                                             ===========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................       189,431     153,530      927,009    1,057,293
                                             -----------   ---------   ----------   ----------
   Units purchased .......................     3,541,684      46,316      146,217      134,760
   Units redeemed ........................    (3,518,708)    (10,415)    (232,680)    (265,044)
                                             -----------   ---------   ----------   ----------
   Ending units ..........................       212,407     189,431      840,546      927,009
                                             ===========   =========   ==========   ==========

                                                     Jan20Fd                  JanWrldwde
                                             ------------------------    -----------------------
                                                2003          2002          2003         2002
                                             ----------   -----------    ----------   ----------
Investment activity:
   Net investment income (loss) ..........     (168,709)     (167,536)      (31,224)     (70,672)
   Realized gain (loss) on investments ...   (3,450,451)   (2,456,700)   (1,063,232)    (815,741)
   Change in unrealized gain (loss)
      on investments .....................    8,216,691    (4,920,444)    3,051,655   (3,072,857)
   Reinvested capital gains ..............           --            --            --           --
                                             ----------   -----------    ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    4,597,531    (7,544,680)    1,957,199   (3,959,270)
                                             ----------   -----------    ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    2,318,493     3,440,927       944,330    1,269,691
   Transfers between funds ...............   (1,956,769)   (3,330,585)   (1,151,130)  (2,071,151)
   Redemptions (note 3) ..................   (2,626,034)   (2,828,817)   (1,115,842)  (1,349,460)
   Annuity benefits ......................           --            --            --           --
   Annual contract maintenance charges
      (note 2) ...........................      (51,639)      (61,832)      (19,886)     (25,086)
   Contingent deferred sales charges
      (note 2) ...........................      (38,949)      (35,774)      (15,633)     (15,755)
   Adjustments to maintain reserves ......      (28,985)       28,649            34         (237)
                                             ----------   -----------    ----------   ----------
         Net equity transactions .........   (2,383,883)   (2,787,432)   (1,358,127)  (2,191,998)
                                             ----------   -----------    ----------   ----------

Net change in contract owners' equity ....    2,213,648   (10,332,112)      599,072   (6,151,268)
Contract owners' equity beginning
   of period .............................   20,571,379    30,903,491     9,510,531   15,661,799
                                             ----------   -----------    ----------   ----------
Contract owners' equity end of period ....   22,785,027    20,571,379    10,109,603    9,510,531
                                             ==========   ===========    ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................    1,505,246     1,693,929       864,427    1,078,979
                                             ----------   -----------    ----------   ----------
   Units purchased .......................      214,857       238,827        95,375      126,650
   Units redeemed ........................     (352,465)     (427,510)     (214,668)    (341,202)
                                             ----------   -----------    ----------   ----------
   Ending units ..........................    1,367,638     1,505,246       745,134      864,427
                                             ==========   ===========    ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    LazSmCap             MFSStratIncA           NWBdIx              NWIntIndx
                                             ----------------------   -----------------   -----------------   --------------------
                                                2003         2002       2003      2002      2003      2002       2003        2002
                                             ----------   ---------   -------   -------   -------   -------   ----------   -------
Investment activity:
   Net investment income (loss)...........   $  (26,117)    (26,524)   29,221    20,519     3,730     1,775        1,175      (307)
   Realized gain (loss) on investments....     (117,454)   (231,354)    4,551    (8,151)      639     1,136      238,870    60,178
   Change in unrealized gain (loss)
      on investments......................      823,380    (315,413)   37,811    12,183    (2,945)    1,490       20,252       137
   Reinvested capital gains...............           --      67,143        --        --        --       113           67        --
                                             ----------   ---------   -------   -------   -------   -------   ----------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.......................      679,809    (506,148)   71,583    24,551     1,424     4,514      260,364    60,008
                                             ----------   ---------   -------   -------   -------   -------   ----------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)............      346,739     311,448    51,298    33,386   115,870    35,222       15,856      (507)
   Transfers between funds................     (892,470)  1,797,742   240,701    84,327   (39,681)   51,673      421,503   (58,009)
   Redemptions (note 3)...................     (311,522)   (268,161)  (46,402)  (67,668)   (6,726)   (1,294)        (664)       --
   Annuity benefits ......................           --          --        --        --        --        --           --        --
   Annual contract maintenance charges
      (note 2)............................       (2,578)     (2,051)   (1,029)     (686)       --        --           --        --
   Contingent deferred sales charges
      (note 2)............................       (5,073)     (2,845)     (139)      (22)       --        --           --        --
   Adjustments to maintain reserves.......       (1,376)       (265)       27       (43)      (38)      (40)          (7)       (3)
                                             ----------   ---------   -------   -------   -------   -------   ----------   -------
         Net equity transactions..........     (866,280)  1,835,868   244,456    49,294    69,425    85,561      436,688   (58,519)
                                             ----------   ---------   -------   -------   -------   -------   ----------   -------

Net change in contract owners' equity.....     (186,471)  1,329,720   316,039    73,845    70,849    90,075      697,052     1,489
Contract owners' equity beginning
   of period..............................    2,744,647   1,414,927   425,225   351,380   102,628    12,553        3,377     1,888
                                             ----------   ---------   -------   -------   -------   -------    ---------   -------
Contract owners' equity end of period.....   $2,558,176   2,744,647   741,264   425,225   173,477   102,628      700,429     3,377
                                             ==========   =========   =======   =======   =======   =======   ==========   =======

CHANGES IN UNITS:
   Beginning units........................      255,464     103,663    39,645    34,722     8,533     1,128          564       257
                                             ----------   ---------   -------   -------   -------   -------   ----------   -------
   Units purchased........................      236,439     168,924    37,935     6,720    11,429     7,514    4,039,245       617
   Units redeemed.........................     (323,349)    (17,123)  (16,042)   (1,797)   (5,818)     (109)  (3,953,546)     (310)
                                             ----------   ---------   -------   -------   -------   -------   ----------   -------
   Ending units...........................      168,554     255,464    61,538    39,645    14,144     8,533       86,263       564
                                             ==========   =========   =======   =======   =======   =======   ==========   =======

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                   NWLgCapGr           NWMdCpMkt            NWSP500Indx               NWSmCap
                                             -------------------   -----------------   ---------------------   --------------------
                                                2003       2002      2003      2002       2003        2002        2003       2002
                                             ---------   -------   -------   -------   ---------   ---------   ---------   --------
Investment activity:
   Net investment income (loss)...........   $  (2,964)   (2,480)   (2,041)     (918)     (4,021)     (4,608)    (16,081)    (8,674)
   Realized gain (loss) on investments....      11,873   (31,614)    3,229   (15,737)   (438,625)   (419,588)    324,395    (76,753)
   Change in unrealized gain (loss)
      on investments......................      39,317   (25,478)   88,456      (497)  1,083,044    (202,234)     73,718    (93,383)
   Reinvested capital gains...............          --        --     4,169        --          --          --      28,030         --
                                             ---------   -------   -------   -------   ---------   ---------   ---------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.......................      48,226   (59,572)   93,813   (17,152)    640,398    (626,430)    410,062   (178,810)
                                             ---------   -------   -------   -------   ---------   ---------   ---------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)............     105,157   193,553   105,220   268,670     706,396   1,280,331     298,347    176,121
   Transfers between funds................    (334,908)   (8,507)   18,512    25,134      18,931    (600,153)    891,016    304,152
   Redemptions (note 3)...................     (28,962)   (8,059)  (45,072)  (29,346)   (350,601)   (193,898)   (176,149)   (68,157)
   Annuity benefits ......................          --        --        --        --          --          --          --         --
   Annual contract maintenance charges
      (note 2)............................        (518)     (356)       --        --      (2,066)     (1,564)     (2,065)    (1,146)
   Contingent deferred sales charges
      (note 2)............................      (1,430)      (63)   (1,673)   (1,004)     (1,979)     (2,785)     (2,352)    (1,205)
   Adjustments to maintain reserves.......      (1,693)      (37)      (13)      (14)     (1,954)     (1,206)         43        (59)
                                             ---------   -------   -------   -------   ---------   ---------   ---------   --------
         Net equity transactions..........    (262,354)  176,531    76,974   263,440     368,727     480,725   1,008,840    409,706
                                             ---------   -------   -------   -------   ---------   ---------   ---------   --------

Net change in contract owners' equity.....    (214,128)  116,959   170,787   246,288   1,009,125    (145,705)  1,418,902    230,896
Contract owners' equity beginning
   of period..............................     214,128    97,169   262,216    15,928   2,315,159   2,460,864     707,046    476,150
                                             ---------   -------   -------   -------   ---------   ---------   ---------   --------
Contract owners' equity end of period.....   $      --   214,128   433,003   262,216   3,324,284   2,315,159   2,125,948    707,046
                                             =========   =======   =======   =======   =========   =========   =========   ========

CHANGES IN UNITS:
   Beginning units........................      41,537    13,422    32,942     1,678     374,477     299,497      74,127     39,865
                                             ---------   -------   -------   -------   ---------   ---------   ---------   --------
   Units purchased........................      84,844    30,332    14,056    34,103     405,659     103,682     520,278     38,520
   Units redeemed.........................    (126,381)   (2,217)   (6,075)   (2,839)   (356,350)    (28,702)   (440,756)    (4,258)
                                             ---------   -------   -------   -------   ---------   ---------   ---------   --------
   Ending units...........................          --    41,537    40,923    32,942     423,786     374,477     153,649     74,127
                                             =========   =======   =======   =======   =========   =========   =========   ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                 NWSmCapIx           NBEFGuard              NBEFPart                NBETGen
                                            -----------------  ---------------------  ---------------------  ---------------------
                                               2003     2002      2003       2002        2003       2002        2003        2002
                                            ---------  ------  ---------  ----------  ---------  ----------  ----------  ---------
Investment activity:
   Net investment income (loss)...........  $   (724)     130    (31,439)    (18,937)   (55,469)    (59,852)    (97,694)   (74,976)
   Realized gain (loss) on investments....    12,763   (4,698)  (603,972)   (801,139)  (420,582)   (665,403)  1,268,957    288,866
   Change in unrealized gain (loss)
      on investments......................    32,295   (1,261) 1,529,560    (436,477) 1,761,525    (819,044)    970,033   (602,879)
   Reinvested capital gains...............     4,624       --         --          --         --          --       5,247     22,964
                                            --------   ------  ---------  ----------  ---------  ----------  ----------  ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.......................    48,958   (5,829)   894,149  (1,256,553) 1,285,474  (1,544,299)  2,146,543   (366,025)
                                            --------   ------  ---------  ----------  ---------  ----------  ----------  ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 3)............    87,806   45,811    130,934     136,810    302,207     312,054   1,422,422  1,325,545
   Transfers between funds................   111,006    7,027   (299,624)   (197,629)   104,703    (207,907)  1,219,170  1,838,690
   Redemptions (note 3)...................    (2,114)  (1,737)  (511,602)   (645,259)  (540,024)   (869,970) (1,152,522)  (641,510)
   Annuity benefits.......................        --       --         --          --         --          --          --         --
   Annual contract maintenance charges
      (note 2)............................        --       --     (4,382)     (5,056)    (7,328)     (8,737)     (7,399)    (6,379)
   Contingent deferred sales charges
      (note 2)............................       (22)     (39)    (3,344)     (8,100)    (5,989)     (6,605)     (8,793)    (7,291)
   Adjustments to maintain reserves.......       (17)      (9)        10         (65)        12         (85)       (754)       306
                                            --------   ------  ---------  ----------  ---------  ----------  ----------  ---------
         Net equity transactions..........   196,659   51,053   (688,008)   (719,299)  (146,419)   (781,250)  1,472,124  2,509,361
                                            --------   ------  ---------  ----------  ---------  ----------  ----------  ---------
Net change in contract owners' equity.....   245,617   45,224    206,141  (1,975,852) 1,139,055  (2,325,549)  3,618,667  2,143,336
Contract owners' equity beginning
   of period..............................    53,271    8,047  3,058,980   5,034,832  3,917,971   6,243,520   6,601,375  4,458,039
                                            --------   ------  ---------  ----------  ---------  ----------  ----------  ---------
Contract owners' equity end of period.....  $298,888   53,271  3,265,121   3,058,980  5,057,026   3,917,971  10,220,042  6,601,375
                                            ========   ======  =========  ==========  =========  ==========  ==========  =========
CHANGES IN UNITS:
   Beginning units........................     7,171      846    241,595     291,417    209,534     247,749     507,180    327,635
                                            --------   ------  ---------  ----------  ---------  ----------  ----------  ---------
   Units purchased........................    60,384    6,526     14,784       9,654     37,028      15,572     736,660    209,810
   Units redeemed.........................   (39,610)    (201)   (63,044)    (59,476)   (44,899)    (53,787)   (637,834)   (30,265)
                                            --------   ------  ---------  ----------  ---------  ----------  ----------  ---------
   Ending units...........................    27,945    7,171    193,335     241,595    201,663     209,534     606,006    507,180
                                            ========   ======  =========  ==========  =========  ==========  ==========  =========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                NBETGuard            NBETPart           NBLtdMat             OppCapApA
                                            -----------------  -----------------  --------------------  -------------------
                                              2003      2002      2003     2002      2003       2002       2003      2002
                                            --------  -------  --------  -------  ---------  ---------  ---------  --------
Investment activity:
   Net investment income (loss)...........  $ (2,831)  (1,160)   (2,339)  (1,738)    31,100     41,376     (9,820)   (5,160)
   Realized gain (loss) on investments....   (20,326) (11,371)   49,303  (16,106)       628      9,010    (37,382)  (51,879)
   Change in unrealized gain (loss)
      on investments......................   105,324  (82,554)   44,024  (28,867)   (14,778)    (2,627)   294,416   (97,520)
   Reinvested capital gains...............        --       --        --       --         --         --         --        --
                                            --------  -------  --------  -------  ---------  ---------  ---------  --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.......................    82,167  (95,085)   90,988  (46,711)    16,950     47,759    247,214  (154,559)
                                            --------  -------  --------  -------  ---------  ---------  ---------  --------
Equity transactions:
   Purchase payments received from
      contract owners (note 3)............    33,986  144,191    15,886   76,939     90,872     85,388    439,879   316,577
   Transfers between funds................    10,878   (7,517)  (20,275) (39,931)   137,722    277,933    344,731    57,784
   Redemptions (note 3)...................   (35,883) (23,394)   (9,859) (28,186)  (112,921)  (340,016)   (29,293)  (36,961)
   Annuity benefits.......................        --       --        --       --         --         --         --        --
   Annual contract maintenance charges
      (note 2)............................        --       --        --       --     (1,539)    (1,367)        --        --
   Contingent deferred sales charges
      (note 2)............................      (332)    (383)     (424)    (404)      (818)    (3,666)      (836)     (231)
   Adjustments to maintain reserves.......       (28)     (23)        5      (12)       127        151        (25)      (31)
                                            --------  -------  --------  -------  ---------  ---------  ---------  --------
         Net equity transactions..........     8,621  112,874   (14,667)   8,406    113,443     18,423    754,456   337,138
                                            --------  -------  --------  -------  ---------  ---------  ---------  --------
Net change in contract owners' equity.....    90,788   17,789    76,321  (38,305)   130,393     66,182  1,001,670   182,579
Contract owners' equity beginning
   of period..............................   259,236  241,447   147,302  185,607  1,263,616  1,197,434    563,983   381,404
                                            --------  -------  --------  -------  ---------  ---------  ---------  --------
Contract owners' equity end of period.....  $350,024  259,236   223,623  147,302  1,394,009  1,263,616  1,565,653   563,983
                                            ========  =======  ========  =======  =========  =========  =========  ========
CHANGES IN UNITS:
   Beginning units........................    39,007   26,591    20,457   19,125     89,370     87,855     98,464    48,520
                                            --------  -------  --------  -------  ---------  ---------  ---------  --------
   Units purchased........................     7,311   14,608   385,831    1,957     42,696      2,247    140,074    54,432
   Units redeemed.........................    (6,825)  (2,192) (383,171)    (625)   (34,643)      (732)   (25,330)   (4,488)
                                            --------  -------  --------  -------  ---------  ---------  ---------  --------
   Ending units...........................    39,493   39,007    23,117   20,457     97,423     89,370    213,208    98,464
                                            ========  =======  ========  =======  =========  =========  =========  ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                OppChpInc              OppGlob               OppStrInc           PhxBalFd
                                             --------------   ------------------------   ----------------   ------------------
                                               2003    2002      2003          2002        2003     2002      2003      2002
                                             -------   ----   ----------   -----------   -------   ------   -------   --------
Investment activity:
   Net investment income (loss) ..........   $ 1,847    --       (49,145)     (166,307)    6,316    3,476     6,885     10,061
   Realized gain (loss) on investments ...         8    --      (265,470)   (1,646,191)    9,356      (71)  (28,454)   (94,925)
   Change in unrealized gain (loss)
      on investments .....................     3,546    --     5,097,672    (1,692,420)    8,698      666   154,952    (35,078)
   Reinvested capital gains ..............        --    --            --            --        --       --        --         --
                                             -------   ---    ----------   -----------   -------   ------   -------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.......................     5,401    --     4,783,057    (3,504,918)   24,370    4,071   133,383   (119,942)
                                             -------   ---    ----------   -----------   -------   ------   -------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    25,716    --     1,760,899     1,757,398    92,221   57,490    92,830    206,721
   Transfers between funds ...............    43,246    --       863,002       (93,294)   32,598   10,430    83,246    (85,829)
   Redemptions (note 3) ..................      (618)   --    (1,241,656)   (1,553,334)   (7,219)      --   (73,464)  (110,504)
   Annuity benefits ......................        --    --            --            --        --       --        --         --
   Annual contract maintenance charges
      (note 2) ...........................        --    --       (16,247)      (17,236)       --       --    (1,678)    (1,491)
   Contingent deferred sales charges
      (note 2) ...........................        --    --       (10,448)      (14,552)     (158)      --      (247)      (696)
   Adjustments to maintain reserves ......         4    --       (69,176)       70,251        94      (95)       --        (25)
                                             -------   ---    ----------   -----------   -------   ------   -------   --------
         Net equity transactions .........    68,348    --     1,286,374       149,233   117,536   67,825   100,687      8,176
                                             -------   ---    ----------   -----------   -------   ------   -------   --------

Net change in contract owners' equity ....    73,749    --     6,069,431    (3,355,685)  141,906   71,896   234,070   (111,766)
Contract owners' equity beginning
   of period .............................        --    --    11,057,926    14,413,611    95,479   23,583   757,712    869,478
                                             -------   ---    ----------   -----------   -------   ------   -------   --------
Contract owners' equity end of period ....   $73,749    --    17,127,357    11,057,926   237,385   95,479   991,782    757,712
                                             =======   ===    ==========   ===========   =======   ======   =======   ========

CHANGES IN UNITS:
   Beginning units .......................        --    --       645,872     1,741,535     8,948    2,330    48,209     48,287
                                             -------   ---    ----------   -----------   -------   ------   -------   --------
   Units purchased .......................     6,620    --     3,943,435    15,191,684    21,635    6,618    12,185      1,396
   Units redeemed ........................       (57)   --    (3,789,894)  (16,287,347)  (11,786)      --    (6,488)    (1,474)
                                             -------   ---    ----------   -----------   -------   ------   -------   --------
   Ending units ..........................     6,563    --       799,413       645,872    18,797    8,948    53,906     48,209
                                             =======   ===    ==========   ===========   =======   ======   =======   ========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    PimTotRet               PIntEq           PVoyager           StComStk
                                             ----------------------   -----------------   -------------   ---------------------
                                                2003         2002        2003      2002    2003    2002      2003        2002
                                             ----------   ---------   ----------   ----   ------   ----   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $   38,359      25,891        3,533    --      (173)   --      (42,927)    (37,526)
   Realized gain (loss) on investments ...        9,305       2,148       99,315    --       481    --      (57,481)   (327,504)
   Change in unrealized gain (loss)
      on investments .....................       (4,858)      4,497       18,002    --     2,773    --    1,222,510    (374,314)
   Reinvested capital gains ..............       40,962      50,695           --    --        --    --           --          --
                                             ----------   ---------   ----------   ---    ------   ---    ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.......................       83,768      83,231      120,850    --     3,081    --    1,122,102    (739,344)
                                             ----------   ---------   ----------   ---    ------   ---    ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      715,052     819,973        5,771    --    10,690    --      662,430     533,822
   Transfers between funds ...............      140,216     532,087      183,951    --    64,090    --      (71,121)    327,704
   Redemptions (note 3) ..................     (155,867)    (83,872)      (3,708)   --    (1,897)   --     (383,098)   (353,951)
   Annuity benefits ......................           --          --           --    --        --    --           --          --
   Annual contract maintenance charges
      (note 2) ...........................           --          --           --    --        --    --       (3,354)     (3,058)
   Contingent deferred sales charges
      (note 2) ...........................       (2,866)       (593)          --    --        --    --       (5,190)     (4,353)
   Adjustments to maintain reserves ......         (297)       (825)           2    --         7    --       (2,535)     (1,330)
                                             ----------   ---------   ----------   ---    ------   ---    ---------   ---------
         Net equity transactions .........      696,238   1,266,770      186,016    --    72,890    --      197,132     498,834
                                             ----------   ---------   ----------   ---    ------   ---    ---------   ---------

Net change in contract owners' equity ....      780,006   1,350,001      306,866    --    75,971    --    1,319,234    (240,510)
Contract owners' equity beginning
   of period .............................    1,793,691     443,690           --    --        --    --    2,890,786   3,131,296
                                             ----------   ---------   ----------   ---    ------   ---    ---------   ---------
Contract owners' equity end of period ....   $2,573,697   1,793,691      306,866    --    75,971    --    4,210,020   2,890,786
                                             ==========   =========   ==========   ===    ======   ===    =========   =========

CHANGES IN UNITS:
   Beginning units .......................      147,395      39,495           --    --        --    --      305,307     264,765
                                             ----------   ---------   ----------   ---    ------   ---    ---------   ---------
   Units purchased .......................       95,159     114,202    1,711,323    --     6,990    --      137,289      52,348
   Units redeemed ........................      (38,983)     (6,302)  (1,687,092)   --      (535)   --     (109,746)    (11,806)
                                             ----------   ---------   ----------   ---    ------   ---    ---------   ---------
   Ending units ..........................      203,571     147,395       24,231    --     6,455    --      332,850     305,307
                                             ==========   =========   ==========   ===    ======   ===    =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                StrMidCap          StrGrInc             StLCap                   TemForFd
                                            -----------------  ---------------  ---------------------  ----------------------
                                              2003      2002     2003    2002      2003       2002       2003         2002
                                            --------  -------  -------  ------  ---------  ----------  ----------  ----------
Investment activity:
   Net investment income (loss) ..........  $ (1,258)    (470)  (1,204)   (610)   (26,339)    (32,950)     49,899      14,773
   Realized gain (loss) on investments ...    (6,549)  (4,376)  (1,061) (3,897)  (920,557) (1,009,637)  1,265,168      16,253
   Change in unrealized gain (loss)
      on investments .....................    31,194  (15,719)  31,118  (4,592) 1,401,047      65,399     513,393    (273,231)
   Reinvested capital gains ..............        --       --       --      --         --          --          --          --
                                            --------  -------  -------  ------  ---------  ----------  ----------  ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.......................    23,387  (20,565)  28,853  (9,099)   454,151    (977,188)  1,828,460    (242,205)
                                            --------  -------  -------  ------  ---------  ----------  ----------  ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    36,200   61,009   17,065  97,165    257,783     335,349     648,009     823,435
   Transfers between funds ...............   120,177    7,109   83,931      --    (83,881)   (443,740)    735,811     184,114
   Redemptions (note 3) ..................   (12,765)  (2,222)  (7,091) (8,797)  (270,877)   (437,722)   (744,639) (1,034,182)
   Annuity benefits ......................        --       --       --      --         --          --          --          --
   Annual contract maintenance charges
      (note 2) ...........................        --       --       --      --     (4,739)     (5,541)     (5,834)     (6,174)
   Contingent deferred sales charges
      (note 2) ...........................       (35)      --      (81)    (66)    (3,861)     (6,096)     (4,776)     (8,774)
   Adjustments to maintain reserves ......       (10)      (9)      (9)     (9)         7         (59)       (523)       (219)
                                            --------  -------  -------  ------  ---------  ----------  ----------  ----------
         Net equity transactions .........   143,567   65,887   93,815  88,293   (105,568)   (557,809)    628,048     (41,800)
                                            --------  -------  -------  ------  ---------  ----------  ----------  ----------

Net change in contract owners' equity ....   166,954   45,322  122,668  79,194    348,583  (1,534,997)  2,456,508    (284,005)
Contract owners' equity beginning
   of period .............................    59,785   14,463   98,434  19,240  1,832,011   3,367,008   4,892,982   5,176,987
                                            --------  -------  -------  ------  ---------  ----------  ----------  ----------
Contract owners' equity end of period ....  $226,739   59,785  221,102  98,434  2,180,594   1,832,011   7,349,490   4,892,982
                                            ========  =======  =======  ======  =========  ==========  ==========  ==========

CHANGES IN UNITS:
   Beginning units .......................    18,389    2,739   18,511   2,793    109,741     139,555     397,854     356,734
                                            --------  -------  -------  ------  ---------  ----------  ----------  ----------
   Units purchased .......................    42,308   16,144   16,474  17,023     29,918      18,308   5,376,628      61,948
   Units redeemed ........................    (8,257)    (494)  (1,267) (1,305)   (35,317)    (48,122) (5,282,937)    (20,828)
                                            --------  -------  -------  ------  ---------  ----------  ----------  ----------
   Ending units ..........................    52,440   18,389   33,718  18,511    104,342     109,741     491,545     397,854
                                            ========  =======  =======  ======  =========  ==========  ==========  ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                 VKGrInc           VKGro        VKRealEstSec    WRAdSmCap
                                             ---------------   -------------   -------------   ------------
                                               2003     2002    2003    2002    2003    2002   2003    2002
                                             --------   ----   ------   ----   ------   ----   -----   ----
Investment activity:
   Net investment income (loss)...........   $    509    --       (14)   --       600    --      (33)   --
   Realized gain (loss) on investments....         46    --        --    --       795    --      114    --
   Change in unrealized gain (loss)
      on investments......................     36,313    --       413    --     4,156    --      688    --
   Reinvested capital gains...............         --    --        --    --       194    --       --    --
                                             --------   ---    ------   ---    ------   ---    -----   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.......................     36,868    --       399    --     5,745    --      769    --
                                             --------   ---    ------   ---    ------   ---    -----   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3)............    292,332    --    11,919    --    34,858    --      227    --
   Transfers between funds................    146,543    --     6,324    --    31,728    --    8,128    --
   Redemptions (note 3)...................       (895)   --        --    --      (228)   --       --    --
   Annuity benefits.......................         --    --        --    --        --    --       --    --
   Annual contract maintenance charges
      (note 2)............................         --    --        --    --        --    --       --    --
   Contingent deferred sales charges
      (note 2)............................         --    --        --    --        --    --       --    --
   Adjustments to maintain reserves.......         --    --         9    --        (6)   --        1    --
                                             --------   ---    ------   ---    ------   ---    -----   ---
         Net equity transactions..........    437,980    --    18,252    --    66,352    --    8,356    --
                                             --------   ---    ------   ---    ------   ---    -----   ---

Net change in contract owners' equity.....    474,848    --    18,651    --    72,097    --    9,125    --
Contract owners' equity beginning
   of period..............................         --    --        --    --        --    --       --    --
                                             --------   ---    ------   ---    ------   ---    -----   ---
Contract owners' equity end of period.....   $474,848    --    18,651    --    72,097    --    9,125    --
                                             ========   ===    ======   ===    ======   ===    =====   ===

CHANGES IN UNITS:
   Beginning units........................         --    --        --    --        --    --       --    --
                                             --------   ---    ------   ---    ------   ---    -----   ---
   Units purchased........................     38,314    --     1,518    --     6,411    --      856    --
   Units redeemed.........................        (86)   --        --    --      (756)   --     (109)   --
                                             --------   ---    ------   ---    ------   ---    -----   ---
   Ending units...........................     38,228    --     1,518    --     5,655    --      747    --
                                             ========   ===    ======   ===    ======   ===    =====   ===

See accompanying notes to financial statements.

================================================================================

================================================================================

                           NATIONWIDE VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                           December 31, 2003 and 2002

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

               American Century Growth Fund - Investor Class (ACGroI)
               American Century Income & Growth Fund - Advisor Class (ACIncGroA) American Century Income & Growth Fund - Investor Class
                  (ACIncGroI)
               American Century International Growth Fund - Advisor Class
                  (ACIntlGrA)
               American Century International Growth Fund - Investor Class
                  (ACIntlGrI)
               American Century Short-Term Government Fund - Investor Class
                  (ACSTGvtI)
               American Century Ultra(R) Fund - Investor Class (ACUltraI)
               Credit Suisse Emerging Growth Fund - Common Shares (CSEmGro) Credit Suisse Global Fixed Income Fund - Common Shares (CSGIFixI) Delaware Group Delchester High-Yield Bond Fund, Inc.-
                  Institutional Class (DeHYBd)
               Dreyfus A Bonds Plus, Inc. (DryABonds)
               Dreyfus Appreciation Fund, Inc. (DryApp)
               Dreyfus Balanced Fund, Inc. (DryBal)
               Dreyfus Emerging Leaders Fund (DryELead)
               Dreyfus Premier Third Century Fund, Inc. - Class Z, The
                  (Dry3dCen)
               Dreyfus S&P 500 Index Fund (Dry500Ix)
               Evergreen Equity Income Fund - Class I (EvInc)
               Federated Equity Income Fund - Class F Shares (FedEqInc) Federated High Yield Trust (FedHiYld)
               Federated Intermediate Income Fund - Institutional Service Class
                  (FedIntInc)
               Federated Investment Series Funds, Inc. - Federated Bond Fund -
                  Class F (FedBdFd)
               Fidelity(R) Advisor Balanced Fund - Class A (FidABalA) Fidelity(R) Advisor Balanced Fund - Class T (FidABalT) Fidelity(R) Advisor Equity Growth Fund - Class A (FidAEGroA) Fidelity(R) Advisor Equity Income Fund - Class A (FidAEqIncA) Fidelity(R) Advisor Equity Income Fund - Class T (FidAEqIncT) Fidelity(R) Advisor Growth Opportunities Fund - Class A
                  (FidAGrOppA)
               Fidelity(R) Advisor Growth Opportunities Fund - Class T
                  (FidAGrOppT)
               Fidelity(R) Advisor High Income Advantage Fund - Class T
                  (FidAHiIncT)(formerly Fidelity(R) Advisor High Yield Fund - Class T)
               Fidelity(R) Advisor Overseas Fund - Class A (FidAOvA)
               Fidelity(R) Asset Manager(TM) (FidAsMgr)
               Fidelity(R) Capital & Income Fund (FidCapInc)
               Fidelity(R) Equity-Income Fund (FidEqInc)
               Fidelity(R) Magellan(R) Fund (FidMgln)

               Fidelity(R)Puritan(R)Fund (FidPurtn)
               Fidelity(R) VIP - High Income Portfolio - Initial Class
                  (FidVIPHI)
               Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A
                  (FranMutSer)
               Franklin Small Cap Growth Fund I - Class A (FranSmCapGr)
               Franklin VIT - Franklin Balance Sheet Investment Fund - Class A
                  (FranBSInv)
               Gartmore Bond Fund - Class D (GartBond)
               Gartmore Government Bond Fund - Class D (GartGvtBd)
               Gartmore Growth Fund - Class A (GartGrowA)
               Gartmore Growth Fund - Class D (GartGrow)
               Gartmore GVIT J.P Morgan Balanced Fund - Class I (GVITJPBal) Gartmore ID Aggressive Fund - Service Class (GartIDAgg)
               Gartmore ID Conservative Fund - Service Class (GartIDCon) Gartmore ID Moderate Fund - Service Class (GartIDMod)
               Gartmore ID Moderately Aggressive Fund - Service Class
                  (GartIDModAgg)
               Gartmore ID Moderately Conservative Fund - Service Class
                  (GartIDModCon)
               Gartmore Large Cap Value Fund - Class A (GartLgCpVal)
               Gartmore Money Market Fund - Prime Shares (GartMyMkt)
               Gartmore Money Market Fund - Service Class (GartMyMktS)
               Gartmore Nationwide(R) Fund - Class D (GartNWFund)
                  (formerly Gartmore Total Return Fund - Class D)
               Gartmore Value Opportunities Fund - Class A (GartValOpp)
               INVESCO Dynamics Fund - Investor Class (InvDynam)
               INVESCO Small Company Growth Fund - Investor Class (InvSmCoGr) INVESCO Total Return Fund - Investor Class (InvTotRet)
               Janus Adviser Balanced Fund (JanBal)
               Janus Adviser International Fund (JanIntl)
               Janus Adviser Worldwide Fund (JanWorld)
               Janus Fund (JanFund)
               Janus Twenty Fund (Jan20Fd)
               Janus Worldwide Fund (JanWrldwde)
               Lazard Small Cap Portfolio - Open Shares (LazSmCap) MFS(R)Strategic Income Fund - Class A (MFSStratIncA) Nationwide(R)Bond Index Fund - Class A (NWBdIx) Nationwide(R)International Index Fund - Class A (NWIntIndx) Nationwide(R)Large Cap Growth Fund - Class A (NWLgCapGr)* Nationwide(R)Mid Cap Market Index Fund - Class A (NWMdCpMkt) Nationwide(R)S&P 500 Index Fund - Service Class (NWSP500Indx) Nationwide(R)Small Cap Fund - Class A (NWSmCap) Nationwide(R)Small Cap Index Fund - Class A (NWSmCapIx)
               Neuberger Berman EF - Guardian Fund - Investor Class Shares
                  (NBEFGuard)
               Neuberger Berman EF - Partners Fund - Investor Class Shares
                  (NBEFPart)
               Neuberger Berman ET - Genesis Fund - Trust Class Shares (NBETGen) Neuberger Berman ET - Guardian Fund - Trust Class Shares
                  (NBETGuard)
               Neuberger Berman ET - Partners Fund - Trust Class Shares
                  (NBETPart)
               Neuberger Berman Limited Maturity Bond Fund(R)- Investor Class
                  Shares (NBLtdMat)
               Oppenheimer Capital Appreciation Fund A (OppCapApA)
               Oppenheimer Champion Income Fund A (OppChpInc)
               Oppenheimer Global Fund A (OppGlob)
               Oppenheimer Strategic Income Fund - Class A (OppStrInc) Phoenix-Oakhurst Balanced Fund - Class A (PhxBalFd)
               PIMCO Total Return Fund - Class A (PimTotRet)
               Putnam International Equity Fund - Class A (PIntEq)
               Putnam Voyager Fund - Class A (PVoyager)
               Strong Advisor Common Stock Fund - Class Z (StComStk)
               Strong Advisor Mid Cap Growth Fund - Class Z (StrMidCap)
               Strong Growth and Income Fund (StrGrInc)
               Strong Large Cap Growth Fund (StLCap)

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

               Templeton Foreign Fund - Class A (TemForFd)
               Van Kampen Growth and Income Fund - Class A (VKGrInc)
               Van Kampen Growth Fund - Class A (VKGro)
               Van Kampen Real Estate Securities Fund - Class A (VKRealEstSec) Waddell & Reed Advisors Small Cap Fund, Inc. - Class A
                  (WRAdSmCap)
               *At December 31, 2003, contract owners have not invested in this fund.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2003. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge.

     For Soloist contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For Soloist contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 84 months.

     For Successor contracts, the standard contract does not include a contingent deferred sales charge. However, a contingent deferred sales charge schedule may be elected in return for a reduction in the annual mortality and expense risk charge.

     No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     On Soloist contracts, the Company deducts an annual contract maintenance charge of $30, which is satisfied by surrendering units. No contract maintenance charge is deducted on Successor contracts.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                  Nationwide Variable Account Options                                          Soloist   Successor
     -------------------------------------------------------------------------------------------------------------
     Variable Account Charges - Recurring .................................................     1.30%       1.20%
     -------------------------------------------------------------------------------------------------------------
     CDSC Options:
        Seven Year CDSC ...................................................................       --       -0.25%
        Five Year CDSC ....................................................................       --       -0.10%
     -------------------------------------------------------------------------------------------------------------
     Reduced Purchase Payment Option:
           Initial lowered to $1,000 and subsequent lowered to $25.
        In states other than Oregon .......................................................       --        0.25%
        In Oregon only ....................................................................       --        0.30%
     -------------------------------------------------------------------------------------------------------------
     Death Benefit Options:
        Five-Year Reset ...................................................................       --        0.05%
           If death before annuitization, benefit will be greatest of (i) contract value,
           (ii) purchase payments less surrenders or
           (iii) highest contract value before 86th birthday less surrenders.
        One-Year Enhanced (for contracts issued on or after 1-2-01) ......................        --        0.15%
           If death before annuitization, benefit will be greatest of (i) contract value,
           (ii) purchase payments less surrenders or
           (iii) highest contract value before 86th birthday less surrenders.
        Greater of One-Year or 5% Enhanced (for contracts issued on or after 1-2-01) ......       --        0.20%
           If death before annuitization, benefit will be greatest of (i) contract value,
           (ii) purchase payments less surrenders,
           (iii) highest contract value before 86th birthday less surrenders or (iv) the 5%
           interest anniversary value.
        One-Year Step Up (for contracts issued prior to 1-2-01) ...........................       --        0.10%
           If death before annuitization, benefit will be greatest of (i) contract value,
           (ii) purchase payments less surrenders or
           (iii) highest contract value before 86th birthday less surrenders.
     -------------------------------------------------------------------------------------------------------------
     Guaranteed Minimum Income Benefit Options:
           Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to
           May 1, 2003).
        Option 1 ..........................................................................       --        0.45%
        Option 2 ..........................................................................       --        0.30%
     -------------------------------------------------------------------------------------------------------------
     Beneficiary Protector Option .........................................................       --        0.40%
        Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.
     -------------------------------------------------------------------------------------------------------------
     Maximum Variable Account Charges/(1)/: ...............................................     1.30%       2.55%
     -------------------------------------------------------------------------------------------------------------

/(1)/When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2003.

                      Total      ACGroI   ACIncGroA   ACIncGroI   ACIntlGrA   ACIntlGrI   ACSTGvtI   ACUltraI
                   ----------   -------   ---------   ---------   ---------   ---------   --------   --------
0.95% ..........   $  207,269     1,374      5,221          --      1,161           --      8,288       8,507
1.00% ..........       10,380        16        276          --         --           --      1,748         235
1.05% ..........        7,765       379        700          --          8           --         --         250
1.10% ..........       42,078       115        608          --        175           --        162       1,714
1.15% ..........        7,492        95          8          --        158           --         --         412
1.20% ..........      263,006     1,354      8,165          --      3,728           --      2,100       7,541
1.25% ..........       46,576       213      1,884          --        654           --        211       1,894
1.30% ..........    2,973,281    97,104        175      82,566         --       22,011     34,975     188,707
1.35% ..........       26,805       350        851          --        112           --         69         776
1.40% ..........       25,493       342      1,784          --         48           --         29         640
1.45% ..........       35,253       472      1,377          --        154           --        643       1,366
1.50% ..........        6,080        49        219          --         58           --          5         144
1.55% ..........        6,408        41        130          --         --           --         --          24
1.60% ..........        1,140        --          7          --          2           --         --           5
1.65% ..........        1,853        13         22          --         --           --        103         105
1.70% ..........          467        28         17          --         --           --         14          --
1.75% ..........          134        --         --          --         --           --          8          --
1.80% ..........          208        --         --          --         --           --         --          --
1.85% ..........        1,645        --         --          --         --           --         --          12
1.90% ..........          395        --         10          --         10           --          4          --
2.05% ..........           15        --         --          --         --           --         --          --
2.10% ..........            6        --         --          --         --           --         --          --
2.25% ..........          171        --         --          --         --           --         --           2
                   ----------   -------     ------      ------      -----       ------     ------     -------
   Totals ......   $3,663,920   101,945     21,454      82,566      6,268       22,011     48,359     212,334
                   ==========   =======     ======      ======      =====       ======     ======     =======

                   CSEmGro   CSGIFixI   DeHYBd   DryABonds   DryApp   DryBal   DryELead   Dry3dCen
                   -------   --------   ------   ---------   ------   ------   --------   --------
0.95% ..........   $    --        --        --         --     7,063    1,511       57         159
1.00% ..........        --        --        --         --       355    1,113       --          --
1.05% ..........        --        --        --         --        --      369       --          --
1.10% ..........        --        --        --         --       637      771       --          21
1.15% ..........        --        --        --         --        --       --       --          35
1.20% ..........        --        --        --         --     4,520      895      669         704
1.25% ..........        --        --        --         --     1,616      291       37         710
1.30% ..........    38,328    12,117     5,847     46,031    28,179   13,034       --      11,858
1.35% ..........        --        --        --         --       776      117       --          95
1.40% ..........        --        --        --         --       367      497       --           7
1.45% ..........        --        --        --         --       758      426       --         283
1.50% ..........        --        --        --         --       164       30       --          --
1.55% ..........        --        --        --         --         1       68       --          --
1.60% ..........        --        --        --         --        --        4       --          --
1.65% ..........        --        --        --         --        39       --       --         102
1.70% ..........        --        --        --         --        26        8       --           6
1.85% ..........        --        --        --         --        --       --       --          12
1.90% ..........        --        --        --         --        57       --       --          --
                   -------    ------     -----     ------    ------   ------      ---      ------
   Totals ......   $38,328    12,117     5,847     46,031    44,558   19,134      763      13,992
                   =======    ======     =====     ======    ======   ======      ===      ======

                   Dry500Ix   EvInc   FedEqInc   FedHiYld   FedIntInc   FedBdFd   FidABalA   FidABalT
                   --------   -----   --------   --------   ---------   -------   --------   --------
0.95% ..........   $      --      --       173      1,075      1,317       1,421     2,665         --
1.00% ..........         --      --        --         33         37          --        29         --
1.05% ..........         --      --        --          5         --         278        67         --
1.10% ..........         --      --        --        195         54         875     1,884         --
1.15% ..........         --      --        --        200         --          --        --         --
1.20% ..........         --      --       497      3,050         47       1,800     1,607         --
1.25% ..........         --      --       139        514          5         405       504         --
1.30% ..........    209,239   9,002        --     13,597         --      23,629        --     15,191
1.35% ..........         --      --         3         12          8          99       458         --
1.40% ..........         --      --         3        585        924         228        28         --
1.45% ..........         --      --         4        120        249         389       899         --
1.50% ..........         --      --        19         46          1          --       177         --

Continued          Dry500Ix   EvInc   FedEqInc   FedHiYld   FedIntInc   FedBdFd   FidABalA   FidABalT
                   --------   -----   --------   --------   ---------   -------   --------   --------
1.55% ..........         --      --       --          --         --          54        --         --
1.60% ..........         --      --       --           4         --          --        --         --
1.65% ..........         --      --       --           2         --          --        --         --
1.70% ..........         --      --       --          13         --          --        17         --
1.75% ..........         --      --       --          --          8          --        --         --
1.85% ..........         --      --       --         142         --          --        --         --
1.90% ..........         --      --       --          --         --          18        --         --
2.05% ..........         --      --       --          --         --          10        --         --
                   --------   -----      ---      ------      -----      ------     -----     ------
   Totals.......   $209,239   9,002      838      19,593      2,650      29,206     8,335     15,191
                   ========   =====      ===      ======      =====      ======     =====     ======

                   FidAEGroA   FidAEqIncA   FidAEqIncT   FidAGrOppA   FidAGrOppT   FidAHiIncT   FidAOvA   FidAsMgr
                   ---------   ----------   ----------   ----------   ----------   ----------   -------   --------
0.95% ..........     $4,576      12,044           --          815           --        4,333        342         --
1.00% ..........         --          92           --           78           --          168         --         --
1.05% ..........         --         264           --           --           --           --         --         --
1.10% ..........        235       1,741           --          140           --          147         --         --
1.15% ..........         --         305           --           --           --          147         --         --
1.20% ..........      1,788       4,996           --        1,766           --        6,633      3,965         --
1.25% ..........        160       1,631           --          103           --          549        120         --
1.30% ..........         --          47       36,621           --       53,179       31,761         28     55,703
1.35% ..........          9         678           --           81           --        1,281        331         --
1.40% ..........        362       1,036           --           33           --          223         --         --
1.45% ..........        558       1,533           --          508           --          257         44         --
1.50% ..........        110         377           --          105           --           73          1         --
1.55% ..........         --       1,657           --           --           --           --         --         --
1.60% ..........         --          21           --           --           --           --         --         --
1.65% ..........         96          89           --           --           --           --         --         --
1.70% ..........         23           4           --           --           --           10         --         --
1.75% ..........         --           8           --           --           --           --         --         --
1.80% ..........         --           4           --           --           --           --         --         --
1.85% ..........         --          26           --           --           --           --         --         --
1.90% ..........         --           9           --            7           --            1         --         --
                     ------      ------       ------        -----       ------       ------      -----     ------
   Totals ......     $7,917      26,562       36,621        3,636       53,179       45,583      4,831     55,703
                     ======      ======       ======        =====       ======       ======      =====     ======


                   FidCapInc   FidEqInc   FidMgln   FidPurtn   FidVIPHI   FranMutSer   FranSmCapGr   FranBSInv
                   ---------   --------   -------   --------   --------   ----------   -----------   ---------
0.95% ..........     $   --          --        --         --        --       9,210        6,251        2,395
1.00% ..........         --          --        --         --        --         394          337           85
1.05% ..........         --          --        --         --        --          65          466           --
1.10% ..........         --          --        --         --        --       1,637          542          587
1.15% ..........         --          --        --         --        --         205           --          195
1.20% ..........         --          --        --         --        --       4,624        3,346        1,783
1.25% ..........         --          --        --         --        --       1,744        1,731        1,367
1.30% ..........      8,038     113,314   263,582    129,750       749      37,395           67            6
1.35% ..........         --          --        --         --        --         304          260          597
1.40% ..........         --          --        --         --        --          57           71          982
1.45% ..........         --          --        --         --        --       1,717          565          940
1.50% ..........         --          --        --         --        --         240          233           92
1.55% ..........         --          --        --         --        --         127           25            3
1.60% ..........         --          --        --         --        --          13           --           --
1.65% ..........         --          --        --         --        --         125           61           --
1.70% ..........         --          --        --         --        --          21           31           12
1.80% ..........         --          --        --         --        --           4            4           --
1.85% ..........         --          --        --         --        --          --           --           13
1.90% ..........         --          --        --         --        --          27            5           --
                     ------     -------   -------    -------     -----      ------       ------        -----
   Totals ......     $8,038     113,314   263,582    129,750       749      57,909       13,995        9,057
                     ======     =======   =======    =======     =====      ======       ======        =====


                   GartBond   GartGvtBd   GartGrowA   GartGrow   GVITJPBal   GartIDAgg   GartIDCon   GartIDMod
                   --------   ---------   ---------   --------   ---------   ---------   ---------   ---------
0.95% ..........    $ 2,460     17,286        20          326        81           94       2,056       2,928
1.00% ..........         --      1,789        --           16        --           11          11          --
1.05% ..........        672         41        --           --        --           --          --          --
1.10% ..........         33      2,491        --           10        --          321          --          19
1.15% ..........        211         --        --           --        --          152          --         748
1.20% ..........      1,008      3,940         6        1,186        32        1,073       2,019       2,653
1.25% ..........        505        222         2            4         1           31           1         349
1.30% ..........     27,766     57,631        94       13,980       734           --         144          --

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

Continued          GartBond   GartGvtBd   GartGrowA   GartGrow   GVITJPBal   GartIDAgg   GartIDCon   GartIDMod
                   --------   ---------   ---------   --------   ---------   ---------   ---------   ---------
1.35% ..........        164        553        --          138        --           58           1        266
1.40% ..........          8      3,299        --           19        --          159          --        146
1.45% ..........        458        495        25           97        16            9         365        406
1.50% ..........          3          7        --           --         4           33          --          1
1.55% ..........         --         --        --           --        --           --          --        832
1.60% ..........          4         21        --           --        --           --          --         --
1.65% ..........         --         --        --           --        --           --          --        320
1.70% ..........          4         49        --           --        --           --          --         --
1.75% ..........         --         --        --           --        --           --          --         27
1.90% ..........          7         26        --           --        --           --          --         --
2.05% ..........          1         --        --           --        --           --          --         --
                    -------     ------       ---       ------       ---        -----       -----      -----
   Totals ......    $33,304     87,850       147       15,776       868        1,941       4,597      8,695
                    =======     ======       ===       ======       ===        =====       =====      =====

                   GartIDModAgg   GartIDModCon   GartLgCpVal   GartMyMkt   GartMyMktS   GartNWFund   GartValOpp   InvDynam
                   ------------   ------------   -----------   ---------   ----------   ----------   ----------   --------
0.95% ..........      $1,119            615         1,470            --       11,581         626         337        4,849
1.00% ..........          10             29            --            --          333          76          --          188
1.05% ..........          --             --            --            --          828          --          --          430
1.10% ..........         118             --            --            --        3,611         182          --        1,314
1.15% ..........         233             --            --            --        1,179         259          --          269
1.20% ..........       2,678            254         1,254            --       88,604         777         149        3,995
1.25% ..........         119              1            47            --        6,913         188          47        1,357
1.30% ..........          --             --         6,051       176,789          341      62,996          --       55,192
1.35% ..........         147            240             7            --        9,224           6          74          424
1.40% ..........         198            817            --            --        2,419          24         149        1,054
1.45% ..........         206            379            63            --        2,818         160          76        1,241
1.50% ..........         263             --            67            --          225           3          25          232
1.55% ..........          --             --            --            --          285          --          --          109
1.60% ..........          --             --            --            --           11          --         168           71
1.65% ..........          --             --            45            --            8          10          --           16
1.70% ..........          --             --            --            --            6          --          --           25
1.75% ..........          --             --            --            --           24          --          --           --
1.85% ..........          --             --            --            --        1,376          --          --           --
1.90% ..........          --             --            --            --           17          --          --           --
2.10% ..........          --             --            --            --            6          --          --           --
2.25% ..........          --             --            --            --          147          --          --           --
                      ------          -----         -----       -------      -------      ------       -----       ------
   Totals ......      $5,091          2,335         9,004       176,789      129,956      65,307       1,025       70,766
                      ======          =====         =====       =======      =======      ======       =====       ======

                   InvSmCoGr   InvTotRet   JanBal   JanIntl   JanWorld   JanFund   Jan20Fd   JanWrldwde
                   ---------   ---------   ------   -------   --------   -------   -------   ----------
0.95% ..........    $1,609         662      9,516       --      2,476      4,692     6,015         474
1.00% ..........        58          --        288       --        193        166        53          53
1.05% ..........       198          21         --       43        477        265       747          59
1.10% ..........       310         201        591       --        930      1,611     1,284          28
1.15% ..........        34          --         --       --         47        125       843          --
1.20% ..........     2,989       1,195      2,387    4,662      4,283      3,777     7,423         171
1.25% ..........       294         937        571      114      2,442      1,982     3,013         911
1.30% ..........       103          --         49       36         67    114,331   257,784     121,684
1.35% ..........       319          96        230      246        527        350       269          --
1.40% ..........       313         792        734       63      1,071        299       304          --
1.45% ..........       206         520      1,116       81      1,365        793     1,138          64
1.50% ..........       161          50        205       --         56         64       147          29
1.55% ..........        65          25         --       --          5         26        27          --
1.60% ..........         7          --         --       --         --         --        20          --
1.65% ..........         9          --        112       --         59         19        11          --
1.70% ..........        --          11          5       --         38         15        31          --
1.90% ..........        --          --         --       --         39         12        33          --
2.05% ..........        --           3         --       --         --         --        --          --
                    ------       -----     ------    -----     ------    -------   -------     -------
   Totals ......    $6,675       4,513     15,804    5,245     14,075    128,527   279,142     123,473
                    ======       =====     ======    =====     ======    =======   =======     =======

                   LazSmCap   MFSStratIncA   NWBdIx   NWIntIndx   NWLgCapGr   NWMdCpMkt   NWSP500Indx   NWSmCap
                   --------   ------------   ------   ---------   ---------   ---------   -----------   -------
0.95% ..........    $   921          --        390         --         285       1,404        5,431          296
1.00% ..........         --          --         --         --          --          --          513           27
1.05% ..........         --          --         --         --          --          --          237           --
1.10% ..........        732          --         74         15          --         744        1,594          104
1.15% ..........         --          --         --         --          --          --          429          167
1.20% ..........      1,362          --      1,052      2,478         219         643        8,627        1,597
1.25% ..........        116          --        104         39          51          44        2,074          137
1.30% ..........     22,413       8,239         --         --       1,813          --       10,673       13,311
1.35% ..........        235          --         46         22          --          38        1,059          226
1.40% ..........          3          --         --         --          --          30          220           14
1.45% ..........        181          --        198         24         596         241        1,309          186
1.50% ..........         36          --         --         --          --          38          316           --
1.55% ..........         --          --         --         --          --          --           91           --
1.60% ..........         88          --         --         --          --         166           17           --
1.65% ..........         --          --         --         --          --          31           56           16
1.75% ..........         --          --         --         --          --           8            8           --
1.80% ..........         --          --         --         --          --          --           89           --
1.85% ..........         --          --         --         --          --          --           39           --
1.90% ..........         30          --         --          4          --          --           --           --
2.05% ..........         --          --         --         --          --          --            1           --
2.25% ..........         --          --         --         --          --          --           10           --
                    -------       -----      -----      -----       -----       -----       ------       ------
   Totals ......    $26,117       8,239      1,864      2,582       2,964       3,387       32,793       16,081
                    =======       =====      =====      =====       =====       =====       ======       ======

                   NWSmCapIx   NBEFGuard   NBEFPart   NBETGen   NBETGuard   NBETPart   NBLtdMat   OppCapApA
                   ---------   ---------   --------   -------   ---------   --------   --------   ---------
0.95% ..........     $  292         --          --     10,112       232         711         --      4,743
1.00% ..........         --         --          --        407        34          --         --        245
1.05% ..........         --         --          --         12        --          --         --         50
1.10% ..........         62         --          --      2,378       398          10         --        516
1.15% ..........        183         --          --        256        --          --         --         --
1.20% ..........        608         --          --     10,768     2,210       1,172         --      1,899
1.25% ..........        191         --          --      1,129        52         236         --        508
1.30% ..........         --     40,588      56,945     67,529        --          --     18,261         18
1.35% ..........         19         --          --      1,046       119         114         --        142
1.40% ..........         26         --          --      1,527         4          --         --        661
1.45% ..........        122         --          --      1,037       346          87         --        632
1.50% ..........         64         --          --         91         2          --         --        202
1.55% ..........         --         --          --      1,317        40          --         --         --
1.60% ..........         --         --          --         29        --          --         --         10
1.65% ..........         15         --          --         49        --          --         --        169
1.70% ..........         --         --          --         --        --          --         --          4
1.75% ..........         --         --          --         --        --          --         --         17
1.80% ..........         --         --          --         --        --          --         --          4
1.90% ..........         --         --          --          7        --           9         --         --
                     ------     ------      ------     ------     -----       -----     ------      -----
   Totals ......     $1,582     40,588      56,945     97,694     3,437       2,339     18,261      9,820
                     ======     ======      ======     ======     =====       =====     ======      =====

                   OppChpInc   OppGlob   OppStrInc   PhxBalFd   PimTotRet   PIntEq   PVoyager   StComStk
                   ---------   -------   ---------   --------   ---------   ------   --------   --------
0.95% ..........      $165      10,740      129           --      5,884         --     151        6,455
1.00% ..........        --         394       --           --        130         --      --          220
1.05% ..........        --         651       17           --         --         --      --          134
1.10% ..........        --       2,196       48           --      6,403         --      --          877
1.15% ..........        --         338       --           --        252         --      --           --
1.20% ..........        52      10,262      488           --      4,676      1,344      21        2,806
1.25% ..........        --       1,590      323           --      1,790         51      --        1,146
1.30% ..........        64     132,285       --       10,783        832         --      --       29,741
1.35% ..........         7       1,135      299           --        791        157      --          162
1.40% ..........        --         934      372           --        424         --      --          194
1.45% ..........         1       1,232      142           --      1,672         11       1          986
1.50% ..........        --         261       --           --      1,184          2      --          137
1.55% ..........        --          99       --           --      1,357         --      --           --
1.60% ..........        --         116       --           --        326         --      --           18
1.65% ..........        --          23       --           --         64         --      --           --
1.70% ..........        --          23       --           --         --         --      --           26

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

Continued          OppChpInc   OppGlob   OppStrInc   PhxBalFd   PimTotRet   PIntEq   PVoyager   StComStk
                   ---------   -------   ---------   --------   ---------   ------   --------   --------
1.75% ..........        --          26        --          --          --        --       --          --
1.80% ..........        --          --        --          --         103        --       --          --
1.90% ..........        --          38        --          --          --        --       --          25
2.25% ..........        --           2        --          --          10        --       --          --
                      ----     -------     -----      ------      ------     -----      ---      ------
   Totals ......      $289     162,345     1,818      10,783      25,898     1,565      173      42,927
                      ====     =======     =====      ======      ======     =====      ===      ======

                   StrMidCap   StrGrInc   StLCap   TemForFd   VKGrInc   VKGro   VKRealEstSec   WRAdSmCap
                   ---------   --------   ------   --------   -------   -----   ------------   ---------
0.95% ..........     $  368        261        --     6,140      817        9          83           --
1.00% ..........         --         --        --       129       11       --          --           --
1.05% ..........         --         --        --        32       --       --          --           --
1.10% ..........          8         --        --       625       --       --          --           --
1.15% ..........          7         --        --        --       --       --          --           --
1.20% ..........        674      1,050        --     6,807       29        4          32           33
1.25% ..........        131         43        --       237       16       --          35           --
1.30% ..........         --         --    26,339    55,845       --       --          --           --
1.35% ..........          1          7        --       572       --        1           1           --
1.40% ..........         --         --        --       952       --       --          18           --
1.45% ..........         69        112        --       679       12       --          18           --
1.50% ..........         --         --        --        28       --       --           1           --
1.60% ..........         --         12        --        --       --       --          --           --
1.65% ..........         --         --        --        32       --       --          32           --
1.85% ..........         --         25        --        --       --       --          --           --
                     ------      -----    ------    ------      ---      ---         ---          ---
   Totals ......     $1,258      1,510    26,339    72,078      885       14         220           33
                     ======      =====    ======    ======      ===      ===         ===          ===

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2003 and 2002, total transfers to the Account from the fixed account were $682,509 and $445,912, respectively, and total transfers from the Account to the fixed account were $1,094,025 and $6,156,773, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For guaranteed minimum death benefits, the Company contributed $123,234 and $263,595 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2003 and 2002, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2003. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column. Accordingly, there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                               Contract                                                    Investment
                               Expense                        Unit           Contract        Income           Total
                                *Rate*        Units        Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ---------   ---------------   --------------   ----------   -----------------
     American Century Growth Fund - Investor Class
        2003 ............   0.95% to 1.70%    199,202   $ 5.82 to  5.66     $ 8,425,454       0.00%      23.23% to  22.30%
        2002 ............   0.95% to 1.70%    202,293     4.62 to 57.97       7,497,188       0.00%     -27.39% to -26.83%
        2001 ............   0.95% to 1.70%    195,078     6.37 to 79.51      11,383,722       0.00%     -20.06% to -19.45%
        2000 ............   0.95% to 1.65%    186,166     7.97 to 99.06      14,987,298       0.00%     -20.31% to -15.81% (a)
        1999 ............       1.30%         153,919        117.67          18,111,321       0.00%            32.93%

     American Century Income & Growth Fund - Advisor Class
        2003 ............   0.95% to 1.90%    254,671     8.25 to 7.97        2,086,730       2.02%      28.10% to  26.88%
        2002 ............   0.95% to 1.90%    202,500     6.28 to 6.44        1,297,583       1.21%     -21.13% to -20.37%
        2001 ............   0.95% to 1.70%    147,837     7.99 to 8.09        1,192,789       0.89%     -10.20% to  -9.51%
        2000 ............   0.95% to 1.50%     67,190     8.91 to 8.94          600,044       0.68%     -10.93% to -10.60% (a) (b)

     American Century Income & Growth Fund - Investor Class
        2003 ............       1.30%         431,936         16.70           7,212,151       1.70%           27.94%
        2002 ............       1.30%         459,146         13.05           5,992,253       1.31%          -20.42%
        2001 ............       1.30%         524,128         16.40           8,595,867       1.04%           -9.57%
        2000 ............       1.30%         539,511         18.14           9,784,698       0.92%          -11.69%
        1999 ............       1.30%         534,684         20.54          10,981,114       1.10%           16.42%

     American Century International Growth Fund - Advisor Class
        2003 ............   0.95% to 1.90%    172,001     6.22 to 6.00        1,061,173       0.73%      23.92% to  22.74%
        2002 ............   0.95% to 1.90%     47,760     4.89 to 5.02          238,617       0.67%     -21.01% to -20.24%
        2001 ............   0.95% to 1.50%     27,565     6.24 to 6.29          173,061       0.17%     -28.10% to -27.69%
        2000 ............   0.95% to 1.45%     13,960     8.67 to 8.70          121,449       0.00%     -13.25% to -12.96% (a) (b)

     American Century International Growth Fund - Investor Class
        2003 ............       1.30%         115,663         17.87           2,067,110       0.81%            23.75%
        2002 ............       1.30%         109,800         14.44           1,585,693       0.71%           -20.30%
        2001 ............       1.30%         123,761         18.12           2,242,470       0.32%           -27.75%
        2000 ............       1.30%         123,327         25.08           3,092,787       0.00%           -16.11%
        1999 ............       1.30%          67,212         29.89           2,009,150       0.05%            62.31%

     American Century Short-Term Government Fund - Investor Class
        2003 ............   0.95% to 1.90%    194,103    11.71 to 11.31       3,453,840       2.08%       0.15% to -0.81%
        2002 ............   0.95% to 1.90%    209,853    11.40 to 27.03       4,038,133       3.13%       3.24% to  4.24%
        2001 ............   0.95% to 1.70%    111,419    11.08 to 26.02       2,321,700       4.03%       5.32% to  6.13%
        2000 ............   0.95% to 1.35%    110,313    10.54 to 24.61       2,598,444       5.45%       5.45% to  6.39% (a)
        1999 ............       1.30%          87,493         23.13           2,023,943       6.00%             0.52%

     American Century Ultra(R) Fund - Investor Class
        2003 ............   0.95% to 2.25%  1,249,922     6.43 to  8.48      18,519,651       0.00%      24.63% to  23.00%
        2002 ............   0.95% to 1.90%  1,204,587     5.03 to 15.72      15,470,323       0.24%     -24.61% to -23.88%
        2001 ............   0.95% to 1.80%  1,276,469     6.68 to 20.73      22,547,669       0.00%     -16.16% to -15.43%
        2000 ............   0.95% to 1.65%  1,260,444     7.98 to 24.60      27,643,558       0.00%     -20.95% to -19.87% (b)
        1999 ............       1.30%         958,510         31.12          29,824,155       0.00%            39.63%

     Credit Suisse Emerging Growth Fund - Common Shares
        2003 ............       1.30%         282,864         13.17           3,726,032       0.00%            43.47%
        2002 ............       1.30%         263,436          9.18           2,418,674       0.00%           -31.07%
        2001 ............       1.30%         317,127         13.32           4,224,008       0.00%           -25.80%
        2000 ............       1.30%         339,409         17.95           6,092,533       0.00%           -13.17%
        1999 ............       1.30%         288,739         20.67           5,968,882       0.00%            39.97%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                               Contract                                                    Investment
                               Expense                        Unit           Contract        Income           Total
                                Rate*         Units        Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ---------   ---------------   --------------   ----------   -----------------
     Credit Suisse Global Fixed Income Fund - Common Shares
        2003 ............       1.30%         72,744    $     13.98         $ 1,017,116      13.00%           12.98%
        2002 ............       1.30%         50,344          12.38             623,027       9.19%            8.79%
        2001  ...........       1.30%         16,666          11.38             189,593       4.44%            1.83%
        2000 ............       1.30%         15,052          11.17             168,162       8.93%            5.85%
        1999 ............       1.30%          5,420          10.55              57,203       3.26%           -0.91%

     Delaware Group Delchester High-Yield Bond Fund, Inc. - Institutional Class
        2003 ............       1.30%         43,328          12.98             562,391       9.96%           29.05%
        2002 ............       1.30%         28,131          10.06             282,951      11.51%           -0.82%
        2001  ...........       1.30%         39,799          10.14             403,604      11.97%           -8.93%
        2000 ............       1.30%         57,457          11.14             639,794      11.51%          -21.83%
        1999 ............       1.30%         79,605          14.24           1,133,963      11.06%           -4.47%

     Dreyfus A Bonds Plus, Inc.
        2003 ............       1.30%        231,833          14.90           3,454,549       4.07%            3.29%
        2002 ............       1.30%        228,069          14.43           3,290,077       4.63%            6.48%
        2001  ...........       1.30%        202,272          13.55           2,740,365       6.72%            3.23%
        2000 ............       1.30%        157,768          13.12           2,070,621       5.85%            8.81%
        1999 ............       1.30%        160,276          12.06           1,933,180       6.26%            0.44%

     Dreyfus Appreciation Fund, Inc.
        2003 ............   0.95% to 1.90%   482,126      8.64 to  8.34       4,861,163       1.33%      19.24% to  18.10%
        2002 ............   0.95% to 1.90%   345,694      7.06 to 10.00       3,081,601       0.89%     -18.72% to -17.93%
        2001  ...........   0.95% to 1.70%   310,248      8.72 to 12.22       3,342,317       0.85%     -12.28% to -11.60%
        2000 ............   0.95% to 1.45%   225,503      9.96 to 13.88       2,880,685       0.70%      -0.42% to   0.49% (a)
        1999 ............       1.30%        156,211          13.81           2,157,476       0.75%            8.54%

     Dreyfus Balanced Fund, Inc.
        2003 ............   0.95% to 1.70%   197,843      9.04 to  8.79       1,978,349       1.29%      16.91% to  16.03%
        2002 ............   0.95% to 1.70%   151,031      7.58 to  9.15       1,294,706       2.16%     -17.89% to -17.26%
        2001  ...........   0.95% to 1.70%   150,473      9.23 to 11.10       1,544,987       2.63%      -6.09% to  -5.37%
        2000 ............   0.95% to 1.45%   101,028      9.84 to 11.78       1,125,660       2.48%      -1.56% to   0.65% (a)
        1999 ............       1.30%         29,698          11.70             347,446       2.76%            8.77%

     Dreyfus Emerging Leaders Fund
        2003 ............   0.95% to 1.25%    10,101     10.04 to  9.93         100,549       0.00%      38.16% to  37.74%
        2002 ............   0.95% to 1.25%     7,585      7.21 to  7.27          54,785       0.00%     -21.16% to -20.92%
        2001  ...........   0.95% to 1.25%     8,292      9.14 to  9.19          75,926       0.00%     -11.04% to -10.77%
        2000 ............   0.95% to 1.25%     7,486     10.28 to 10.30          76,996       0.00%       2.79% to   3.00% (a) (b)

     Dreyfus Premier Third Century Fund, Inc. - Class Z, The
        2003 ............   0.95% to 1.85%    94,492      5.70 to  5.52       1,239,435       0.00%      24.68% to  23.55%
        2002 ............   0.95% to 1.70%    84,912      4.48 to 14.97       1,005,117       0.00%     -30.58% to -30.04%
        2001  ...........   0.95% to 1.70%   128,466      6.46 to 21.47       1,894,868       0.00%     -25.02% to -24.45%
        2000 ............   0.95% to 1.45%   117,698      8.63 to 28.52       2,454,986       0.70%     -14.03% to -13.45% (b)
        1999 ............       1.30%         59,207          33.18           1,964,378       0.00%           28.47%

     Dreyfus S&P 500 Index Fund
        2003 ............       1.30%        712,646          25.67          18,293,906       1.19%           26.42%
        2002 ............       1.30%        723,651          20.31          14,693,857       0.99%          -23.52%
        2001  ...........       1.30%        789,038          26.55          20,949,067       0.88%          -13.51%
        2000 ............       1.30%        746,793          30.70          22,925,025       0.78%          -10.74%
        1999 ............       1.30%        692,394          34.39          23,813,192       0.96%           18.69%

     Evergreen Equity Income Fund - Class I
        2003 ............       1.30%         39,990          21.69             867,245       2.28%           29.75%
        2002 ............       1.30%         35,669          16.71             596,162       2.57%          -13.51%
        2001  ...........       1.30%         37,440          19.32             723,486       2.93%           -6.61%
        2000 ............       1.30%         69,614          20.69           1,440,452       4.25%            5.78%
        1999 ............       1.30%         72,494          19.56           1,418,098       4.96%           14.85%

     Federated Equity Income Fund - Class F Shares
        2003 ............   0.95% to 1.50%    14,167      7.48 to 7.34          105,332       2.08%      22.76% to  22.08%
        2002 ............   0.95% to 1.50%     9,824      6.02 to 6.09           59,545       1.40%     -20.63% to -20.19%
        2001  ...........   1.20% to 1.50%     4,072      7.58 to 7.61           30,976       2.25%     -12.64% to -12.37%

                               Contract                                                    Investment
                               Expense                        Unit           Contract        Income           Total
                                Rate*         Units        Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ---------   ---------------   --------------   ----------   -----------------
     Federated High Yield Trust
        2003 ............   0.95% to 1.90%   170,690    $10.85 to 10.47     $1,793,939        9.41%      21.65% to  20.48%
        2002 ............   0.95% to 1.90%   109,902      8.58 to  8.92        949,594       10.16%      -1.84% to  -0.89%
        2001 ............   0.95% to 1.60%    58,130      8.69 to  9.00        507,289       13.04%      -3.46% to  -2.82%
        2000 ............   0.95% to 1.45%    56,362      8.97 to  9.26        508,656       11.84%     -10.66% to  -7.44% (b)
        1999 ............       1.30%         49,637          10.04            498,493        8.80%             0.67%

     Federated Intermediate Income Fund - Institutional Service Class
        2003 ............   0.95% to 1.75%    22,611     12.49 to 12.17        280,879        5.02%       5.03% to   4.18%
        2002 ............   0.95% to 1.45%    15,511     11.76 to 11.89        183,786        4.85%       7.33% to   7.88%
        2001 ............   0.95% to 1.00%     8,388     11.02 to 11.03         92,479        5.55%       6.30% to   6.36%

     Federated Investment Series Funds, Inc. - Federated Bond Fund - Class F
        2003 ............   0.95% to 2.05%   160,643     13.15 to 12.62      2,259,338        6.43%      11.80% to  10.56%
        2002 ............   0.95% to 2.05%   184,343     11.42 to 12.87      2,314,552        6.83%       4.74% to   5.91%
        2001 ............   0.95% to 1.90%   164,544     10.93 to 12.20      1,961,012        8.14%       5.27% to   6.30%
        2000 ............   0.95% to 1.45%   129,296     10.41 to 11.51      1,466,071        8.57%       3.44% to   4.46% (b)
        1999 ............       1.30%        139,182          11.13          1,549,200        7.48%            -3.61%

     Fidelity(R) Advisor Balanced Fund - Class A
        2003 ............   0.95% to 1.70%    84,334      9.79 to 9.52         820,544        2.29%      16.75% to  15.87%
        2002 ............   0.95% to 1.70%    81,046      8.22 to 8.38         676,669        2.76%     -10.35% to  -9.66%
        2001 ............   0.95% to 1.70%    71,335      9.16 to 9.28         660,892        3.11%      -3.40% to  -2.66%
        2000 ............   0.95% to 1.60%    28,454      9.49 to 9.54         271,045        2.86%      -5.06% to  -4.65% (a) (b)

     Fidelity(R) Advisor Balanced Fund - Class T
        2003 ............       1.30%         83,221          14.50          1,206,630        2.04%            16.02%
        2002 ............       1.30%         85,330          12.50          1,066,341        2.31%           -10.26%
        2001 ............       1.30%         86,449          13.92          1,203,797        2.61%            -3.19%
        2000 ............       1.30%         79,760          14.38          1,147,302        2.49%            -6.93%
        1999 ............       1.30%         86,087          15.46          1,330,505        2.54%             3.14%

     Fidelity(R) Advisor Equity Growth Fund - Class A
        2003 ............   0.95% to 1.70%   176,059      6.42 to 6.27       1,126,698        0.00%      30.82% to  29.83%
        2002 ............   0.95% to 1.70%   103,982      4.83 to 4.91         508,932        0.00%     -31.71% to -31.19%
        2001 ............   0.95% to 1.70%    51,875      7.07 to 7.13         369,764        0.00%     -19.35% to -18.73%

     Fidelity(R) Advisor Equity Income Fund - Class A
        2003 ............   0.95% to 1.90%   287,775     11.53 to 11.13      3,300,260        1.05%      27.53% to  26.31%
        2002 ............   0.95% to 1.90%   207,180      8.81 to  9.04      1,864,143        0.99%     -17.11% to -16.31%
        2001 ............   0.95% to 1.70%   116,878     10.67 to 10.80      1,260,302        0.90%      -3.88% to  -3.14%
        2000 ............       1.30%             46          11.13                512        0.87%             7.93%

     Fidelity(R) Advisor Equity Income Fund - Class T
        2003 ............       1.30%        182,726          18.39          3,359,593        0.87%            26.74%
        2002 ............       1.30%        173,217          14.51          2,512,751        0.68%           -16.74%
        2001 ............       1.30%        145,153          17.42          2,528,949        0.58%            -3.70%
        2000 ............   0.95% to 1.45%   137,238     11.12 to 18.09      2,324,827        1.21%      11.16% to  11.53% (a) (b)
        1999 ............       1.30%        122,013          16.76          2,045,287        0.59%             1.87%

     Fidelity(R) Advisor Growth Opportunities Fund - Class A
        2003 ............   0.95% to 1.90%    55,941      7.03 to 6.79         390,109        0.36%      28.16% to  26.94%
        2002 ............   0.95% to 1.90%    41,447      5.35 to 5.48         226,006        0.90%     -23.82% to -23.08%
        2001 ............   0.95% to 1.80%    28,345      7.03 to 7.13         201,522        0.94%     -16.56% to -15.83%
        2000 ............   0.95% to 1.45%    18,842      8.44 to 8.47         159,487        0.00%     -15.57% to -15.29% (a) (b)

     Fidelity(R) Advisor Growth Opportunities Fund - Class T
        2003 ............       1.30%        370,410          12.61          4,670,127        0.15%            27.58%
        2002 ............       1.30%        375,670           9.88          3,712,674        0.44%           -23.44%
        2001 ............       1.30%        414,206          12.91          5,347,103        0.58%           -16.25%
        2000 ............       1.30%        443,491          15.41          6,835,757        0.00%           -19.31%
        1999 ............       1.30%        488,519          19.10          9,331,374        0.79%             2.53%

     Fidelity(R) Advisor High Income Advantage Fund - Class T
        2003 ............   0.95% to 1.90%   269,387     11.99 to 11.57      3,879,384       12.40%      42.27% to  40.90%
        2002 ............   0.95% to 1.90%   222,978      8.21 to 10.88      2,304,935        8.25%      -5.85% to  -4.94%
        2001 ............   0.95% to 1.80%   198,014      8.74 to 11.48      2,238,779        9.34%      -2.97% to  -2.13%
        2000 ............   0.95% to 1.45%   215,515      9.02 to 11.77      2,521,450        8.94%     -12.25% to  -9.45% (b)
        1999 ............       1.30%        219,180          13.42          2,940,818        7.71%             6.95%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                    Contract                                                    Investment
                                     Expense                       Unit           Contract        Income          Total
                                     *Rate*        Units        Fair Value     Owners' Equity     Ratio**        Return***
                                 -------------   ---------   ---------------   --------------   ----------  -----------------
     Fidelity(R) Advisor Overseas Fund - Class A
        2003..................   0.95% to 1.50%     77,409   $  8.21 to 8.06     $  631,056         1.45%    42.94% to  42.15%
        2002..................   0.95% to 1.45%      4,402      5.68 to 5.74         25,233         0.00%   -21.29% to -20.89%
        2001..................   0.95% to 1.20%      5,894      7.24 to 7.26         42,703         0.00%   -21.09% to -20.89%

     Fidelity(R) Asset Manager(TM)
        2003..................        1.30%        231,668         19.40          4,494,463         2.56%          15.65%
        2002..................        1.30%        242,946         16.77          4,075,286         3.22%          -9.25%
        2001..................        1.30%        284,944         18.48          5,266,966         3.93%          -5.18%
        2000..................        1.30%        299,977         19.49          5,848,009         3.53%           1.06%
        1999..................        1.30%        290,579         19.29          5,605,426         3.16%          12.11%

     Fidelity(R) Capital & Income Fund
        2003..................        1.30%         11,090         61.31            679,880         8.32%          37.32%
        2002..................        1.30%         12,054         44.64            538,152         6.64%          -1.71%
        2001..................        1.30%         13,985         45.42            635,168         8.47%          -5.94%
        2000..................        1.30%         15,364         48.29            741,878         8.55%         -10.58%
        1999..................        1.30%         17,840         54.00            963,363         8.56%          11.73%

     Fidelity(R) Equity-Income Fund
        2003..................        1.30%        119,162         87.75         10,456,879         1.52%          28.27%
        2002..................        1.30%        121,343         68.41          8,301,198         1.53%         -18.24%
        2001..................        1.30%        137,625         83.67         11,515,266         1.45%          -6.26%
        2000..................        1.30%        146,711         89.26         13,095,396         1.53%           7.14%
        1999..................        1.30%        193,545         83.31         16,124,891         1.41%           5.76%

     Fidelity(R) Magellan(R)Fund
        2003 .................        1.30%        837,429         26.04         21,806,684         0.82%          23.20%
        2002 .................        1.30%        941,898         21.14         19,908,044         0.65%         -24.66%
        2001 .................        1.30%      1,116,333         28.05         31,317,101         0.41%         -12.81%
        2000 .................        1.30%      1,162,034         32.17         37,387,941         0.22%         -10.47%
        1999 .................        1.30%      1,080,953         35.94         38,844,976         0.60%          22.44%

     Fidelity(R) Puritan(R)Fund
        2003 .................        1.30%        407,038         26.31         10,711,174         2.57%          20.61%
        2002 .................        1.30%        455,032         21.82          9,927,580         2.97%          -9.11%
        2001 .................        1.30%        526,520         24.00         12,638,717         3.28%          -2.35%
        2000 .................        1.30%        546,155         24.58         13,425,361         3.00%           6.38%
        1999 .................        1.30%        637,179         23.11         14,723,211         3.26%           1.52%

     Fidelity(R) VIP - High Income Portfolio - Initial Class
        2003 .................        1.30%          2,909         21.81             63,450         7.17%          25.61%
        2002 .................        1.30%          2,911         17.36             50,542        12.13%           2.10%
        2001 .................        1.30%          4,118         17.01             70,036        13.13%         -12.89%
        2000 .................        1.30%          4,173         19.52             81,470         7.51%         -23.48%
        1999 .................        1.30%          4,175         25.51            106,516         9.87%           6.75%

     Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A
        2003 .................   0.95% to 1.90%    436,986    12.74 to 12.30      5,924,590         1.40%    24.98% to  23.79%
        2002 .................   0.95% to 1.90%    380,780     9.93 to 11.45      4,163,804         1.27%   -12.89% to -12.04%
        2001 .................   0.95% to 1.90%    261,828    11.40 to 13.07      3,278,385         1.29%     3.91% to   4.93%
        2000 .................   1.20% to 1.30%     48,756    11.02 to 12.50        601,898         3.15%    10.21% to  11.95%(a)
        1999 .................        1.30%         26,055         11.16            290,896         1.84%          13.14%

     Franklin Small Cap Growth Fund I - Class A
        2003 .................   0.95% to 1.90%    289,019     6.39 to  6.17      1,840,506         0.00%    36.37% to  35.06%
        2002 .................   0.95% to 1.90%    185,549     4.57 to  4.69        866,959         0.00%   -30.92% to -30.25%
        2001 .................   0.95% to 1.70%    127,318     6.64 to  6.72        854,058         0.36%   -21.89% to -21.29%
        2000 .................   0.95% to 1.55%     51,710     8.51 to  8.54        441,355         1.20%   -14.93% to -14.59%(a)(b)

     Franklin VIT - Franklin Balance Sheet Investment Fund - Class A
        2003 .................   0.95% to 1.85%     77,941    14.91 to 14.47      1,154,090         0.48%    28.35% to  27.18%
        2002 .................   0.95% to 1.70%     42,332    11.42 to 11.62        489,094         0.94%    -7.56% to  -6.86%
        2001 .................   0.95% to 1.70%     19,653    12.35 to 12.47        244,496         1.96%    15.69% to  16.58%

     Gartmore Bond Fund - Class D
        2003 .................   0.95% to 2.05%     35,896    13.16 to 12.63        470,273         5.21%     5.38% to   4.21%
        2002 .................   0.95% to 2.05%     39,246    12.12 to 12.49        488,618         5.35%     7.03% to   8.23%
        2001 .................   0.95% to 1.70%     34,240    11.40 to 11.54        393,896         4.93%     7.97% to   8.80%
        2000 .................   0.95% to 1.45%        839    10.57 to 10.61          8,889         6.66%     5.73% to   6.09%(a)(b)

                                    Contract                                                 Investment
                                    Expense                     Unit           Contract        Income           Total
                                     *Rate*       Units      Fair Value     Owners' Equity      Ratio**         Return***
                                 -------------   -------   --------------   --------------   ----------   -----------------
     Tax qualified
        2003 .................        1.30%       36,727   $    54.53         $2,002,584        5.21%            5.01%
        2002 .................        1.30%       39,588        51.93          2,055,664        5.35%            7.85%
        2001 .................        1.30%       34,762        48.15          1,673,737        4.93%            8.41%
        2000 .................        1.30%       32,956        44.41          1,463,699        6.66%            6.00%
        1999 .................        1.30%       37,478        41.90          1,570,278        6.00%           -4.05%

     Non-tax qualified
        2003 .................        1.30%           72        54.29              3,909        5.21%            5.01%
        2002 .................        1.30%           72        51.70              3,748        5.35%            7.85%
        2001 .................        1.30%           73        47.94              3,500        4.93%            8.41%
        2000 .................        1.30%           73        44.22              3,228        6.66%            6.00%
        1999 .................        1.30%           73        41.72              3,045        6.00%           -4.05%

     Gartmore Government Bond Fund - Class D
        2003 .................   0.95% to 1.90%  473,517   13.04 to 12.59      6,686,754        4.09%       0.93% to -0.04%
        2002 .................   0.95% to 1.90%  507,979   12.59 to 14.99      7,158,033        3.97%       8.87% to  9.93%
        2001 .................   0.95% to 1.90%  197,497   11.57 to 13.69      2,497,854        4.99%       5.94% to  6.97%
        2000 .................   0.95% to 1.30%   39,451   10.97 to 12.85        496,638        5.36%       9.69% to 11.44%(a)
        1999 .................        1.30%       38,138        11.53            439,725        5.67%           -3.24%

     Gartmore Growth Fund - Class A
        2003 .................   0.95% to 1.45%   33,909   10.17 to 10.17        344,961        0.00%       1.74% to 1.72%(a)(b)

     Gartmore Growth Fund - Class D
        2003 .................   0.95% to 1.45%   38,281    4.90 to  4.81        186,771        0.04%      31.76% to  31.10%
        2002 .................   1.00% to 1.45%   12,687    3.67 to  3.72         46,876        0.00%     -29.74% to -29.42%
        2001 .................   0.95% to 1.45%   15,463    5.23 to  5.27         81,234        0.00%     -28.84% to -28.48%
        2000 .................   0.95% to 1.45%    7,383    7.34 to  7.37         54,365        0.00%     -26.55% to -26.31%(a)(b)

     Tax qualified
        2003 .................        1.30%       21,965        59.87          1,315,025        0.04%           31.30%
        2002 .................        1.30%       19,736        45.60            899,907        0.00%          -29.63%
        2001 .................        1.30%       20,929        64.80          1,356,183        0.00%          -28.73%
        2000 .................        1.30%       19,276        90.92          1,752,611        0.00%          -31.17%
        1999 .................        1.30%       26,654       132.10          3,520,962        0.18%           15.12%

     Non-tax qualified
        2003 .................        1.30%          116        63.21              7,333        0.04%           31.30%
        2002 .................        1.30%          116        48.15              5,599        0.00%          -29.63%
        2001 .................        1.30%          179        68.42             12,247        0.00%          -28.73%
        2000 .................        1.30%          198        96.00             19,008        0.00%          -31.17%
        1999 .................        1.30%          208       139.48             29,012        0.18%           15.12%

     Gartmore GVIT J.P. Morgan Balanced Fund - Class I
        2003 .................   0.95% to 1.50%   10,009    9.89 to  9.75         98,367        1.58%      17.29% to  16.64%
        2002 .................   1.20% to 1.50%    7,874    8.36 to  8.40         66,041        2.25%     -13.63% to -13.37%
        2001 .................   1.20% to 1.30%    8,363    9.69 to  9.70         81,050        1.08%      -3.09% to  -3.05%(a)(b)

     Gartmore ID Aggressive Fund - Service Class
        2003 .................   0.95% to 1.50%   47,094    8.75 to  8.60        409,355        1.12%      30.44% to  29.72%
        2002 .................   0.95% to 1.50%   12,677    6.63 to  6.71         84,519        0.75%     -19.63% to -19.18%
        2001 .................   1.20% to 1.40%    1,341    8.25 to  8.28         11,072        0.34%     -12.69% to -12.52%

     Gartmore ID Conservative Fund - Service Class
        2003 .................   0.95% to 1.50%   73,292   10.78 to 10.59        787,586        2.03%       6.63% to  6.04%
        2002 .................   0.95% to 1.45%   32,226   10.00 to 10.11        324,890        7.25%      -0.94% to -0.44%
        2001 .................        1.35%           19        10.10                192        7.29%            0.75%

     Gartmore ID Moderate Fund - Service Class
        2003 .................   0.95% to 1.75%  109,099    9.76 to  9.51      1,057,085        1.90%      18.57% to  17.61%
        2002 .................   0.95% to 1.75%   52,794    8.08 to  8.23        433,241        2.51%     -11.14% to -10.41%
        2001 .................   0.95% to 1.45%   20,377    9.13 to  9.19        187,135        2.13%      -6.14% to  -5.66%

     Gartmore ID Moderately Aggressive Fund - Service Class
        2003 .................   0.95% to 1.50%  155,282    9.20 to  9.03      1,418,116        1.19%      25.11% to  24.42%
        2002 .................   0.95% to 1.50%   21,384    7.26 to  7.35        156,352        1.31%     -15.72% to -15.25%
        2001 .................   1.35% to 1.45%      195    8.62 to  8.63          1,681        1.19%     -10.11% to -10.02%

     Gartmore ID Moderately Conservative Fund - Service Class
        2003 .................   0.95% to 1.50%   80,598   10.36 to 10.17        831,220        1.27%      12.45% to  11.83%
        2002 .................   1.20% to 1.45%    9,259    9.10 to  9.16         84,474        2.32%      -5.63% to  -5.39%
        2001 .................        1.50%          141         9.64              1,360        2.06%           -2.65%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                   Contract                                                    Investment
                                   Expense                        Unit            Contract       Income           Total
                                    *Rate*        Units        Fair Value     Owners' Equity     Ratio**          Return***
                                -------------   ---------   ---------------   --------------   ----------   -----------------
     Gartmore Large Cap Value Fund - Class A
        2003 ................   0.95% to 1.90%     99,480   $11.47 to 11.07     $ 1,115,437       1.03%      26.81% to  25.60%
        2002 ................   0.95% to 1.90%     64,810     8.76 to  9.04         572,276       0.84%     -15.43% to -14.61%
        2001 ................   0.95% to 1.50%     56,771    10.30 to 10.59         589,278       1.05%      -6.22% to  -5.69%
        2000 ................   1.20% to 1.30%     11,972    10.96 to 11.21         131,235       1.73%      12.11% to  13.95%(a)
        1999 ................        1.30%            109          9.62               1,048       0.76%           -5.97%

     Gartmore Money Market Fund - Prime Shares
        2003 ................        1.30%        464,749         23.03          10,703,514       0.65%           -0.69%
        2002 ................        1.30%        588,136         23.19          13,639,591       1.09%           -0.19%
        2001 ................        1.30%        645,265         23.24          14,992,880       3.53%            2.11%
        2000 ................        1.30%        594,611         22.76          13,530,932       5.24%            4.53%
        1999 ................        1.30%        621,449         21.77          13,528,742       4.21%            3.32%

     Tax qualified
        2003 ................        1.30%          7,279         29.00             211,093       0.65%           -0.69%
        2002 ................        1.30%         44,653         29.20           1,303,965       1.09%           -0.19%
        2001 ................        1.30%         13,826         29.26             404,517       3.53%            2.11%
        2000 ................        1.30%         24,257         28.65             695,065       5.24%            4.53%
        1999 ................        1.30%         27,248         27.41             746,930       4.21%            3.32%

     Non-tax qualified
        2003 ................        1.30%            827         29.18              24,135       0.65%           -0.69%
        2002 ................        1.30%            830         29.39              24,405       1.09%           -0.19%
        2001 ................        1.30%            833         29.44              24,526       3.53%            2.11%
        2000 ................        1.30%            836         28.84              24,106       5.24%            4.53%
        1999 ................        1.30%            838         27.59              23,117       4.21%            3.32%

     Gartmore Money Market Fund - Service Class
        2003 ................   0.95% to 2.25%  1,054,174    10.54 to  9.72      11,007,017       0.53%      -0.45% to  -1.76%
        2002 ................   0.95% to 1.90%    767,343    10.32 to 10.59       8,076,213       0.95%      -0.91% to   0.05%
        2001 ................   0.95% to 1.75%    456,054    10.44 to 10.58       4,813,949       3.25%       1.57% to   2.40%
        2000 ................   0.95% to 1.55%    173,280    10.29 to 10.33       1,787,584       3.24%       2.91% to   3.33%(a)(b)

     Gartmore Nationwide(R) Fund - Class D
        2003 ................   0.95% to 1.65%     37,314     8.61 to  8.39         319,313       0.81%      25.89% to  25.00%
        2002 ................   0.95% to 1.90%     14,376     6.67 to  6.84          97,884       0.83%     -18.70% to -17.92%
        2001 ................   0.95% to 1.80%     24,097     8.21 to  8.33         200,101       0.60%     -13.54% to -12.79%
        2000 ................   0.95% to 1.45%     10,216     9.52 to  9.56          97,549       0.75%      -4.77% to  -4.45%(a)(b)

     Tax qualified
        2003 ................        1.30%         50,848        106.25           5,402,439       0.81%           25.45%
        2002 ................        1.30%         51,953         84.69           4,400,104       0.83%          -18.21%
        2001 ................        1.30%         53,874        103.55           5,578,402       0.60%          -13.10%
        2000 ................        1.30%         56,473        119.15           6,728,781       0.75%           -3.56%
        1999 ................        1.30%         69,097        123.55           8,537,108       0.82%           -1.53%

     Non-tax qualified
        2003 ................        1.30%             56        110.67               6,197       0.81%           25.45%
        2002 ................        1.30%             60         88.22               5,269       0.83%          -18.21%
        2001 ................        1.30%             92        107.85               9,922       0.60%          -13.10%
        2000 ................        1.30%            122        124.11              15,141       0.75%           -3.56%
        1999 ................        1.30%            149        128.69              19,175       0.82%           -1.53%

     Gartmore Value Opportunities Fund - Class A
        2003 ................   0.95% to 1.60%     15,946    12.42 to 12.16         196,853       0.07%      35.40% to  34.51%
        2002 ................   0.95% to 1.60%      4,444     9.04 to  9.17          40,469       0.68%     -15.73% to -15.18%
        2001 ................   1.25% to 1.50%        313    10.74 to 10.78           3,366       0.53%       0.31% to   0.57%

     INVESCO Dynamics Fund - Investor Class
        2003 ................   0.95% to 1.70%    833,176     5.20 to  5.06       6,557,162       0.00%      36.96% to  35.93%
        2002 ................   0.95% to 1.70%    758,031     3.72 to  7.09       4,438,708       0.00%     -34.22% to -33.72%
        2001 ................   0.95% to 1.80%    857,934     5.65 to 10.74       7,890,231       0.00%     -34.11% to -33.53%
        2000 ................   0.95% to 1.65%    769,129     8.58 to 16.22      11,510,996       0.00%     -14.21% to  -8.96%(a)(b)
        1999 ................        1.30%        198,949         17.81           3,543,551       0.00%           69.57%

     INVESCO Small Company Growth Fund - Investor Class
        2003 ................   0.95% to 1.65%     92,094     6.22 to  6.06         569,039       0.00%      32.23% to  31.29%
        2002 ................   0.95% to 1.65%    288,252     4.61 to  4.70       1,346,521       0.00%     -32.52% to -32.04%
        2001 ................   0.95% to 1.65%     51,770     6.84 to  6.92         357,182       0.00%     -22.23% to -21.67%
        2000 ................   0.95% to 1.65%     27,458     8.79 to  8.83         242,305       0.00%     -12.06% to -11.65%(a)(b)

                               Contract                                                     Investment
                                Expense                        Unit           Contract        Income           Total
                                 Rate*         Units        Fair Value     Owners' Equity     Ratio**        Return***
                            --------------   ---------   ---------------   --------------   ----------   -----------------
     INVESCO Total Return Fund - Investor Class
        2003 ............   0.95% to 2.05%      43,049   $  9.66 to 9.27     $   411,647       1.49%      15.31% to  14.03%
        2002 ............   0.95% to 2.05%      44,076      8.13 to 8.37         366,162       1.67%     -14.24% to -13.28%
        2001 ............   0.95% to 1.70%      28,394      9.54 to 9.66         272,989       1.83%      -2.62% to  -1.88%
        2000 ............   0.95% to 1.45%      12,698      9.81 to 9.84         124,767       1.21%      -1.92% to  -1.59% (a) (b)

     Janus Adviser Balanced Fund
        2003 ............   0.95% to 1.90%     148,887      9.64 to 9.34       1,427,611       1.93%      12.92% to  11.84%
        2002 ............   0.95% to 1.70%     107,570      8.39 to 8.53         915,474       2.04%      -8.16% to  -7.46%
        2001 ............   0.95% to 1.70%      33,047      9.13 to 9.22         304,374       2.69%      -6.47% to  -5.75%
        2000 ............        0.95%             350         9.78                3,424       0.00%           2.17%        (a) (b)

     Janus Adviser International Fund
        2003 ............   1.20% to 1.50%     109,672      6.66 to 6.60         730,459       0.97%      33.16% to  32.76%
        2002 ............   1.05% to 1.45%       7,960      4.97 to 5.02          39,797       0.66%     -26.70% to -26.40%
        2001 ............   1.05% to 1.60%       2,188      6.77 to 6.82          14,898       0.72%     -24.03% to -23.60%

     Janus Adviser Worldwide Fund
        2003 ............   0.95% to 1.90%     212,407      6.16 to 5.97       1,299,031       0.63%      21.67% to  20.50%
        2002 ............   0.95% to 1.90%     189,431      4.96 to 5.06         954,394       0.38%     -27.41% to -26.71%
        2001 ............   0.95% to 1.80%     153,530      6.84 to 6.91       1,058,035       0.19%     -22.51% to -21.83%
        2000 ............   0.95% to 1.60%      53,006      8.82 to 8.84         468,310       1.19%     -11.75% to -11.61% (a) (b)

     Janus Fund
        2003 ............   0.95% to 2.05%     840,546     5.47 to  5.25      11,013,476       0.00%      30.46% to  29.01%
        2002 ............   0.95% to 2.05%     927,009     4.07 to 12.76       9,380,070       0.00%     -29.05% to -28.25%
        2001 ............   0.95% to 1.80%   1,057,293     5.76 to 17.85      15,177,679       0.00%     -27.47% to -26.81%
        2000 ............   0.95% to 1.65%     913,185     7.94 to 24.48      20,444,762       1.59%     -30.64% to -16.01%
        1999 ............        1.30%         595,937        29.15           17,368,953       0.00%           45.22%

     Janus Twenty Fund
        2003 ............   0.95% to 1.90%   1,367,638     4.51 to  4.35      22,785,027       0.51%      24.12% to  22.93%
        2002 ............   0.95% to 1.90%   1,505,246     3.54 to 18.40      20,571,379       0.59%     -25.47% to -24.74%
        2001 ............   0.95% to 1.80%   1,693,929     4.75 to 24.54      30,903,488       0.72%     -30.49% to -29.88%
        2000 ............   0.95% to 1.65%   1,486,294     6.85 to 35.12      43,844,720       0.00%     -33.29% to -31.21% (a) (b)
        1999 ............        1.30%         995,837        52.64           52,422,689       0.32%           62.76%

     Janus Worldwide Fund
        2003 ............   0.95% to 1.50%     745,134     5.42 to  5.31      10,109,603       0.94%      23.06% to  22.37%
        2002 ............   0.95% to 1.50%     864,427     4.34 to 11.28       9,510,531       0.72%     -27.13% to -26.72%
        2001 ............   0.95% to 1.50%   1,078,979     5.96 to 15.44      15,661,803       0.02%     -24.04% to -23.61%
        2000 ............   0.95% to 1.60%   1,166,203     7.84 to 20.29      22,278,531       1.28%     -21.61% to -17.95% (a) (b)
        1999 ............        1.30%         769,694        24.73           19,032,832       0.05%           62.24%

     Lazard Small Cap Portfolio - Open Shares
        2003 ............   0.95% to 1.90%     168,554    14.02 to 13.54       2,558,176       0.00%      37.25% to  35.93%
        2002 ............   0.95% to 1.90%     255,464     9.96 to 11.25       2,744,647       0.00%     -19.39% to -18.60%
        2001 ............   0.95% to 1.90%     103,663    12.35 to 13.87       1,414,930       0.13%      15.44% to  16.56%
        2000 ............   0.95% to 1.30%      35,484    10.75 to 11.94         419,757       0.92%       7.52% to  14.11% (a) (b)
        1999 ............        1.30%          17,391        10.46              181,986       0.21%            0.15%

     MFS(R)Strategic Income Fund - Class A+
        2003 ............        1.30%          61,538        12.05              741,264       6.42%           12.30%
        2002 ............        1.30%          39,645        10.73              425,225       6.58%            5.99%
        2001 ............        1.30%          34,722        10.12              351,384       2.62%            1.20%       (a) (b)
        2000 ............        1.30%          11,595        35.77              414,719       0.00%            0.07%
        1999 ............        1.30%          14,393        35.74              514,430       6.07%           -4.76%

     Nationwide(R)Bond Index Fund - Class A
        2003 ............   0.95% to 1.65%      14,144    12.35 to 12.07         173,477       4.05%       2.20% to   1.47%
        2002 ............   0.95% to 1.45%       8,533    11.95 to 12.09         102,628       4.20%       7.87% to   8.41%
        2001 ............   0.95% to 1.25%       1,128    11.11 to 11.15          12,549       4.64%       5.80% to   6.13%

     Nationwide(R)International Index Fund - Class A
        2003 ............   1.10% to 1.90%      86,263     8.15 to  7.94         700,429       1.07%      35.53% to  34.43%
        2002 ............   1.10% to 1.90%         564     5.90 to  6.01           3,377       1.86%     -19.27% to -18.61%
        2001 ............   1.20% to 1.45%         257     7.35 to  7.38           1,893       0.53%     -23.65% to -23.45%

     Nationwide(R)Large Cap Growth Fund - Class A
        2002 ............   1.20% to 1.45%      41,537     4.12 to  5.63         214,128       0.00%     -29.31% to -29.13%
        2001 ............   0.95% to 1.45%      13,422     5.83 to  7.96          97,173       0.00%     -21.90% to -21.50%
        2000 ............   0.95% to 1.30%      15,959     7.48 to 10.18         159,230       0.00%     -25.23% to -24.03% (a)
        1999 ............        1.30%           1,471        13.39               19,703       0.00%           32.82%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                               Contract                                                    Investment
                                Expense                      Unit            Contract        Income           Total
                                 Rate*        Units       Fair Value      Owners' Equity     Ratio**         Return***
                            --------------   -------   ----------------   --------------   ----------   ------------------
     Nationwide(R)Mid Cap Market Index Fund - Class A
        2003 ............   0.95% to 1.90%    40,923   $ 10.63 to 10.31     $   433,003       0.39%      33.11% to   31.83%
        2002 ............   0.95% to 1.90%    32,942      7.82 to  7.99         262,216       0.43%     -16.89% to  -16.08%
        2001 ............   0.95% to 1.45%     1,678      9.46 to  9.52          15,935       0.74%      -3.21% to   -2.72%

     Nationwide(R)Mutual Funds - Prestige Balanced Fund - Class A
        2000 ............        1.30%           396         10.53                4,169       2.80%            -2.60%
        1999 ............        1.30%           355         10.81                3,837       0.00%             7.72%

     Nationwide(R)S&P 500 Index Fund - Service Class
        2003 ............   0.95% to 2.25%   423,786      7.55 to  8.48       3,324,284       1.02%       26.57% to  24.92%
        2002 ............   0.95% to 2.05%   374,477      5.79 to  6.96       2,315,159       0.92%      -24.26% to -23.41%
        2001 ............   0.95% to 1.80%   299,497      7.68 to  9.12       2,460,849       0.69%      -13.92% to -13.17%
        2000 ............   0.95% to 1.65%   200,543      8.93 to 10.54       1,880,226       0.47%      -10.85% to -10.29% (a) (b)
        1999 ............        1.30%        17,851         11.82              210,947       0.74%            17.99%

     Nationwide(R)Small Cap Fund - Class A
        2003 ............   0.95% to 1.65%   153,649     11.64 to 11.34       2,125,948       0.00%       46.61% to  45.57%
        2002 ............   0.95% to 1.45%    74,127      7.83 to  9.74         707,046       0.00%      -19.73% to -19.32%
        2001 ............   0.95% to 1.45%    39,865      9.76 to 12.12         476,153       0.00%       -3.32% to  -2.82%
        2000 ............   0.95% to 1.30%    23,848     10.11 to 12.51         297,875       0.00%        1.08% to   3.17% (a)
        1999 ............        1.30%         8,135         12.13               98,664       0.01%            17.08%

     Nationwide(R) Small Cap Index Fund - Class A
        2003 ............   0.95% to 1.65%    27,945     10.76 to 10.52         298,888       0.49%       44.06% to  43.05%
        2002 ............   0.95% to 1.50%     7,171      7.38 to  7.47          53,271       1.32%      -22.13% to -21.69%
        2001 ............   0.95% to 1.50%       846      9.48 to  9.54           8,046       0.72%        0.14% to   0.70%

     Neuberger Berman EF - Guardian Fund - Investor Class Shares
        2003 ............        1.30%       193,335         16.89            3,265,121       0.29%            33.38%
        2002 ............        1.30%       241,595         12.66            3,058,980       0.82%           -26.71%
        2001 ............        1.30%       291,417         17.28            5,034,831       0.81%            -3.13%
        2000 ............        1.30%       321,714         17.84            5,737,780       0.62%            -3.13%

     Neuberger Berman EF - Partners Fund - Investor Class Shares
        2003 ............        1.30%       201,663         25.08            5,057,026       0.03%            34.11%
        2002 ............        1.30%       209,534         18.70            3,917,971       0.15%           -25.80%
        2001 ............        1.30%       247,749         25.20            6,243,516       0.36%            -4.29%
        2000 ............        1.30%       250,980         26.33            6,608,638       0.63%            -0.73%
        1999 ............        1.30%       311,323         26.52            8,257,499       1.02%             6.40%

     Neuberger Berman ET - Genesis Fund - Trust Class Shares
        2003 ............   0.95% to 1.90%   606,006     16.49 to 15.92      10,220,042       0.00%       30.40% to 29.16%
        2002 ............   0.95% to 1.90%   507,180     12.33 to 13.18       6,601,375       0.00%       -4.84% to -3.92%
        2001 ............   0.95% to 1.65%   327,635     13.01 to 13.76       4,458,041       0.00%       10.22% to 11.01%
        2000 ............   0.95% to 1.45%   130,513     11.82 to 12.44       1,618,992       0.00%       18.19% to 30.78% (a) (b)
        1999 ............        1.30%        71,239          9.51              677,694       0.54%             2.66%

     Neuberger Berman ET - Guardian Fund - Trust Class Shares
        2003 ............   0.95% to 1.55%    39,493      8.95 to  8.75         350,024       0.20%       33.73% to  32.92%
        2002 ............   0.95% to 1.55%    39,007      6.58 to  6.69         259,236       0.88%      -27.06% to -26.61%
        2001 ............   0.95% to 1.55%    26,591      9.02 to  9.11         241,440       0.97%       -3.46% to  -2.86%
        2000 ............   0.95% to 1.45%     6,805      9.35 to  9.38          63,775       0.43%       -6.48% to  -6.17% (a) (b)
        1999 ............        1.30%       379,737         18.41            6,991,351       0.00%             7.05%

     Neuberger Berman ET - Partners Fund - Trust Class Shares
        2003 ............   0.95% to 1.90%    23,117      9.73 to  9.39         223,623       0.00%       34.37% to  33.09%
        2002 ............   0.95% to 1.90%    20,457      7.06 to  7.24         147,302       0.00%      -26.34% to -25.62%
        2001 ............   0.95% to 1.45%    19,125      9.65 to  9.74         185,603       0.29%       -4.66% to  -4.17%
        2000 ............   0.95% to 1.20%     4,165     10.14 to 10.16          42,290       1.22%        1.43% to   1.60% (a) (b)

     Neuberger Berman Limited Maturity Bond Fund(R)- Investor Class Shares
        2003 ............        1.30%        97,423         14.31            1,394,009       3.71%             1.20%
        2002 ............        1.30%        89,370         14.14            1,263,616       4.77%             3.74%
        2001 ............        1.30%        87,855         13.63            1,197,430       5.09%             6.99%
        2000 ............        1.30%        60,106         12.74              765,668       5.35%             5.32%
        1999 ............        1.30%       119,912         12.10            1,450,390       6.54%             0.32%

                               Contract                                                      Investment
                                Expense                       Unit            Contract         Income           Total
                                 Rate*         Units        Fair Value     Owners' Equity       Ratio**         Return***
                            --------------   ---------   ---------------   ---------------   ----------   -----------------
     Oppenheimer Capital Appreciation Fund A
        2003 ............   0.95% to 1.80%     213,208   $ 7.37 to  7.17     $ 1,565,653        0.00%      28.23% to  27.13%
        2002 ............   0.95% to 1.80%      98,464     5.64 to  5.75         563,983        0.00%     -27.59% to -26.96%
        2001 ............   0.95% to 1.70%      48,520     7.80 to  7.87         381,399        0.00%     -14.19% to -13.53%
        2000 ............        1.10%             587         9.10                5,342        0.00%            -9.00%      (a) (b)

     Oppenheimer Champion Income Fund A
        2003 ............   0.95% to 1.45%       6,563    11.24 to 11.21          73,749        5.79%      12.45% to 12.06%  (a) (b)

     Oppenheimer Global Fund A
        2003 ............   0.95% to 2.25%     799,413     9.06 to  9.80      17,127,357        0.80%      41.72% to  39.86%
        2002 ............   0.95% to 1.90%     645,872     6.23 to 25.81      11,057,926        0.00%     -23.92% to -23.19%
        2001 ............   0.95% to 1.90%   1,741,535     8.19 to  8.32      14,413,609        0.00%     -13.49% to -12.64%
        2000 ............   0.95% to 1.65%     468,999     9.48 to 38.73      15,441,947        0.01%      -5.19% to  2.72%  (a) (b)
        1999 ............        1.30%         315,244        37.71           11,886,726        0.65%            56.42%

     Oppenheimer Strategic Income Fund - Class A
        2003 ............   0.95% to 1.45%      18,797    12.74 to 12.54         237,385        4.89%      18.46% to 17.86%
        2002 ............   1.20% to 1.45%       8,948    10.64 to 10.70          95,479        6.94%       5.30% to  5.56%
        2001 ............   1.25% to 1.45%       2,330    10.10 to 10.13          23,590       15.96%       2.06% to  2.27%

     Phoenix-Oakhurst Balanced Fund - Class A
        2003 ............        1.30%          53,906        18.40              991,782        2.02%            17.06%
        2002 ............        1.30%          48,209        15.72              757,712        2.61%           -12.71%
        2001 ............        1.30%          48,287        18.01              869,481        2.71%             0.59%
        2000 ............        1.30%          49,220        17.90              881,067        2.56%            -1.67%
        1999 ............        1.30%          58,295        18.20            1,061,196        2.33%             9.32%

     PIMCO Total Return Fund - Class A
        2003 ............   0.95% to 2.25%     203,571    12.73 to 11.61       2,573,697        2.94%       4.07% to 2.70%
        2002 ............   0.95% to 1.80%     147,395    12.00 to 12.23       1,793,691        3.28%       7.67% to 8.60%
        2001 ............   0.95% to 1.50%      39,495    11.18 to 11.26         443,700        7.24%       7.33% to 7.93%
        2000 ............        0.95%             328        10.43                3,422        0.00%             4.34%      (a) (b)

     Putnam International Equity Fund - Class A
        2003 ............   1.20% to 1.50%      24,231    12.66 to 12.64         306,866        3.32%       26.65% to 26.39% (a) (b)

     Putnam Voyager Fund - Class A
        2003 ............   0.95% to 1.45%       6,455    11.77 to 11.73          75,971        0.00%       17.71% to 17.31% (a) (b)

     Strong Advisor Common Stock Fund - Class Z
        2003 ............   0.95% to 1.90%     332,850    10.28 to  9.92       4,210,020        0.00%      37.38% to  36.07%
        2002 ............   0.95% to 1.90%     305,307     7.29 to 10.88       2,890,786        0.00%     -20.80% to -20.03%
        2001 ............   0.95% to 1.70%     264,765     9.24 to 13.65       3,131,330        0.00%      -3.38% to  -2.64%
        2000 ............   0.95% to 1.45%     150,465     9.58 to 14.07       2,005,354        0.28%      -4.20% to  -2.48% (a) (b)
        1999 ............        1.30%          69,558        14.43            1,003,874        0.00%            38.53%

     Strong Advisor Mid Cap Growth Fund - Class Z
        2003 ............   0.95% to 1.50%      52,440     4.35 to  4.27         226,739        0.00%      32.98% to  32.24%
        2002 ............   0.95% to 1.45%      18,389     3.23 to  3.27          59,785        0.00%     -38.63% to -38.32%
        2001 ............   1.10% to 1.45%       2,739     5.27 to  5.29          14,464        0.00%     -31.87% to -31.63%
        2000 ............        1.10%             530         7.73                4,099        0.00%           -22.65%      (a) (b)

     Strong Growth and Income Fund
        2003 ............   0.95% to 1.85%      33,718     6.59 to  6.40         221,102        0.19%      23.26% to  22.14%
        2002 ............   0.95% to 1.45%      18,511     5.29 to  5.35          98,434        0.01%     -22.97% to -22.57%
        2001 ............   0.95% to 1.45%       2,793     6.86 to  6.91          19,241        0.00%     -21.23% to -20.83%

     Strong Large Cap Growth Fund
        2003 ............        1.30%         104,342        20.90            2,180,594        0.00%            25.19%
        2002 ............        1.30%         109,741        16.69            1,832,011        0.00%           -30.81%
        2001 ............        1.30%         139,555        24.13            3,367,016        0.00%           -33.16%
        2000 ............        1.30%         151,240        36.09            5,458,905        0.00%           -14.53%
        1999 ............        1.30%         115,792        42.23            4,889,682        0.00%            57.67%

     Templeton Foreign Fund - Class A
        2003 ............   0.95% to 1.65%     491,545    11.18 to 10.89       7,349,490        1.99%      29.28% to 28.36%
        2002 ............   0.95% to 1.50%     397,854     8.52 to 13.67       4,892,982        1.65%     -10.02% to -9.51%
        2001 ............   0.95% to 1.60%     356,734     9.45 to 15.16       5,176,972        2.52%      -9.40% to -8.80%
        2000 ............   0.95% to 1.45%     338,696    10.44 to 16.69       5,595,312        2.24%      -4.91% to  4.78%  (a) (b)
        1999 ............        1.30%         334,228        17.55            5,864,856        3.11%            37.40%

     Van Kampen Growth and Income Fund - Class A
        2003 ............   0.95% to 1.45%      38,228    12.42 to 12.38         474,848        0.59%     24.24% to  23.82%  (a) (b)

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                               Contract                                                   Investment
                               Expense                       Unit           Contract        Income           Total
                                Rate*         Units       Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   --------   ---------------   --------------   ----------   ----------------
     Van Kampen Growth Fund - Class A
        2003.............   0.95% to 1.45%    1,518    $12.30 to 12.26    $     18,651       0.00%      22.98% to 22.57% (a)(b)
     Van Kampen Real Estate Securities Fund - Class A
        2003.............   0.95% to 1.65%    5,655     12.77 to 12.71          72,097       2.27%      27.69% to 27.09% (a)(b)
     Victory VIF - Diversified Stock Fund Class A Shares
        2000.............   1.30% to 1.45%    6,012      9.48 to 10.53          63,184       0.46%     -12.16% to -7.70%
        1999.............       1.30%         4,361         11.99               52,287       0.06%          19.48%
     Waddell & Reed Advisors Small Cap Fund, Inc. - Class A
        2003.............   1.20% to 1.25%      747     12.22 to 12.21           9,125       0.00%      22.16% to 22.12% (a)(b)
                                                                          ------------

     2003 Reserves for annuity contracts in payout phase:.............          86,845
                                                                          ------------
     2003 Contract owners' equity.....................................    $328,058,126
                                                                          ============
     2002 Reserves for annuity contracts in payout phase:.............          76,586
                                                                          ------------
     2002 Contract owners' equity.....................................    $261,873,293
                                                                          ============
     2001 Reserves for annuity contracts in payout phase:.............         112,595
                                                                          ------------
     2001 Contract owners' equity.....................................    $321,523,190
                                                                          ============
     2000 Reserves for annuity contracts in payout phase:.............         154,401
                                                                          ------------
     2000 Contract owners' equity.....................................    $358,914,405
                                                                          ============
     1999 Reserves for annuity contracts in payout phase:.............         225,036
                                                                          ------------
     1999 Contract owners' equity.....................................    $360,275,782
                                                                          ============

     * This represents the range of annualized contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

     ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

     *** This represents the range of minimum and maximum total returns for the underlying mutual fund option for the period indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

     (a)&(b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

     + Under a substitution order effective in 2001, the MFS(R) Strategic Income Fund - Class A was substituted for the MFS(R) Global Governments Fund - Class A. The financial highlights present data for the MFS(R) Global Governments Fund - Class A through 2000 and MFS(R) Strategic Income Fund - Class A thereafter.

================================================================================






                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2003 and 2002, and the related consolidated statements of earnings, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2003. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 2 to the consolidated financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.



/s/ KPMG LLP


Columbus, Ohio
March 11, 2004

                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a
             wholly owned subsidiary of Nationwide Financial Services, Inc.)

                            Consolidated Statements of Earnings

                                        (in millions)

                                                                                                            YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                2003          2002           2001
====================================================================================================================================

REVENUES:
Policy charges                                                                                 $ 924.1       $ 973.8       $1,017.3
Life insurance premiums                                                                          279.8         259.9          251.1
Net investment income                                                                          1,980.0       1,838.5        1,724.7
Net realized gains (losses) on investments, hedging instruments and hedged items:
Unrelated parties                                                                               (100.8)       (107.6)         (62.7)
Related parties                                                                                      -          23.2           44.4
Other income                                                                                      12.7           8.8            8.2
------------------------------------------------------------------------------------------------------------------------------------
Total revenues                                                                                 3,095.8       2,996.6        2,983.0
------------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
Interest credited to policyholder account values                                               1,300.4       1,241.2        1,238.7
Other benefits and claims                                                                        361.8         326.0          280.3
Policyholder dividends on participating policies                                                  41.2          45.2           41.7
Amortization of deferred policy acquisition costs                                                375.9         670.1          347.9
Interest expense on debt, primarily with Nationwide Financial Services, Inc. (NFS)                48.4          36.0            6.2
Other operating expenses                                                                         533.7         508.6          439.3
------------------------------------------------------------------------------------------------------------------------------------
Total benefits and expenses                                                                    2,661.4       2,827.1        2,354.1
------------------------------------------------------------------------------------------------------------------------------------

Income from continuing operations before federal income tax expense                              434.4         169.5          628.9
Federal income tax expense                                                                        96.2           8.7          161.2
------------------------------------------------------------------------------------------------------------------------------------
Income from continuing operations                                                                338.2         160.8          467.7
Income from discontinued operations, net of tax                                                      -           0.7            1.2
 Cumulative effect of adoption of accounting principle, net of tax                                (0.6)            -           (7.1)
------------------------------------------------------------------------------------------------------------------------------------
Net income                                                                                     $ 337.6       $ 161.5        $ 461.8
====================================================================================================================================


See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                               Consolidated Balance Sheets
                            (in millions, except share amounts)

                                                                                                DECEMBER 31,       December 31,
                                                                                                   2003              2002
=============================================================================================================================

ASSETS:
Investments:
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $25,850.2 in 2003; $23,134.3 in 2002)                       $ 26,946.8      $ 24,169.0
      Equity securities (cost $74.0 in 2003; $85.1 in 2002)                                             85.6            84.3
   Mortgage loans on real estate, net                                                                8,345.8         7,923.2
   Real estate, net                                                                                     96.5           116.6
   Policy loans                                                                                        618.3           629.2
   Other long-term investments                                                                         130.6           137.5
   Short-term investments, including amounts managed by a related party                              1,860.8         1,210.3
-----------------------------------------------------------------------------------------------------------------------------
Total invested assets                                                                               38,084.4        34,270.1
-----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                                     0.1             0.9
Accrued investment income                                                                              367.1           328.7
Deferred policy acquisition costs                                                                    3,219.3         2,971.1
Other assets                                                                                         1,815.5         1,243.6
Assets held in separate accounts                                                                    57,084.5        47,208.2
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                     $ 100,570.9      $ 86,022.6
=============================================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY:
Future policy benefits and claims                                                                 $ 35,322.3      $ 31,679.8
Short-term debt                                                                                        199.8               -
Long-term debt, payable to NFS                                                                         700.0           600.0
Other liabilities                                                                                    3,264.7         2,985.8
Liabilities related to separate accounts                                                            57,084.5        47,208.2
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                   96,571.3        82,473.8
-----------------------------------------------------------------------------------------------------------------------------

Shareholder's equity:
Capital shares, $1 par value.  Authorized 5.0 million shares; 3.8 million shares issued                  3.8             3.8
   and outstanding
  Additional paid-in capital                                                                           271.3           171.1
  Retained earnings                                                                                  3,257.2         2,979.6
  Accumulated other comprehensive income                                                               467.3           394.3
-----------------------------------------------------------------------------------------------------------------------------
Total shareholder's equity                                                                           3,999.6         3,548.8
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities and shareholder's equity                                                       $ 100,570.9      $ 86,022.6
=============================================================================================================================




See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity
                  Years Ended December 31, 2003, 2002 and 2001
                                  (in millions)



                                                                                                      ACCUMULATED
                                                                           ADDITIONAL                 OTHER            TOTAL
                                                               CAPITAL     PAID-ON     RETAINED       COMPREHENSIVE    SHAREHOLDER'S
                                                               SHARES      CAPITAL     EARNINGS       INCOME           EQUTY
=================================================================================================================================
=================================================================================================================================

Balance as of January 1, 2001                                     $ 3.8     $ 646.1    $2,436.3         $ 116.7        $ 3,202.9

Comprehensive income:
Net income                                                            -           -       461.8               -            461.8
Net unrealized gains on securities available-for-sale
   arising during the period, net of tax                              -           -           -            98.2             98.2
Cumulative effect of adoption of accounting principles,
   net of tax                                                         -           -           -            (1.4)            (1.4)
Accumulated net losses on cash flow hedges, net of tax                -           -           -            (8.8)            (8.8)
                                                                                                                  ---------------
Total comprehensive income                                                                                                 549.8
                                                                                                                  ---------------
Dividend to NFS                                                       -           -       (35.0)              -            (35.0)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2001                                   $ 3.8     $ 646.1    $2,863.1         $ 204.7        $ 3,717.7
=================================================================================================================================

Comprehensive income:
Net income                                                            -           -       161.5               -            161.5
Net unrealized gains on securities available-for-sale
   arising during the period, net of tax                              -           -           -           178.6            178.6
Accumulated net gains on cash flow hedges, net of tax                 -           -           -            11.0             11.0
                                                                                                                  ---------------
Total comprehensive income                                                                                                 351.1
                                                                                                                  ---------------
Returns of capital to NFS                                             -      (475.0)          -               -           (475.0)
Dividend to NFS                                                       -           -       (45.0)              -            (45.0)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                                   $ 3.8     $ 171.1    $2,979.6         $ 394.3        $ 3,548.8
=================================================================================================================================

Comprehensive income:
Net income                                                            -           -       337.6               -            337.6
Net unrealized gains on securities available-for-sale
   arising during the period, net of tax                              -           -           -            99.6             99.6
Accumulated net losses on cash flow hedges, net of tax                -           -           -           (26.6)           (26.6)
                                                                                                                  ---------------
Total comprehensive income                                                                                                 410.6
                                                                                                                  ---------------
Capital contributed by NFS                                            -       200.2           -               -            200.2
Return of capital to NFS                                              -      (100.0)          -               -           (100.0)
Dividend to NFS                                                       -           -       (60.0)              -            (60.0)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                   $ 3.8     $ 271.3    $3,257.2         $ 467.3        $ 3,999.6
=================================================================================================================================




See accompanying notes to unaudited consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                     Consolidated Statements of Cash Flows
                                 (in millions)

                                                                                    YEARS ENDED DECEMBER 31,
                                                                                   ----------------------------------------
                                                                                       2003          2002          2001
===========================================================================================================================
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                             $ 337.6       $ 161.5       $ 461.8
Adjustments to reconcile net income to net cash provided by operating activities:
  Income from discontinued operations                                                        -          (0.7)         (1.2)
  Interest credited to policyholder account values                                     1,300.4       1,241.2       1,238.7
  Capitalization of deferred policy acquisition costs                                   (567.2)       (648.2)       (743.0)
  Amortization of deferred policy acquisition costs                                      375.9         670.1         347.9
  Amortization and depreciation                                                           69.3          (0.7)        (31.5)
  Realized losses (gains) on investments, hedging instruments and hedged items:
Unrelated parties                                                                        100.8         107.6          62.7
Related parties                                                                              -         (23.2)        (44.4)
  Cumulative effect of adoption of accounting principles                                  (0.9)            -          10.9
  Increase in other assets                                                              (640.7)       (606.1)       (271.8)
  Increase in policy and other liabilities                                               299.1         463.1         335.8
  Other, net                                                                               1.1          11.0         (47.0)
---------------------------------------------------------------------------------------------------------------------------
    Net cash provided by continuing operations                                         1,275.4       1,375.6       1,318.9
    Net cash provided by discontinued operations                                             -           0.7           1.7
---------------------------------------------------------------------------------------------------------------------------
    Net cash provided by operating activities                                          1,275.4       1,376.3       1,320.6
---------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from maturity of available-for-sale securities                                4,101.6       3,887.7       3,933.9
Proceeds from sale of available-for-sale securities                                    2,220.5       1,534.9         497.2
Proceeds from repayments of mortgage loans on real estate                              1,478.3       1,009.0       1,204.4
Proceeds from sale of limited partnership to related parties                                 -          54.5         158.9
Cost of available-for-sale securities acquired                                        (9,366.7)     (9,874.5)     (7,123.6)
Cost of mortgage loans on real estate acquired                                        (1,914.4)     (1,810.2)     (2,123.1)
Short-term investments, net                                                             (639.9)       (193.1)       (568.7)
Disposal of subsidiary, net of cash                                                          -         (20.0)            -
Other, net                                                                               254.2         (31.8)        697.0
---------------------------------------------------------------------------------------------------------------------------
    Net cash used in investing activities                                             (3,866.4)     (5,443.5)     (3,324.0)
    Net cash provided by discontinued operations                                             -             -           0.6
---------------------------------------------------------------------------------------------------------------------------
    Net cash used in investing activities                                             (3,866.4)     (5,443.5)     (3,323.4)
---------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Net change in short-term debt                                                            199.8        (100.0)        (18.7)
Net proceeds from issuance of long-term debt to NFS                                      100.0         300.0         300.0
Capital contributed by NFS                                                               200.2             -             -
Capital returned to NFS                                                                 (100.0)       (475.0)            -
Cash dividends paid to NFS                                                               (60.0)        (35.0)        (35.0)
Increase in investment and universal life insurance product account values             5,116.1       6,278.9       5,976.7
Decrease in investment and universal life insurance product account values            (2,865.9)     (1,923.4)     (4,216.0)
---------------------------------------------------------------------------------------------------------------------------
    Net cash provided by financing activities                                          2,590.2       4,045.5       2,007.0
---------------------------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash                                                           (0.8)        (21.7)          4.2
Cash, beginning of period                                                                  0.9          22.6          18.4
---------------------------------------------------------------------------------------------------------------------------
Cash, end of period                                                                      $ 0.1         $ 0.9        $ 22.6
===========================================================================================================================


 See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

(1)  ORGANIZATION AND DESCRIPTION OF BUSINESS


     Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of life insurance and retirement savings products in the United States of America (U.S.) and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans, other investment products sold to institutions, life insurance and an advisory services program. The Company markets its products through a diverse distribution network, including independent broker/dealers, wirehouse and regional firms, financial institutions, pension plan administrators, life insurance specialists, certified public accounting firms and the following affiliated producers: Nationwide Retirement Solutions, TBG Financial, Nationwide Provident agents and Nationwide agents.


     Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (GAAP), which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The Ohio Department of Insurance has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See also note 14 for discussion of statutory capital requirements and dividend limitations.

     In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

     The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs (DAC) for investment products, universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments and accruals related to federal income taxes and pension and other postretirement benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates and management believes the amounts provided are appropriate.

     (a)  Consolidation Policy

          The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest and, as discussed in note 2(n), effective December 31, 2003, the Company applied the provisions of FIN 46R to those special purpose entities (SPIEs) with which it is associated. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

              Notes to Consolidated Financial Statements, Continued

     (b)  Valuation of Investments, Investment Income and Related Gains and
          Losses

          The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs (DAC), future policy benefits and claims, and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholders' equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

          The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the US Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company's internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgage-backed and asset-backed securities. In these cases, a separate "structured product pricing matrix" has been developed to value, as appropriate, using the same methodology described above. For securities for which quoted market prices are not available and for which the Company's structured product pricing matrix is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2003, 68% of the fair values of fixed maturity securities were obtained from independent pricing services, 21% from the Company's pricing matricies and 11% from other sources.

          Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, specific credit issues related to the issuer, and current economic conditions. Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment.

          Also, the Company estimates the cash flows over the life of certain purchased beneficial interests in securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been an adverse change in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment is recognized and the purchased beneficial interest is written down to fair value.

          Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

          For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments; any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

          Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

          The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb its best estimate of probable credit losses inherent in the portfolio at the balance sheet date. The valuation allowance for mortgage loans is comprised of a specific component, based on known impairments by specific loan and an unallocated component that is derived based on the Company's estimate of impairments inherent in the portfolio at the balance sheet date, but not specifically identified by loan. The unallocated component is derived for principal amounts related to loans without a specific reserve. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

          Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

          Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company's mortgage loan valuation allowances and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

     (c)  Derivative Instruments

          Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

          The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

          The Company may enter into "receive fixed/pay variable" interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recognized into AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

          Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

          From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields. The Company may enter into a cross-currency basis swap (pay a variable US rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting, or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

     (d)  Revenues and Benefits

          Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

     (e)  Deferred Policy Acquisition Costs

          The costs of acquiring business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new or renewal business have been deferred. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

          For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

          The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is 8 percent growth per year. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be negative or in excess of 15 percent during the three-year reversion period.

          Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

          Due to the magnitude of the DAC balance related to the individual variable annuity business, the sensitivity of the calculation to minor changes in the underlying assumptions, the complexity and judgments involved in related estimate, and the related volatility that could result in the reported DAC balance without meaningful improvement in its reasonableness, the Company evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. Should the recorded balance of individual variable annuity DAC fall outside of these parameters for a prescribed period of time, or should the recorded balance fall outside of these parameters and the Company determines it is not reasonably possible to get back within this period of time, assumptions are required to be unlocked and the DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. In the event DAC assumptions are unlocked and revised, the Company will continue to use the reversion to the mean process.

          For other investment products and universal life insurance products, DAC is set each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently as a charge or credit to DAC amortization expense.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          For traditional life insurance products, DAC is predominantly being amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are performed as required.

     (f)  Separate Accounts

          Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

     (g)  Future Policy Benefits

          The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

          The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 3.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

          The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2003 and 2002, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and therefore resulted in the use of a lower discount rate, as discussed in note 2(b).

     (h)  Participating Business

          Participating business represented approximately 13% in 2003 (15% in 2002 and 17% in 2001) of the Company's life insurance in-force, 56% of the number of life insurance policies in-force in 2003 (59% in 2002 and 63% in 2001), and 11% of life insurance statutory premiums in 2003 (9% in 2002 and 9% in 2001). The provision for policyholder dividends was based on then current dividend scales and has been included in Future policy benefits and claims in the accompanying consolidated balance sheets.

     (i)  Federal Income Tax

          The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

     (j)  Reinsurance Ceded

          Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.

     (k)  Recently Issued Accounting Pronouncements

          In December 2003, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 132 (revised 2003) Employers' Disclosures about Pensions and Other Postretirement Benefits an amendment of FASB Statements No. 87, 88 and 106 (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change the measurement or recognition of those plans under existing guidance. Disclosures previously required under SFAS No. 132 Employers' Disclosures about Pensions and Other Postretirement Benefits, which was replaced by SFAS 132R, were retained. In addition, SFAS 132R requires additional disclosures about the assets, obligations, cash flows, and net periodic benefit cost of defined benefit pension plans and other defined benefit pension plans. The Company adopted SFAS 132R effective December 31, 2003, except for disclosures about estimated benefit payments, which is expected to be adopted in the second quarter of 2004, as permitted by SFAS 132R.

          In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN
          46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIEs) where (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or (ii) the entity does not have sufficient equity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE, but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applies to entities formed after January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. In October 2003, the FASB delayed the implementation date of FIN 46 for VIEs acquired prior to January 31, 2003 to interim periods ending after December 15, 2003, with early adoption permitted.

          In December 2003, the FASB issued Interpretation No. 46 (revised December 2003) Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46R) that required all public companies to apply the provisions of FIN 46 or FIN 46R to special purpose entities created prior to February 1, 2003. Once adopted by an entity, FIN 46R replaces FIN 46. Public companies, including the Company, at a minimum, must apply the unmodified provisions of FIN 46 to entities that were considered "special purpose entities" in practice and under applicable FASB pronouncements or guidance by the end of the first reporting period ending after December 15, 2003. The Company had no special purpose entity VIE's as of December 31, 2003.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

          The Company is required to apply the provisions of FIN 46R to all entities created after December 31, 2003 and to all other entities no later than the beginning of the first reporting period beginning after March 15, 2004. FIN 46 may be applied on a prospective basis with a cumulative effect adjustment made as of the date of initial application or by restating previously issued financial statements for one or more years with a cumulative effect adjustment as of the beginning of the first year restated. The Company plans to adopt the remaining provisions of FIN 46R during the first quarter of 2004. The adoption of the remaining provisions of FIN 46R is not expected to have a material impact on the results of operations or financial position of the Company.

          In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1). SOP 03-1 addresses a number of topics; the most significant of which to the Company is the accounting for contracts with guaranteed minimum death benefits
          (GMDB). SOP 03-1 requires companies to evaluate the significance of the GMDB benefit to determine whether the contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, return based on a contractually referenced pool of assets or index, annuitization options and sales inducements to contract holders. The Company adopted SOP 03-1 on January 1, 2004. As a result, the Company expects to record a cumulative effect adjustment resulting from the adoption of accounting principles of approximately $3.3 million, net of tax, during the first quarter of 2004. See note 21 for further discussion.

          In May 2003, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued the guidance in SFAS 150 was generally effective for financial instruments entered into or modified after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as a cumulative effect of a change in accounting principle. The adoption of SFAS 150 on July 1, 2003 did not have any impact on the results of operations or financial position of the Company.

          In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 did not have a material impact on the results of operations or financial position of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          In April 2003, the FASB released Statement 133 Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG B36). DIG B36 addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance and similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The effective date of implementation was the first day of the first fiscal quarter beginning after September 15, 2003, October 1, 2003 for the Company. Upon adoption of DIG B36 on October 1, 2003, the Company recorded a derivative liability of $0.9 million, deferred taxes of $0.3 million and a charge of $0.6 million as a cumulative effect of adoption of this accounting principal.

          In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees - an Iinterpretation of FASB Statements No. 5, 57, and 107 and Rescission of FASB Interpretation No. 34 (FIN 45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, Disclosure of Indirect Guarantees of Indebtedness of Others has been incorporated into FIN 45 without change. The adoption of FIN 45 on January 1, 2003 did not have a material impact on the financial position or results of operations of the Company.

          In June 2002, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 146, Accounting for Costs Associated with Exit or Disposal Activities (SFAS 146), which the Company adopted January 1, 2003. Adoption of SFAS 146 did not have any impact on the financial position or results of operations of the Company.

          In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statements No. 4, 44 and 64, Amendment of FASB Statement No. 13 and Technical Corrections (SFAS 145), which the Company adopted on October 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

          In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions (APB 30). SFAS 144 was adopted by the Company on January 1, 2002 and carries forward many of the provisions of SFAS 121 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale, while providing additional criteria to determine when a long-lived asset is actually held-for-sale. SFAS 144 also broadens the definition of "discontinued operations," but does not allow for the accrual of future operating losses before they occur as previously required by APB 30. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of SFAS 144 did not have a material impact on the results of operations or financial position of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          In July 2001, the FASB issued SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets (APB 17) and carries forward provisions in APB 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The Company adopted SFAS 142 on January 1, 2002, at which time, the Company had no unamortized goodwill and therefore, the adoption of SFAS 142 did not have any impact on the results of operations or financial position of the Company.

          In June 1998, the FASB issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133, as amended by SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 (SFAS 137), and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities (SFAS 138), was adopted by the Company effective January 1, 2001. All references hereafter to SFAS 133 include the amendments outlined in SFAS 137 and SFAS 138. Upon adoption, the provisions of SFAS 133 were applied prospectively.

          SFAS 133, establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

          The adoption of SFAS 133 resulted in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income in 2001. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) was recorded in AOCI as of January 1, 2001. The adoption of SFAS 133 resulted in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million.

          The adoption of SFAS 133 increases the Company's exposure to the volatility of reported earnings and other comprehensive income. The amount of volatility will, in part, vary with the level of derivative and hedging activities, fluctuations in market interest rates, foreign currency exchange rates and other hedged risks, during any period; and the effectiveness of hedging derivatives in offsetting changes in fiar value and cash flows attributable to those hedged risks.

          In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on certain asset-backed investment securities that are not of high credit quality. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is less than its carrying value and that there has been an adverse change in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $2.3 million with a corresponding increase to AOCI.

     (l)  Discontinued Operations

          As described more fully in note 15, NLIC paid a dividend to NFS in the form of all of the shares of common stock of Nationwide Securities, Inc. (NSI), a wholly owned broker/dealer subsidiary engaged in the asset management business. The accompanying consolidated financial statements and related notes reflect this business as discontinued operations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     (m)  Reclassification

          Certain items in the 2002 and 2001 consolidated financial statements and related footnotes have been reclassified to conform to the 2003 presentation.

(3)  INVESTMENTS

     The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2003 and 2002 were:

                                                                                GROSS         GROSS
                                                               AMORTIZED     UNREALIZED    UNREALIZED      ESTIMATED
(in millions)                                                    COST           GAINS        LOSSES       FAIR VALUE
=======================================================================================================================

December 31, 2003:
  Fixed maturity securities:
    U.S. Treasury securities and obligations of U.S.
        Government corporations and agencies                      $1,042.5        $ 61.0         $ 1.9        $1,101.6
    Obligations of states and political subdivisions                 167.6           1.0           5.2           163.4
    Debt securities issued by foreign governments                     51.8           2.0           0.8            53.0
    Public securities                                             10,000.0         503.7          26.2        10,477.5
    Private securities                                             6,454.2         469.1          25.3         6,898.0
    Mortgage-backed securities - U.S. Government backed            3,990.1          73.9          21.8         4,042.2
    Asset-backed securities                                        4,144.0         129.0          61.9         4,211.1
-----------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities                           25,850.2       1,239.7         143.1        26,946.8
  Equity securities                                                   74.0          11.8           0.2            85.6
-----------------------------------------------------------------------------------------------------------------------
Total                                                            $25,924.2      $1,251.5       $ 143.3       $27,032.4
=======================================================================================================================

DECEMBER 31, 2002:
  Fixed maturity securities:
    U.S. Treasury securities and obligations of U.S.
        Government corporations and agencies                       $ 774.3        $ 64.4         $ 0.3         $ 838.4
    Obligations of states and political subdivisions                  20.8           1.1             -            21.9
    Debt securities issued by foreign governments                     39.3           2.7             -            42.0
    Public securities                                              8,744.3         445.4          75.2         9,114.5
    Private securities                                             5,399.2         489.1          41.4         5,846.9
    Mortgage-backed securities - U.S. Government backed            4,347.5         146.5           0.1         4,493.9
    Asset-backed securities                                        3,808.9         157.3         154.8         3,811.4
-----------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities                           23,134.3       1,306.5         271.8        24,169.0
  Equity securities                                                   85.1           7.1           7.9            84.3
-----------------------------------------------------------------------------------------------------------------------
Total                                                            $23,219.4      $1,313.6       $ 279.7       $24,253.3
=======================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2003, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                              AMORTIZED      ESTIMATED
(in millions)                                                                                   COST         FAIR VALUE
=========================================================================================================================

Fixed maturity securities available-for-sale:
   Due in one year or less                                                                       $1,056.7       $1,079.1
   Due after one year through five years                                                          7,442.2        7,784.5
   Due after five years through ten years                                                         6,704.7        7,123.5
   Due after ten years                                                                            2,512.5        2,706.4
-------------------------------------------------------------------------------------------------------------------------
Subtotal                                                                                         17,716.1       18,693.5
    Mortgage-backed securities - U.S. Government backed                                           3,990.1        4,042.2
    Asset-backed securities                                                                       4,144.0        4,211.1
-------------------------------------------------------------------------------------------------------------------------
Total                                                                                           $25,850.2      $26,946.8
=========================================================================================================================

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

(in millions)                                                                                   2003            2002
=========================================================================================================================

Unrealized gains, before adjustments and taxes                                               $    1,108.2    $   1,033.9
Adjustment to deferred policy acquisition costs                                                    (243.7)        (300.6)
Adjustment to future policy benefits and claims                                                    (110.6)        (133.2)
Deferred federal income tax                                                                        (264.2)        (210.0)
-------------------------------------------------------------------------------------------------------------------------
Net unrealized gains                                                                         $      489.7    $     390.1
=========================================================================================================================


An analysis of the change in gross unrealized gains on securities available-for-sale for the years ended December 31:

(in millions)                                                                   2003            2002            2001
=========================================================================================================================

   Fixed maturity securities                                                       $ 61.9         $ 625.5        $ 212.0
   Equity securities                                                                 12.4           (11.8)           5.5
-------------------------------------------------------------------------------------------------------------------------
Net change                                                                         $ 74.3         $ 613.7        $ 217.5
=========================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     An analysis of selected data about gross unrealized losses on available-for-sale securities by time on an unrealized loss position as of December 31, 2003 and 2002 follows:

                                      LESS THAN OR EQUAL TO                  MORE                      TOTAL
                                             ONE YEAR                   THAN ONE YEAR
                                     -------------------------------------------------------------------------------------
                                                       GROSS                      GROSS                         GROSS
                                      ESTIMATED     UNREALIZED    ESTIMATED    UNREALIZED      ESTIMATED      UNREALIZED
(in millions)                         FAIR VALUE      LOSSES      FAIR VALUE     LOSSES        FAIR VALUE       LOSSES
==========================================================================================================================
December 31, 2003:
  Fixed maturity securities:
    U.S. Treasury securities and          $ 154.4         $ 1.9          $ -           $ -         $ 154.4          $ 1.9
       obligations of U.S.
       Government corporations
       and agencies
    Obligations of states and               123.4           5.2            -             -           123.4            5.2
      political subdivisions
    Debt securities issued by                19.9           0.8            -             -            19.9            0.8
      foreign governments
    Public securities                     1,236.7          24.5         31.7           1.7         1,268.4           26.2
    Private securities                      832.3          21.4         49.1           3.9           881.4           25.3
    Mortgage-backed securities -            984.9          21.7          5.3           0.1           990.2           21.8
       U.S. Government backed
    Asset-backed securities                 787.0          36.2        260.4          25.7         1,047.4           61.9
--------------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities   4,138.6         111.7        346.5          31.4         4,485.1          143.1
  Equity securities                           6.2           0.1          2.0           0.1             8.2            0.2
--------------------------------------------------------------------------------------------------------------------------
Total                                   $ 4,144.8       $ 111.8      $ 348.5        $ 31.5       $ 4,493.3        $ 143.3
==========================================================================================================================
% of gross unrealized loss                                 78.0%                      22.0%

DECEMBER 31, 2002:
  Fixed maturity securities:
    U.S. Treasury securities and           $ 55.3         $ 0.3          $ -           $ -          $ 55.3          $ 0.3
       obligations of U.S.
       Government corporations
       and agencies
    Obligations of states and                   -             -            -             -               -              -
      political subdivisions
    Debt securities issued by                   -             -            -             -               -              -
      foreign governments
    Public securities                       590.5          46.5        266.7          28.7           857.2           75.2
    Private securities                      245.6          32.8         70.4           8.6           316.0           41.4
    Mortgage-backed securities -             51.4           0.1         19.6             -            71.0            0.1
       U.S. Government backed
    Asset-backed securities                 576.3          62.6        260.8          92.2           837.1          154.8
--------------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities   1,519.1         142.3        617.5         129.5         2,136.6          271.8
  Equity securities                          24.6           3.9         16.1           4.0            40.7            7.9
--------------------------------------------------------------------------------------------------------------------------
Total                                   $ 1,543.7       $ 146.2      $ 633.6       $ 133.5       $ 2,177.3        $ 279.7
==========================================================================================================================
% of gross unrealized loss                                 52.3%                      47.7%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Proceeds from the sale of securities available-for-sale during 2003, 2002 and 2001 were $2.22 billion, $1.53 billion and $497.2 million, respectively. During 2003, gross gains of $104.0 million ($42.0 million and $31.3 million in 2002 and 2001, respectively) and gross losses of $27.6 million ($16.6 million and $10.1 million in 2002 and 2001, respectively) were realized on those sales.

     The Company had $27.2 million and $28.0 million of real estate investments as of December 31, 2003 and 2002, respectively, that were non-income producing during the preceding twelve months.

     Real estate is presented at cost less accumulated depreciation of $22.4 million as of December 31, 2003 ($18.6 million as of December 31, 2002). The carrying value of real estate held for disposal totaled $10.5 million and $46.0 million as of December 31, 2003 and 2002, respectively.

     The recorded investment of mortgage loans on real estate considered to be impaired was $46.3 million as of December 31, 2003 ($27.4 million as of December 31, 2002), which includes $46.3 million ($10.9 million as of December 31, 2002) of impaired mortgage loans on real estate for which the related valuation allowance was $3.9 million ($2.5 million as of December 31, 2002). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2003, the average recorded investment in impaired mortgage loans on real estate was $15.4 million ($5.5 million in 2002) and interest income recognized on those loans using the cash-basis method of income recognition, totaled $3.3 million in 2003 ($0.1 million in 2002).

     Activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31 was:

(in millions)                                                                   2003           2002         2001
=================================================================================================================

Allowance, beginning of period                                               $    43.4    $     42.9  $     45.3
Net (reductions) additions (credited) charged to allowance                       (14.3)          0.5        (2.4)
--------------------------------------------------------------------------------------------------------------
Allowance, end of period                                                     $    29.1    $     43.4  $     42.9
=================================================================================================================


     During the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and expected losses incurred as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was reduced by $12.1 million.

     An analysis of investment income (loss) from continuing operations by investment type follows for the years ended December 31:

(in millions)                                                                 2003           2002           2001
=====================================================================================================================

Securities available-for-sale:
   Fixed maturity securities                                                  $1,453.1        1,332.5        1,181.1
   Equity securities                                                               1.4            1.9            1.8
Mortgage loans on real estate                                                    579.7          563.8          527.9
Real estate                                                                       21.7           26.8           33.1
Short-term investments                                                             9.3           12.6           28.0
Derivatives                                                                     (100.3)         (79.6)         (19.7)
Other                                                                             64.8           31.0           20.9
---------------------------------------------------------------------------------------------------------------------
    Gross investment income                                                    2,029.7        1,889.0        1,773.1
Less investment expenses                                                          49.7           50.5           48.4
---------------------------------------------------------------------------------------------------------------------
    Net investment income                                                     $1,980.0        1,838.5        1,724.7
=====================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     An analysis of net realized losses on investments, hedging instruments and hedged items, by source follows for the years ended December 31:

(in millions)                                                              2003           2002           2001
=============================================================================================================
UNRELATED PARTIES:
Realized gains on sales, net of hedging losses:
Fixed maturity securities, available-for-sale                     $          98.5      $ 42.0         $ 30.1
Hedging losses on fixed maturity sales                                      (42.4)      (36.2)          (1.5)
Equity securities, available-for-sale                                         5.5           -            1.2
Real estate                                                                   4.2        14.0            3.3
Mortgage loans on real estate                                                 3.0         3.2           11.2
Mortgage loan hedging losses                                                 (2.4)       (1.2)          (8.1)
Other                                                                           -         0.1            1.2
-------------------------------------------------------------------------------------------------------------
Total realized gains on sales - unrelated parties                            66.4        21.9           37.4
-------------------------------------------------------------------------------------------------------------

Realized losses on sales, net of hedging gains:
Fixed maturity securities, available-for-sale                               (27.2)      (15.7)          (9.3)
Hedging gains on fixed maturity sales                                         9.2        10.7            0.1
Equity securities, available-for-sale                                        (0.4)       (0.9)          (0.8)
Real estate                                                                  (0.3)       (3.0)          (1.4)
Mortgage loans on real estate                                                (5.0)       (3.3)          (0.6)
Mortgage loan hedging gains                                                   0.5         0.9              -
Other                                                                        (2.0)       (1.0)          (7.7)
-------------------------------------------------------------------------------------------------------------
Total realized losses on sales - unrelated parties                          (25.2)      (12.3)         (19.7)
-------------------------------------------------------------------------------------------------------------

Other-than-temporary impairments:
Fixed maturity securities, available-for-sale                              (159.4)     (111.6)         (66.1)
Equity securities, available-for-sale                                        (8.0)          -          (13.8)
Real estate                                                                  (0.8)       (2.4)             -
Mortgage loans on real estate                                                11.7        (6.3)          (0.7)
-------------------------------------------------------------------------------------------------------------
Total other-than-temporary impairments                                  (156.5)        (120.3)         (80.6)
-------------------------------------------------------------------------------------------------------------

Credit default swaps                                                         13.3        (6.4)          (0.5)
Derivatives, excluding hedging gains and losses on                            1.2         9.5            0.7
   sales, and credit default swaps
-------------------------------------------------------------------------------------------------------------
Total unrelated parties                                                    (100.8)     (107.6)         (62.7)
Gain on sale of limited partnership - related party                             -        23.2           44.4
-------------------------------------------------------------------------------------------------------------
Net realized losses on investments,                                      $ (100.8)    $ (84.4)       $ (18.3)
   hedging instruments and hedged items
=============================================================================================================


     Fixed maturity securities with an amortized cost of $7.8 million as of December 31, 2003 and $7.3 million as of December 31, 2002 were on deposit with various regulatory agencies as required by law.

     As of December 31, 2003 and 2002 the Company had pledged fixed maturity securities with a fair value of $101.2 million and $152.4 million, respectively, as collateral to various derivative counterparties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     As of December 31, 2003 and 2002 the Company held collateral of $544.5 million and $413.1 million, respectively, on derivative transactions. This amount is invested in short-term investments with a corresponding liability recorded in other liabilities. The Company also held $163.0 million and $25.9 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2003 and 2002, respectively.

     As of December 31, 2003 and 2002, the Company had loaned securities with a fair value of $958.1 million and $950.5 million, respectively. As of December 31, 2003 and 2002 the Company held collateral of $976.6 million and $974.5 million, respectively. This amount is invested in short-term investments with a corresponding liability recorded in other liabilities.

(4)  DEFERRED POLICY ACQUISITION COSTS

     As part of the regular quarterly analysis of DAC, at the end of the third quarter of 2002, the Company determined that using actual experience to date and assumptions consistent with those used in the second quarter of 2002, its individual variable annuity DAC balance would be outside a pre-set parameter of acceptable results. The Company also determined that it was not reasonably possible that the DAC would return to an amount within the acceptable parameter within a prescribed period of time. Accordingly, the Company unlocked its DAC assumptions for individual variable annuities and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable annuities for the three-year reversion period, the Company unlocked that assumption for all investment products and variable universal life insurance products to be consistent across product lines.

     Therefore, the Company recorded an acceleration of DAC amortization totaling $347.1 million, before tax, or $225.6 million, net of $121.5 million of federal income tax benefit, which has been reported in the following segments in the amounts indicated, net of tax: Individual Annuity
     - $213.4 million, Institutional Products - $7.8 million and Life Insurance
     - $4.4 million. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable universal life insurance products. The most significant assumption changes were the resetting of the Company's anchor date for reversion to the mean calculations to September 30, 2002, and resetting the assumption for net separate account growth to 8 percent during the three-year reversion period for all investment products and variable life insurance products, as well as increasing the future lapses and costs related to guaranteed minimum death benefits (GMDB) on individual variable annuity contracts. These adjustments were primarily driven by the sustained downturn in the equity markets.

(5)  VARIABLE ANNUITY CONTRACTS

     The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contract holders. There are three primary guarantee types that are provided under non-traditional variable annuity contracts:
     (1) Guaranteed Minimum Death Benefits (GMDB); (2) Guaranteed Minimum Accumulation Benefits (GMAB); and (3) Guaranteed Minimum Income Benefits
     (GMIB).

     The GMDB provides a specified minimum return upon death. Many, but not all of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse and the survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor's death. There are six primary GMDB types that the company offers.

          o RETURN OF PREMIUM - provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as "net premiums". There are two variations of this benefit. In general, there is no lock in age for this benefit, however for some contracts, the GMDB reverts to the account value at a specified age, typically age 75.

          o RESET - provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90 and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          o RATCHET - provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference being based on the definition of anniversary: monthaversary - evaluated monthly, annual - evaluated annually, and five-year - evaluated every fifth year.

          o ROLLUP - provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86 and for others the GMDB reverts to the account value at age 75.

          o COMBO - provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

          o EARNINGS ENHANCEMENT - provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit, one where the benefit expires at age 86 and a credit of 4% of account value is deposited into the contract and the second where the benefit doesn't have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

     The GMAB is a living benefit that provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time, 5, 7 or 10 years, selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options (GTOs) or adherence to limitations required by an approved asset allocation strategy.

     The GMIB is a living benefit that provides the contract holder with a guaranteed annuitization value. The GMIB types are:

          o RATCHET - provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

          o ROLLUP - provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

          o COMBO - provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees as of December 31, 2003 and 2002:

                                                  2003                                             2002
                               -----------------------------------------------  ----------------------------------------------
                                  ACCOUNT       NET AMOUNT       WTD. AVG.         Account      Net amount       Wtd. Avg.
(in millions)                      VALUE         AT RISK 1     ATTAINED AGE         value         at risk 1    attained age
==============================================================================================================================

GMDB:
   Return of premium               $ 9,760.0  $         199.8            56.0    $   8,737.4   $        736.7            54.0
   Reset                            17,534.2            569.4            61.0       14,710.3          1,776.9            60.0
   Ratchet                           8,147.7            141.0            63.0        6,058.3            411.2            63.0
   Roll-up                             669.7             22.2            68.0          616.7             32.8            67.0
   Combo                             2,128.7             39.6            67.0        1,104.0            111.6            65.0
------------------------------------------------------------------------------------------------------------------------------
Subtotal                          $ 38,240.3            972.0            61.0     $ 31,226.7          3,069.2            59.0
                               ==============                                    =============
Earnings enhancement                 $ 314.1             10.9            59.0        $ 213.1              1.7            61.0
                                             -----------------------------------              --------------------------------
Total - GMDB                                          $ 982.9            61.0                       $ 3,070.9            59.0
                                             ===================================              ================================

GMAB:
5 Year                                $ 79.9            $ 0.1             N/A            n/a              n/a             n/a
7 Year                                 125.5              0.5             N/A            n/a              n/a             n/a
10 Year                                 43.4              0.1             N/A            n/a              n/a             n/a
------------------------------------------------------------------------------------------------------------------------------
Total - GMAB                         $ 248.8            $ 0.7             N/A            n/a              n/a             n/a
==============================================================================================================================

GMIB: 2
Ratchet                              $ 416.6              $ -             N/A        $ 307.8              $ -             n/a
Roll-up                              1,131.9                -             N/A          664.4                -             n/a
Combo                                    1.1                -             N/A            0.1                -             n/a
------------------------------------------------------------------------------------------------------------------------------
Total - GMIB                       $ 1,549.6              $ -             N/A        $ 972.3              $ -             n/a
==============================================================================================================================

1 Net amount at risk is calculated on a seriatum basis and represents the greater of the respective guaranteed benefit less the account value and zero. As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2005.

2 The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no net GMIB exposure.

     Please refer to note 8 for discussion about the use of derivatives in managing the guarantee risks discussed above. Also, refer to the equity market risk section of note 12 for discussion about the risks associated with these guarantees.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Following is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the general account for the years ended December 31, 2003 and 2002:

(in millions)                                                GMDB             GMAB             GMIB            TOTAL
==========================================================================================================================

Balance as of December 31, 2001                                 $ 10.8              $ -              $ -           $ 10.8
Change in fair value                                              23.6                -                -             23.6
Paid guarantee benefits                                          (20.7)               -                -            (20.7)
--------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                                   13.7                -                -             13.7
NEW BUSINESS ACQUIRED                                                -              4.7                -              4.7
Change in fair value                                              30.0             (0.4)               -             29.6
Paid guarantee benefits, net of reinsurance                      (21.9)               -                -            (21.9)
--------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                 $ 21.8            $ 4.3              $ -           $ 26.1
==========================================================================================================================


     Account balances of contracts with guarantees were invested in separate accounts as follows as of each December 31:

(in millions)                                                                        2003            2002
===============================================================================================================

Bond mutual funds                                                                    $ 4,620.3       $ 4,476.3
Domestic equity mutual funds                                                          26,399.4        20,040.6
International equity mutual funds                                                      1,622.0         1,158.7
Money market funds                                                                     1,792.9         2,550.2
---------------------------------------------------------------------------------------------------------------
Total                                                                               $ 34,434.6      $ 28,225.8
===============================================================================================================



(6)  SHORT-TERM DEBT

     NLIC has established a $500.0 million commercial paper program under which borrowings are unsecured and are issued for terms of 364 days or less. NLIC had $199.8 million of commercial paper outstanding as of December 31, 2003 at a weighted average effective rate of 1.07%, none as of December 31, 2002. See also note 16.

     The Company paid interest on short-term debt totaling $1.3 million, $0.7 million and $5.3 million in 2003, 2002 and 2001, respectively, including $0.1 million and $0.5 million to NFS in 2003 and 2002, respectively.

(7)  LONG-TERM DEBT, PAYABLE TO NATIONWIDE FINANCIAL SERVICES, INC.

     Following is a summary of surplus notes payable to NFS as of each December 31:

(in millions)                                                                                2003              2002
====================================================================================================================

7.50% surplus note, due December 17, 2031                                                 $ 300.0           $ 300.0
8.15% surplus note, due June 27, 2032                                                       300.0             300.0
6.75% surplus note, due December 23, 2033                                                   100.0                 -
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Total long-term debt                                                                   $ 700.0           $ 600.0
====================================================================================================================


     The Company made interest payments to NFS on surplus notes totaling $47.1 million in 2003, $30.1 million in 2002 and none in 2001. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


(8)  DERIVATIVE FINANCIAL INSTRUMENTS

     QUALITATIVE DISCLOSURE

     Interest Rate Risk Management

     From time to time the Company purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps and short Euro futures to manage this risk.

     Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month libor. The net receipt of a variable rate will then match the variable rate paid on the liability.

     Short Euro futures, when considered in combination with the fixed-rate instruments, effectively change the fixed rate cash flow exposure to variable rate cash flows. With short Euro futures, if interest rates rise
     (fall), the gains (losses) on the futures are recognized in investment income. When combined with the fixed income received on the investment, the gains and losses on the Euro futures contracts results in a variable stream of cash inflows, which matches the variable interest paid on the liability.

     As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short Treasury futures during the commitment period.

     With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

     Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company enters into receive fixed, pay variable interest rate swaps.

     In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will then match the fixed rate paid on the liability.

     Foreign Currency Risk Management

     In conjunction with the Company's medium-term note program, from time to time, the Company issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps resulting, when combined with the hedged obligations, in net U.S. dollar cash outflows.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     For a fixed rate liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency and pay a variable U.S. dollar rate, generally 3-month libor. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate in the foreign currency and pay a variable U.S. dollar rate, generally 3-month libor. In both cases, the terms of the foreign currency received on the swap will exactly match the terms of the foreign currency paid on the liability, thus eliminating currency risk. Because the resulting cash flows in both cases remain variable, the Company has designated such cross-currency interest rate swaps as fair value hedging relationships.

     The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates. To manage this risk, the Company uses cross-currency interest rate swaps , resulting, when combined with hedged investments, in net U.S. dollar cash inflows.

     Cross-currency interest rate swaps on investments are structured to pay a fixed rate, in the foreign currency and receive a variable U.S. dollar rate, generally 3-month libor. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. Because the resulting cash inflows remain variable, the Company has designated such cross-currency interest rate swaps in fair value hedging relationships.

     Equity Market Risk Management

     Many of the Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value, which could result in additional GMDB claims. To manage this risk, the Company has implemented a GMDB economic hedging program for primarily for certain new business generated after December 2002. The program does not qualify for hedge accounting under FAS 133, but is designed to offset changes in the value of the GMDB obligation up to a return of the contractholder's premiums paid less amounts withdrawn. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. Prior to implementation of the GMDB hedging program in 2003, the Company managed the risk of these benefits primarily by entering into reinsurance arrangements. See note 12 for additional discussion.

     The Company also offers certain variable annuity products with a guaranteed minimum accumulation benefit (GMAB) rider. The GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time, 5, 7 or 10 years, selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The GMAB is an embedded derivative, as such, the equity exposure in this product is recognized at fair value, separately from the annuity contract, with changes in fair value recognized in the income statement. The Company is exposed to equity market risk to the extent that the underlying investment options, which can include fixed and variable components, selected by the contract holder do not generate enough earnings over the life of the contract to at least equal the adjusted premiums. The Company is economically hedging the GMAB exposure for those risks that exceed a level considered acceptable by purchasing interest rate futures and shorting S&P 500 futures. The GMAB economic hedge does not qualify for hedge accounting under FAS 133.

     Other Non-Hedging Derivatives

     From time-to-time, the Company enters into basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and cash instrument provides the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

     The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

     QUANTITATIVE DISCLOSURE

     Fair Value Hedges

     During the years ended December 31, 2003, 2002 and 2001 gains of $4.2 million, $7.1 million and $2.1 million, respectively, were recognized in net realized losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

     Cash Flow Hedges

     For the year ended December 31, 2003 and 2002, the ineffective portion of cash flow hedges was a loss of $5.4 and a gain of $1.8 million in 2002. There were no net gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

     The Company anticipates reclassifying less than $0.2 million in losses out of AOCI over the next 12-month period.

     In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions is twelve months or less. However, in 2003, the Company did enter into a hedge of a forecasted purchase of shares of a specified mutual fund, where delivery of the shares will occur 30 years in the future. During 2003, 2002 and 2001 the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings because it became probable that a forecasted transaction would not occur.

     Other Derivative Instruments, Including Embedded Derivatives

     Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2003, 2002 and 2001 include a net gain of $11.8 million, a net loss of $2.2 million and a net loss of $1.6 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2003, 2002 and 2001, net gains of $4.2 million, $120.4 million and a net loss of $27.7 million, respectively, were recorded in net realized losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate medium-term notes denominated in foreign currencies. An additional net gain of $0.9, loss of $119.6 million and a net gain of $26.3 million were recorded in net realized losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2003, 2002 and 2001, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

         The notional amount of derivative financial instruments outstanding as of December 31, 2003 and 2002 were as follows:

(in millions)                                                                              2003           2002
===================================================================================================================

 INTEREST RATE SWAPS:
   Pay fixed/receive variable rate swaps hedging investments                               $1,954.7      $ 2,206.5
   Pay variable/receive fixed rate swaps hedging investments                                  188.2          229.7
   Pay variable/receive variable rate swaps                                                   154.0          221.0
   Pay variable/receive fixed rate swaps hedging liabilities                                  500.0          500.0
   Pay variable/receive variable rate swaps                                                   430.0          430.0
   Other contracts hedging investments                                                        842.5          690.8
CROSS CURRENCY INTEREST RATE SWAPS:
    Hedging foreign currency denominated investments                                          580.1          111.0
    Hedging foreign currency denominated liabilities                                        2,643.9        3,033.6
Futures contracts                                                                           2,615.8        4,250.9
-------------------------------------------------------------------------------------------------------------------
Total                                                                                      $9,909.2      $11,673.5
===================================================================================================================


(9)  FEDERAL INCOME TAX

     Through September 30, 2002, the Company filed a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation's ownership in NFS decreased from 80% to 63%, and as a result, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

     Under Internal Revenue Code regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS' departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; the direct non-life insurance companies under NLIC will file separate federal income tax returns until 2008, when NFS expects to be able to file a single consolidated federal income tax return with all of its subsidiaries, including NLIC.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2003 and 2002 were as follows:

(in millions)                                                                                  2003            2002
========================================================================================================================

DEFERRED TAX ASSETS:
   Future policy benefits                                                                        $ 594.8        $ 549.6
   Derivatives                                                                                      11.7           40.2
   Other                                                                                           104.4           40.1
------------------------------------------------------------------------------------------------------------------------
       Gross deferred tax assets                                                                   710.9          629.9
   Less valuation allowance                                                                         (7.0)          (7.0)
------------------------------------------------------------------------------------------------------------------------
       Net deferred tax assets                                                                     703.9          622.9
------------------------------------------------------------------------------------------------------------------------

DEFERRED TAX LIABILITIES:
   Fixed maturity securities                                                                       390.0          402.2
   Equity securities and other investments                                                          42.7           37.4
   Deferred policy acquisition costs                                                               840.8          762.0
   Other                                                                                            88.1           50.5
------------------------------------------------------------------------------------------------------------------------
       Gross deferred tax liabilities                                                            1,361.6        1,252.1
------------------------------------------------------------------------------------------------------------------------
             Net deferred tax liability                                                          $ 657.7        $ 629.2
========================================================================================================================


     In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for each of the years in the three-year period ended December 31, 2003.

     The Company's current federal income tax liability was $106.3 million and $176.4 million as of December 31, 2003 and 2002, respectively.

     Federal income tax expense attributable to income from continuing operations before cumulative effect of adoption of accounting principles for the years ended December 31 was as follows:

(in millions)                                                                  2003           2002           2001
======================================================================================================================

Current                                                                     $      106.7        $ 63.7         $ 32.2
Deferred                                                                           (10.5)        (55.0)         129.0
----------------------------------------------------------------------------------------------------------------------
Federal income tax expense                                                  $       96.2        $  8.7         $161.2
======================================================================================================================

     The customary relationship between federal income tax expense and pre-tax income from continuing operations before cumulative effect of adoption of accounting principles did not exist in 2002. This is a result of the impact of the $121.5 million tax benefit associated with the $347.1 million of accelerated DAC amortization reported in 2002 (see note 4) being calculated at the U.S. federal corporate income tax rate of 35%.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Total federal income tax expense for the years ended December 31, 2003, 2002 and 2001 differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense and cumulative effect of adoption of accounting principles as follows:


                                                   2003                   2002                    2001
                                               ---------------------- ----------------------- -----------------------
(in millions)                                     AMOUNT        %        Amount        %         Amount        %
=====================================================================================================================

Computed (expected) tax expense               $  152.0         35.0    $  59.3        35.0     $ 220.1        35.0
Tax exempt interest and dividends
  received deduction                             (45.7)       (10.5)     (38.9)      (22.9)      (48.8)       (7.7)
Income tax credits                               (10.8)        (2.5)     (12.7)       (7.5)      (11.5)       (1.8)
Other, net                                         0.7          0.1        1.0         0.5         1.4         0.1
---------------------------------------------------------------------------------------------------------------------
Total (effective rate for each year)          $   96.2         22.1    $   8.7         5.1    $  161.2        25.6
=====================================================================================================================


     Total federal income tax paid (refunded) was $176.0 million, $71.0 million and $(45.4) million during the years ended December 31, 2003, 2002 and 2001, respectively. The 2002 amount includes $56.0 million for previously deferred intercompany gains for tax purposes that became due when NFS no longer qualified to be included in the NMIC consolidated federal income tax return.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


(10) COMPREHENSIVE INCOME

     Comprehensive income includes net income as well as certain items that are reported directly within a separate component of shareholder's equity that bypass net income. Other comprehensive income is comprised of net unrealized gains on securities available-for-sale and accumulated net gains (losses) on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2003, 2002 and 2001 were as follows:

                                                                                            YEARS ENDED DECEMBER 31,
                                                                          -------------------------------------------
(in millions)                                                                 2003           2002           2001
=====================================================================================================================

Unrealized (losses) gains on securities available-for-sale arising during the period:
Gross                                                                      $     (16.7)       $ 527.5        $ 164.0
Adjustment to deferred policy acquisition costs                                   56.9         (205.7)         (71.7)
Adjustment to future policy benefits and claims                                   22.6         (133.2)             -
Related federal income tax expense                                               (22.4)         (66.0)         (32.3)
---------------------------------------------------------------------------------------------------------------------
Net unrealized gains                                                              40.4          122.6           60.0
---------------------------------------------------------------------------------------------------------------------

Reclassification adjustment for net losses on securities available-for-sale realized during the period:
Gross                                                                             91.0           86.2           58.7
Related federal income tax benefit                                               (31.8)         (30.2)         (20.5)
---------------------------------------------------------------------------------------------------------------------
Net reclassification adjustment                                                   59.2           56.0           38.2
---------------------------------------------------------------------------------------------------------------------

Other comprehensive income on securities                                          99.6          178.6           98.2
   available-for-sale
---------------------------------------------------------------------------------------------------------------------

Accumulated net (losses) gains on cash flow hedges:
Gross                                                                            (40.9)          16.9          (13.5)
Related federal income tax benefit (expense)                                      14.3           (5.9)           4.7
---------------------------------------------------------------------------------------------------------------------
Other comprehensive (loss) income on cash flow hedges                            (26.6)          11.0           (8.8)
---------------------------------------------------------------------------------------------------------------------

Accumulated net loss on transition adjustments:
Transition adjustment - SFAS 133                                                     -              -           (5.6)
Transition adjustment - EITF 99-20                                                   -              -            3.5
Related federal income tax benefit                                                   -              -            0.7
---------------------------------------------------------------------------------------------------------------------
Other comprehensive loss on transition adjustments                                   -              -           (1.4)
---------------------------------------------------------------------------------------------------------------------

Total other comprehensive income                                           $      73.0    $     189.6     $     88.0
=====================================================================================================================


     Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2003, 2002 and 2001 and, therefore, are not reflected in the table above.

(11) FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought, or in case of liabilities incurred, or sold, or in the case of liabilities settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models, and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues, and future expenses, including assumptions about interest rates, default, prepayment, and volatility. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

     Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, the Company's estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

     The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

     In estimating its fair value disclosures, the Company used the following methods and assumptions:

          Fixed maturity and equity securities: The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the US Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company's internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgage-backed and asset-backed securities. In these cases, a separate "structured product pricing matrix" has been developed to value, as appropriate, using the same methodology described above. For securities for which quoted market prices are not available and for which the Company's structured product pricing matrix is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2003, 68% of the fair values of fixed maturity securities were obtained from independent pricing services, 21% from the Company's pricing matricies and 11% from other sources.

          Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan's effective interest rate.

          Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

          Investment contracts: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

          Policy reserves on life insurance contracts: Included are disclosures for individual and corporate-owned life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, for which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

          Short-term debt and collateral received - securities lending and derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximates their fair value.

          Long-term debt, payable to NFS: The fair value for long-term debt is based on estimated market prices.

          Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 12.

          Interest rate and cross currency interest rate swaps: The fair value for interest rate and cross currency interest rate swaps are calculated with pricing models using current rate assumptions.

          Futures contracts: The fair value for futures contracts is based on quoted market prices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                 2003                        2002
                                                              --------------------------- --------------------------
                                                               CARRYING      ESTIMATED     Carrying      Estimated
(in millions)                                                   AMOUNT       FAIR VALUE     amount      fair value
====================================================================================================================

ASSETS
   Investments:
      Securities available-for-sale:
         Fixed maturity securities                              $26,946.8      $26,946.8   $ 24,169.0    $ 24,169.0
         Equity securities                                           85.6           85.6         84.3          84.3
      Mortgage loans on real estate, net                          8,345.8        8,830.0      7,923.2       8,536.4
      Policy loans                                                  618.3          618.3        629.2         629.2
      Short-term investments                                      1,860.8        1,860.8      1,210.3       1,210.3
   Cash                                                               0.1            0.1          0.9           0.9
   Assets held in separate accounts                              57,084.5       57,084.5     47,208.2      47,208.2

LIABILITIES
   Investment contracts                                         (28,663.4)     (27,239.8)   (25,276.3)    (23,634.1)
   Policy reserves on life insurance contracts                   (6,658.9)      (6,706.7)    (6,403.5)     (6,479.6)
Short-term debt                                                    (199.8)        (199.8)           -             -
   Long-term debt, payable to NFS                                  (700.0)        (803.7)      (600.0)       (728.5)
   Collateral received - securities lending and derivatives      (1,521.1)      (1,521.1)    (1,363.6)     (1,363.6)
   Liabilities related to separate accounts                     (57,084.5)     (56,118.6)   (47,208.2)    (45,524.6)

DERIVATIVE FINANCIAL INSTRUMENTS
   Interest rate swaps hedging assets                               (99.4)         (99.4)      (141.2)       (141.2)
   Cross currency interest rate swaps                               599.1          599.1        325.1         325.1
   Futures contracts                                                (25.2)         (25.2)       (45.7)        (45.7)
   Other derivatives                                                  4.6            4.6            -             -
--------------------------------------------------------------------------------------------------------------------


(12) RISK DISCLOSURES

     The following is a description of the most significant risks facing the Company and how it mitigates those risks:

     Credit Risk: The risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company mitigates this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by State insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing, or liquidating investments, and determines whether any securities are impaired or loans are deemed uncollectible and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company's reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to and the Company's current and expected future capital position.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, e.g. increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company mitigates this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

     Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.

     Ratings Risk: The risk that rating agencies change their outlook or rating of the Company or a subsidiary of the company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company and certain subsidiaries. The Company is at risk to changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. To mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.

     Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

     Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the uinderlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $391.8 million extending into 2004 were outstanding as of December 31, 2003. The Company also had $110.3 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2003.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. Any exposures related to derivative activity are aggregated with other credit exposures between the Company and the derivative counterparty to assess adherence to established credit limits. As of December 31, 2003, the Company's credit risk from these derivative financial instruments was $75.8 million, net of $544.5 million of cash collateral and $163.0 million in securities pledged as collateral.

     Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2003, approximately 80% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in GMDB or GMAB claims, which may require the Company to accelerate the amortization of DAC.

     Many of the Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value, which could result in additional GMDB claims. The Company utilizes a combination of risk management techniques to mitigate this risk. In general, for most contracts issued prior to July 2002, the Company obtained reinsurance from independent third parties, whereas for certain contracts issued after December 2002, the Company has been executing an economic hedging program. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contract holder's premium payments, however the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. The Company's economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore the hedging activity will lead to volatility of earnings. This volatility was negligible in 2003. As of December 31, 2003, the net amount at risk, defined as the excess of the death benefit over the account value, was $2.8 billion before reinsurance and $982.9 million net of reinsurance. As of December 31, 2003 and 2002, the Company's reserve for GMDB claims was $21.8 million and $13.7 million, respectively. See note 21 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The Company also offers certain variable annuity products with a GMAB rider. The GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time, 5, 7 or 10 years, selected by the contract holder at the time of issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including the requirement that a significant portion of the premium be allocated to a guaranteed term option (GTO) that is a fixed rate investment, thereby reducing the equity exposure. The GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from and valued apart from the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlation's of market returns and market return volatility. The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contract holder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 futures contracts and does not qualify for hedge accounting under FAS 133. See note 2(c) for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative will create volatility in earnings, however the hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2003. The fair value of the GMAB embedded derivative as of December 31, 2003 was $4.3 million. Changes in the fair value of the GMAB embedded derivative and the hedging instruments totaled $(0.4) million and $(0.1) million, respectively, during the year ended December 31, 2003.

     Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U. S. As of December 31, 2003, the Company has a diversified portfolio with no more than 23% in any geographic area and no more than 2% with any one borrower. As of December 31, 2003, 31% of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

     Significant Business Concentrations: As of December 31, 2003, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company's financial position.

     Guarantee Risk: In connection with the selling of securitized interests in Low Income Housing Tax Credit Funds (Tax Credit Funds), see note 18, the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company's risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company mitigates these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated.

     Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account individual annuity business. Total recoveries due from these contracts were $635.9 million as of December 31, 2003. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in each of the underlying contract.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.

     Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

(13) PENSION PLAN, POSTRETIREMENT BENEFITS OTHER THAN PENSIONS AND RETIREMENT SAVINGS PLAN

     The Company, together with certain affiliated companies, sponsors pension plans covering all employees of participating companies who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

     Pension costs charged to operations by the Company during the years ended December 31, 2003, 2002 and 2001 were $13.2 million, $10.0 million and $5.0 million, respectively. The Company has recorded a prepaid pension asset of $7.7 million as of December 31, 2003 compared to pension liability of $0.5 million as of December 31, 2002.

     In addition to the defined benefit pension plan, the Company, together with certain other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, by no more than three percent through 2006, at which time the cap will be frozen. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

     The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) was signed into law on December 8, 2003. FASB Staff Position FAS 106-1, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003 permits employers that sponsor postretirement benefit plans to defer accounting for the effects of the Act until the FASB issues guidance on how to account for the provisions of the Act. Specific authoritative guidance on accounting for the Act is pending. The issued guidance could require the plan sponsor to change previously reported information. The Company will defer recognition of the Act until the guidance is issued. Any measures of the accumulated postretirement benefit obligation (APBO) and net periodic postretirement benefit cost (NPPBC) do not reflect the effects of the Act.

     The Company's accrued postretirement benefit expense as of December 31, 2003 and 2002 was $50.5 million and $51.9 million, respectively, and the NPPBC for 2003, 2002 and 2001 was $1.1 million, $3.5 million and $2.9 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Information regarding the funded status of the pension plans as a whole and the postretirement life and health care benefit plan as a whole, both of which are U.S. plans, as of December 31, 2003 and 2002 follows:

                                                                  PENSION BENEFITS           POSTRETIREMENT BENEFITS
                                                             ---------------------------  ------------------------------
(in millions)                                                   2003           2002           2003            2002
========================================================================================================================

CHANGE IN BENEFIT OBLIGATION:
Benefit obligation at beginning of year                    $  2,236.2      $   2,132.2     $   269.7      $   314.0
Service cost                                                    104.0            103.3           9.9           13.2
Interest cost                                                   131.7            135.6          19.5           22.5
Participant contributions                                           -                -           4.2            4.0
Plan amendment                                                    1.6            (11.5)            -         (117.7)
Actuarial loss (gain)                                            85.1            (13.1)         (2.8)          54.0
Benefits paid                                                  (101.6)           (97.6)        (20.4)         (20.3)
Impact of settlement/curtailment                                    -            (12.7)            -              -
Impact of plan merger                                               -                -          26.7              -
------------------------------------------------------------------------------------------------------------------------
Benefit obligation at end of year                             2,457.0          2,236.2         306.8          269.7
------------------------------------------------------------------------------------------------------------------------

CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year                1,965.0          2,200.7         106.9          119.7
Actual return on plan assets                                    265.4           (142.4)         16.5          (12.7)
Employer contributions1                                         113.6              4.3          20.3           16.2
Participant contributions                                           -                -           4.2            4.0
Benefits paid1                                                 (101.6)           (97.6)        (20.4)         (20.3)
------------------------------------------------------------------------------------------------------------------------
Fair value of plan assets at end of year                      2,242.4          1,965.0         127.5          106.9
------------------------------------------------------------------------------------------------------------------------

Funded status                                                  (214.6)          (271.2)       (179.3)        (162.8)
Unrecognized prior service cost                                  30.3             33.6        (103.3)        (116.9)
Unrecognized net losses                                         192.1            225.9          56.9           71.9
Unrecognized net (asset) obligation at transition                (2.5)            (3.8)            -            0.1
------------------------------------------------------------------------------------------------------------------------
Prepaid (accrued) benefit cost, net                        $      5.3  $         (15.5)    $  (225.7)     $  (207.7)
========================================================================================================================
------------------------------------------------------------------------------------------------------------------------
Accumulated benefit obligation                             $  2,020.2      $   1,821.0           N/A            N/A
========================================================================================================================

          ________

          1 Employer contributions and benefits paid include only those amounts contributed directly to or paid directly from plan assets.

     Effective January 1, 2003, the pension plan was amended to improve benefits for certain participants, resulting in an increase in the projected benefit of $1.6 million. Two significant plan changes were enacted to the postretirement benefit plans as of December 31, 2002. The postretirement medical plan was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that benefit caps will increase by 3 percent per year, at which time the cap will be frozen. The postretirement death benefit plan was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.

     The plan sponsor and participating employers, including the Company, expect to contribute $130.0 million to the pension plan and $20.0 million to the postretirement benefit plan in 2004.

     Effective January 1, 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) raised IRS limits for benefits and salaries considered in qualified pension plans. The projected benefit obligation decreased by $11.5 million from December 31, 2001 due to the anticipation of the EGTRRA sunset provisions not recognized in the December 31, 2001 calculations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     On June 30, 2002, NMIC Medicare operations ceased, and all Medicare employees were terminated as Nationwide employees. Curtailment charges of $10.5 million and curtailment credits of $10.0 million were directly assigned to NMIC for the years ended December 31, 2003 and 2002 respectively.

     Weighted average assumptions used in calculating benefit obligations and the funded status of the pension plan and postretirement life and health care benefit plan as of the end of each period presented were as follows:

                                                             PENSION BENEFITS           POSTRETIREMENT BENEFITS
                                                        ----------------------------  -----------------------------
                                                            2003           2002           2003           2002
===================================================================================================================

Discount rate                                                  5.50%          6.00%          6.10%           6.60%
Rate of increase in future compensation levels                 4.00%          4.50%              -               -
Assumed health care cost trend rate:
Initial rate                                                       -              -        11.00%1         11.30%1
Ultimate rate                                                      -              -         5.20%1          5.70%1
Declining period                                                   -              -       11 YEARS        11 Years
-------------------------------------------------------------------------------------------------------------------


          ________
          1 The 2003 initial rate is 12.0% for participants over age 65, with an ultimate rate of 5.6% and the 2002 initial rate is 12.3% for participants over age 65, with an ultimate rate of 6.3%.

     The Company uses a December 31 measurement date for all plans.

     The asset allocation for the pension plan as a whole at the end of 2003 and 2002, and the target allocation for 2004, by asset category, are as follows:

                                                                                 TARGET
                                                                          ALLOCATION PERCENTAGE       PERCENTAGE OF PLAN ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Asset Category                                                                    2004                  2003             2002
===================================================================================================================================
Equity Securities                                                                40 - 65                      45%              43%
Debt Securities                                                                  25 - 50                      55%              57%
Real Estate                                                                       0 - 10                       0%               0%
Total                                                                                  -                     100%             100%
===================================================================================================================================


     The plan employs a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. Plan language requires investment in a group annuity contract backed by fixed investments with an interest rate guarantee to match liabilit ies for specific classes of retirees. On a periodic basis, the portfolio is analyzed to establish the optimal mix of assets given current market conditions given the risk tolerance. In the most recent study, asset sub-classes were considered in debt securities (diversified US investment grade bonds, diversified high-yield US securities, and international fixed income, emerging markets, and commercial mortgage loans) and equity investments (domestic equities, private equities, international equities, emerging market equities and real estate investments). Each asset sub-class chosen contains a diversified blend of securities from that sub-class. Investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The asset allocation for the other postretirement life and healthcare benefit plan as a whole at the end of 2003 and 2002, and the target allocation for 2004, by asset category, are as follows:

                                                                               TARGET
                                                                        ALLOCATION PERCENTAGE       PERCENTAGE OF PLAN ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Asset Category                                                                  2004                  2003             2002
=================================================================================================================================
                                                                                     -
Equity Securities                                                              50 - 80                 59%               53%
Debt Securities                                                                20 - 50                 35%               39%
Other                                                                           0 - 10                  6%                8%
Total                                                                                -                100%              100%
=================================================================================================================================


         The other postretirement life and health care benefit plan employs a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. Plan investments for retiree life insurance benefits include a retiree life insurance contract issued by NLIC and for retiree medical liabilities both a group annuity contract issued by NLIC backed by fixed investments with an interest rate guarantee and a separate account invested in diversified US equities. The investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

         The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2003, 2002 and 2001 were as follows:

(in millions)                                                                    2003            2002             2001
========================================================================================================================

Service cost (benefits earned during the period)                           $     104.0    $      103.3   $        89.3
Interest cost on projected benefit obligation                                    131.7           135.6           129.1
Expected return on plan assets                                                  (156.7)         (178.6)         (183.8)
Recognized gains                                                                   0.1               -            (7.8)
Amortization of prior service cost                                                 4.5             4.4             3.2
Amortization of unrecognized transition asset                                     (1.3)           (1.3)           (1.3)
------------------------------------------------------------------------------------------------------------------------
       Net periodic pension cost                                            $     82.3    $       63.4   $        28.7
========================================================================================================================


     Weighted average assumptions used in calculating the net periodic pension cost, set at the beginning of each year, for the pension plan were as follows:

                                                                             2003           2002           2001
====================================================================================================================

Weighted average discount rate                                              6.00%          6.50%          6.75%
Rate of increase in future compensation levels                              4.50%          4.75%          5.00%
Expected long-term rate of return on plan assets                            7.75%          8.25%          8.00%
--------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets. This process is integrated with the determination of other economic assumptions such as discount rate and salary scale. Historical markets are studied and long-term historical relationships between equities and fixed-income are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run called a risk premium. Historic risk premiums are used to develop expected real rates of return of each asset sub-class. The expected real rates of return, reduced for investment expenses, are applied to the target allocation of each asset sub-class to produce an expected real rate of return for the target portfolio. This expected real rate of return will vary by plan and will change when the plan's target investment portfolio changes. Current market factors such as inflation and interest rates are incorporated in the process as follows. For a given measurement date, the discount rate is set by reference to the yield on high-quality corporate bonds to approximate the rate at which plan benefits could effectively be settled. The historic real rate of return is subtracted from these bonds to generate an assumed inflation rate. The expected long-term rate of return for plan assets is the assumed inflation rate plus the expected real rate of return. This process effectively sets the expected return for the plan's portfolio at the yield for the reference bond portfolio, adjusted for expected risk premiums of the target asset portfolio. Given the prospective nature of this calculation, short-term fluctuations in the market do not impact the expected risk premiums. However, as the yield for the reference bond fluctuates, the assumed inflation rate and the expected long-term rate are adjusted in tandem.

     In 2002, the pension plan's target investment portfolio was modified based on the recommendations of a pension optimization study. This change in investment strategy is expected to increase long-term real rates of return 0.50% while maintaining the same aggregate risk level. For this reason, the expected long-term rate of return was increased to 8.25% in 2002 from 8.00% in 2001.

     The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2003, 2002 and 2001 were as follows:

(in millions)                                                                 2003           2002           2001
=====================================================================================================================
Service cost (benefits attributed to employee service during the year)        $ 9.9         $ 13.2         $ 12.6
Interest cost on accumulated postretirement benefit obligation                 19.5           22.5           21.4
Expected return on plan assets                                                 (8.0)          (9.2)          (9.6)
Amortization of unrecognized transition obligation of affiliates                  -            0.6            0.6
Net amortization and deferral                                                  (9.9)          (0.5)          (0.4)
---------------------------------------------------------------------------------------------------------------------
NPPBC                                                                         $11.5         $ 26.6         $ 24.6
=====================================================================================================================


     Weighted average actuarial assumptions used for the measurement of the NPPBC, set at the beginning of each year, for the postretirement benefit plan for 2003, 2002 and 2001 were as follows:

                                                                                      2003           2002           2001
==========================================================================================================================

Discount rate                                                                         6.60%          7.25%          7.50%
Long-term rate of return on plan assets                                               7.50%          7.75%          8.00%
Assumed health care cost trend rate:
Initial rate                                                                         11.30% 1        11.00% 1       11.00%
Ultimate rate                                                                         5.70% 1        5.50%  1       5.50%
Declining period                                                                   11 YEARS        4 Years        4 Years
--------------------------------------------------------------------------------------------------------------------------

1 The 2003 initial rate is 12.0% for participants over age 65, with an ultimate rate of 5.6% and the 2002 initial rate is 12.3% for participants over age 65, with an ultimate rate of 6.3%.

     Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations and expense for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2003 and on the NPPBC for the year ended December 31, 2003 was not calculated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Company, together with other affiliated companies, sponsors defined contribution retirement savings plans covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 22%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company's expense for contributions to these plans totaled $5.5 million, $5.7 million and $5.6 million for 2003, 2002 and 2001, respectively, including $0.5 million and $0.4 million related to discontinued operations for 2002 and 2001, respectively.

(14) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

     The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements for all periods presented herein.

     The statutory capital and surplus of NLIC as of December 31, 2003 and 2002 was $2.23 billion and $1.61 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2003, 2002 and 2001 was $444.4 million, $92.5 million and $83.1 million, respectively.

     The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of January 1, 2004, based on statutory financial results as of and for the year ended December 31, 2003, NLIC could pay dividends totaling $284.4 million without obtaining prior approval. In February 2004, NLIC obtained prior approval from the Ohio Department of Insurance to pay a dividend to NFS in the amount of $75.0 million because the December 31, 2003 statutory financial statements had not been filed at the time of the dividend.

     In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

     The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


(15) RELATED PARTY TRANSACTIONS

     Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2003, 2002 and 2001, the Company made payments to NMIC and Nationwide Services Company, LLC, totaling $170.4 million, $135.6 million and $139.8 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

     NLIC has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $5.22 billion and $4.50 billion as of December 31, 2003 and 2002, respectively. Total revenues from these contracts were $138.9 million, $143.3 million and $150.7 million for the years ended December 31, 2003, 2002 and 2001, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $111.8 million, $114.8 million and $122.5 million for the years ended December 31, 2003, 2002 and 2001, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

     Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered as investment options in certain of the Company's products. As of December 31, 2003 and 2002, customer allocations to GGI funds were $12.80 billion and $12.21 billion, respectively. For the years ended December 31, 2003 and 2002, GGI paid the Company $38.6 million and $35.3 million, respectively, for the distribution and servicing of these funds.

     NLIC has a reinsurance agreement with NMIC whereby all of NLIC's accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by NLIC, although a fee is paid to NLIC for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2003, 2002 and 2001 were $286.7 million, $325.0 million and $200.7 million, respectively, while benefits, claims and expenses ceded were $247.5 million, $328.4 million and $210.1 million, respectively.

     Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $24.8 million, $24.9 million and $26.4 million for the years ended December 31, 2003, 2002 and 2001, respectively.

     The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2003, 2002 and 2001, the Company made lease payments to NMIC and its subsidiaries of $17.5 million, $20.2 million and $18.7 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus interest. As of December 31, 2003 and 2002, the Company had no borrowings from affiliated entities under such agreements. During 2003, 2002 and 2001, the most the Company had outstanding at any given time was $126.0 million, $224.9 million and $368.5 million, respectively, and the Company incurred interest expense on intercompany repurchase agreements of $0.1 million, $0.3 million and $0.2 million for 2003, 2002 and 2001, respectively. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

     The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $205.9 million and $87.0 million as of December 31, 2003 and 2002, respectively, and are included in short-term investments on the accompanying consolidated balance sheets. For the years ending December 31, 2003, 2002 and 2001, the Company paid NCMC fees and expenses totaling $0.3 million, $0.3 million and $0.4 million, respectively.

     Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for each of the years in the three year period ended December 31, 2003 were $62.0 million, $50.3 million and $52.9 million, respectively.

     Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in note 9, beginning October 1, 2002, NLIC files a consolidated federal income tax return with NLAIC. Total payments to (from) NMIC were $71.0 million and $(45.4) million for the years ended December 31, 2002 and 2001, respectively. Total payments to (from) NLAIC were $(2.7) million and $0 for the years ended December 31, 2003 and 2002, respectively.

     In the third quarter of 2003, NLIC received a capital contribution of 100% of the common stock of Nationwide Retirement Plan Solutions (NRPS) from NFS. The capital contribution was valued at $0.2 million. Immediately after receipt of this capital contribution, NRPS was dissolved into NLIC.

     In first quarter 2003 NLIC received a $200.0 million capital contribution from NFS for general corporate purposes.

     In 2003 and 2002, NLIC paid dividends of $60.0 million and $35.0 million, respectively, to NFS. During 2003 and 2002 NLIC paid dividends in the form of return of capital of $100.0 million and $475.0 million to NFS, respectively. Furthermore, in February 2004, NLIC paid a $75.0 million dividend to NFS.

     In addition, in June 2002, NLIC paid a dividend to NFS in the form of all of the shares of common stock of NSI, a wholly owned broker/dealer subsidiary. Therefore, the results of the operations of NSI have been reflected as discontinued operations for all periods presented. This was a transaction between related parties and therefore was recorded at carrying value, $10.0 million, of the underlying components of the transaction rather than fair value. Such amount represents a non-cash transaction that is not reflected in the Consolidated Statement of Cash Flows.

     In December 2001, NLIC issued NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC issued NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. In December 2003, NLIC issued NFS a 6.75%, $100.0 million surplus note maturing December 23, 2033. The Company made interest payments on surplus notes to NFS totaling $47.1 million and $30.1 million in 2003 and 2002, respectively. In addition, the Company made interest payments on unsecured notes to NFS totaling less than $0.1 million and $0.5 million in 2003 and 2002, respectively. As of December 31, 2003 there were no outstanding balances on unsecured notes to NFS.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     During 2001, the Company entered into a transaction with NMIC, whereby it sold 78% of its interest in a limited partnership (representing 49% of the limited partnership) to NMIC for $158.9 million. As a result of this sale, the Company recorded a realized gain of $44.4 million, and related tax expense of $15.5 million. During 2002, the Company entered into transactions with NMIC and Nationwide Indemnity Company (NIC), whereby it sold 100% of its remaining interest in the limited partnership (representing 15.11% of the limited partnership) to NMIC and NIC for a total of $54.5 million. As a result of this sale, the Company recorded a realized gain of $23.2 million and related tax expense of $8.1 million. The sales prices for each transaction, which were paid in cash, represented the fair value of the portions of limited partnership interests that were sold and were based on valuations of the limited partnership and its underlying investments as of the effective dates of the transactions. The valuations were completed by qualified management of the limited partnership and utilized a combination of internal and independent valuations of the underlying investments of the limited partnership. Additionally, senior financial officers and the Boards of Directors of the Company and NMIC separately reviewed, through their respective Finance Committees, and approved the process and methodology of the valuations prior to the execution of these transactions. The Company no longer holds an economic or voting interest in the limited partnership.

(16) BANK LINES OF CREDIT

     The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five-year $700.0 million agreement maturing in May of 2005 and a 364 day $300.0 million agreement maturing in May of 2004 with a group of financial institutions. The Company and NMIC intend to renew both parts of the credit facility in 2004. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility contains covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $1.69 billion and NLIC maintain statutory surplus in excess of $935.0 million. The Company had no amounts outstanding under this agreement as of December 31, 2003. NLIC is currently required to maintain an available credit facility equal to 50% of any amounts outstanding under its $500.0 million commercial paper program. Therefore, availability under the aggregate $1.00 billion credit facility is reduced by an amount equal to 50% of any commercial paper outstanding. NLIC had $199.8 million of commercial paper outstanding as of December 31, 2003.

     Also, the Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The maximum amount available under the agreement is $100.0 million. The borrowing rate on this program rate is equal to fed funds plus 3 basis points. There were no amounts outstanding under this agreement as of December 31, 2003.

(17) CONTINGENCIES

     On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court by plaintiff Mercedes Castillo that challenged the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint was brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates, which were allegedly used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs. On November 4, 2002, the Court issued a decision granting the Company's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification was moot. Following appeal by the plaintiff, both of those decisions were affirmed by the Ohio Court of Appeals on September 9, 2003. The plaintiff filed a notice of appeal of the decision by the Ohio Court of Appeals on October 24, 2003. The Ohio Supreme Court announced on January 21, 2004 that the appeal was not accepted and the time for reconsideration has expired.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     On October 31, 2003, a lawsuit seeking class action status containing allegations similar to those made in the Castillo case was filed against NLIC in Arizona federal court by plaintiff Robert Helman (Robert Helman et al v. Nationwide Life Insurance Company et al). This lawsuit is in a very preliminary stage and the Company is of evaluating its merits. The Company intends to defend this lawsuit vigorously.

     On August 15, 2001, the Company was named in a lawsuit filed in Connecticut federal court (Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company). The plaintiffs first amended their complaint on September 6, 2001 to include class action allegations, and have subsequently amended their complaint twice. As amended, in the current complaint, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. Plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts, and that the Company acquired and breached ERISA fiduciary duties by accepting service payments from certain mutual funds that allegedly consisted of or diminished those ERISA plan assets. The complaint seeks disgorgement of some or all of the fees allegedly received by the Company and other unspecified relief for restitution, along with declaratory and injunctive relief and attorneys' fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Plaintiffs filed a supplement to that motion on September 19, 2003. The Company opposed that motion on December 24, 2003. On January 30, 2004, the Company filed its Revised Memorandum in Support of Summary Judgment, and a Motion Requesting that the Court Decide Summary Judgment before Class Certification. Plaintiffs are opposing that motion. The Company intends to defend this lawsuit vigorously.

     On May 1, 2003, a class action was filed against NLIC in the United States District Court for the Eastern District of Louisiana, (Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company). The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by NLIC. Plaintiff alleges that NLIC represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. Plaintiff claims that NLIC has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. Plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by NLIC between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. The Company's motion to dismiss the complaint was granted by the Court on October 28, 2003. Plaintiff has appealed that dismissal.

     On January 21, 2004, the Company was named in a lawsuit filed in the U.S. District Court for the Northern District of Mississippi (United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z). In its complaint, the plaintiff alleges that the Company and/or its affiliated life insurance companies (1) tortiously interfered with the plaintiff's contractual and fiduciary relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W & R Insurance Agency, Inc. (collectively, "Waddell & Reed"), (2) conspired with and otherwise caused Waddell & Reed to breach its contractual and fiduciary obligations to the plaintiff, and (3) tortiously interfered with the plaintiff's contractual relationship with policyholders of insurance policies issued by the plaintiff. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, and costs and disbursements, including attorneys' fees. The plaintiff seeks to have each defendant judged jointly and severally liable for all damages. This lawsuit is in a very preliminary stage, and the Company intends to defend it vigorously.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The financial services industry, including mutual fund, variable annuity and distribution companies have been the subject of increasing scrutiny by regulators, legislators, and the media over the past year. Numerous regulatory agencies, including the United States Securities and Exchange Commission and the New York Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund companies on those issues. Investigations and enforcement actions have also been commenced, on a smaller scale, regarding the sales practices of mutual fund and variable annuity distributors. These legal proceedings are expected to continue in the future. These investigations and proceedings could result in legal precedents, as well as new industry-wide legislation, rules, or regulations, that could significantly affect the financial services industry, including variable annuity companies. The Company has been contacted by regulatory agencies for information relating to market timing, late trading, and sales practices. The Company is cooperating with these regulatory agencies and is responding to those information requests.

     There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.

(18) SECURITIZATION TRANSACTIONS

     To date, the Company has sold $290.1 million of credit enhanced equity interests in Tax Credit Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to third party investors ranging from 5.10% to 5.25% and as of December 31, 2003 held guarantee reserves totaling $2.9 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. To the extent that the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions.

     The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $824.2 million. The Company does not anticipate making any payments related to the guarantees.

     At the time of the sales, $4.3 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant among other criteria. Properties meeting the necessary criteria are considered to have "stabilized." The properties are evaluated regularly and upon stabilizing, the collateral is released. During 2003 and 2002, $3.1 million and $0.5 million of stabilization collateral had been released into income, respectively.

     To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of any and/or all of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(19) SEGMENT INFORMATION

     The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments: Individual Annuity, Institutional Products and Life Insurance. In addition, the Company reports certain other revenues and expenses in a Corporate segment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Individual Annuity segment consists of individual The BEST of AMERICA(R) and private label deferred variable annuity products, deferred fixed annuity products and income products. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

     The Institutional Products segment is comprised of the Company's private and public sector group retirement plans, medium-term note program and structured products initiatives. The private sector includes the 401(k) business generated through fixed and variable annuities. The public sector includes the Internal Revenue Code Section 457 business in the form of fixed and variable annuities.

     The Life Insurance segment consists of investment life products, including individual variable life and COLI products, traditional life insurance products and universal life insurance. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

     In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, unallocated expenses and interest expense on debt and expenses of the Company's non-insurance subsidiaries not reported within the three product segments. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items in the Corporate segment, but does not consider them as part of pre-tax operating earnings.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

         The following tables summarize the financial results of the Company's business segments for the years ended December 31, 2003, 2002 and 2001.

                                                       INDIVIDUAL         INSTITUTIONAL     LIFE
(in millions)                                           ANNUITY             PRODUCTS      INSURANCE   CORPORATE     TOTAL
===========================================================================================================================

2003
Net investment income                                  $      807.9  $      787.7  $      324.3 $     60.1   $     1,980.0
Other operating revenue                                       517.7         162.3         536.2        0.4         1,216.6
Net realized losses on investments, hedging                       -             -             -     (100.8)         (100.8)
   instruments and hedged items
---------------------------------------------------------------------------------------------------------------------------
   Total  operating revenues                                1,325.6         950.0         860.5      (40.3)        3,095.8
---------------------------------------------------------------------------------------------------------------------------

Interest credited to policyholder account values              602.5         512.3         185.6          -         1,300.4
Amortization of deferred policy acquisition costs             228.4          45.6        101.9           -           375.9
Interest expense on debt, primarily with NFS                      -             -             -       48.4            48.4
Other benefits and expenses                                   324.0         183.1         423.0        6.6           936.7
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                              1,154.9         741.0         710.5       55.0         2,661.4
---------------------------------------------------------------------------------------------------------------------------

Income from continuing operations before federal
   income tax expense                                         170.7         209.0         150.0      (95.3)  $        434.4
                                                                                                            ===============
Net realized losses on investments, hedging
   instruments and hedged items                                   -             -             -      100.8
------------------------------------------------------------------------------------------------------------
Pre-tax operating earnings 1                           $      170.7  $      209.0  $      150.0 $      5.5
============================================================================================================
------------------------------------------------------------------------------------------------------------
Assets as of period end                                $   49,392.5  $   33,837.4  $   11,243.5 $  6,097.5   $   100,570.9
===========================================================================================================================

2002
Net investment income                                  $      668.5  $      800.2  $      328.6 $     41.2   $     1,838.5
Other operating revenue                                       526.2         177.9         537.7        0.7         1,242.5
Net realized losses on investments, hedging
   instruments and hedged items                                   -             -             -      (84.4)          (84.4)
---------------------------------------------------------------------------------------------------------------------------
   Total operating revenues                                 1,194.7         978.1         866.3      (42.5)        2,996.6
---------------------------------------------------------------------------------------------------------------------------

Interest credited to policyholder account values              505.9         548.9         186.4          -         1,241.2
Amortization of deferred policy acquisition costs             528.2          53.7          88.2          -           670.1
Interest expense on debt, primarily with NFS                      -             -             -       36.0            36.0
Other benefits and expenses                                   283.4         172.1         420.2        4.1           879.8
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                              1,317.5         774.7         694.8       40.1         2,827.1
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before
   federal income tax expense                                (122.8)        203.4         171.5      (82.6)          169.5
                                                                                                            ===============
Net realized losses on investments, hedging
   instruments and hedged items                                   -             -             -       84.4
---------------------------------------------------------------------------------------------------------------------------
Pre-tax operating (loss) earnings 1                    $     (122.8) $      203.4  $      171.5 $      1.8
===========================================================================================================================
---------------------------------------------------------------------------------------------------------------------------
Assets as of period end                                $   40,830.0   $  30,440.7  $    9,676.3 $  5,075.6   $    86,022.6
===========================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                                                       INDIVIDUAL         INSTITUTIONAL     LIFE
(in millions)                                           ANNUITY             PRODUCTS      INSURANCE   CORPORATE     TOTAL
===========================================================================================================================

2001
Net investment income                                  $      534.7  $      847.5  $      323.3 $     19.2   $     1,724.7
Other operating revenue                                       556.0         209.4         511.5       (0.3)        1,276.6
Net realized losses on investments, hedging
   instruments and hedged items                                   -           -               -      (18.3)          (18.3)
---------------------------------------------------------------------------------------------------------------------------
   Total operating revenues                                 1,090.7       1,056.9         834.8        0.6         2,983.0
---------------------------------------------------------------------------------------------------------------------------

Interest credited to policyholder account values              433.2         627.8         177.7          -         1,238.7
Amortization of deferred policy acquisition costs             220.0          47.6          80.3          -           347.9
Interest expense on debt primarily with NFS                       -             -             -        6.2             6.2
Other benefits and expenses                                   206.1         170.2         387.1       (2.1)          761.3
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                                859.3         845.6         645.1        4.1         2,354.1
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before               231.4         211.3         189.7       (3.5)  $       628.9
   federal income tax expense
                                                                                                               ============
Net realized losses on investments, hedging
   instruments and hedged items not related
   to securitizations                                             -             -             -       20.2
---------------------------------------------------------------------------------------------------------------------------
Pre-tax operating earnings 1                           $      231.4  $    211.3    $      189.7 $     16.7
===========================================================================================================================
---------------------------------------------------------------------------------------------------------------------------
                                                                                                          2
Assets as of period end                                $   43,885.4  $ 34,130.1    $    9,129.0 $  4,010.1   $    91,154.6
===========================================================================================================================

     ____________
     1 Excludes net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items, discontinued operations and cumulative effect of adoption of accounting principles.

     2    Inclues $24.8 million of assets related to discontinued operations.

     The Company has no significant revenue from customers located outside of the U.S. nor does the Company have any significant long-lived assets located outside the U.S.

(20) VARIABLE INTEREST ENTITIES

     As of December 31, 2003, the Company has relationships with eight VIEs where the Company is the primary beneficiary. Each of these VIEs is a conduit that assists the Company in structured products transactions. One of the VIEs is used in the securitization of mortgage loans, while the others are involved in the sale of Low-Income-Housing Tax Credit Funds (Tax Credit Funds) to third-party investors where the Company provides guaranteed returns (See note 18). The Company has not yet adopted FIN 46 or FIN 46R as it relates to these VIEs. As such, these VIEs and their results of operations are not included in the consolidated financial statements.

     The net assets of these VIEs totaled $176.1 million as of December 31, 2003. The most significant components of net assets are $58.7 million of mortgage loans on real estate, $241.9 million of other long-term investments, $37.9 million in other assets, $59.2 million of short-term debt and $103.3 million of other liabilities. The total exposure to loss on these VIEs where the Company may be the primary beneficiary is less than $0.1 million as of December 31, 2003.

     For the mortgage loan VIE, which is the VIE to which the short-term debt relates to, the creditors have no recourse against the Company in the event of default by the VIE.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     In addition to the VIEs described above, the Company also holds variable interests, in the form of limited partnership (LP) or similar investments, in a number of tax credit funds. These investments have been held by the Company for periods of 1 to 7 years and allow the Company to experience certain tax credits and other tax benefits from affordable housing projects. The Company also has certain investments in securitization transactions that qualify as VIEs, but for which the Company is not the primary beneficiary. The total exposure to loss on these VIEs where the Company is not the primary beneficiary is $44.2 million as of December 31, 2003.

(21) SUBSEQUENT EVENT

     As discussed in note 2(n), the Company adopted SOP 03-1 effective January 1, 2004. In connection with this adoption, the following cumulative effect adjustments are expected to be recorded in the 2004 consolidated financial statements.

(in millions)                                                                                                     JANUARY 1, 2004
==================================================================================================================================

Increase in future policy benefits - ratchet interest crediting                                                           $ (12.3)
Increase in future policy benefits - secondary guarantees - life insurance                                                   (2.4)
Increase in future policy benefits - GMDB claim reserves                                                                     (1.8)
Increase in future policy benefits - GMIB claim reserves                                                                     (1.0)
Deferred acquisition costs related to above                                                                                  12.4
Deferred federal income taxes                                                                                                 1.8
Cumulative effect of adoption of accounting principle, net of tax                                                          $ (3.3)
==================================================================================================================================


     Under SOP 03-1, the Company's GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company will regularly evaluate estimates used and will adjust the additional liability balance as appropriate, with a related charge or credit to other benefits and claims, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB claim reserves upon adoption of SOP 03-1:

          o Data used was based on a combination of historical numbers and future projections involving 250 stochastically generated investment performance scenarios

          o    Mean gross equity performance of 8.1%

          o    Equity volatility of 18.7%

          o    Mortality - 100% of Annuity 2000 table

          o    Discount rate of 8.0%

          Lapse rate assumptions vary by duration as shown below:

DURATION         1         2         3          4         5          6         7         8          9        10+
---------------------------------------------------------------------------------------------------------------------

Minimum          4.50%     5.50%      6.50%     8.50%     10.50%    10.50%    10.50%     17.50%    17.50%     17.50%
MAXIMUM          4.50%     8.50%     11.50%    17.50%     22.50%    22.50%    22.50%     22.50%    22.50%     19.50%


     GMABs are considered derivatives under SFAS 133 resulting in the related liabilities being recognized at fair value with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 claim reserve.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The GMIB claim reserves will be determined each period by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company will regularly evaluate estimates used and will adjust the additional liability balance as appropriate, with a related charge or credit to other benefits and claims, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating the GMIB claim reserves are consistent with those used for calculating the GMDB claim reserves. In addition, the calculation of the GMIB claim reserves assumes utilization ranges from a low of 3% when the contract holder's annuitization value is 10% in the money to 100% utilization when the contract holder is 90% in the money.

PART C. OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

          (a) All financial statements are included in Parts A and B of the Registration Statement:



                           Nationwide Variable Account:

                               Independent Auditors' Report.

                               Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2003.

                               Statements of Operations for the year
                               ended December 31, 2003.

                               Statements of Changes in Contract
                               Owners' Equity for the years ended
                               December 31, 2003 and 2002.

                               Notes to Financial Statements.


                           Nationwide Life Insurance Company and subsidiaries:

                               Independent Auditors' Report.

                               Consolidated Balance Sheets as of December
                               31, 2003 and 2002.

                               Consolidated Statements of Earnings for the years ended December 31, 2003, 2002 and 2001.

                               Consolidated Statements of Shareholder's Equity for the years ended December 31, 2003, 2002 and 2001.

                               Consolidated Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001.

                               Notes to Consolidated Financial Statements.

          (b)  Exhibits

               (1)  Resolution of the Depositor's Board of
                    Directors authorizing the establishment
                    of the Registrant                                   *

               (2)  Not Applicable

               (3)  Underwriting or Distribution of contracts between
                    the Depositor and Principal Underwriter             **

               (4)  The form of the variable annuity contract           *

               (5)  Variable Annuity Application                        *

               (6)  Articles of Incorporation of Depositor              *

               (7)  Not Applicable

               (8)  Not Applicable

               (9)  Opinion of Counsel *

               (10) Not Applicable

               (11) Not Applicable

               (12) Not Applicable

                *Filed previously with this Registration Statement (1933 Act File No. 2-58043) and hereby incorporated by reference.

                **Filed previously with Post-Effective Amendment No. 36 to the Registration Statement (1933 Act File No. 2-58043) and hereby incorporated by reference.

Item 25.          DIRECTORS AND OFFICERS OF THE DEPOSITOR


                  Arden L. Shisler, Director and Chairman of the Board
                  W.G. Jurgensen, Director and Chief Executive Officer
                  Joseph J. Gasper, Director, President and Chief Operating
                        Officer
                  Mark R. Thresher, President and Chief Operating Officer-Elect
                        and Chief Financial Officer
                  Patricia R. Hatler, Executive Vice President, General Counsel
                        and Secretary
                  Terri L. Hill, Executive Vice President-Chief Administrative
                        Officer
                  Michael C. Keller, Executive Vice President-Chief Information
                        Officer
                  Kathleen D. Ricord, Executive Vice President-Chief Marketing
                        Officer
                  Robert A. Rosholt, Executive Vice President-Chief Finance and
                        Investment Officer
                  W. Kim Austen, Senior Vice President-Property and Casualty
                        Commercial/Farm Product Pricing
                  David A. Diamond, Senior Vice President
                  Dennis P. Drent, Senior Vice President-Internal Audits
                  Philip C. Gath, Senior Vice President-Chief Actuary-Nationwide
                         Financial
                  J. Lynn Greenstein, Senior Vice President-Property and
                        Casualty Personal Lines Product Pricing
                  Kelly A. Hamilton, Senior Vice President-NI Finance
                  David K. Hollingsworth, Senior Vice President-President-
                        Nationwide Insurance Sales
                  David R. Jahn, Senior Vice President-Property and Casualty
                        Claims
                  Richard A. Karas, Senior Vice President-Sales-Financial
                        Services
                  M. Eileen Kennedy, Senior Vice President-NF Finance
                  Gale V. King, Senior Vice President-Property and Casualty
                        Human Resources
                  Srinivas Koushik, Senior Vice President-Chief Technology
                        Officer
                  Gregory S. Lashutka, Senior Vice President-Corporate Relations Gary D. McMahan, Senior Vice President
                  Brian W. Nocco, Senior Vice President and Treasurer
                  Mark D. Phelan, Senior Vice President-Technology and
                        Operations
                  John S. Skubik, Senior Vice President-Consumer Finance Katherine A. Stumph, Senior Vice President-Marketing,
                        Strategy and Urban Market Operations
                  Mark D. Torkos, Senior Vice President-Property and Casualty
                        Systems
                  Richard M. Waggoner, Senior Vice President-Operations
                  Robert O. Wilson, Senior Vice President-Corporate Strategy Susan A. Wolken, Senior Vice President-Product Management and
                        Nationwide Financial Marketing
                  James G. Brocksmith, Jr., Director
                  Henry S. Holloway, Director
                  James F. Patterson, Director
                  Gerald D. Prothro, Director
                  Joseph A. Alutto, Director
                  Donald L. McWhorter, Director
                  Arden L. Shisler, Director
                  Alex Shumate, Director
                  Lydia M. Marshall, Director
                  David O. Miller, Director
                  Martha J. Miller de Lombera, Director

                  The business address of the Directors and Officers of the Depositor is:
                  One Nationwide Plaza, Columbus, Ohio 43215


------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                            The company is inactive and formerly registered as
                                                                                an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                            This company is registered as a broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company       Pennsylvania                            The company is registered as a broker-dealer and
                                                                                investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                           Established to grant proper licensing to former
  Massachusetts, Inc.                                                           Provident Mutual Companies in Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas, Inc.  Texas                                   Established to grant proper licensing to former
                                                                                Provident Mutual Companies in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Companies, Inc. (The)          Texas                                   This company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Company (The)                  Texas                                   The company is a third-party administrator providing
                                                                                record keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                   The company is an investment advisor registered with
                                                                                the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.      Texas                                   The company is a broker-dealer registered with the
                                                                                National Association of Securities Dealers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency, Inc.                Delaware                                The company is an insurance agency marketing life
                                                                                insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency of Ohio, Inc.        Ohio                                    The company is an insurance agency marketing life
                                                                                insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance Ltd.                 Turks & Caicos                          The company is in the business of reinsurance of
                                        Islands                                 mortgage guaranty risks.
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                    The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                    The company provides general printing services to
                                                                                its affiliated companies as well as to unaffiliated
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General Agency Company         Iowa                                    The company acts as a general agent and surplus
                                                                                lines broker for property and casualty insurance
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                    The company engages in the direct marketing of
  Company                                                                       property and casualty insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                    The company is a property and casualty insurance
                                                                                holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                    The company underwrites general property and
  Insurance Company                                                             casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                   The company acts as a managing general agent to
                                                                                place personal and commercial automobile insurance
                                                                                with Colonial County Mutual Insurance Company for
                                                                                the independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                    The company engages in promoting, extending, and
                                                                                strengthening cooperative insurance organizations
                                                                                throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO Insurance Company                Iowa                                    The company underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  AMH Investments                       England and Wales                       The company provides benefits to a number of
                                                                                associates.
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                 The company is an underwriting manager for ocean
                                                                                cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings, plc        England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     United Kingdom                          The company is an investment holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                              The company is a small captive insurance brokerage
                                                                                firm serving principally, but not exclusively, the
                                                                                "traditional" agent producers of Crestbrook
                                                                                Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                              The company was originally incorporated to assist
                                                                                agents and affiliated companies in account
                                                                                completion for marketing products of Crestbrook
                                                                                Insurance Company. The agency also assisted other
                                                                                in-house agencies in a brokerage capacity to
                                                                                accommodate policyholders.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Holding, Inc.                 Delaware                                The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Coda Capital Management, LLC          Pennsylvania                            The company is a convertible bond manager.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual Insurance      Texas                                   The company underwrites non-standard automobile and
  Company                                                                       motorcycle insurance and various other commercial
                                                                                liability coverages in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                                The company is an insurance agency that sells and
                                                                                services commercial insurance.  The company also
                                                                                provides loss control and compliance consulting
                                                                                services and audit, compilation, and tax preparation
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                                The purpose of the company is to create a captive
                                                                                distribution network through which affiliates can
                                                                                sell multi-manager investment products, insurance
                                                                                products and sophisticated estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Crestbrook Insurance Company          Ohio                                    The company is an Ohio-based multi-line insurance
                                                                                corporation that is authorized to write persona,
                                                                                automobile, homeowners and commercial insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited             England and Wales                       The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Dancia Life S.A.                      Luxembourg                              The purpose of this company is to carry out, on its
                                                                                own behalf or on behalf of third parties, any
                                                                                insurance business including coinsurance,
                                                                                reinsurance relating to human life, whether
                                                                                undertaken in Luxembourg or abroad, all real estate
                                                                                business and all business relating to movable
                                                                                assets, all financial business, and other business
                                                                                related directly to the company's objectives which
                                                                                would promote or facilitate the realization of the
                                                                                company's objectives.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                                The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                    The company underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                              The purpose of the company is to sell property and
                                                                                casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                   The purpose of the company is to sell property and
  LLC                                                                           casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency, Inc.            California                              The company places pet insurance business not
                                                                                written by Veterinary Pet Insurance Company outside
                                                                                of California with National Casualty Company.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Life, SA                   Luxembourg                              The company writes life insurance including
                                                                                coinsurance and reinsurance, with the ability to
                                                                                write policies and contracts.
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                    The company is an insurance agency that places
                                                                                business not written by the Farmland Insurance
                                                                                Companies with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                    The company provides property and casualty insurance
  Company                                                                       primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England and Wales                       The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                 The company is an insurance agency marketing life
  Agency of Alabama, Inc.                                                       insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                    The company is an insurance agency marketing life
  Agency of Ohio, Inc.                                                          insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Oklahoma                                The company is an insurance agency marketing life
  Agency of Oklahoma, Inc.                                                      insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                   The company is an insurance agency marketing life
  Agency of Texas, Inc.                                                         insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Securities         Oklahoma                                The company is a limited broker-dealer doing
  Corporation                                                                   business solely in the financial institutions
                                                                                market.
------------------------------------------------------------------------------------------------------------------------------------
  Florida Records Administrator, Inc.   Florida                                 The company administers the deferred compensation
                                                                                plan for the public employees of the State of
                                                                                Florida.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                            The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  G.I.L. Nominees Limited               England and Wales                       The company acts as a nominee. The company is
                                                                                dormant within the meaning of Section 249AA of the
                                                                                Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England and Wales                       The company is engaged as a general partner in a
                                                                                limited partnership formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England and Wales                       The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management Limited   England and Wales                       The company is engaged in investment management and
                                                                                advisory services to business, institutional and
                                                                                private investors.  The company has completed the
                                                                                transfer of its investment management activity to
                                                                                Gartmore Investment Limited
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services,       Delaware                                The company is a limited broker-dealer.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers,           Delaware                                The company acquires and holds interest in a
  LLC                                                                           registered investment advisor and provides
                                                                                investment management services.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey, Channel                         The company is engaged in investment administration
  International Limited                 Islands                                 and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited        England and Wales                       The company is engaged in authorized unit trust
                                                                                management and OEIC management.  It is also the
                                                                                authorized Corporate Director of the Gartmore OEIC
                                                                                Funds.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management,     Delaware                                The company operates as a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management      Delaware                                The company acts as a holding company for the
  Trust                                                                         Gartmore Group and as a registered investment
                                                                                advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.     Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners              Delaware                                The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Ventures, Inc.        Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Group Limited                England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts, and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery Fund    England and Wales                       The company is a general partner in two limited
  (G.P.) Limited                                                                partnerships formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited           England and Wales                       The company is engaged in investment management and
                                                                                advisory services to pension funds, unit trusts and
                                                                                other collective investment schemes, investment
                                                                                trusts and portfolios for corporate or other
                                                                                institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Management plc    England and Wales                       The company is an investment holding company and
                                                                                provides services to other companies within the
                                                                                Gartmore Group in the UK.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services GmbH     Germany                                 The company is engaged in marketing support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services Limited  England                                 The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                    The company provides transfer and dividend
                                                                                disbursing agent services to various mutual fund
                                                                                entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited                Japan                                   The company is the renamed survivor entity of the
                                                                                merger of Gartmore Investment Management Japan
                                                                                Limited and Gartmore NC Investment Trust Management
                                                                                Company Ltd. The company is engaged in the business
                                                                                of investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Managers (Jersey) Ltd        Jersey, Channel                         The company serves as the manager of four AIB Govett
                                        Islands                                 Jersey funds - AIB Grofunds Currency Funds Limited,
                                                                                Govett Securities & Investments Limited, Govett
                                                                                Singapore Growth Fund Limited and Govett Safeguard
                                                                                Funds Limited.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley & Associates, Inc.    Oregon                                  The company brokers or places book value maintenance
                                                                                agreements (wrap contracts) and guaranteed I
                                                                                contracts (GICs) for collective investment trusts
                                                                                and accounts.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital Management,   Oregon                                  The company is an investment advisor and stable
  Inc.                                                                          value money manager.
-------------------------------------x----------------------------------------------------------------------------------------------
  Gartmore Morley Financial Services,   Oregon                                  The company is a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital Trust    Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 1 General Partner Ltd.   Scotland                                The company is a Gartmore No. 1 General Partner to
                                                                                Scottish Limited Partnership, itself a general
                                                                                partner of Gartmore Direct Fund I Limited
                                                                                Partnership, a private equity investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 2 General Partner Ltd.   Scotland                                The company is a Gartmore No. 2 General Partner to
                                                                                Scottish Limited Partnership, itself a general
                                                                                partner of Gartmore Direct Fund I Limited
                                                                                Partnership, a private equity investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England and Wales                       The company acts as a nominee. The company is
                                                                                dormant within the meaning of Section 249AA of the
                                                                                Companies Act 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees Limited     England and Wales                       Until April 1999, the company acted as a trustee of
                                                                                the Gartmore Pension Fund established by Gartmore
                                                                                Investment Management plc, which was merged with the
                                                                                National Westminster Bank Pension Fund on April 1,
                                                                                1999. As a result all assets and liabilities of the
                                                                                Gartmore Pension Fund were transferred to the
                                                                                National Westminster Bank Fund. On November 22,
                                                                                2000, the company changed its name from Gartmore
                                                                                Pension Fund Trustees Limited to Gartmore Pension
                                                                                Trust Limited. On November 30, 2000, the company
                                                                                became the trustee of the Gartmore Pension Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview, LLC               Delaware                                The company provides customized solutions, in the
                                                                                form of expert advice and investment management
                                                                                services, to a limited number of institutional
                                                                                investors, through construction of hedge fund and
                                                                                alternative asset portfolios and their integration
                                                                                into the entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Securities Limited           England and Wales                       The company is engaged in investment holding and is
                                                                                a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Separate Accounts LLC        Delaware                                The company acts as an investment advisor registered
                                                                                with the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                  The company is an Oregon state bank with trust
                                                                                power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited                 England and Wales                       The company is a joint partner in Gartmore Global
                                                                                Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company             Ohio                                    The company provides services to employers for
                                                                                managing workers' and unemployment compensation
                                                                                matters and employee benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                  The company provides self-insurance administration,
  Nevada                                                                        claims examining and data processing services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                                The company provides workers'
  York, Inc.                                                                    compensation/self-insured claims administration
                                                                                services to employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus, Inc.       Ohio                                    The company provides medical management and cost
                                                                                containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT, LLC                          Delaware                                The company is a passive investment holder in
                                                                                Newhouse Special Situations Fund I, LLC for the
                                                                                purpose of allocation of earnings to Gartmore
                                                                                management team as it relates to the ownership and
                                                                                management of Newhouse Special Situations Fund I,
                                                                                LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                                This company holds insurance licenses in numerous
                                                                                states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                    The company is an insurance agency and provides
                                                                                commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Landmark Financial Services of New    New York                                The company is an insurance agency marketing life
  York, Inc.                                                                    insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                   The company acts as general agent to market
                                                                                non-standard automobile and motorcycle insurance for
                                                                                Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                           The company provides third-party administration
                                                                                services for workers compensation, automobile injury
                                                                                and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                               The company underwrites various property and
                                                                                casualty coverage, as well as individual and group
                                                                                accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                 It is organized for profit under the Companies Act
  America, Ltd.                                                                 of 1948 of England for the purpose of carrying on
                                                                                the business of insurance, reinsurance, indemnity,
                                                                                and guarantee of any and every kind, except life
                                                                                insurance; to act as underwriting agents and
                                                                                insurance manager in all of the respective branches,
                                                                                and to act as agent or manager for any insurance
                                                                                company, club, or association or for any underwriter
                                                                                or syndicate of underwriters and to purchase, take
                                                                                on, lease or in exchange, hire or otherwise acquire
                                                                                and hold for any estate or interest in any lands,
                                                                                buildings, easements, rights, privileges,
                                                                                concessions, patents, and any real or personal
                                                                                property of any kind necessary or convenient for the
                                                                                purposes in connection with the company's business
                                                                                or any branch or department thereof. This company is
                                                                                currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                    The company administers deferred compensation plans
  Inc.                                                                          for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                    The company is engaged in making residential (1-4
  Company                                                                       family) mortgage loans.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                  The company is a shell insurer with no active
  Company of America                                                            policies or liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                    The company invests in affordable multi-family
  LLC                                                                           housing projects throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                    The company provides property and casualty insurance
  Company                                                                       primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC                 Ohio                                    The purpose of the company is to develop Nationwide
                                                                                Arena and to engage in related Arena district
                                                                                development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England and Wales                       The company is a holding company of a group engaged
  Holdings, Ltd.                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                               The company underwrites non-standard automobile and
                                                                                motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                    This company is a holding company that funds/owns
                                                                                commercial mortgage loans for an interim basis,
                                                                                hedges the loans during the ownership period, and
                                                                                then sells the loans as part of a securitization to
                                                                                generate profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                    The company buys and sells investment securities of
  Company                                                                       a short-term nature as agent for other corporations,
                                                                                foundations, and insurance company separate
                                                                                accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                    The company holds investments in low-income housing
  Corporation, LLC                                                              funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                    The company acts primarily as a holding company for
                                                                                entities affiliated with Nationwide Mutual Insurance
                                                                                Company and Nationwide Mutual Fire Insurance
                                                                                Company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Credit Enhancement         Ohio                                    The company is currently a shell company.
  Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                    The company acts as an administrator of structured
  Company                                                                       settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                                The company engages in the business of an insurance
  Distributors Agency, Inc.                                                     agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                              The company engages in the business of an insurance
  Distributors Agency, Inc. of New                                              agency.
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                           The company engages in the business of an insurance
  Distributors Insurance Agency, Inc.                                           agency.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                 The company is a long-term insurer that issues
  (Bermuda) Ltd.                                                                variable annuity and variable life products to
                                                                                persons outside the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust                                                                 certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust II                                                              certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services, Inc.   Delaware                                The company acts primarily as a holding company for
                                                                                companies within the Nationwide organization that
                                                                                offer or distribute long-term savings and retirement
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. z o.o        Poland                                  The company provides distribution services for its
                                                                                affiliate Nationwide Towarzystwo Ubezpieczen na
                                                                                Zycie S.A. in Poland.
------------------------------------------------------------------------------------------------------------------------------------

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Structured       Ohio                                    The company serves to capture and report the results
  Products, LLC                                                                 of the structured products business unit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation                 Ohio                                    The not-for-profit company contributes to non-profit
                                                                                activities and projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General Insurance Company  Ohio                                    The company transacts a general insurance business,
                                                                                except life insurance. The corporation primarily
                                                                                provides automobile and fire insurance to select
                                                                                customers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                    The company acts as a support company for Nationwide
                                                                                Global Holdings, Inc. in its international
                                                                                capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                              This company is formed to issue shares of mutual
                                                                                funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Ohio                                    The company is a holding company for international
                                                                                operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc. -    Luxembourg                              It serves as an extension of Nationwide Global
  Luxembourg Branch                                                             Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                  The company acts as a holding company.
  Brazil Participacoes, LTDA
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Home Mortgage              Ohio                                    This company performs the marketing function for
  Distributors, Inc.                                                            Nationwide Advantage Mortgage Company.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Indemnity Company         Ohio                                    The company is involved in the reinsurance business
                                                                                by assuming business from Nationwide Mutual
                                                                                Insurance Company and other insurers within the
                                                                                Nationwide Insurance organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Wisconsin                               The company is an independent agency personal lines
  America                                                                       underwriter of property/casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                    The company transacts general insurance business
  Florida                                                                       except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                    The company provides administrative services for the
  LLC                                                                           product sales and distribution channels of
                                                                                Nationwide Mutual Insurance Company and its
                                                                                affiliated and subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                              The company is a special risk, excess and surplus
  Underwriters                                                                  lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment Services        Oklahoma                                This is a limited broker-dealer company doing
  Corporation                                                                   business in the deferred compensation market and
                                                                                acts as an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  **Nationwide Life and Annuity         Ohio                                    The company engages in underwriting life insurance
  Insurance Company                                                             and granting, purchasing, and disposing of
                                                                                annuities.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Life and Annuity          Delaware                                The company provides individual life insurance
  Company of America                                                            products.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Life Insurance Company    Pennsylvania                            The company provides individual life insurance and
  of America                                                                    group annuity products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                                The company insures against personal injury,
  of Delaware                                                                   disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness, and every type of insurance
                                                                                appertaining thereto.
------------------------------------------------------------------------------------------------------------------------------------

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  **Nationwide Life Insurance           Ohio                                    This company provides individual life insurance,
  Company                                                                       group life and health insurance, fixed and variable
                                                                                annuity products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                   The company markets commercial property insurance in
                                                                                Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management Systems, Inc.   Ohio                                    The company offers a preferred provider organization
                                                                                and other related products and services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Martima Vida Previdencia   Brazil                                  The company operates as a licensed insurance company
  S.A.                                                                          in the categories of life and unrestricted private
                                                                                pension plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mortgage Holdings, Inc.    Ohio                                    The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire Insurance      Ohio                                    The company engages in a general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                    The company engages in a general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate and
                                                                                real estate investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                    The company engages in a general insurance business,
  Insurance Company                                                             except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                                The company is an inactive company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                            The company is a holding company for non-insurance
  Company                                                                       subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Realty Investors, Ltd.     Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate
                                                                                investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                                The company markets and administers deferred
  Inc.                                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                 The company provides retirement products,
  Inc. of Alabama                                                               marketing/education and administration to public
                                                                                employees and educators.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                 The company markets and administers deferred
  Inc. of Arizona                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                                The company markets and administers deferred
  Inc. of Arkansas                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                 The company markets and administers deferred
  Inc. of Montana                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                  The company markets and administers deferred
  Inc. of Nevada                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                              The company markets and administers deferred
  Inc. of New Mexico                                                            compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                    The company provides retirement products,
  Inc. of Ohio                                                                  marketing/education and administration to public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                                The company markets and administers deferred
  Inc. of Oklahoma                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                            The company markets and administers deferred
  Inc. of South Dakota                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------

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------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                   The company markets and administers deferred
  Inc. of Texas                                                                 compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                 The company markets and administers deferred
  Inc. of Wyoming                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                           The company markets and administers deferred
  Insurance Agency, Inc.                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.           Ohio                                    The company is a registered broker-dealer and
                                                                                provides investment management and administrative
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company, LLC      Ohio                                    The company performs shared services functions for
                                                                                the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. z o.o.        Poland                                  The company provides services to Nationwide Global
                                                                                Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Strategic Investment       Ohio                                    The company acts as a private equity fund investing
  Fund, LLC                                                                     in companies for investment purposes and to create
                                                                                strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                  The company is authorized to engage in the business
  na Zycie S.A.                                                                 of life insurance and pension products in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB         United States                           This is a federal savings bank chartered by the
                                                                                Office of Thrift Supervision in the United States
                                                                                Department of the Treasury to exercise custody and
                                                                                fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company, Ltd.   England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC        Delaware                                The company invests in financial services companies
                                                                                that specialize in e-commerce and promote
                                                                                distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund I,   Delaware                                The company owns and manages contributed securities
  LLC                                                                           to achieve long - term capital appreciation from the
                                                                                contributed securities and through investments in a
                                                                                portfolio of other equity investments in financial
                                                                                service and other related companies as determined by
                                                                                the company to be undervalued or in need of changes
                                                                                in capital structure or to present other special
                                                                                situations that have the potential for significant
                                                                                earnings growth from among other things, major
                                                                                financial service industry trends, unfilled niches
                                                                                and synergies with other firms in the portfolio.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                                The company acts primarily as a holding company for
                                                                                Nationwide Financial Services, Inc. distribution
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Ltd.                Bermuda                                 The company buys and sells investment securities for
                                                                                its own account in order to enhance the investment
                                                                                returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg S. a. r. L.            Luxembourg                              The company acts primarily as a holding company for
                                                                                the European operations for Nationwide Global
                                                                                Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands, B.V.                 Netherlands                             The company acts as a holding company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------

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

------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.                          United Kingdom                          The company functions as a support company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital, LLC              Delaware                                The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife                           Luxembourg                              The company provides individual life insurance
                                                                                primarily in the United Kingdom, Belgium and France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                               The company provides pension plan administration and
                                                                                record keeping services, and pension plan and
                                                                                compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                    This company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                                The company serves as a general partner in certain
                                                                                real estate limited partnerships invested in by
                                                                                Nationwide Life Insurance Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Quick Sure Auto Agency, Inc.          Texas                                   The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Insurance
                                                                                Services.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.          Bermuda                                 The company is a captive insurer and writes first
                                                                                dollar insurance policies in workers' compensation,
                                                                                general liability and automobile liability for its
                                                                                affiliates in the United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                            The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                                The company is an investment advisor and a broker
                                                                                dealer.
------------------------------------------------------------------------------------------------------------------------------------
  RP&C International, Inc.              Ohio                                    The company is an investment-banking firm, which
                                                                                provides specialist advisory services and innovative
                                                                                financial solutions to public and private companies
                                                                                internationally.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                    The company engages in a general insurance business,
                                                                                except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                    The company primarily provides excess and surplus
                                                                                lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines Insurance    Arizona                                 The company provides excess and surplus lines
  Company                                                                       coverage on a non-admitted basis.
------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corp.            Delaware                                The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Aviation, LLC                     California                              The company holds an investment in a leased airplane
                                                                                and maintains an operating agreement with Flight
                                                                                Options.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Danco Insurance Company           California                              The corporation provides for life insurance and
                                                                                individual executive estate planning to maximize
                                                                                benefit value.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial and Insurance           California                              The corporation consults with corporate clients and
  Services Corporation                                                          financial institutions on the development and
                                                                                implementation of proprietary and/or private
                                                                                placement insurance products for the financing of
                                                                                executive benefit programs and individual
                                                                                executive's estate planning requirements. As a
                                                                                broker dealer, TBG Financial Services provides
                                                                                complete and flexible access to institutional
                                                                                insurance investment products.
------------------------------------------------------------------------------------------------------------------------------------

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
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------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial and Insurance           Hawaii                                  The corporation consults with corporate clients and
  Services Corporation of Hawaii                                                financial institutions on the development and
                                                                                implementation of proprietary, private placement and
                                                                                institutional insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Insurance Services                California                              The company markets and administers executive
  Corporation                                                                   benefit plans.
------------------------------------------------------------------------------------------------------------------------------------
  THI Holdings (Delaware), Inc.         Delaware                                The company acts as a holding company for the Titan,
                                                                                Victoria and Whitehall groups.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Agency, Inc.               Michigan                                The company is an insurance agency that primarily
                                                                                sells non-standard automobile insurance for Titan
                                                                                Insurance Company in Michigan.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance                  Nevada                                  The company is an insurance agency that operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Nevada.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of               Pennsylvania                            The company is an insurance agency that operates as
  Pennsylvania, Inc.                                                            an employee agent "storefront" for Titan Indemnity
                                                                                Company in Pennsylvania (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of Arizona,      Arizona                                 The company is an insurance agency that operates as
  Inc.                                                                          an employee agent "storefront" for Titan Indemnity
                                                                                Company in Arizona.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of New Mexico,   New Mexico                              The company is an insurance agency that operates as
  Inc.                                                                          an employee agent "storefront" for Titan Indemnity
                                                                                Company in New Mexico.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance, Inc.            Colorado                                The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Colorado.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Holdings Service Corporation    Texas                                   The company acts as a holding company specifically
                                                                                for Titan corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Indemnity Company               Texas                                   The company is a multi-line licensed insurance
                                                                                company and is operating primarily as a property and
                                                                                casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Company               Michigan                                This is a property and casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Services, Inc.        Texas                                   The company is a Texas grand fathered managing
                                                                                general agency.
------------------------------------------------------------------------------------------------------------------------------------
  Titan National Auto Call Center,      Texas                                   The company is licensed as an insurance agency that
  Inc.                                                                          operates as an employee agent "call center" for
                                                                                Titan Indemnity Company.
------------------------------------------------------------------------------------------------------------------------------------
  Vertboise, SA                         Luxembourg                              The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company      California                              The company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.         California                              The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Automobile Insurance         Ohio                                    The company is a property and casualty insurance
  Company                                                                       company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Financial Corporation        Delaware                                The company acts as a holding company specifically
                                                                                for all Victoria corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Fire & Casualty Company      Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Insurance Agency, Inc.       Ohio                                    The company is an insurance agency that acts as a
                                                                                broker for independent agents appointed with the
                                                                                Victoria companies in the state of Ohio.
------------------------------------------------------------------------------------------------------------------------------------

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

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Victoria National Insurance Company   Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Select Insurance Company     Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Specialty Insurance Company  Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                              The company operates as a nationwide pet registry
                                                                                service for holders of Veterinary Pet Insurance
                                                                                policies, including pet indemnification and lost pet
                                                                                recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                            The company provides administrative services to
  Services, Inc.                                                                Nationwide Life and Annuity Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance Company    Arizona                                 The company underwrites excess and surplus lines of
                                                                                property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  William J. Lynch and Associates,      California                              The company specializes in the analysis and funding
  Inc.                                                                          of corporate benefit liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of Florida                       Florida                                 The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Florida.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of New York                      New York                                The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in New York (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Holdings, Inc.              Texas                                   The company acts as a holding company especially for
                                                                                the Titan agencies.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Insurance agency of         Texas                                   The company is a Texas licensed insurance agency
  Texas, Inc.                                                                   (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall of Indiana, Inc.            Indiana                                 The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Indiana.
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
-----------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-14                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-15                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-16                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-17                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate             Pennsylvania                                   Issuer of Annuity Contracts
      Account 1
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate               Delaware                                     Issuer of Annuity Contracts
      Account A
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-6                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate            Pennsylvania                                   Issuer of Life Insurance
      Account 1                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate              Delaware                                     Issuer of Life Insurance
      Account A                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------


                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      ____________
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  1,000,000 |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-99.9%           |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
    |                                  |                                           |
    |                                  |   --------------------------------        |   -------------------------------
    |                                  |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
    |   ----------------------------   |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
    |   |  NATIONWIDE MANAGEMENT   |   |   |            (SIC)             |        |   |                             |
    |   |      SYSTEMS, INC.       |   |   |                              |        |   | Common Stock:  50,000       |
    |   |                          |   |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |___| Common Stock: 100 Shares |   |   | ------------- Shares         |        |   |                             |
    |   | -------------            |   |   |                              |        |   |                             |
    |   |                          |   |   | Casualty-100%                |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   |         (See Page 2)         |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |   --------------------------------        |   |          NATIONWIDE         |
    |   |   NATIONWIDE AFFINITY    |   |   |            ALLIED            |        |   |       INDEMNITY COMPANY     |
    |   |    INSURANCE COMPANY     |   |   |          GROUP, INC.         |        |   |        (NW INDEMNITY)       |
    |   |        OF AMERICA        |   |   |            (AGI)             |        |   | Common Stock:  28,000       |
    |   |                          |___|   |                              |        |___| -------------  Shares       |
    |   | Common Stock: 500,000    |   |___| Common Stock: 850 Shares     |        |   |                             |
    |   | ------------- Shares     |   |   | -------------                |        |   |                             |
    |   |                          |   |   |                              |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   | Casualty-100%                |        |   -------------------------------
    |   ----------------------------   |   |         (See Page 2)         |        |
    |                                  |   |                              |        |
    |   ----------------------------   |   --------------------------------        |   -------------------------------
    |   |     NEWHOUSE CAPITAL     |   |                                           |   |           LONE STAR         |
    |   |      PARTNERS, LLC       |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |   | Casualty-70%             |   |   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
    |   |                          |___|   |                              |        |___| -------------  Shares       |
    |   | GGV-19%                  |   |___| Common Stock: 963            |        |   |                             |
    |   |                          |   |   | ------------- Shares         |        |   |                             |
    |   | Fire-10%                 |   |   |                              |        |   | Casualty-100%               |
    |   ----------------------------   |   | Casualty-23.88%              |        |   -------------------------------
    |                                  |   --------------------------------        |                 ||
    |   ----------------------------   |                                           |                 ||
    |   |                          |   |   --------------------------------        |   -------------------------------
    |   |     NATIONWIDE LLOYDS    |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
    |   |                          |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
    |   |       A TEXAS LLOYDS     |___|   |                              |        |   |            COMPANY          |
    |   |                          |   |___| Mutual-5%                    |        |   |                             |
    |   |                          |   |   |                              |        |   | Surplus Debentures:         |
    |   |                          |   |   | NW Indemnity-95%             |        |   | -------------------         |
    |   ----------------------------   |   |                              |        |   |                             |
    |                                  |   --------------------------------        |   | Assurance                   |
    |   ----------------------------   |                                           |   | Lone Star                   |
    |   |       THI HOLDINGS       |   |   --------------------------------        |   |                             |
    |   |      DELAWARE, INC.      |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
    |   |          (THI)           |   |   |      COMPANY OF FLORIDA      |        |
    |   |                          |   |   |                              |        |   -------------------------------
    |   | Common Stock: 100 Shares |___|___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
    |   |                          |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
        | Casualty-100%            |   |   |                              |        |   |                             |
        |                          |   |   | Casualty-100%                |        |   | Single Member Limited       |
        | (See page 3)             |   |   |                              |        |---| Liability Company           |
        ----------------------------   |   --------------------------------        |   |                             |
                                       |                                           |   | Casualty-100%               |
                                       |   --------------------------------        |   -------------------------------
                                       |   |      NATIONWIDE CREDIT       |        |
                                       |   |    ENHANCEMENT INSURANCE     |        |   -------------------------------
                                       |___|           COMPANY            |        |   |       AMERICAN MARINE       |
                                           |                              |        |   |      UNDERWRITERS, INC.     |
                                           |    Casualty-100%             |        |   |                             |
                                           |                              |        |   | Common Stock:  20 Shares    |
                                           --------------------------------        |___| -------------               |
                                                                                       |                             |
                                                                                       | Casualty-100%               |
                                                                                       |                             |
                                                                                       -------------------------------

                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
__|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
__|                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                  |
                  |_________________________________________________________________________________________________
                                                                            |                    |                  |
_________________________________________________________________________   |                    |                  |
                   |                                       |            |   |                    |                  |
                   |   --------------------------------    |   --------------------------------  |  -------------------------------
                   |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                              |
                   |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION              |
                   |   |                              |    |   | Common Stock:  13,642,432    |  |  |   ALTERNATIVES, LTD.         |
                   |   |                              |    |   | -------------                |  |  | Common Stock: 120,000 SHARES |
                   |___| Common Stock:  100 Shares    |    |   | 13,642,432                   |  |  | -------------                |
                   |   | -------------                |    |   |                              |  |  |                              |
                   |   |                              |    |   |                              |  |  | Fire-100%                    |
                   |   |                              |    |   |                              |  |  |                              |
                   |   | Casualty-100%                |    |   | Casualty 95.2%               |  |  --------------------------------
                   |   --------------------------------    |   | Fire      4.8%               |  |
                   |                                       |   |                              |  |
                   |   --------------------------------    |   |             (See Page 4)     |  |
                   |   |                              |    |   --------------------------------  |
                   |   |                              |    |                                     |
                   |   |          NATIONWIDE          |    |   --------------------------------  |
                   |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                   |---|                              |    |   | Common Stock:  12,248 Shares |  |
                   |   |                              |    |   | -------------                |  |
                   |   |                              |    |   |                              |  |
                   |   | Casualty-90%                 |    |   | Casualty-16.2%               |  |
                   |   |                              |    |___| Fire-16.2%                   |___
                   |   --------------------------------    |   | Preferred Stock: 1,466 Shares|
                   |                                       |   | ----------------             |
                   |   --------------------------------    |   |                              |
                   |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |
                   |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                   |   |            (NISC)            |    |   --------------------------------
                   |   |                              |    |
                   |---|     Single Member Limited    |__  |   --------------------------------
                   |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                   |   |                              | |  |   |         UNDERWRITERS         |
                   |   | Casualty-100%                | |  |   |                              |
                   |   -------------------------------- |  |   | Common Stock:  1,000         |
                   |                   |                |  |___| -------------  Shares        |
                   |                   |                |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |           INSURANCE          | |  |   | Casualty-100%                |
                   |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                   |   |                              | |  |
                   |   | Common Stock: 1,615          | |  |   --------------------------------
                   |   | ------------- Shares         | |  |   |     CRESTBROOK INSURANCE     |
                   |   |                              | |  |   |            COMPANY           |
                   |   |                              | |  |   |                              |
                   |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                   |   -------------------------------- |  |___| -------------  Shares        |
                   |                                    |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                   |   |          AGENCY LLC          | |  |   --------------------------------
                   |   |                              | |  |
                   |   |     Single Member Limited    | |  |   --------------------------------
                   |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                   |   |                              |    |   |        INVESTORS, LTD        |
                   |   | NISC-100%                    |    |   |                              |
                   |   |                              |    |   | Casualty-95%                 |
                   |   --------------------------------    |---|                              |
                   |                                       |   | NW Indemnity-5%              |
                   |   --------------------------------    |   |                              |
                   |   |      DISCOVER INSURANCE      |    |   --------------------------------
                   |   |          AGENCY OF           |    |
                   |   |          TEXAS, LLC          |    |   --------------------------------
                   |   |                              |    |   |     NATIONWIDE STRATEGIC     |
                   |___|     Single Member Limited    |    |   |     INVESTMENT FUND, LLC     |
                   |___|       Liability Company      |    |   |                              |
                       |                              |    |---|     Single Member Limited    |
                       |                              |    |   |       Liability Company      |
                       --------------------------------        |                              |
                                                               | Casualty-100%                |
                                                               |                              |
                                                               --------------------------------


                                                                                Subsidiary Companies      -- Solid Line
                                                                                Contractual Association   -- Double Line
                                                                                Limited Liability Company -- Dotted Line

                                                                                December 31, 2003

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------






                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|      (Allied P & C)      |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                                    |                             |
                                    |                             |
                                    |                             |
     ----------------------------   |               ----------------------------
     |   NATIONWIDE MORTGAGE    |   |               |            AMCO          |
     |      HOLDINGS INC.       |   |               |     INSURANCE COMPANY    |
     |          (NMH)           |   |               |           (AMCO)         |
  ___|                          |___|            ___|                          |
 |   | AGI-100%                 |               |   | Common Stock:  300,000   |
 |   |                          |               |   | -------------  Shares    |
 |   |                          |               |   |                          |
 |   ----------------------------               |   | AGI-100%                 |
 |                                              |   ----------------------------
 |   ----------------------------               |
 |   |     NATIONWIDE HOME      |               |   ----------------------------
 |   |  MORTGAGE DISTRIBUTORS   |               |   |          ALLIED          |
 |   |           INC.           |               |   |      GENERAL AGENCY      |
 |___|                          |               |   |         COMPANY          |
 |   | NMHI-100%                |               |___|                          |
 |   |                          |               |   | Common Stock:  5,000     |
 |   |                          |               |   | -------------  Shares    |
 |   ----------------------------               |   |                          |
 |                                              |   | AMCO-100%                |
 |   ----------------------------               |   ----------------------------
 |   |        NATIONWIDE        |               |
 |   |    ADVANTAGE MORTGAGE    |               |   ----------------------------
 |   |      COMPANY (NAMC)      |               |   |                          |
 |___|                          |               |   |       ALLIED TEXAS       |
     | Common Stock:  75,843    |               |   |       AGENCY, INC.       |
     | -------------  Shares    |               |___|                          |
     |                          |               |   |                          |
     | NMHI-100%                |               |   | AMCO-100%                |
     |                          |               |   |                          |
     | 8% Preferred:  39,500    |               |   |                          |
     | -------------  Shares    |               |   ----------------------------
     |                          |               |
     | AGI-24%                  |               |   ----------------------------   ----------------------------
     | AMCO-76%                 |               |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
     |                          |               |   |           AGENCY         |   |       SERVICES, INC.     |
     | 7% Preferred:  40,000    |               |   |                          |   |                          |
     | -------------  Shares    |               |___| Common Stock:  1,000     |___| Common Stock:  100       |
     |                          |                   | -------------  Shares    |   | -------------  Shares    |
     | AMCO-      25%           |                   |                          |   |                          |
     | Allied P&C-50%           |                   | AMCO-100%                |   | CalFarm Insurance        |
     | Depositors-25%           |                   |                          |   | Agency-100%              |
     ----------------------------                   ----------------------------   ----------------------------
                  |
                  |
     ----------------------------
     |           AGMC           |
     |     REINSURANCE, LTD.    |
     |                          |
     | Common Stock:  11,000    |
     | -------------  Shares    |
     |                          |
     | NAMC-100%                |
     ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  5,645,527 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |            ___| SIC-80.5%                |
                                    |   ----------------------------           |   ----------------------------
                                    |                                          |
                                    |   ----------------------------           |   ----------------------------
                                    |   |         WESTERN          |           |   |      VETERINARY PET      |
                                    |   |    HERITAGE INSURANCE    |           |   |       INSURANCE CO.      |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |___|                          |
                                        | Common Stock:  4,776,076 |           |   | VPSI-100%                |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   |                          |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      December 31, 2003


                                                           -------------------------
                                                           |    FARMLAND MUTUAL    |
                                                           |   INSURANCE COMPANY   |
                                                           |                       |______
                                                           |Guaranty Fund          |______
                                                           |Certificate            |
                                                           |                       |
                                                           |Casualty               |
                                                           |     (See Page 1)      |
                                                           -------------------------




                __________________________________________________________________________
                |                                         |
                |                                         |
---------------------------------                         |
|    TITAN INDEMNITY COMPANY    |         ----------------------------------
|           (TITAN)             |         |     VICTORIA FINANCIAL CORP.   |
|                               |         |            (VICTORIA)          |
|Common Stock: 4,319,951 Shares |         |                                |
|------------                   |      ___|Common Stock:       1,000 Shares|
|                               |     |   |------------                    |
|                               |     |   |                                |
|THI-100%                       |     |   |                                |
---------------------------------     |   |THI-100%                        |
                |                     |   ----------------------------------
                |                     |
---------------------------------     |
|    TITAN INSURANCE COMPANY    |     |   ----------------------------------
|       (TITAN INSURANCE)       |     |   |         VICTORIA FIRE &        |
|                               |     |   |        CASUALTY COMPANY        |
|Common Stock: 1,000,000 Shares |     |   |         (VICTORIA FIRE)        |
|------------                   |     |___|                                |
|                               |     |   |Common Stock:       1,500 Shares|___
|                               |     |   |------------                    |   |
|Titan-100%                     |     |   |                                |   |
---------------------------------     |   |                                |   |
                |                     |   |Victoria-100%                   |   |
                |                     |   ----------------------------------   |
---------------------------------     |                                        |
|    TITAN AUTO AGENCY, INC.    |     |                                        |
|             (MI)              |     |   ----------------------------------   |
|                               |     |   |       VICTORIA INSURANCE       |   |
|Common Stock:     1,000 Shares |     |   |           AGENCY INC.          |   |
|------------                   |     |   |                                |   |
|                               |     |___|Common Stock: 497 Shares Class B|___|
|                               |         |------------    3 Shares Class A|   |
|Titan Insurance-100%           |         |                                |   |
---------------------------------         |Victoria-100% of                |   |
                                          |Class A & Class B               |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |      VICTORIA AUTOMOBILE       |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,500 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA NATIONAL        |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |        VICTORIA SELECT         |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |-------------                   |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA SPECIALITY      |   |
                                          |        INSURANCE COMPANY       |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |
                                          |                                |
                                          |                                |
                                          |Victoria Fire-100%              |
                                          ----------------------------------

                                NATIONWIDE(R)

                   --------------------------------------
___________________|           NATIONWIDE MUTUAL        |_____________________________________________
___________________|           INSURANCE COMPANY        |_____________________________________________
                   |               (CASUALTY)           |
                   |              (See Page 1)          |
                   --------------------------------------
                                      |
                                      |
                    ------------------------------------
                    |    THI HOLDINGS DELAWARE, INC.   |
                    |               (THI)              |
                    |                                  |
                    |Common Stock:         1,000 Shares|
                    |------------                      |
                    |                                  |
                    |                                  |
                    |THI-100%                          |
                    ------------------------------------
                                     |
                                     |
                                     |
_____________________________________|______________________________________________________________________________
                                     |
                     ----------------------------------
                     |     WHITEHALL HOLDINGS, INC.   |
                     |            (WHITEHALL)         |
                     |                                |
                     |Common Stock:       1,000 Shares|
                     |------------                    |
                     |                                |
                     |                                |
                     |THI-100%                        |
                     ----------------------------------
                                     |
                                     |
                                     |
                                     |
                                     |
----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |       WHITEHALL INSURANCE      |
|        OF ARIZONA, INC.        |   |   |      AGENCY OF TEXAS, INC.     |
|                                |   |   |                                |
|Common Stock:     100,000 Shares|___|___|Common Stock:       1,000 Shares|________________________
|------------                    |   |   |------------                    |                        |
|                                |   |   |                                |                        |
|                                |   |   |                                |                        |
|Whitehall-100%                  |   |   |Whitehall-100%                  |                        |
----------------------------------   |   ----------------------------------                        |
                                     |                                                             |
                                     |                                                             |
----------------------------------   |   ----------------------------------       ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |           WHITEHALL OF         |       |         TITAN INSURANCE        |
|       OF NEW MEXICO, INC.      |   |   |           INDIANA, INC.        |       |           SERVICES INC.        |
|                                |   |   |                                |       |         (TITAN SERVICES)       |
|Common Stock:       1,000 Shares|___|___|Common Stock:      10,000 Shares|    ___|                                |
|------------                    |   |   |------------                    |   |   |Common Stock:           1 Share |
|                                |   |   |                                |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Whitehall Ins.-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |               WI OF            |   |   |      TITAN NATIONAL AUTO       |
|              (NV)              |   |   |           FLORIDA, INC.        |   |   |       CALL CENTER, INC.        |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:         100 Shares|   |___|Common Stock:         100 Shares|
|------------                    |   |   |------------                    |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Titan Services-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |            TITAN AUTO          |   |   |         QUICK SURE AUTO        |
|      OF PENNSYLVANIA, INC.     |   |   |         INSURANCE, INC         |   |   |           AGENCY, INC.         |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:       1,000 Shares|   |___|Common Stock:       1,050 Shares|
|------------                    |   |   |------------                    |       |------------                    |
|                                |   |   |                                |       |                                |
|                                |   |   |                                |       |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |       |Titan Services-100%             |
----------------------------------   |   ----------------------------------       ----------------------------------
                                     |
                                     |
                                     |   ----------------------------------
                                     |   |              WHI OF            |
                                     |   |          NEW YORK, INC.        |
                                     |   |                                |
                                     |___|Common Stock:         100 Shares|
                                         |------------                    |
                                         |                                |
                                         |                                |
                                         |Whitehall-100%                  |
                                         ----------------------------------

                --------------------------------------
________________|           NATIONWIDE MUTUAL        |
________________|        FIRE INSURANCE COMPANY      |
                |               (CASUALTY)           |
                |              (See Page 1)          |
                --------------------------------------















______________________________________________________________
                                                              |
                                                              |
                                                              |
                                              ----------------------------------
                                              |          TITAN HOLDINGS        |
                                              |        SERVICE CORPORATION     |
                                              |         (TITAN HOLDINGS)       |
                                              |                                |
                                              |Common Stock:      100,00 Share |
                                              |------------                    |
                                              |                                |
                                              |THI-100%                        |
                                              ----------------------------------




                                        Subsidiary Companies      __ Solid Line
                                        Contractual Association   __ Double Line
                                        Limited Liability Company __ Dotted Line
                                        December 31, 2003

________________________________________________________________________________
|                   |
|
|                   |
|
|                   |
|   ---------------------------------       ---------------------------------
|   |    NATIONWIDE TOWARZYSTWO     |       |  NATIONWIDE GLOBAL HOLDINGS,  |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |     INC.-LUXEMBOURG BRANCH    |
|   |                               |       |             (BRANCH)          |
|   |Common Stock: 1,952,000 Shares |       |                               |___
|   |------------                   |       |                               |
|   |                               |       |                               |
|   |NGH-100%                       |       | Endowment Capital-            |
|   ---------------------------------       ---------------------------------
|                                                           |
|   ---------------------------------       ---------------------------------
|   |                               |       |                               |
|   |          NATIONWIDE           |       |     NGH LUXEMBOURG S.AA,R.L.  |
|   |      FINANCIAL SP. Z O.O.     |       |          (LUX SA)             |
|___|                               |       |Common Stock:      5,894 Shares|
|   |Common Stock: 40,950 Shares    |    ___|------------                   |
|   |------------                   |   |   |                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-100%                       |   |   |BRANCH-99.98%                  |
|   ---------------------------------   |   ---------------------------------
|                                       |
|   ---------------------------------   |   ---------------------------------
|   |      SIAM AR-NA-KHET          |   |   |         NGH UK, LTD.          |
|   |     COMPANY LTD. (SIAM)       |   |   |                               |
|---|                               |   |   |                               |
|   |                               |   |___|                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-48.99%                     |   |   |                               |
|   ---------------------------------   |   |LUX SA-100%                    |
|                   |                   |   ---------------------------------
|                   |                   |
|                   |                   |
|   ---------------------------------   |
|   |  NATIONWIDE LIFE ASSURANCE    |   |   ---------------------------------
|   |        COMPANY, LTD.          |   |   |   NATIONWIDE GLOBAL HOLDINGS  |
|   |                               |   |   |   -NGH BRASIL PARTICIPACOES,  |
|   |                               |   |   |       LTDA (NGH BRASIL)       |
|   |NGH-24.3%                      |   |___|                               |
|   |SIAM-37.7%                     |   |   |        Shares                 |
|   ---------------------------------   |   |        ------                 |___
|                                       |   |                               |
|                                       |   |                               |
|                                       |   |                               |
|                                       |   |LUX SA 6,164,899               |
|                                       |   |NGH    1                       |
|                                       |   ---------------------------------
|   --------------------------------|   |                   |
|   |     SBSC LTD (THAILAND)       |   |                   |
|   |Common Stock:           24,500 |   |   ---------------------------------
|   |------------                   |   |   |  NATIONWIDE MARITIMA VIDA e   |
|   |Shares                         |   |   |       PREVIDENCIA SA          |
|---|                               |   |   |                               |
    |NGH-.01%                       |   |   |Common Stock:  134,822,225     |
    |                               |   |   |------------   Shares          |
    |                               |   |   |                               |
    |                               |   |   |                               |
    |SIAM-48.98%                    |   |   |                               |
    ---------------------------------   |   |                               |
                                        |   |DPSA-86.4%                     |
                                        |   ---------------------------------
    ---------------------------------   |
    |     PANEUROLIFE (PEL)         |   |   ---------------------------------
    |                               |   |   |  EUROPE WIDE LIFE SA          |
    |Common Stock:  1,300,000 Shares|   |   |                               |
    |------------                   |___|___|                               |
    |                               |   |   |Common Stock:      65,000      |
    |                               |   |   |-------------                  |___
    |LUX SA-100%                    |   |   |                   Shares      |
    |LUF                            |   |   |                   ------      |
    ---------------------------------   |   |LUX Sa-100%        64,999      |
                  |                     |   |NGH                     1      |
                  |                     |   |                               |
    ---------------------------------   |   ---------------------------------
    |      VERTBOIS, SA             |   |
    |                               |   |   ---------------------------------
    |                               |   |   |       DANICA LIFE S.A         |
    |                               |   |   |                               |
    |                               |   |   |                               |
    |                               |   |___|                               |
    |                               |       |                               |
    |                               |       |                               |
    | PEL-99.99%                    |       |                               |
    | LUX SA-.01%                   |       |LUX SA-100%                    |
    ---------------------------------       ---------------------------------

                                                                        (middle)

                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |_____________________________________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |_____________________________________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |                                      |
   |Casualty           |           --------------------                                      |
   |   (See Page 1)    |                                                                     |
    -------------------                                                                      |
                                                                            ------------------------------------
                                                                            | NATIONWIDE CORPORATION (NW CORP) |
                                                                            | Common Stock: 13,642,432 Shares  |
                                                                            | -------------                    |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |Casualty   95.2%                  |
                                                                            |Fire        4.8%                  |
                                                                            ------------------------------------
                                                                                             |
                                                                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
       |___|Common Stock:       1 Share    |             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 5)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |                               |
       |___|Common Stock:         40 Shares|
       |   |------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:         80 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
       |   |        Liability Company      |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
_______|   ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------



________________________________________________________________
               |                                               |
               |                                               |
 ---------------------------------            ---------------------------------
 |      GARTMORE GLOBAL ASSET    |            |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |            |      & COMPANY (GATES)        |
 |             (GGAMT)           |            |                               |
 |                               |       _____|Common Stock:        254 Shares|
 |                               |       |    |------------                   |
 |                               |       |    |                               |
 |NW Corp-100%                   |       |    |                               |
 |           (See Page 7)        |       |    |NW Corp.-100%                  |
 ---------------------------------       |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |    MEDPROSOLUTIONS, INC.      |
                                         |    |                               |
                                         |    |                               |
                                         |____|                               |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |    COMPANY OF NEW YORK, INC.  |
                                         |    |                               |
                                         |____|Common Stock:       3 Shares   |
                                         |    |------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |       COMPANY OF NEVADA       |
                                         |    |                               |
                                         |    |Common Stock:         40 Shares|
                                         |____|------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATESMCDONALD          |
                                         |    |      HEALTH PLUS, INC.        |
                                         |    |                               |
                                         |____|Common Stock:        200 Shares|
                                              |------------                   |
                                              |                               |
                                              |Gates-100%                     |
                                              ---------------------------------

                                        Subsidiary Companies      -- Solid Line
                                        Contractual Association   -- Double Line
                                        Limited Liability Company -- Dotted Line
                                        December 31, 2003

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                      |                      |
   ------------------------------    ---------------------------------- |   -----------------------------
   |        TBG INSURANCE       |    |   NATIONWIDE LIFE INSURANCE    | |   |    NATIONWIDE FINANCIAL   |
   |    SERVICES CORPORATION    |    |     COMPANY (NW LIFE)          | |   |   SERVICES CAPITAL TRUST  |
   |            (TGB)           |    |                                | |   |                           |
___|                            | ___| Common Stock: 3,814,779 Shares | |___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |NFS-63%                     | |  | NFS-100%                       | |   | NFS-63%                   |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  |      TBG AVATION, LLC      | |  ---------------------------------- |   |   CAP PRO HOLDING, INC.   |
|  |                            | |  |      NATIONWIDE LIFE AND       | |   |                           |
|  |                            | |  |   ANNUITY INSURANCE COMPANY    | |   |                           |
|  |                            | |  |                                | |   |                           |
|__|                            | |__| Common Stock: 66,000 Shares    | |___|                           |
|  |                            | |  | ------------                   |     |                           |
|  |                            | |  |                                |     |                           |
|  |TGB-100%                    | |  | NW Life-100%                   |     | NFS-63%                   |
|  ------------------------------ |  ----------------------------------     -----------------------------
|                                 |
|  ------------------------------ |  ----------------------------------
|  |    TBG DANCO INSURANCE     | |  |      NATIONWIDE INVESTMENT     |
|  |         COMPANY            | |  |      SERVICES CORPORATION      |
|  |                            | |  |                                |
|__|                            | |__| Common Stock: 5,000 Shares     |
|  |                            | |  | ------------                   |
|  |                            | |
|  |                            | |  |                                |
|  |TGN-100%                    | |  |                                |
|  ------------------------------ |  | NW Life-100%                   |
|                                 |  ----------------------------------
|  ------------------------------ |
|  | TGB FINANCIAL & INSURANCE  | |  ----------------------------------
|  |    SERVICES CORPORATION    | |  |      NATIONWIDE FINANCIAL      |
|__|                            | |__|       ASSIGNMENT COMPANY       |
|  |                            | |  |                                |
|  |                            | |  | NW LIFE-100%                   |
|  |                            | |  ----------------------------------
|  |                            | |
|  |TGN-100%                    | |  ----------------------------------
|  ------------------------------ |  | NATIONWIDE PROPERTIES LTD.     |
|                                 |  |                                |
|  ------------------------------ |  | Units:                         |
|  | TGB FINANCIAL & INSURANCE  | |__| -----                          |
|  |    SERVICES CORPORATION    | |  | NW LIFE-97.6%                  |
|  |         OF HAWAII          | |  | Casualty-2.4%                  |
|__|                            | |  ----------------------------------
|  |                            | |
|  |                            | |  ----------------------------------
|  |                            | |  |    NATIONWIDE COMMUNITY        |
|  |TGN-100%                    | |  |   DEVELOPMENT CORP., LLC       |
|  ------------------------------ |  |                                |
|                                 |--| Units:                         |
|  ------------------------------ |  | -----                          |
|  |      WILLIAM J. LYNCH &    | |  | NW LIFE-67%                    |
|  |        ASSOCIATES, INC.    | |  | NW Indemnity-33%               |
|  |                            | |  ----------------------------------
|  |                            | |
|__|                            | |  ----------------------------------
   |                            | |  |     NATIONWIDE AFFORDABLE      |
   |                            | |  |         HOUSING, LLC           |
   |TGN-100%                    | |--|                                |
   ------------------------------    | NW Life-45%                    |
                                     | NW Indemnity-45%               |
                                     ----------------------------------

                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    13,642,432      |
                                          |          ------------       Shares        |
                                          |                             ------        |
                                          | Casualty         95.2%                    |
                                          | Fire              4.8%                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
          _________________________________________________________________________________________________________________________
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |     NATIONWIDE TRUST      |       |   NFS DISTRIBUTORS, INC. |        |    NATIONWIDE FINANCIAL         |
                        |       COMPANY, FSB        |       |          (NFSDI)         |        |  SERVICES CAPITAL TRUST II      |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 2,800,000   |       |                          |        |                                 |
                        | ------------  Shares      |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFS-100%                  |       |  NFS-100%                |        | NFS-100%                        |
                        -----------------------------       ----------------------------        -----------------------------------
                                                                        |
                                      _____________________________________________________________________________________________
                                      |                                 |                                       |
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |        |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |        |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |        |          (401(K))               |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 1,000 Shares|       |                          |        |                                 |
                        | ------------              |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |        | NFSDI-100%                      |
                        -----------------------------        ---------------------------        -----------------------------------
                                      |                                 ||                                      |
    --------------------------------- |   ----------------------------- ||                                      |
    |    FINANCIAL HORIZONS         | |   |                           | ||                                      |
    |    DISTRIBUTORS AGENCY        | |   |                           | ||                                      |
    |     OF ALABAMA, INC.          | |   |        FLORIDA            | ||                                      |
    |                               |_|   |        RECORDS            |_||                                      |
    | Common Stock: 10,000 Shares   | |   |    ADMINISTRATOR, INC     |__|                                      |
    | ------------                  | |   |                           |                                         |
    |                               | |   |                           |                                         |
    |                               | |   |                           |                                         |
    | NFIDAI-100%                   | |   |                           |                                         |
    --------------------------------- |   -----------------------------                                         |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    LANDMARK FINANCIAL         | |   |                           |      |      401(k) INVESTMENT       |   |
    |       SERVICES OF             | |   |                           |      |      SERVICES, INC.          |   |
    |                               | |   |    FINANCIAL HORIZONS     |      |                              |   |
    |      NEW YORK, INC.           | |  _|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
    | Common Stock: 10,000 Shares   |_|  _|   AGENCY OF OHIO, INC     |      |-------------                 |   |
    | ------------                  | |   |                           |      |                              |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    FINANCIAL HORIZONS         | |   |                           |      |      401(k) INVESTMENT       |   |
    |      SECURITIES CORP.         | |   |                           |      |       ADVISORS, INC.         |   |
    |                               | |   |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |  _|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  |_|  _|        AGENCY OF          |      |-------------                 |   |
    |                               | |   |      OKLAHOMA, INC        |      |                              |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |   AFFILIATE AGENCY, INC.      | |   |                           |      |    THE 401(k) COMPANY        |   |
    |                               | |   |                           |      |                              |   |
    | Common Stock: 100 Shares      | |   |    FINANCIAL HORIZONS            |Common Stock: 855,000 Shares  |   |
    | ------------                  |_|  _|       DISTRIBUTORS        |      |-------------                 |___|
    |                               | |  _|   AGENCY OF TEXAS, INC    |      |                              |
    |                               | |   |                           |      |                              |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |
    --------------------------------- |   -----------------------------      --------------------------------
                                      |
    --------------------------------- |   ------------------------------
    |    NATIONWIDE FINANCIAL       | |   |      AFFILIATE AGENCY      |
    |  INSTITUTION DISTRIBUTORS     | |   |        OF OHIO, INC.       |
    |INSURANCE AGENCY, INC. OF MASS.| |   |                            |
    | Common Stock: 100 Shares      |_| __| Common Stock: 750 Shares   |
    | ------------                  | |   | ------------               |
    |                               | |   |                            |
    | NFIDAI-100%                   | |   | NFIDAI-100%                |
    --------------------------------- |   ------------------------------
                                      |
    --------------------------------- |
    |    NATIONWIDE FINANCIAL       | |
    |  INSTITUTION DISTRIBUTORS     | |
    | AGENCY, INC. OF NEW MEXICO    | |
    | Common Stock: 100 Shares      |_|
    | ------------                  |
    |                               |
    | NFIDAI-100%                   |
    ---------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                   |                |                                    |
                       --------------------------------   |   -----------------------------      -------------------------------
                       |  PENSION ASSOCIATES, INC.    |   |   | NATIONWIDE LIFE INSURANCE |      |     NATIONWIDE FINANCIAL     |
                       |                              |   |   |    COMPANY OF AMERICA     |      |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |   |   |         (NLICA)           |      |            (NFSB)            |
                       | ------------                 |   |   |                           |      | Common Stock: 250,000 Shares |
                       |                              |   |   |                           |      |                              |
                       |                              |   |   |                           |      |                              |
                       | NFS-100%                     |   |   | NFS-100%      (See Page 6)|      | NFS-100%                     |
                       --------------------------------   |   -----------------------------      -------------------------------
                                                          |                                                      |
 _______________________________________                  |                                                      |
                                       |                  |                                                      |
                        --------------------------------  |   -----------------------------      --------------------------------
                        |    NATIONWIDE RETIREMENT     |  |   | NATIONWIDE FINANCIAL      |      |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |  |   | STRUCTURED PRODUCTS, LlLC |      |                              |
                        |                              |  |   |                           |      | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |  |---|                           |      | ------------                 |
                        | -------------                |      |                           |      |                              |
                        |                              |      |                           |      |                              |
                        | NFSDI-100%                   |      | NFS-100%                  |      | NFSB-100%                    |
                        --------------------------------     -----------------------------      --------------------------------
                                    |
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |         ALABAMA              | | |        NEW MEXICO         |
   | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |         ARIZONA              | | |        SO. DAKOTA         |
   | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |        ARKANSAS              | | |         WYOMING           |
   | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |      SOLUTIONS, INS.         | | |                           |
   |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
   | ------------                 | | |           OHIO            |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
   |                              | |_|    SOLUTIONS, INC. OF     |
   | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
   | ------------                 | | |                           |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------  | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
   | ------------                 |_|_|           TEXAS           |
   |                              |   |                           |
   | NRS-100%                     |   |                           |
   --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       December 31, 2003

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |    Common Stock:  13,642,432 Shares    |
                                                        |    -------------                       |
                                                        |                                        |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------                      |
                                                        | Casualty   95.2%                       |
                                                        | Fire        4.8%                       |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
     |                           |   |                           |
     |  NPHC - 100%              |   |  RCMD - 100%              |
     -----------------------------   -----------------------------
                   |                               |
                   |                               |
     -----------------------------   -----------------------------
     |       1717 ADVISORY       |   |       1717 INSURANCE      |
     |       SERVICES, INC.      |   |        AGENCY OF          |
     |                           |   |      MASSACHUSETTS, INC.  |
     |                           |   |                           |
     |  RCMD - 100%              |   |  BSI - 100%               |
     -----------------------------   -----------------------------






    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         December 31, 2003

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

                                                _______________________________
                                                |                 _____________
 ---------------------------                    |                |
|     AUDENSTAR LIMITED     |      ---------------------------   |
|           (AL)            |     |     NATIONWIDE ASSET      |  |
|                           |__   | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGAMT - 100%              |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |     GARTMORE GROUP LTD.   |  |
|           (RIG)           |  |  |           (GGL)           |  |
|                           |__|__|                           |  |
|                           |     |                           |  |
| GGAMT - 79%               |   __| NAMHL - 83%               |  |
| AL - 21%                  |  |   ---------------------------   |
 ---------------------------   |                |                |
              |                |   ---------------------------   |
              |                |  |   NATIONWIDE UK HOLDING   |  |
 ---------------------------   |  |       COMPANY, LTD.       |  |
|  GARTMORE RIVERVIEW, LLC  |  |  |        (NUKHCL)           |  |
|                           |  |  |                           |  |
|                           |  |  |                           |  |
|                           |  |  | GGL - 100%                |  |
|                           |  |   ---------------------------   |
| RIG - 70%                 |  |                |                |
 ---------------------------   |   ---------------------------   |
                               |  |     ASSET MANAGEMENT      |  |
                               |  |       HOLDINGS PLC        |  |
                               | _|         (AMH)             |  |
                               || |                           |  |
                               || |                           |  |
                               || | NUKHCL - 100%             |  |
                               ||  ---------------------------   |
                               ||               |                |
                               ||  ---------------------------   |
                               || |    GARTMORE INVESTMENT    |  |
                               || |       MANAGEMENT PLC      |  |
                               ||_|           (GIM)           |__|__
                               || |                           |  |
                               || | AMH - 99.99%              |  |
                               || | GNL - .01%                |  |
                               ||  ---------------------------   |
                               ||               |                |
                               ||  ---------------------------   |
                               || |    AMH INVESTMENTS        |  |
                               || |                           |  |
                               ||_|                           |  |
                               |  |                           |  |
                               |  |                           |  |
                               |  | AMH - 100%                |  |__
                               |   ---------------------------
                               |               |
                               |   ---------------------------
                               |  |      GARTMORE GLOBAL      |
                               |  |      INVESTMENTS, INC.    |
                               |__|           (GGL)           |
                                  |                           |
                                  |                           |
                                  |        (See Page 8)       |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

   -------------------
__| NATIONWIDE MUTUAL |____________________________________________________________________________
__| INSURANCE COMPANY |____________________________________________________________________________
  |   (CASUALTY)      |               |
  |  (See Page 1)     |               |
   -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:  13,642,432        |
                |       ------------        Shares       |
                |                                        |
                |                                        |
                |  Casualty   95.2%                      |
                |  Fire        4.8%                      |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ___________________________________
 ________________________________________________________________________________________________
                     |             |                               |    --------------------------
      --------------------------   |   --------------------------  |   | GARTMORE INVESTMENT LTD. |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         | |   |          (GIL)           |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                          |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                          |
  |  |                          |  |  |                          | |   | GIM - 99.9%              |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%               |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    --------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    --------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN      |
  |  |                          |  |  |                          | |   |         LIMITED          |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                          |
  |  |       SERVICES GMBH      |  |  |                          | |   |                          |
  |__|                          |  |  |                          | |   |                          |
  |  |                          |  |  |                          | |   | GIL - 100%               |
  |  |                          |  |  | GFM - 100%               | |   |                          |
  |  | GISL - 100%              |  |  |                          | |    --------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    --------------------------
  |   --------------------------   |   --------------------------  |   |    GARTMORE 1990 LTD.    |
  |  |  GARTMORE FUND MANAGERS  |  |  |     GARTMORE PENSION     | |   |                          |
  |  |  INTERNATIONAL LIMITED   |  |  |      TRUSTEES, LTD.      | |___|                          |
  |__|         (GFMI)           |  |__|                          | |   |                          |
     |                          |     |                          | |   | GIM - 50%                |
     | GISL - 99.99%            |     | GIM - 99%                | |   | GSL - 50%                |
     | GSL - .01%               |     | GSL - 1%                 | |    --------------------------
      --------------------------       --------------------------  |
                    |                                              |    --------------------------
      --------------------------                                   |   |   GARTMORE INDOSUEZ UK   |
      |   GARTMORE MANAGERS      |                                 |   | RECOVERY FUND (G.P.) LTD.|
      |      (JERSEY) LTD.       |                                 |___|    (GENERAL PARTNER)     |
      |                          |                                 |   |                          |
      | GFMI - 94%               |                                 |   | GIM - 50%                |
      | GSL - 3%                 |                                 |   | GNL - 50%                |
      | GIM - 3%                 |                                 |    --------------------------
       --------------------------                                  |
                                                                   |    --------------------------
      --------------------------                                   |   |GARTMORE 1990 TRUSTEE LTD.|
     |                          |                                  |   |    (GENERAL PARTNER)     |
     |     GARTMORE NO. 1       |                                  |___|                          |
     |  GENERAL PARTNER, LTD.   |                                      |                          |
_____|                          |                                      | GIM - 50%                |
     |                          |                                      | GSL - 50%                |
     |                          |                                       --------------------------
     | GIM - 100%               |
      --------------------------

      --------------------------
     |     GARTMORE NO. 2       |
     |  GENERAL PARTNER, LTD.   |
_____|                          |
     |                          |
     |                          |
     | GIM - 100%               |
      --------------------------

          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------



 _________________________________________________
|                                                |
|   --------------------------       --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |
|  |                          |     |     MANAGEMENT LTD.      |
|__|                          |     |          (GCM)           |
|  |                          |     |                          |
|  | GIM - 50%                |     | GIM - 99.99%             |
|  | GSL - 50%                |     | GSL - 0.1%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |
|  |          (GNL)           |     |         (GUS)            |
|__|                          |     |                          |
|  |                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     |                          |
|  | GSL - .01%               |     | GCM - 100%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  | GARTMORE SECURITIES LTD. |     | GARTMORE GLOBAL PARTNERS |
|  |          (GSL)           |     |    (GENERAL PARTNER)     |
|__|                          |_____|                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     | GUS - 50%                |
|  | GNL - .01%               |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       December 31, 2003

                                                                     (left side)

                                  NATIONWIDE(R)

-----------------------                      -------------------------------------
|   FARMLAND MUTUAL   |                      |        NATIONWIDE MUTUAL          |
|  INSURANCE COMPANY  |______________________|        INSURANCE COMPANY          |_____________________________________
|                     |______________________|                                   |_____________________________________
| Guaranty Fund       |                      |            (CASUALTY)             |                   |
| Certificate         |                      |           (See Page 1)            |                   |
|                     |                      -------------------------------------                   |
| Casualty            |                                                                              |
|    (See Page 1)     |                                                                              |
-----------------------                                                                              |
                                                                                   ------------------------------------
                                                                                   | NATIONWIDE CORPORATION (NW CORP) |
                                                                                   |   Common Stock:     13,642,432   |
                                                                                   |   ------------        Shares     |
                                                                                   |                                  |
                                                                                   | Casualty-95.2%                   |
                                                                                   | Fire-4.8%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GLOBAL          |
                                                                                   |         ASSET MANAGEMENT         |
                                                                                   |           TRUST (GGAMT)          |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NW Corp.-100%                    |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |           NATIONWIDE ASSET       |
                                                                                   |       MANAGEMENT HOLDINGS, LTD   |
                                                                                   |              (NAMHL)             |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | GGAMT-100%                       |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GROUP LTD       |
                                                                                   |               (GGL)              |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NAMHL-83%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   -------------------------------------
                                                                                   |         GARTMORE GLOBAL           |
                                                                                   |      INVESTMENTS, INC. (GGI)      |
                                                                                   |                                   |
                                                                                   | Common Stock: 958,750 Shares      |
               ____________________________________________________________________| ------------                      |
               |                                    |                              | GGAMT-94%                         |
               |                                    |                              | Preferred Stock: 500,000 Shares   |
               |                                    |                              | ---------------                   |
               |                                    |                              | GGAMT-100%                        |
               |                                    |                              -------------------------------------
--------------------------------     ---------------------------------
|    GARTMORE MUTUAL FUND      |     |    GARTMORE S.A. CAPITAL      |
|        CAPITAL TRUST         |  ___|         TRUST (GSA)           |
|                              |  |  |                               |__________________________________________________
|                              |  |  |                               |
|    DELAWARE BUSINESS TRUST   |  |  |   DELAWARE BUSINESS TRUST     |
--------------------------------  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |       GARTMORE SEPARATE       |
                                  |  |         ACCOUNTS, LLC         |
                                  |__|                               |
                                  |  |                               |
                                  |  | GSA-60%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |        GARTMORE EMERGING      |
                                  |__|          MANAGERS, LLC        |
                                     |              (GEM)            |
                                   __|                               |
                                  |  | GSA-100%                      |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |           NORTHPOINTE         |
                                  |  |           CAPITAL LLC         |
                                  |--|                               |
                                  |  |                               |
                                  |  | GEM-65%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |          CODA CAPITAL         |
                                  |  |         MANAGEMENT LLC        |
                                  |--|                               |
                                     |                               |
                                     | GEM-79%                       |
                                     ---------------------------------

                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------

                                   ------------------------------  -------------------------   ------------------------------------
                                   |   GARTMORE GLOBAL ASSET    |   |      GGI MGT LLC     |   |           NEWHOUSE S             |
                                   |      MANAGEMENT, INC.      |   |       (GGIMGT)       |   |       SITUATIONS FUND I, LLC     |
___________________________________|          (GGAMI)           |---|                      |---|                                  |
                                   |                            |   |                      |   | GGIMGT-10%                       |
                                   |                            |   |                      |   | Class A Preferred: 10,000 Shares |
                                   | GSA-100%                   |   | GGAMI-100%           |   | GGAMI-75%                        |
                                   ------------------------------   ------------------------   ------------------------------------
                                               |
      -------------------------------------    |    -------------------------------------     ------------------------------------
      |             GARTMORE              |    |    |           GARTMORE MORLEY         |     |      GARTMORE MORLEY CAPITAL     |
      |      INVESTORS SERVICES, INC.     |    |    |       FINANCIAL SERVICES, INC.    |     |          MANAGEMENT, INC         |
      |                                   |____|____|              (MORLEY)             |_____|                                  |
      | Common Stock: 5 Shares            |    |    |                                   |  |  | Common Stock:  500 Shares        |
      | ------------                      |    |    | Common Stock: 82,343 Shares       |  |  | ------------                     |
      |                                   |    |    | ------------                      |  |  |                                  |
      | GGAMI-100%                        |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |      NATIONWIDE GLOBAL FUNDS      |    |    |        GARTMORE GLOBAL            |  |  |              GARTMORE            |
      |                                   |    |    |         VENTURES, INC.            |  |  |           TRUST COMPANY          |
      |                                   |____|____|             (GGV)                 |  |__|                                  |
      |                                   |    |    |                                   |  |  | Common Stock: 2,000 Shares       |
      |       LUXEMBOURG SICAV            |____|    |                                   |  |  | ------------                     |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |       GARTMORE DISTRIBUTION       |    |    |       CORVIANT CORPORATION        |  |  |           GARTMORE MORLEY &      |
      |          SERVICES, INC.           |    |    |              (CC)                 |  |  |            ASSOCIATES, INC.      |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |____|____| Common Stock       450,000 shares |  |__| Common Stock: 3,500 Shares       |
      | Common Stock: 10,000 Shares       |         | ------------                      |     | ------------                     |
      | ------------                      |         | Series A Preferred 250,000 shares |     |                                  |
      |                                   |         | ------------------                |     | Morley-100%                      |
      | GGAMI-100%                        |         |                                   |     |                                  |
      |                                   |         |  GGAMI-100%                       |     |                                  |
      -------------------------------------         --------------------------------------    ------------------------------------

                                                                                      Subsidiary Companies      - Solid Line
                                                                                      Contractual Association   - Double Line
                                                                                      Limited Liability Company - Dotted Line

                                                                                      December 31, 2003

Item 27.      NUMBER OF CONTRACT OWNERS

              The number of contract owners of Qualified and Non-Qualified Contracts as of February 11, 2004 was 13,888 and 13, respectively.


Item 28.      INDEMNIFICATION
              Provision is made in Nationwide's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio. Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER


(a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

    Multi-Flex Variable Account               Nationwide VL Separate Account-C
    Nationwide Variable Account               Nationwide VL Separate Account-D
    Nationwide Variable Account-II            Nationwide VLI Separate Account-2
    Nationwide Variable Account-4             Nationwide VLI Separate Account-3
    Nationwide Variable Account-5             Nationwide VLI Separate Account-4
    Nationwide Variable Account-6             Nationwide VLI Separate Account-6
    Nationwide Variable Account-7
    Nationwide Variable Account-8
    Nationwide Variable Account-9
    Nationwide Variable Account-10
    Nationwide Variable Account-11
    Nationwide Variable Account-13
    Nationwide Variable Account-14
    Nationwide VA Separate Account-A
    Nationwide VA Separate Account-B
    Nationwide VA Separate Account-C

(b) Directors and Officers of NISC:

     Joseph J. Gasper, Director and Chairman of the Board
     Richard A. Karas, Director and Vice Chairman
     John M. Davis, President
     William G. Goslee, Senior Vice President
     Mark R. Thresher, Director, Senior Vice President and Treasurer Thomas E. Barnes, Vice President and Secretary
     Kevin S. Crossett, Vice President
     Trey Rouse, Vice President

     Peter R. Salvator, Vice President
     Barbara J. Shane, Vice President-Compliance Officer
     Karen R. Tackett, Vice President
     Alan A. Todryk, Vice President-Taxation
     Carol L. Dove, Associate Vice President-Treasury Services and
        Assistant Treasurer
     Glenn W. Soden, Associate Vice President and Assistant Secretary Dina A. Tantra, Assistant Secretary
     Mark D. Maxwell, Assistant Secretary
     E. Gary Berndt, Assistant Treasurer

     The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
     One Nationwide Plaza, Columbus, Ohio 43215


(c)

     ----------------------------- ------------------------- ----------------------- ----------------- -------------------
     NAME OF PRINCIPAL             NET UNDERWRITING          COMPENSATION ON         BROKERAGE         COMPENSATION
     UNDERWRITER                   DISCOUNTS AND             REDEMPTION OR           COMMISSIONS
                                   COMMISSIONS               ANNUITIZATION
     ----------------------------- ------------------------- ----------------------- ----------------- -------------------

     Nationwide Investment         N/A                       N/A                     N/A               N/A
     Services Corporation
     ----------------------------- ------------------------- ----------------------- ----------------- -------------------


Item 30.      LOCATION OF ACCOUNTS AND RECORDS
              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43216

Item 31.      MANAGEMENT SERVICES
              Not Applicable

Item 32.      UNDERTAKINGS
              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
              (b)   include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an
                    applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with Internal Revenue Code Section 403(b)(11).
              Nationwide hereby represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                          Independent Auditors' Consent


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account:


We consent to the use of our reports for Nationwide Variable Account dated February 20, 2004 and for Nationwide Life Insurance Company and subsidiaries dated March 11, 2004, included herein, and to the reference to our firm under the heading "Services" in the Statement of Additional Information (File No. 2-58043). Our report for Nationwide Life Insurance Company and subsidiaries refers to a change to the method of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.




KPMG LLP

Columbus, Ohio
April 20, 2004

                                   SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 22nd day of April, 2004.


                                                     NATIONWIDE VARIABLE ACCOUNT
                       ---------------------------------------------------------
                                                             (Registrant)

                                               NATIONWIDE LIFE INSURANCE COMPANY
                       ---------------------------------------------------------
                                                             (Depositor)




                                                 By   /s/ JAMIE RUFF CASTO, Esq.
 -------------------------------------------------------------------------------
                                                          Jamie Ruff Casto, Esq.


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 22nd day of April, 2004.


W. G. JURGENSEN
-------------------------------------------------------------------------
W. G. Jurgensen, Director and Chief Executive Officer

JOSEPH J. GASPER
-------------------------------------------------------------------------
Joseph J. Gasper, Director and President and Chief Operating Officer

JOSEPH A. ALUTTO
-------------------------------------------------------------------------
Joseph A. Alutto, Director

JAMES G. BROCKSMITH, JR.
-------------------------------------------------------------------------
James G. Brocksmith, Jr., Director

HENRY S. HOLLOWAY
-------------------------------------------------------------------------
Henry S. Holloway, Director

LYDIA M. MARSHALL
-------------------------------------------------------------------------
Lydia M. Marshall, Director

DONALD L. MCWHORTER
-------------------------------------------------------------------------
Donald L. McWhorter, Director

DAVID O. MILLER
-------------------------------------------------------------------------
David O. Miller, Director

JAMES F. PATTERSON
-------------------------------------------------------------------------
James F. Patterson, Director

MARTHA J. MILLER DE LOMBERA
-------------------------------------------------------------------------
Martha J. Miller de Lombera, Director

GERALD D. PROTHRO
-------------------------------------------------------------------------
Gerald D. Prothro, Director

ARDEN L.SHISLER
-------------------------------------------------------------------------
Arden L. Shisler, Director

ALEX SHUMATE
-------------------------------------------------------------------------
Alex Shumate, Director

                           By /s/       JAMIE RUFF CASTO
                          ------------------------------------------------------
                                        Jamie Ruff Casto
                                        Attorney-in-Fact